UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/11

Date of reporting period: 03/31/11

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—57.3%
Aerospace & Defense—0.2%
Boeing Co. (The)
1.875%	11/20/2012			$1,280,000	$1,301,915

Beverages—1.8%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL	2,270,000	1,435,565
2.500%	03/26/2013			6,085,000	6,211,531
Bottling Group LLC
6.950%	03/15/2014			975,000	1,123,718
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011			1,060,000	1,068,407

					9,839,221

Biotechnology—0.2%
Life Technologies Corp.
3.500%	01/15/2016			1,300,000	1,297,362
Capital Markets—2.2%
Bear Stearns Cos. LLC (The)
5.700%	11/15/2014			6,340,000	6,974,241
Goldman Sachs Group, Inc. (The)
1.311%	02/07/2014	#		1,020,000	1,028,273
Macquarie Bank Ltd., Series B MTN (Australia)
2.600%	01/20/2012	^		1,230,000	1,251,028
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012			550,000	584,688
TD Ameritrade Holding Corp.
4.150%	12/01/2014			1,140,000	1,187,758
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^		1,000,000	1,058,429

					12,084,417

Chemicals—1.6%
Airgas, Inc.
2.850%	10/01/2013			460,000	466,888
Dow Chemical Co. (The)
7.600%	05/15/2014			4,385,000	5,070,985
4.850%	08/15/2012			2,300,000	2,410,207
2.500%	02/15/2016			690,000	665,682
Praxair, Inc.
1.750%	11/15/2012			570,000	577,374

					9,191,136

Commercial Banks—10.6%
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^		2,510,000	2,484,900
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^†		1,180,000	1,234,870
Bank of Nova Scotia (Canada)
2.250%	01/22/2013			950,000	970,408
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015			2,590,000	2,681,665
2.700%	03/05/2012	^		1,000,000	1,020,339
1.343%	01/13/2014	#		970,000	981,671
BB&T Corp. MTN
3.850%	07/27/2012			4,018,000	4,161,230
BB&T Corp., Series A MTN
3.375%	09/25/2013			700,000	728,965
Capital One Financial Corp.
7.375%	05/23/2014			3,630,000	4,169,451
CIT Group, Inc.
5.250%	04/01/2014	^		735,000	740,115

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^	$1,360,000	$1,357,635
Credit Suisse (Switzerland)
1.263%	01/14/2014	#	2,020,000	2,046,587
ING Bank NV (Netherlands)
2.625%	02/09/2012	^	1,700,000	1,729,005
1.360%	03/15/2013	#^	1,400,000	1,403,773
KeyCorp MTN
3.750%	08/13/2015		560,000	566,417
M&T Bank Corp.
5.375%	05/24/2012		5,000,000	5,221,460
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015		5,490,000	5,499,728
3.250%	01/11/2014		1,320,000	1,336,867
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013		2,250,000	2,302,830
Santander US Debt SA Unipersonal (Spain)
2.485%	01/18/2013	^	5,200,000	5,106,598
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^†	570,000	564,514
Standard Chartered plc (United Kingdom)
3.850%	04/27/2015	^	3,810,000	3,902,674
Swedbank AB (Sweden)
2.800%	02/10/2012	^	900,000	916,750
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,390,919
US Bancorp
4.200%	05/15/2014		1,300,000	1,384,935
US Bancorp MTN
1.375%	09/13/2013		1,000,000	998,747
Wells Fargo & Co.
5.300%	08/26/2011		1,240,000	1,263,616
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		660,000	692,116
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		1,600,000	1,628,197
0.853%	04/08/2013	#^	1,000,000	1,001,990

				59,488,972

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		695,000	695,000

Communications Equipment—0.8%
Cisco Systems, Inc.
1.625%	03/14/2014		4,300,000	4,295,992

Computers & Peripherals—1.2%
Hewlett-Packard Co.
4.500%	03/01/2013		890,000	948,444
4.250%	02/24/2012		730,000	754,929
2.950%	08/15/2012		3,000,000	3,083,973
2.250%	05/27/2011		1,000,000	1,003,393
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		900,000	948,375

				6,739,114

Consumer Finance—2.7%
Ally Financial, Inc.
4.500%	02/11/2014		900,000	902,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
American Express Credit Corp., Series D MTN
5.125%	08/25/2014			$3,177,000	$3,429,699
American Honda Finance Corp.
2.375%	03/18/2013	^		470,000	476,873
Banque PSA Finance MTN (France)
3.500%	01/17/2014		EUR	850,000	1,192,823
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012			900,000	941,523
Ford Motor Credit Co. LLC
7.000%	10/01/2013			560,000	604,849
HSBC Finance Corp.
5.900%	06/19/2012			3,974,000	4,176,495
John Deere Capital Corp. MTN
2.950%	03/09/2015			1,210,000	1,242,158
1.600%	03/03/2014			1,160,000	1,161,022
PACCAR Financial Corp. MTN
0.693%	04/05/2013	#		840,000	844,684

					14,972,376

Diversified Financial Services—7.9%
American Express Travel Related Services Co., Inc.
5.250%	11/21/2011	^		2,691,000	2,766,582
Bank of America Corp.
4.875%	09/15/2012			3,910,000	4,097,637
Bank of America Corp. MTN
4.900%	05/01/2013			550,000	580,681
Bank of America Corp., Series L MTN
7.375%	05/15/2014			2,680,000	3,028,719
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^		1,100,000	1,096,589
Citigroup, Inc.
6.375%	08/12/2014			2,000,000	2,212,558
6.010%	01/15/2015			2,660,000	2,909,357
6.000%	12/13/2013			2,800,000	3,046,414
5.300%	10/17/2012			425,000	448,637
Equifax, Inc.
4.450%	12/01/2014			240,000	253,760
ERAC USA Finance LLC
2.250%	01/10/2014	^		550,000	549,044
General Electric Capital Corp.
5.900%	05/13/2014			680,000	751,074
General Electric Capital Corp. MTN
1.875%	09/16/2013			300,000	300,076
1.153%	01/15/2013	#		1,000,000	1,009,348
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014			1,130,000	1,178,330
0.570%	09/15/2014	#		7,750,000	7,656,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016			920,000	949,900
JPMorgan Chase & Co.
5.375%	10/01/2012			400,000	424,947
4.750%	05/01/2013			500,000	531,416
Lloyds TSB Bank plc (United Kingdom)
4.875%	01/21/2016			8,380,000	8,650,012
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015			1,040,000	1,033,611
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016			950,000	1,033,125

					44,508,507

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Telecommunication Services—4.1%
AT&T, Inc.
6.700%	11/15/2013		$5,000,000	$5,631,630
4.850%	02/15/2014		600,000	649,294
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	439,506
Frontier Communications Corp.
6.250%	01/15/2013		700,000	742,000
Telecom Italia Capital SA (Luxembourg)
5.250%	10/01/2015		1,986,000	2,057,675
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,224,120
2.582%	04/26/2013		1,090,000	1,100,962
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	792,202
0.919%	03/28/2014	#	3,200,000	3,219,840
Verizon Global Funding Corp.
7.375%	09/01/2012		3,000,000	3,264,900
Windstream Corp.
8.125%	08/01/2013		655,000	722,137

				22,844,266

Electric Utilities—2.4%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,445,977
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	916,781
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,217,084
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^	6,034,000	6,241,799
GenOn Americas Generation LLC
8.300%	05/01/2011		810,000	813,037
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,100,526
Midamerican Energy Holdings Co.
3.150%	07/15/2012		1,000,000	1,025,543
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		910,000	928,330

				13,689,077

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	474,450
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	650,598

				1,125,048

Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,064,129
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	217,287

				1,281,416

Food Products—1.5%
Corn Products International, Inc.
3.200%	11/01/2015		310,000	309,796
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,570,017
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,067,236
Kraft Foods, Inc.
6.750%	02/19/2014		2,099,000	2,369,570

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.250%	10/01/2013		$340,000	$369,313
2.625%	05/08/2013		340,000	348,148
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,241,636

				8,275,716

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	888,996
Stryker Corp.
3.000%	01/15/2015		680,000	697,424

				1,586,420

Health Care Providers & Services—2.1%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,152,883
Omnicare, Inc.
6.875%	12/15/2015		1,235,000	1,272,050
Quest Diagnostics, Inc.
1.159%	03/24/2014	#	410,000	411,561
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,187,338
WellPoint, Inc.
6.800%	08/01/2012		3,290,000	3,520,770
5.000%	12/15/2014		2,000,000	2,189,498

				11,734,100

Household Durables—0.3%
DR Horton, Inc.
5.375%	06/15/2012		710,000	713,550
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,189,809

				1,903,359

Insurance—2.4%
Aflac, Inc.
3.450%	08/15/2015		5,437,000	5,465,599
Allstate Corp. (The)
6.200%	05/16/2014		800,000	897,360
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	724,893
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	518,214
MetLife, Inc.
2.375%	02/06/2014		450,000	450,916
Metropolitan Life Global Funding I
1.053%	01/10/2014	#^	2,100,000	2,113,184
New York Life Global Funding
0.434%	06/16/2011	#^	1,000,000	1,000,307
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013		1,000,000	1,057,590
3.625%	09/17/2012		1,100,000	1,133,281

				13,361,344

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	494,842

IT Services—0.6%
International Business Machines Corp.
2.100%	05/06/2013		2,170,000	2,215,303
1.000%	08/05/2013		1,100,000	1,094,078

				3,309,381

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		$1,100,000	$1,163,824

Machinery—0.6%
SPX Corp.
7.625%	12/15/2014		685,000	757,781
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013		2,100,000	2,326,212

				3,083,993

Media—2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%	04/30/2012	^	850,000	896,750
CSC Holdings LLC
8.500%	04/15/2014		230,000	259,038
8.500%	06/15/2015		610,000	669,475
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,060,000	1,142,299
DISH DBS Corp.
6.375%	10/01/2011		570,000	582,825
NBCUniversal Media LLC
3.650%	04/30/2015	^	850,000	873,468
Time Warner Cable, Inc.
6.200%	07/01/2013		6,400,000	7,040,269
Time Warner, Inc.
3.150%	07/15/2015		440,000	446,050
Viacom, Inc.
4.375%	09/15/2014		700,000	747,444

				12,657,618

Metals & Mining—2.3%
Alcoa, Inc.
6.000%	07/15/2013		5,525,000	6,032,416
Barrick Gold Financeco LLC (Canada)
6.125%	09/15/2013		2,545,000	2,824,082
Rio Tinto Finance USA Ltd. (Australia)
1.875%	11/02/2015		2,160,000	2,081,421
Steel Dynamics, Inc.
7.375%	11/01/2012		1,230,000	1,316,100
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	450,000	482,063

				12,736,082

Multi-Utilities—0.4%
Sempra Energy
1.069%	03/15/2014	#	2,413,000	2,427,041

Oil, Gas & Consumable Fuels—2.3%
Chevron Corp.
3.450%	03/03/2012		900,000	924,852
ConocoPhillips
4.750%	02/01/2014		600,000	651,661
4.600%	01/15/2015		455,000	496,307
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		748,000	796,620
Newfield Exploration Co.
6.625%	04/15/2016		900,000	934,875
Plains Exploration & Production Co.
7.750%	06/15/2015		650,000	681,687
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	673,871

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—(Continued)
Shell International Finance BV (Netherlands)
5.625%	06/27/2011			$900,000	$911,070
1.875%	03/25/2013			620,000	631,423
Tesoro Corp.
6.625%	11/01/2015			355,000	367,425
Total Capital Canada Ltd. (Canada)
1.625%	01/28/2014			3,447,000	3,516,664
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015			550,000	566,862
Valero Energy Corp.
6.875%	04/15/2012			550,000	581,554
XTO Energy, Inc.
7.500%	04/15/2012			990,000	1,059,245

					12,794,116

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015			950,000	1,033,125

Pharmaceuticals—1.5%
Abbott Laboratories
5.600%	05/15/2011			1,150,000	1,157,460
Merck & Co., Inc.
1.875%	06/30/2011			1,000,000	1,003,893
Novartis Capital Corp.
4.125%	02/10/2014			310,000	331,733
1.900%	04/24/2013			860,000	874,981
Pfizer, Inc.
3.625%	06/03/2013		EUR	200,000	288,976
Sanofi-Aventis SA (France)
1.625%	03/28/2014			800,000	799,281
0.508%	03/28/2013	#		1,580,000	1,580,325
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014			500,000	496,904
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012			1,230,000	1,238,890
Valeant Pharmaceuticals International
6.500%	07/15/2016	^		720,000	714,600

					8,487,043

Real Estate Investment Trusts (REITs)—0.6%
HCP, Inc.
2.700%	02/01/2014			1,410,000	1,415,179
Health Care REIT, Inc.
6.000%	11/15/2013			810,000	882,790
Simon Property Group LP
4.200%	02/01/2015			210,000	221,105
Vornado Realty LP
4.250%	04/01/2015			1,080,000	1,106,872

					3,625,946

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015			850,000	843,403
Union Pacific Corp.
6.125%	01/15/2012			545,000	567,225

					1,410,628

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014			1,400,000	1,458,206

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
3.750%	07/08/2014		$700,000	$743,517

				2,201,723

Specialty Retail—0.5%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		191,000	195,536
Lowe’s Cos., Inc.
2.125%	04/15/2016		2,500,000	2,442,800

				2,638,336

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016		850,000	890,375

Tobacco—1.5%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,206,768
Philip Morris International, Inc.
6.875%	03/17/2014		2,120,000	2,434,837

				8,641,605

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		1,275,000	1,329,188

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	310,190
Sprint Capital Corp.
8.375%	03/15/2012		1,290,000	1,367,400

				1,677,590

TOTAL CORPORATE OBLIGATIONS (Cost $313,968,010)				320,817,214

MORTGAGE-RELATED SECURITIES—4.9%

Commercial Mortgage-Backed Securities—0.2%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,182,320	1,164,254

U.S. Government Agency Mortgage-Backed Securities—3.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,640,026	1,664,577
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022		710,382	773,984
Federal National Mortgage Association
3.500%	05/01/2020 - 12/01/2020		2,836,175	2,922,231
2.649%	09/01/2034	#	155,403	161,301
2.641%	09/01/2034	#	217,201	225,632
2.622%	10/01/2034	#	1,813,231	1,896,131
2.426%	10/01/2034	#	276,125	288,227
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		1,061,954	1,084,154
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,072,585
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		593,099	595,506

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.629%	11/06/2017		#	$2,198,269	$2,198,950
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.819%	12/08/2020		#	3,845,894	3,863,931

					16,747,209

U.S. Non-Agency Mortgage-Backed Securities—1.7%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
2.964%	01/25/2035		#	792,068	654,002
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.796%	09/25/2035		#	2,554,905	2,501,886
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.010%	12/19/2035		#	2,916,425	2,348,304
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.238%	12/25/2034		#	1,739,100	1,692,388
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.665%	04/25/2034		#	256,590	253,085
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.167%	10/19/2034		#	729,502	508,597
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.796%	03/25/2044		#	584,552	552,419
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.883%	09/25/2034		#	1,757,074	1,007,432

					9,518,113

TOTAL MORTGAGE-RELATED SECURITIES (Cost $29,061,497)					27,429,576

U.S. TREASURY OBLIGATIONS—10.9%
U.S. Treasury Bills—2.2%
U.S. Treasury Bill
0.281%	02/09/2012	†		12,300,000	12,275,905

U.S. Treasury Notes—8.7%
U.S. Treasury Note
1.750%	04/15/2013			2,280,000	2,323,473
1.375%	03/15/2013	†		8,000,000	8,094,048
1.250%	02/15/2014			3,788,000	3,790,958
1.000%	07/31/2011 - 07/15/2013			11,200,000	11,226,976
0.625%	07/31/2012 - 02/28/2013			11,300,000	11,307,040
0.625%	06/30/2012	‡	‡	2,850,000	2,857,798
0.500%	11/15/2013	†		9,510,000	9,368,092

					48,968,385

TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,337,802)					61,244,290

GOVERNMENT RELATED OBLIGATIONS—8.5%

U.S. Government Agencies—2.3%
Federal Farm Credit Bank
1.875%	12/07/2012			1,200,000	1,223,585
1.375%	06/25/2013			1,830,000	1,848,902
Federal National Mortgage Association
1.375%	04/28/2011	†		4,000,000	4,003,823

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date			Face		Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
0.500%	10/30/2012	†			$6,000,000	$5,985,630

						13,061,940

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.2%
Western Corporate Federal Credit Union
1.750%	11/02/2012				980,000	996,313

Non-U.S. Government Agencies—1.0%
Export Development Canada (Canada)
3.750%	07/15/2011				1,365,000	1,378,258
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^		500,000	488,540
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015		^		1,160,000	1,125,565
Kreditanstalt fuer Wiederaufbau (Germany)
3.750%	06/27/2011				1,150,000	1,159,079
1.375%	01/13/2014				1,500,000	1,501,578

						5,653,020

Sovereign Debt—2.8%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013				400,000	478,800
Colombia Government International Bond (Colombia)
10.000%	01/23/2012				500,000	537,500
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014				900,000	1,099,125
Irish Life & Permanent Group Holdings plc (Ireland)
3.600%	01/14/2013		^		7,400,000	6,477,656
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016				1,660,000	1,612,881
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011				980,000	997,196
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013				1,160,000	1,267,300
Panama Government International Bond (Panama)
9.375%	07/23/2012				500,000	557,500
Qatar Government International Bond (Qatar)
4.000%	01/20/2015		^		500,000	518,750
Republic of Chile (Chile)
5.500%	01/15/2013				1,000,000	1,073,600
Republic of South Africa (South Africa)
7.375%	04/25/2012				1,000,000	1,072,500

						15,692,808

Supranational—0.6%
European Investment Bank MTN
4.750%	04/15/2011			EUR	2,300,000	3,264,682

U.S. Municipal Bonds—1.2%
California General Obligation Bonds (California)
5.450%	04/01/2015				3,635,000	3,841,250
5.250%	04/01/2014				1,200,000	1,257,360
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018				1,100,000	1,068,408
University of California Revenue Bonds (California)
1.988%	05/15/2050		#		460,000	463,901

						6,630,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)

Non-U.S. Regional Authority Bonds—0.4%
Nederlandse Waterschapsbank NV MTN (Netherlands)
4.625%	07/25/2011		EUR$	1,500,000	$2,149,677

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $48,199,070)					47,449,359

ASSET-BACKED SECURITIES—15.0%
Automobile—6.2%
Bank of America Auto Trust Series 2008-1A, Class A4
5.730%	01/20/2013	^		2,630,000	2,693,061
Capital Auto Receivables Asset Trust Series 2008-2, Class A3A
4.680%	10/15/2012			597,903	605,380
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.605%	07/15/2014	#		3,380,000	3,408,370
Capital Auto Receivables Asset Trust Series 2007-1, Class A4B
0.295%	04/16/2012	#		260,627	260,540
Capital Auto Receivables Asset Trust Series 2008-2, Class A3B
1.705%	10/15/2012	#		1,230,468	1,234,343
Capital Auto Receivables Asset Trust Series 2007-4A, Class A4
5.300%	05/15/2014			712,126	727,723
CarMax Auto Owner Trust Series 2007-1, Class B
5.340%	10/15/2012			3,000,000	3,005,183
Daimler Chrysler Auto Trust Series 2008-A, Class A3A
3.700%	06/08/2012			44,530	44,555
Daimler Chrysler Auto Trust Series 2008-B, Class A4A
5.320%	11/10/2014			2,000,000	2,057,936
Daimler Chrysler Auto Trust Series 2007-A, Class A4
5.280%	03/08/2013			1,340,003	1,367,589
Ford Credit Auto Owner Trust Series 2009-A, Class A4
6.070%	05/15/2014			1,600,000	1,712,065
Ford Credit Auto Owner Trust Series 2007-B, Class A4A
5.240%	07/15/2012			4,206,739	4,259,164
Harley-Davidson Motorcycle Trust Series 2007-2, Class A4
5.120%	08/15/2013			1,418,164	1,450,064
Harley-Davidson Motorcycle Trust Series 2009-3, Class A4
2.540%	04/15/2017			2,000,000	2,038,328
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014			2,000,000	2,001,987
Honda Auto Receivables Owner Trust Series 2009-2, Class A3
2.790%	01/15/2013			4,112,664	4,150,384
Honda Auto Receivables Owner Trust Series 2009-2, Class A4
4.430%	07/15/2015			1,175,000	1,228,863

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.254%	09/20/2016	#^	$2,200,000	$2,184,985
USAA Auto Owner Trust Series 2008-2, Class A3
4.640%	10/15/2012		122,583	123,180

				34,553,700

Credit Card—8.8%
American Express Credit Account Master Trust Series 2008-5, Class A
1.055%	03/15/2016	#	4,550,000	4,620,353
American Express Credit Account Master Trust Series 2005-4, Class A
0.325%	01/15/2015	#	1,268,000	1,267,491
Bank of America Credit Card Trust Series 2007-A6, Class A6
0.315%	09/15/2016	#	2,650,000	2,635,761
Bank of America Credit Card Trust Series 2006-A15, Class A15
0.255%	04/15/2014	#	4,200,000	4,196,493
Capital One Multi-Asset Execution Trust Series 2008-A5, Class A5
4.850%	02/18/2014		5,550,000	5,559,677
Capital One Multi-Asset Execution Trust Series 2005-A10, Class A
0.335%	09/15/2015	#	2,095,000	2,085,805
Chase Issuance Trust Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,379,022
Chase Issuance Trust Series 2007-A9, Class A9
0.285%	06/16/2014	#	1,250,000	1,248,148
Citibank Credit Card Issuance Trust Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,321,316
Citibank Credit Card Issuance Trust Series 2009-A2, Class A2
1.805%	05/15/2014	#	2,211,000	2,244,215
Discover Card Master Trust Series 2009-A2, Class A
1.555%	02/17/2015	#	2,000,000	2,029,544
Discover Card Master Trust Series 2008-A3, Class A3
5.100%	10/15/2013		5,455,000	5,464,842
GE Capital Credit Card Master Note Trust Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,403,980
GE Capital Credit Card Master Note Trust Series 2007-4, Class A
0.305%	06/15/2015	#	1,886,000	1,878,229

				49,334,876

TOTAL ASSET-BACKED SECURITIES (Cost $83,114,419)				83,888,576

			Shares	Value
MONEY MARKET FUNDS—8.4%
Institutional Money Market Funds—8.4%
Dreyfus Institutional Cash Advantage Fund, 0.16%		††¥	5,300,000	5,300,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund

		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	¥	16,067,756	$16,067,756
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	4,212,068	4,212,068
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	5,300,000	5,300,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	5,300,000	5,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	5,300,000	5,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	5,300,000	5,300,000

TOTAL MONEY MARKET FUNDS (Cost $46,779,824)			46,779,824

TOTAL INVESTMENTS—105.0% (Cost $582,460,622)			587,608,839
Other assets less liabilities—(5.0%)			(27,717,678)

NET ASSETS—100.0%			$559,891,161

Legend to the Schedule of Investments:

BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $60,434,061, which represents 10.8% of Net Assets.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—6.8%
Capital Markets—0.9%
Bear Stearns Cos. LLC (The), Series CPI MTN
3.300%	03/10/2014	#		$380,000	$379,540
Morgan Stanley MTN
2.812%	05/14/2013	#		4,000,000	4,143,520

					4,523,060

Commercial Banks—1.8%
American Express Bank FSB, Bank Note
0.406%	06/12/2012	#	†	800,000	797,921
0.378%	05/29/2012	#		400,000	399,129
Barclays Bank plc MTN (United Kingdom)
0.510%	09/11/2017	#		1,500,000	1,442,046
BNP Paribas/BNP Paribas LLC MTN (France)
2.970%	03/23/2012	#		2,000,000	2,063,560
JPMorgan Chase Bank NA
0.640%	06/13/2016	#		2,100,000	2,041,414
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015			600,000	624,183
UBS AG MTN (Switzerland)
1.413%	02/23/2012	#		1,500,000	1,512,381

					8,880,634

Consumer Finance—2.1%
American Express Credit Corp., Series C MTN
0.368%	02/24/2012	#		500,000	499,316
HSBC Finance Corp.
0.553%	01/15/2014	#		4,900,000	4,831,307
SLM Corp. MTN
6.250%	01/25/2016			4,200,000	4,383,036
5.050%	11/14/2014			500,000	505,127
SLM Corp., Series CPI MTN
3.746%	03/15/2013	#		120,000	116,509

					10,335,295

Diversified Financial Services—1.4%
Bank of America Corp., Series K MTN
0.640%	09/15/2014	#		2,000,000	1,943,312
Citigroup, Inc.
2.312%	08/13/2013	#		700,000	721,065
Lloyds TSB Bank plc (United Kingdom)
2.653%	01/24/2014	#		2,500,000	2,564,855
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013			2,000,000	1,984,644

					7,213,876

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015			500,000	528,948

Oil, Gas & Consumable Fuels—0.2%
EOG Resources, Inc.
1.061%	02/03/2014	#		1,100,000	1,110,425

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012			1,300,000	1,367,809

TOTAL CORPORATE OBLIGATIONS (Cost $33,194,210)					33,960,047

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—83.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.166%	09/15/2011			$600,000	$599,583

U.S. Treasury Bonds—1.4%
U.S. Treasury Bond
5.250%	02/15/2029			3,535,000	3,981,845
4.750%	02/15/2041			2,185,000	2,271,375
4.375%	05/15/2040			525,000	513,354
3.875%	08/15/2040			310,000	277,450

					7,044,024

U.S. Treasury Inflation Protected Securities Bonds—32.8%
U.S. Treasury Bond
3.875%	04/15/2029			15,160,000	27,238,759
3.625%	04/15/2028			11,080,000	19,503,916
3.375%	04/15/2032	†		604,100	967,441
2.500%	01/15/2029	†		12,025,000	14,010,143
2.375%	01/15/2025 - 01/15/2027			32,312,400	41,714,151
2.125%	02/15/2040 - 02/15/2041			25,749,400	27,742,624
2.000%	01/15/2026			15,970,000	18,957,286
1.750%	01/15/2028			12,940,000	13,897,961

					164,032,281

U.S. Treasury Inflation Protected Securities Notes—48.0%
U.S. Treasury Note
3.375%	01/15/2012			10,000,000	13,005,082
3.000%	07/15/2012			10,400,000	13,653,681
2.625%	07/15/2017			21,340,000	26,070,979
2.500%	07/15/2016			24,295,000	30,102,636
2.375%	04/15/2011 - 01/15/2017			20,770,300	25,377,649
2.125%	01/15/2019			1,592,600	1,825,141
2.000%	07/15/2014	‡	‡	7,093,500	9,103,203
2.000%	04/15/2012	†		2,842,600	3,227,880
2.000%	01/15/2014 - 01/15/2016			19,355,000	24,426,885
1.875%	07/15/2013 - 07/15/2019			27,543,600	34,342,612
1.625%	01/15/2018	†		2,670,000	3,038,257
1.625%	01/15/2015			10,955,000	13,711,639
1.375%	07/15/2018 - 01/15/2020	†		13,964,800	14,984,303
1.250%	04/15/2014 - 07/15/2020			11,442,300	12,151,947
0.625%	04/15/2013			320,000	349,193
0.500%	04/15/2015	†		14,191,700	14,987,207

					240,358,294

U.S. Treasury Notes—0.7%
U.S. Treasury Note
3.625%	02/15/2021	†		2,400,000	2,434,500
2.625%	11/15/2020	†		1,325,000	1,236,597

					3,671,097

TOTAL U.S. TREASURY OBLIGATIONS (Cost $397,709,778)					415,705,279

GOVERNMENT RELATED OBLIGATIONS—1.8%

U.S. Government Agencies—1.2%
Federal National Mortgage Association
1.000%	02/17/2026			4,900,000	4,897,981

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Tennessee Valley Authority
5.250%	09/15/2039		$900,000	$947,465

				5,845,446

Non-U.S. Government Agencies—0.5%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,098,629
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016		1,200,000	1,214,022

				2,312,651

Sovereign Debt—0.1%
Israel Government AID Bond (Israel)
5.500%	09/18/2023		500,000	562,054

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
2.094%	12/10/2013	#	275,000	287,191

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $8,991,725)				9,007,342

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.1%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.450%	10/25/2035	#	309,457	281,781
First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15, Class A3
0.300%	11/25/2036	#	45,920	45,571
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		150,468	140,362

				467,714

Manufactured Housing—0.3%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	1,361,608	1,457,544

Other—0.1%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
0.930%	12/25/2034	#	359,904	343,327

Student Loan—0.4%
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.753%	01/25/2021		2,211,926	2,218,916

TOTAL ASSET-BACKED SECURITIES (Cost $4,482,293)				4,487,501

PURCHASED OPTIONS—0.1%

			Contracts/ Notional	Value
Put - Euro-Dollars 1 Year Mid Curve, Expires 09/16/2011, Strike $98.25			303	193,162
Put - U.S. 1 Year Swaption, Expires 11/19/2012, Strike 2.00%			3,400,000	23,445

Vantagepoint Inflation Protected Securities Fund

			Contracts/ Notional	Value
PURCHASED OPTIONS—(Continued)
Put - U.S. 5 Year Treasury Note, Expires 05/20/2011, Strike $117.00			75	$69,727

TOTAL PURCHASED OPTIONS (Cost $191,598)				286,334

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—0.6%
Commercial Banks—0.6%
Bank of Nova Scotia
0.562%	08/09/2012		$1,200,000	1,200,008
Industrial & Commercial Bank of China Ltd.
0.750%	08/15/2011		1,700,000	1,702,261

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,899,640)				2,902,269

			Shares	Value
MONEY MARKET FUNDS—18.2%
Institutional Money Market Funds—18.2%
Dreyfus Institutional Cash Advantage Fund, 0.16%		††¥	7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%			¥36,029,116	36,029,116
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		††¥	20,041,541	20,041,541
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%		††¥	7,000,000	7,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%		††¥	7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%		††¥	7,000,000	7,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%		††¥	7,000,000	7,000,000

TOTAL MONEY MARKET FUNDS (Cost $91,070,657)				91,070,657

TOTAL INVESTMENTS—111.4% (Cost $538,539,901)				557,419,429
Other assets less liabilities—(11.4%)				(56,851,782)

NET ASSETS—100.0%				$500,567,647

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Equity Income Fund

	Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—2.6%
Boeing Co. (The)	79,800	$5,899,614
Honeywell International, Inc.	397,900	23,758,609
ITT Corp.	73,800	4,431,690
L-3 Communications Holdings, Inc.	60,200	4,714,262
Lockheed Martin Corp.	43,600	3,505,440
Raytheon Co.	187,900	9,558,473

		51,868,088

Air Freight & Logistics—1.1%
FedEx Corp.	168,600	15,772,530
United Parcel Service, Inc., Class B	88,600	6,584,752

		22,357,282

Automobiles—0.3%
General Motors Co. *	54,500	1,691,135
Harley-Davidson, Inc.	83,600	3,552,164

		5,243,299

Beverages—0.3%
PepsiCo, Inc.	88,800	5,719,608

Biotechnology—0.2%
Amgen, Inc. *	63,600	3,399,420

Building Products—0.2%
Masco Corp. †	242,400	3,374,208
USG Corp. *†	85,900	1,431,094

		4,805,302

Capital Markets—3.0%
Bank of New York Mellon Corp. (The)	1,197,800	35,778,286
Legg Mason, Inc. †	157,700	5,691,393
Morgan Stanley	74,500	2,035,340
State Street Corp.	333,500	14,987,490

		58,492,509

Chemicals—1.5%
E.I. Du Pont de Nemours & Co.	307,846	16,922,295
International Flavors & Fragrances, Inc.	73,800	4,597,740
Monsanto Co.	96,300	6,958,638

		28,478,673

Commercial Banks—3.1%
KeyCorp	275,600	2,447,328
PNC Financial Services Group, Inc.	310,200	19,539,498
Regions Financial Corp. †	319,100	2,316,666
SunTrust Banks, Inc.	162,600	4,689,384
U.S. Bancorp	337,100	8,909,553
Wells Fargo & Co.	743,400	23,565,780

		61,468,209

Commercial Services & Supplies—0.2%
Avery Dennison Corp.	92,200	3,868,712

Communications Equipment—0.4%
Cisco Systems, Inc.	170,300	2,920,645
Harris Corp. †	118,000	5,852,800

		8,773,445

Computers & Peripherals—3.6%
Dell, Inc. *	3,703,900	53,743,589

Vantagepoint Equity Income Fund

	Shares	Value
COMMON STOCKS—(Continued)
Hewlett-Packard Co.	397,100	$16,269,187

		70,012,776

Construction Materials—2.0%
Cemex SAB de CV ADR (Mexico) *†	2,314,539	20,668,831
Martin Marietta Materials, Inc. †	147,000	13,181,490
Vulcan Materials Co. †	112,900	5,148,240

		38,998,561

Consumer Finance—2.9%
American Express Co.	611,000	27,617,200
Capital One Financial Corp.	289,400	15,037,224
SLM Corp. *	911,200	13,941,360

		56,595,784

Distributors—0.2%
Genuine Parts Co.	58,952	3,162,185

Diversified Consumer Services—0.1%
H&R Block, Inc. †	82,500	1,381,050

Diversified Financial Services—3.9%
Bank of America Corp.	1,751,206	23,343,576
Citigroup, Inc. *	3,882,000	17,158,440
JPMorgan Chase & Co.	706,700	32,578,870
NYSE Euronext	102,100	3,590,857

		76,671,743

Diversified Telecommunication Services—5.5%
AT&T, Inc.	796,342	24,368,065
Level 3 Communications, Inc. *†	16,464,000	24,202,080
Qwest Communications International, Inc.	661,000	4,514,630
tw telecom inc. *†	1,783,991	34,252,627
Verizon Communications, Inc.	538,941	20,770,786

		108,108,188

Electric Utilities—1.8%
Duke Energy Corp.	191,500	3,475,725
Entergy Corp.	182,200	12,245,662
Exelon Corp.	163,500	6,742,740
FirstEnergy Corp.	66,600	2,470,194
Pinnacle West Capital Corp.	71,500	3,059,485
PPL Corp.	112,100	2,836,130
Progress Energy, Inc.	95,200	4,392,528

		35,222,464

Electrical Equipment—1.0%
Cooper Industries plc	75,900	4,925,910
Emerson Electric Co.	257,700	15,057,411

		19,983,321

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.	321,900	6,640,797

Energy Equipment & Services—0.6%
Baker Hughes, Inc.	44,500	3,267,635
Schlumberger Ltd.	89,800	8,374,748

		11,642,383

Food & Staples Retailing—0.9%
Walgreen Co.	455,300	18,275,742

Food Products—2.1%
Archer-Daniels-Midland Co.	58,900	2,120,989
Campbell Soup Co. †	725,200	24,011,372
ConAgra Foods, Inc.	149,400	3,548,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hershey Co. (The)		146,500	$7,962,275
McCormick & Co., Inc.		54,900	2,625,867

			40,268,753

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.		182,500	9,813,025
Medtronic, Inc.		258,600	10,175,910

			19,988,935

Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.		312,500	14,125,000
WellPoint, Inc.		214,100	14,942,039

			29,067,039

Hotels, Restaurants & Leisure—2.4%
Carnival Corp.		322,100	12,355,756
Marriott International, Inc., Class A		89,588	3,187,541
MGM Resorts International	*†	80,400	1,057,260
Yum! Brands, Inc.		583,000	29,954,540

			46,555,097

Household Durables—1.8%
D.R. Horton, Inc.		73,300	853,945
Fortune Brands, Inc.		133,700	8,274,693
Stanley Black & Decker, Inc.		251,200	19,241,920
Whirlpool Corp.	†	75,700	6,461,752

			34,832,310

Household Products—0.7%
Clorox Co.		96,100	6,733,727
Kimberly-Clark Corp.		95,859	6,256,717

			12,990,444

Independent Power Producers & Energy Traders—0.3%
Constellation Energy Group, Inc.		150,500	4,685,065
NRG Energy, Inc.	*	46,300	997,302

			5,682,367

Industrial Conglomerates—2.6%
3M Co.		107,900	10,088,650
General Electric Co.		1,330,500	26,676,525
Koninklijke Philips Electronics NV NYRS (Netherlands)	*†	425,000	13,672,250

			50,437,425

Insurance—8.4%
Allstate Corp. (The)		379,200	12,050,976
AON Corp.		721,141	38,191,627
Chubb Corp.	†	42,800	2,624,068
Fairfax Financial Holdings Ltd. (Canada)	†	93,600	35,363,016
Lincoln National Corp.	†	149,290	4,484,672
Loews Corp.		731,000	31,498,790
Marsh & McLennan Cos., Inc.		224,400	6,689,364
Sun Life Financial, Inc. (Canada)		119,600	3,759,028
Travelers Cos., Inc. (The)	†	507,000	30,156,360

			164,817,901

Internet & Catalog Retail—1.3%
Expedia, Inc.	†	58,500	1,325,610
Liberty Media Corp. - Interactive, Series A	*	1,462,500	23,458,500

			24,784,110

IT Services—1.2%
Computer Sciences Corp.		125,400	6,110,742

Vantagepoint Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corp.		104,800	$17,089,736

			23,200,478

Leisure Equipment & Products—0.3%
Mattel, Inc.	†	207,700	5,177,961

Machinery—1.8%
Dover Corp.		148,500	9,762,390
Illinois Tool Works, Inc.		477,000	25,624,440

			35,386,830

Media—7.5%
Cablevision Systems Corp., Class A		138,300	4,786,563
Comcast Corp., Class A		143,100	3,537,432
DIRECTV, Class A	*	997,276	46,672,517
Madison Square Garden, Inc., Class A	*	36,700	990,533
McGraw-Hill Cos., Inc. (The)		161,300	6,355,220
New York Times Co. (The), Class A	*	214,200	2,028,474
News Corp., Class A		2,101,000	36,893,560
Time Warner, Inc.		251,933	8,994,008
Walt Disney Co. (The)		783,000	33,739,470
WPP plc (Ireland)		162,700	2,005,087

			146,002,864

Metals & Mining—0.3%
Nucor Corp.	†	144,800	6,663,696

Multiline Retail—0.1%
Macy’s, Inc.		106,300	2,578,838

Multi-Utilities—1.1%
CenterPoint Energy, Inc.		95,200	1,671,712
Dominion Resources, Inc.		208,600	9,324,420
NiSource, Inc.	†	298,200	5,719,476
TECO Energy, Inc.		68,800	1,290,688
Xcel Energy, Inc.		175,900	4,202,251

			22,208,547

Oil, Gas & Consumable Fuels—13.2%
Anadarko Petroleum Corp.		93,600	7,667,712
BP plc ADR (United Kingdom)	†	376,298	16,609,794
Chesapeake Energy Corp.		1,900,000	63,688,000
Chevron Corp.		239,258	25,703,487
ConocoPhillips		336,000	26,832,960
Exxon Mobil Corp.		178,560	15,022,253
Marathon Oil Corp.		507,000	27,028,170
Murphy Oil Corp.		121,500	8,920,530
Occidental Petroleum Corp.		220,400	23,029,596
Pioneer Natural Resources Co.	†	191,000	19,466,720
Royal Dutch Shell plc, Class A ADR (Netherlands)		171,281	12,479,533
Spectra Energy Corp.		355,212	9,654,662
Sunoco, Inc.		71,400	3,255,126

			259,358,543

Paper & Forest Products—0.6%
International Paper Co.		253,800	7,659,684
MeadWestvaco Corp.		118,500	3,594,105

			11,253,789

Personal Products—0.3%
Avon Products, Inc.		201,400	5,445,856

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Equity Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.		423,300	$11,187,819
Eli Lilly & Co.		87,100	3,063,307
Johnson & Johnson		355,700	21,075,225
Merck & Co., Inc.		186,800	6,166,268
Pfizer, Inc.		1,129,687	22,943,943
Teva Pharmaceutical Industries Ltd. ADR (Israel)		182,800	9,171,076

			73,607,638

Real Estate Investment Trusts (REITs)—0.1%
Weyerhaeuser Co. REIT		108,037	2,657,710

Semiconductors & Semiconductor Equipment—2.2%
Analog Devices, Inc.	†	121,500	4,784,670
Applied Materials, Inc.		795,600	12,427,272
Intel Corp.		549,300	11,079,381
Texas Instruments, Inc.		421,300	14,560,128

			42,851,451

Software—2.2%
Electronic Arts, Inc.	*†	111,200	2,171,736
Microsoft Corp.		895,100	22,699,736
Symantec Corp.	*	930,000	17,242,200

			42,113,672

Specialty Retail—1.4%
Bed Bath & Beyond, Inc.	*	93,700	4,522,899
Home Depot, Inc.	†	571,700	21,187,202
Staples, Inc.		27,200	528,224
Tiffany & Co.		7,300	448,512

			26,686,837

Tobacco—1.3%
Altria Group, Inc.		243,300	6,333,099
Imperial Tobacco Group plc ADR (United Kingdom)		106,900	6,644,904
Philip Morris International, Inc.		197,300	12,948,799

			25,926,802

Wireless Telecommunication Services—0.5%
Vodafone Group plc (United Kingdom)		946,300	2,696,777
Vodafone Group plc ADR (United Kingdom)	†	278,900	8,018,375

			10,715,152

TOTAL COMMON STOCKS (Cost $1,581,883,771)			1,872,430,586

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750% (Cost $4,129,440)		82,200	3,962,040

MONEY MARKET FUNDS—12.1%
Institutional Money Market Funds—12.1%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	25,000,000	25,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥81,018,818	81,018,818

Vantagepoint Equity Income Fund

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	31,241,084	$31,241,084
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	25,000,000	25,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	25,000,000	25,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	25,000,000	25,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	25,000,000	25,000,000

TOTAL MONEY MARKET FUNDS (Cost $237,259,902)			237,259,902

TOTAL INVESTMENTS—108.0% (Cost $1,823,273,113)			2,113,652,528
Other assets less liabilities—(8.0%)			(155,936,933)

NET ASSETS—100.0%			$1,957,715,595

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—96.8%
Aerospace & Defense—1.3%
Boeing Co. (The)		7,200	$532,296
Honeywell International, Inc.		42,400	2,531,704
Precision Castparts Corp.		27,800	4,091,604
Textron, Inc.	†	238,700	6,537,993
United Technologies Corp.		35,500	3,005,075

			16,698,672

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc.		34,900	1,749,886
FedEx Corp.		38,600	3,611,030
United Parcel Service, Inc., Class B		221,325	16,448,874

			21,809,790

Auto Components—0.2%
Johnson Controls, Inc.		49,700	2,066,029

Automobiles—0.5%
General Motors Co.	*	185,900	5,768,477

Beverages—1.4%
Anheuser-Busch InBev NV (Belgium)		800	45,609
Coca-Cola Co. (The)		3,900	258,765
Diageo plc ADR (United Kingdom)	†	156,175	11,903,659
Molson Coors Brewing Co., Class B		120,600	5,654,934
PepsiCo, Inc.		600	38,646

			17,901,613

Biotechnology—0.8%
Amgen, Inc.	*	108,500	5,799,325
Celgene Corp.	*	56,100	3,227,433
Vertex Pharmaceuticals, Inc.	*	12,000	575,160

			9,601,918

Capital Markets—5.6%
Ameriprise Financial, Inc.		28,500	1,740,780
Bank of New York Mellon Corp. (The)		878,793	26,249,547
BlackRock, Inc.		32,600	6,552,926
Charles Schwab Corp. (The)		31,300	564,339
Credit Suisse Group AG (Registered) (Switzerland)		2,725	115,595
Credit Suisse Group AG ADR (Switzerland)		198,400	8,447,872
Franklin Resources, Inc.		55,300	6,916,924
Goldman Sachs Group, Inc. (The)		52,900	8,383,063
Invesco Ltd.		416,700	10,650,852
Northern Trust Corp.		14,000	710,500
State Street Corp.		11,200	503,328
TD Ameritrade Holding Corp.		17,700	369,399

			71,205,125

Chemicals—3.5%
Air Products & Chemicals, Inc.		17,800	1,605,204
CF Industries Holdings, Inc.		41,900	5,731,501
Dow Chemical Co. (The)		260,000	9,815,000
Monsanto Co.		180,550	13,046,543
Mosaic Co. (The)		77,300	6,087,375
Potash Corp. of Saskatchewan, Inc. (Canada)		30,900	1,820,937
Praxair, Inc.		63,400	6,441,440

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		3,600	$302,364

			44,850,364

Commercial Banks—3.3%
BB&T Corp.		235,400	6,461,730
PNC Financial Services Group, Inc.		188,500	11,873,615
U.S. Bancorp		58,800	1,554,084
Wells Fargo & Co.		695,900	22,060,030

			41,949,459

Commercial Services & Supplies—1.2%
Cintas Corp.	†	507,000	15,346,890

Communications Equipment—1.7%
Cisco Systems, Inc.		334,300	5,733,245
Juniper Networks, Inc.	*	114,100	4,801,328
Nokia Oyj ADR (Finland)	†	522,000	4,442,220
QUALCOMM, Inc.		130,100	7,133,383

			22,110,176

Computers & Peripherals—2.3%
Apple, Inc.	*	61,500	21,429,675
EMC Corp.	*	109,800	2,915,190
Hewlett-Packard Co.		120,600	4,940,982
NetApp, Inc.	*	500	24,090

			29,309,937

Consumer Finance—1.1%
American Express Co.		322,600	14,581,520

Containers & Packaging—0.5%
Rexam plc ADR (United Kingdom)		205,300	6,050,191

Diversified Financial Services—3.3%
Bank of America Corp.		1,036,600	13,817,878
CME Group, Inc.		100	30,155
IntercontinentalExchange, Inc.	*	20,300	2,507,862
JPMorgan Chase & Co.		549,208	25,318,489
NYSE Euronext		23,100	812,427

			42,486,811

Diversified Telecommunication Services—0.9%
AT&T, Inc.		386,706	11,833,204

Electric Utilities—0.8%
Edison International		138,700	5,075,033
Entergy Corp.		77,300	5,195,333

			10,270,366

Electrical Equipment—0.4%
Emerson Electric Co.		46,500	2,716,995
Rockwell Automation, Inc.		20,200	1,911,930
Roper Industries, Inc.	†	8,200	708,972

			5,337,897

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		130,500	2,692,215
TE Connectivity Ltd. (Switzerland)		386,450	13,456,189

			16,148,404

Energy Equipment & Services—3.4%
Baker Hughes, Inc.		105,000	7,710,150
Cameron International Corp.	*	43,000	2,455,300
FMC Technologies, Inc.	*	20,500	1,936,840
Halliburton Co.		35,400	1,764,336

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
McDermott International, Inc.	*	25,900	$657,601
National Oilwell Varco, Inc.		2,600	206,102
Noble Corp. (Switzerland)		167,800	7,655,036
Schlumberger Ltd.		220,200	20,535,852

			42,921,217

Food & Staples Retailing—3.1%
Costco Wholesale Corp.		600	43,992
Sysco Corp.	†	758,125	21,000,062
Wal-Mart Stores, Inc.		334,575	17,414,629
Whole Foods Market, Inc.		8,800	579,920

			39,038,603

Food Products—2.0%
General Mills, Inc.		137,800	5,036,590
Nestle SA ADR (Switzerland)		347,125	19,952,745

			24,989,335

Health Care Equipment & Supplies—3.4%
Baxter International, Inc.		122,600	6,592,202
Covidien plc (Ireland)		274,700	14,267,918
DENTSPLY International, Inc.		500,275	18,505,172
Edwards Lifesciences Corp.	*	7,900	687,300
Intuitive Surgical, Inc.	*	100	33,346
Stryker Corp.		47,200	2,869,760

			42,955,698

Health Care Providers & Services—3.4%
AmerisourceBergen Corp.		451,575	17,864,307
Cardinal Health, Inc.		31,900	1,312,047
Express Scripts, Inc.	*	99,500	5,533,195
HCA Holdings, Inc.	*	207,380	7,023,961
McKesson Corp.		57,900	4,576,995
UnitedHealth Group, Inc.		159,800	7,222,960

			43,533,465

Health Care Technology—0.0%
Cerner Corp.	*†	1,200	133,440

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		89,500	3,433,220
Chipotle Mexican Grill, Inc.	*†	2,200	599,214
Las Vegas Sands Corp.	*	50,000	2,111,000
Marriott International, Inc., Class A		104,071	3,702,846
McDonald’s Corp.		30,900	2,351,181
Starbucks Corp.		129,400	4,781,330
Starwood Hotels & Resorts Worldwide, Inc.		43,200	2,510,784
Wynn Resorts Ltd.		5,700	725,325

			20,214,900

Household Durables—1.1%
Newell Rubbermaid, Inc.		315,900	6,043,167
Stanley Black & Decker, Inc.		95,700	7,330,620

			13,373,787

Household Products—1.1%
Kimberly-Clark Corp.		215,000	14,033,050
Procter & Gamble Co. (The)		1,175	72,380

			14,105,430

Industrial Conglomerates—5.8%
3M Co.		332,350	31,074,725
General Electric Co.		811,800	16,276,590

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tyco International Ltd. (Switzerland)		577,700	$25,863,629

			73,214,944

Insurance—3.5%
ACE Ltd. (Switzerland)		62,700	4,056,690
Berkshire Hathaway, Inc., Class B	*	211,800	17,712,834
Marsh & McLennan Cos., Inc.		188,700	5,625,147
Principal Financial Group, Inc.		177,700	5,705,947
Prudential Financial, Inc.		20,100	1,237,758
Unum Group		172,600	4,530,750
Willis Group Holdings plc (United Kingdom)		137,450	5,547,482

			44,416,608

Internet & Catalog Retail—1.5%
Amazon.com, Inc.	*	68,100	12,266,853
Liberty Media Corp. - Interactive, Series A	*	114,800	1,841,392
Netflix, Inc.	*	300	71,199
priceline.com, Inc.	*	8,800	4,456,672

			18,636,116

Internet Software & Services—2.1%
Baidu, Inc. ADR (China)	*	44,100	6,077,421
eBay, Inc.	*	71,400	2,216,256
Google, Inc., Class A	*	25,200	14,772,492
Tencent Holdings Ltd. (China)		130,800	3,185,375

			26,251,544

IT Services—4.2%
Accenture plc, Class A (Ireland)		416,725	22,907,373
Automatic Data Processing, Inc.		376,425	19,314,367
Fiserv, Inc.	*	6,000	376,320
International Business Machines Corp.		7,900	1,288,253
Mastercard, Inc., Class A		18,500	4,656,820
Visa, Inc., Class A		44,000	3,239,280
Western Union Co. (The)		73,000	1,516,210

			53,298,623

Leisure Equipment & Products—0.0%
Mattel, Inc.		11,200	279,216

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.	*	8,200	455,510

Machinery—3.5%
Caterpillar, Inc.		500	55,675
Cummins, Inc.		800	87,696
Danaher Corp.		200,400	10,400,760
Deere & Co.		15,100	1,463,039
Eaton Corp.		10,600	587,664
Harsco Corp.		184,300	6,503,947
Illinois Tool Works, Inc.		1,900	102,068
Ingersoll-Rand plc (Ireland)	†	364,100	17,589,671
Joy Global, Inc.	†	9,400	928,814
PACCAR, Inc.		121,900	6,381,465

			44,100,799

Media—4.3%
CBS Corp., Class B		338,800	8,483,552
Comcast Corp., Class A		317,800	7,856,016
Discovery Communications, Inc., Class C	*	44,350	1,561,564
McGraw-Hill Cos., Inc. (The)		339,775	13,387,135
Omnicom Group, Inc.	†	35,400	1,736,724

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Time Warner, Inc.		488,583	$17,442,413
Walt Disney Co. (The)		99,000	4,265,910

			54,733,314

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.		19,900	1,105,445
Nucor Corp.	†	168,600	7,758,972
Steel Dynamics, Inc.	†	377,900	7,093,183

			15,957,600

Multiline Retail—1.0%
Dollar Tree, Inc.	*	2,250	124,920
Kohl’s Corp.		135,500	7,186,920
Nordstrom, Inc.		115,500	5,183,640

			12,495,480

Oil, Gas & Consumable Fuels—7.7%
Chevron Corp.		207,700	22,313,211
Cimarex Energy Co.		6,500	749,060
Concho Resources, Inc.	*	11,900	1,276,870
ConocoPhillips		74,500	5,949,570
Devon Energy Corp.		144,275	13,240,117
EOG Resources, Inc.		26,400	3,128,664
Exxon Mobil Corp.		1,500	126,195
Marathon Oil Corp.		140,300	7,479,393
Occidental Petroleum Corp.		136,200	14,231,538
Peabody Energy Corp.		41,200	2,964,752
Plains Exploration & Production Co.	*	218,500	7,916,255
Range Resources Corp.	†	21,100	1,233,506
Royal Dutch Shell plc, Class A ADR (Netherlands)		113,600	8,276,896
Southwestern Energy Co.	*†	180,200	7,743,194
Suncor Energy, Inc. (Canada)		11,300	506,692

			97,135,913

Pharmaceuticals—2.8%
Allergan, Inc.		30,400	2,159,008
Merck & Co., Inc.		230,540	7,610,125
Pfizer, Inc.		792,900	16,103,799
Shire plc ADR (Ireland)	†	5,000	435,500
Teva Pharmaceutical Industries Ltd. ADR (Israel)		182,900	9,176,093

			35,484,525

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A	*	64,900	1,732,830

Road & Rail—0.3%
Union Pacific Corp.		38,700	3,805,371

Semiconductors & Semiconductor Equipment—2.1%
Altera Corp.		22,000	968,440
Broadcom Corp., Class A		67,200	2,646,336
Intel Corp.		313,100	6,315,227
Marvell Technology Group Ltd. (Bermuda)	*	1,800	27,990
Maxim Integrated Products, Inc.		235,600	6,031,360
Xilinx, Inc.	†	319,900	10,492,720

			26,482,073

Software—1.3%
Autodesk, Inc.	*	8,700	383,757
Intuit, Inc.	*	9,700	515,070
Microsoft Corp.		619,625	15,713,690

Vantagepoint Growth & Income Fund

		Shares	Value
COMMON STOCKS—(Continued)
Salesforce.com, Inc.	*	1,700	$227,086

			16,839,603

Specialty Retail—2.6%
Bed Bath & Beyond, Inc.	*	44,600	2,152,842
CarMax, Inc.	*	12,300	394,830
Lowe’s Cos., Inc.		253,100	6,689,433
O’Reilly Automotive, Inc.	*†	36,500	2,097,290
Staples, Inc.		1,077,025	20,915,825
Tiffany & Co.		8,300	509,952

			32,760,172

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.		43,000	2,237,720
Fossil, Inc.	*	700	65,555
NIKE, Inc., Class B		24,400	1,847,080
Polo Ralph Lauren Corp.		13,900	1,718,735

			5,869,090

Tobacco—0.5%
Imperial Tobacco Group plc ADR (United Kingdom)		107,200	6,663,552

Trading Companies & Distributors—0.4%
Fastenal Co.	†	48,300	3,131,289
W.W. Grainger, Inc.	†	11,500	1,583,320

			4,714,609

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	93,600	4,850,352

TOTAL COMMON STOCKS (Cost $971,962,265)			1,226,770,562

MONEY MARKET FUNDS—8.3%
Institutional Money Market Funds—8.3%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	11,600,000	11,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥36,934,719	36,934,719
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	9,792,424	9,792,424
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	11,600,000	11,600,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	11,600,000	11,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	11,600,000	11,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	11,600,000	11,600,000

TOTAL MONEY MARKET FUNDS (Cost $104,727,143)			104,727,143

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth & Income Fund
TOTAL INVESTMENTS—105.1% (Cost $1,076,689,408)	1,331,497,705
Other assets less liabilities—(5.1%)	(65,062,329)

NET ASSETS—100.0%	$1,266,435,376

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—3.0%
Boeing Co. (The)		102,350	$7,566,736
Goodrich Corp.		194,003	16,593,077
Honeywell International, Inc.		254,750	15,211,122
United Technologies Corp.		251,450	21,285,242

			60,656,177

Air Freight & Logistics—1.3%
FedEx Corp.		269,060	25,170,563

Auto Components—0.9%
BorgWarner, Inc.	*†	216,650	17,264,838

Automobiles—0.8%
Ford Motor Co.	*	1,105,212	16,478,711

Beverages—3.4%
Anheuser-Busch InBev NV ADR (Belgium)		101,630	5,810,187
Coca-Cola Co. (The)		497,800	33,029,030
Diageo plc ADR (United Kingdom)	†	107,278	8,176,729
PepsiCo, Inc.		321,800	20,727,138

			67,743,084

Biotechnology—2.1%
Celgene Corp.	*	447,900	25,767,687
Gilead Sciences, Inc.	*	349,950	14,851,878
Myriad Genetics, Inc.	*	83,904	1,690,666

			42,310,231

Capital Markets—2.9%
Bank of New York Mellon Corp. (The)		490,350	14,646,755
BlackRock, Inc.		43,600	8,764,036
Charles Schwab Corp. (The)		320,800	5,784,024
Goldman Sachs Group, Inc. (The)		143,460	22,734,106
Morgan Stanley		126,000	3,442,320
UBS AG (Switzerland)	*	158,100	2,853,705

			58,224,946

Chemicals—2.6%
CF Industries Holdings, Inc.		25,520	3,490,881
Chemtura Corp.	*	262,500	4,515,000
Monsanto Co.		300,670	21,726,414
Mosaic Co. (The)		59,550	4,689,562
Nalco Holding Co.		182,818	4,992,760
Potash Corp. of Saskatchewan, Inc. (Canada)		195,220	11,504,315

			50,918,932

Commercial Banks—2.2%
Fifth Third Bancorp		705,665	9,794,630
SunTrust Banks, Inc.		78,600	2,266,824
Wells Fargo & Co.		1,030,900	32,679,530

			44,740,984

Communications Equipment—4.5%
Ciena Corp.	*†	139,100	3,611,036
Cisco Systems, Inc.		1,647,200	28,249,480
JDS Uniphase Corp.	*	267,257	5,569,636
Juniper Networks, Inc.	*	189,600	7,978,368
QUALCOMM, Inc.		742,960	40,736,497
Riverbed Technology, Inc.	*†	127,100	4,785,315

			90,930,332

Computers & Peripherals—6.4%
Apple, Inc.	*	202,550	70,578,548
EMC Corp.	*	1,123,550	29,830,253

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hewlett-Packard Co.		252,850	$10,359,264
NetApp, Inc.	*	206,019	9,925,995
SanDisk Corp.	*	173,730	8,007,216

			128,701,276

Construction & Engineering—0.4%
Quanta Services, Inc.	*†	346,554	7,773,206

Consumer Finance—1.2%
American Express Co.		495,600	22,401,120
Discover Financial Services		102,000	2,460,240

			24,861,360

Diversified Financial Services—0.1%
Citigroup, Inc.	*	499,800	2,209,116

Electrical Equipment—1.3%
ABB Ltd. ADR (Switzerland)	*	149,700	3,621,243
Babcock & Wilcox Co. (The)	*	71,850	2,398,353
Emerson Electric Co.		268,730	15,701,894
Rockwell Automation, Inc.		41,200	3,899,580

			25,621,070

Energy Equipment & Services—5.6%
Cameron International Corp.	*	51,000	2,912,100
ENSCO plc ADR (United Kingdom)	†	87,710	5,073,146
Halliburton Co.		397,600	19,816,384
McDermott International, Inc.	*	139,100	3,531,749
Nabors Industries Ltd. (Bermuda)	*	360,500	10,951,990
National Oilwell Varco, Inc.		327,100	25,929,217
Noble Corp. (Switzerland)		53,200	2,426,984
Schlumberger Ltd.		273,300	25,487,958
Transocean Ltd. (Switzerland)	*	36,290	2,828,806
Weatherford International Ltd. (Switzerland)	*	570,115	12,884,599

			111,842,933

Food & Staples Retailing—1.5%
Wal-Mart Stores, Inc.		280,800	14,615,640
Whole Foods Market, Inc.		243,100	16,020,290

			30,635,930

Food Products—1.2%
Archer-Daniels-Midland Co.		191,150	6,883,312
Hershey Co. (The)		199,280	10,830,868
Mead Johnson Nutrition Co.		121,970	7,065,722

			24,779,902

Health Care Equipment & Supplies—1.7%
Covidien plc (Ireland)		169,550	8,806,427
Medtronic, Inc.		438,000	17,235,300
St. Jude Medical, Inc.		53,100	2,721,906
Stryker Corp.	†	86,100	5,234,880

			33,998,513

Health Care Providers & Services—2.0%
Aetna, Inc.		420,300	15,731,829
Express Scripts, Inc.	*	22,320	1,241,215
HCA Holdings, Inc.	*	291,110	9,859,896
Omnicare, Inc.	†	140,900	4,225,591
UnitedHealth Group, Inc.		217,150	9,815,180

			40,873,711

Hotels, Restaurants & Leisure—2.0%
Intercontinental Hotels Group plc ADR (United Kingdom)	†	139,700	2,895,981
Las Vegas Sands Corp.	*	452,395	19,100,117
McDonald’s Corp.		52,170	3,969,615

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Starbucks Corp.		396,000	$14,632,200

			40,597,913

Household Products—1.5%
Procter & Gamble Co. (The)		491,900	30,301,040

Industrial Conglomerates—2.3%
3M Co.		282,300	26,395,050
General Electric Co.		972,600	19,500,630

			45,895,680

Insurance—1.7%
ACE Ltd. (Switzerland)		93,960	6,079,212
AON Corp.		97,930	5,186,373
Berkshire Hathaway, Inc., Class B	*	66,300	5,544,669
Marsh & McLennan Cos., Inc.		182,400	5,437,344
MetLife, Inc.		243,520	10,892,649

			33,140,247

Internet & Catalog Retail—3.3%
Amazon.com, Inc.	*	209,020	37,650,773
priceline.com, Inc.	*	54,850	27,778,234

			65,429,007

Internet Software & Services—2.6%
eBay, Inc.	*	271,100	8,414,944
Google, Inc., Class A	*†	66,660	39,076,758
Rackspace Hosting, Inc.	*†	88,154	3,777,399

			51,269,101

IT Services—5.7%
Accenture plc, Class A (Ireland)		271,300	14,913,361
Automatic Data Processing, Inc.		458,100	23,505,111
Cognizant Technology Solutions Corp., Class A	*	182,562	14,860,547
International Business Machines Corp.		241,000	39,299,870
Mastercard, Inc., Class A		45,000	11,327,400
Visa, Inc., Class A		138,400	10,189,008

			114,095,297

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	*	263,700	11,808,486
Illumina, Inc.	*†	242,854	17,016,780
Thermo Fisher Scientific, Inc.	*	194,668	10,813,807

			39,639,073

Machinery—2.0%
Caterpillar, Inc.	†	176,100	19,608,735
Deere & Co.		172,534	16,716,819
SPX Corp.		52,540	4,171,151

			40,496,705

Media—3.3%
Comcast Corp., Class A		597,150	14,761,548
DIRECTV, Class A	*	59,100	2,765,880
Viacom, Inc., Class B		302,710	14,082,069
Walt Disney Co. (The)		786,850	33,905,367

			65,514,864

Metals & Mining—1.6%
Barrick Gold Corp. (Canada)		48,100	2,496,871
Freeport-McMoRan Copper & Gold, Inc.		328,310	18,237,620
Kinross Gold Corp. (Canada)		135,100	2,127,825
United States Steel Corp.	†	82,399	4,444,602
Xstrata plc ADR (Switzerland)	†	799,300	3,724,738

			31,031,656

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—5.7%
Alpha Natural Resources, Inc.	*†	66,840	$3,968,291
Apache Corp.		79,600	10,421,232
Cenovus Energy, Inc. (Canada)		225,520	8,880,978
ConocoPhillips		187,100	14,941,806
CONSOL Energy, Inc.		428,400	22,975,092
Denbury Resources, Inc.	*†	223,600	5,455,840
Devon Energy Corp.		42,560	3,905,731
Occidental Petroleum Corp.		112,920	11,799,011
Peabody Energy Corp.	†	130,530	9,392,939
Southwestern Energy Co.	*	58,350	2,507,299
Suncor Energy, Inc. (Canada)		243,850	10,934,234
Valero Energy Corp.		305,800	9,118,956

			114,301,409

Personal Products—1.1%
Avon Products, Inc.		365,900	9,893,936
Estee Lauder Cos., Inc. (The), Class A		117,544	11,326,540

			21,220,476

Pharmaceuticals—4.0%
Abbott Laboratories		301,600	14,793,480
Allergan, Inc.	†	113,700	8,074,974
Johnson & Johnson		433,968	25,712,604
Pfizer, Inc.		481,800	9,785,358
Warner Chilcott plc, Class A (Ireland)		479,167	11,155,008
Watson Pharmaceuticals, Inc.	*	196,600	11,011,566

			80,532,990

Professional Services—0.2%
Verisk Analytics, Inc., Class A	*	114,000	3,734,640

Road & Rail—0.7%
CSX Corp.		186,700	14,674,620

Semiconductors & Semiconductor Equipment—2.2%
Broadcom Corp., Class A		390,300	15,370,014
Intel Corp.		448,300	9,042,211
Marvell Technology Group Ltd. (Bermuda)	*	566,500	8,809,075
Texas Instruments, Inc.		251,800	8,702,208
TriQuint Semiconductor, Inc.	*†	157,300	2,030,743

			43,954,251

Software—5.6%
Adobe Systems, Inc.	*	402,954	13,361,955
Autodesk, Inc.	*	118,400	5,222,624
Check Point Software Technologies Ltd. (Israel)	*†	73,600	3,757,280
Citrix Systems, Inc.	*	110,940	8,149,652
Intuit, Inc.	*	69,860	3,709,566
Microsoft Corp.		1,079,100	27,365,976
Nuance Communications, Inc.	*†	389,863	7,625,720
Oracle Corp.		1,007,200	33,610,264
Red Hat, Inc.	*	64,631	2,933,601
Salesforce.com, Inc.	*	52,500	7,012,950

			112,749,588

Specialty Retail—3.0%
Bed Bath & Beyond, Inc.	*	289,160	13,957,753
Home Depot, Inc.	†	423,300	15,687,498
Lowe’s Cos., Inc.	†	1,114,400	29,453,592

			59,098,843

Textiles, Apparel & Luxury Goods—1.1%
Adidas AG ADR (Germany)	†	72,250	2,283,822

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Growth Fund

		Shares	Value
COMMON STOCKS—(Continued)
NIKE, Inc., Class B		265,580	$20,104,406

			22,388,228

Tobacco—0.1%
Philip Morris International, Inc.		41,500	2,723,645

Wireless Telecommunication Services—0.1%
NII Holdings, Inc.	*	57,200	2,383,524

TOTAL COMMON STOCKS (Cost $1,572,752,471)			1,940,908,612

MONEY MARKET FUNDS—7.3%
Institutional Money Market Funds—7.3%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	13,700,000	13,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	¥	60,659,438	60,659,438
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	16,019,548	16,019,548
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	13,700,000	13,700,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	13,700,000	13,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	13,700,000	13,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	13,700,000	13,700,000

TOTAL MONEY MARKET FUNDS (Cost $145,178,986)			145,178,986

TOTAL INVESTMENTS—104.2% (Cost $1,717,931,457)			2,086,087,598
Other assets less liabilities—(4.2%)			(84,197,355)

NET ASSETS—100.0%			$2,001,890,243

Legend to the Schedule of Investments:

ADR	American Depositary Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—96.6%
Aerospace & Defense—3.1%
L-3 Communications Holdings, Inc.		34,900	$2,733,019
Raytheon Co.		17,475	888,953
Rockwell Collins, Inc.		8,800	570,504
Spirit Aerosystems Holdings, Inc., Class A	*†	60,900	1,563,303
TransDigm Group, Inc.	*	46,819	3,924,837
Triumph Group, Inc.	†	14,570	1,288,717

			10,969,333

Air Freight & Logistics—0.4%
Atlas Air Worldwide Holdings, Inc.	*†	20,600	1,436,232

Auto Components—1.3%
BorgWarner, Inc.	*†	29,900	2,382,731
Lear Corp.		43,250	2,113,628

			4,496,359

Beverages—0.5%
Constellation Brands, Inc., Class A	*	96,825	1,963,611

Building Products—0.1%
Owens Corning, Inc.	*	10,675	384,193

Capital Markets—1.2%
Invesco Ltd.		107,925	2,758,563
Raymond James Financial, Inc.		43,600	1,667,264

			4,425,827

Chemicals—0.9%
Agrium, Inc. (Canada)		11,150	1,028,699
Eastman Chemical Co.		6,575	653,029
Huntsman Corp.		88,250	1,533,785

			3,215,513

Commercial Banks—3.2%
Bank of Hawaii Corp.	†	73,000	3,490,860
Fifth Third Bancorp		192,175	2,667,389
Huntington Bancshares, Inc./Ohio		233,925	1,553,262
KeyCorp		287,200	2,550,336
TCF Financial Corp.		76,200	1,208,532

			11,470,379

Commercial Services & Supplies—2.7%
Cintas Corp.		56,200	1,701,174
R.R. Donnelley & Sons Co.		249,913	4,728,354
Steelcase, Inc., Class A		201,400	2,291,932
United Stationers, Inc.		10,575	751,354

			9,472,814

Communications Equipment—1.2%
Alcatel-Lucent ADR (France)	*†	329,000	1,911,490
Comtech Telecommunications Corp.	†	57,100	1,551,978
Finisar Corp.	*†	30,075	739,845

			4,203,313

Computers & Peripherals—0.7%
Lexmark International, Inc., Class A	*	62,900	2,329,816

Construction & Engineering—2.0%
Jacobs Engineering Group, Inc.	*	50,500	2,597,215
KBR, Inc.		58,010	2,191,038
URS Corp.	*†	49,700	2,288,685

			7,076,938

Consumer Finance—0.7%
Discover Financial Services		99,750	2,405,970

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Containers & Packaging—3.0%
AptarGroup, Inc.		51,000	$2,556,630
Bemis Co., Inc.		105,200	3,451,612
Sonoco Products Co.		123,400	4,470,782

			10,479,024

Diversified Consumer Services—0.9%
H&R Block, Inc.	†	139,300	2,331,882
Weight Watchers International, Inc.		13,850	970,885

			3,302,767

Diversified Financial Services—0.3%
PHH Corp.	*	47,500	1,034,075

Diversified Telecommunication Services—0.3%
Qwest Communications International, Inc.		151,450	1,034,403

Electric Utilities—1.3%
Pinnacle West Capital Corp.		82,500	3,530,175
Westar Energy, Inc.	†	47,500	1,254,950

			4,785,125

Electrical Equipment—1.0%
Acuity Brands, Inc.		8,600	503,014
Hubbell, Inc., Class B		43,500	3,089,805

			3,592,819

Electronic Equipment, Instruments & Components—2.6%
Arrow Electronics, Inc.	*	76,600	3,208,008
Avnet, Inc.	*	89,300	3,044,237
Ingram Micro, Inc., Class A	*	134,500	2,828,535

			9,080,780

Energy Equipment & Services—3.2%
McDermott International, Inc.	*	50,975	1,294,255
Nabors Industries Ltd. (Bermuda)	*	40,500	1,230,390
Oil States International, Inc.	*†	25,175	1,916,825
Pride International, Inc.	*	54,200	2,327,890
SEACOR Holdings, Inc.		23,800	2,200,548
Superior Energy Services, Inc.	*	56,925	2,333,925

			11,303,833

Food & Staples Retailing—1.9%
Kroger Co. (The)		113,900	2,730,183
Ruddick Corp.	†	64,271	2,480,218
Sysco Corp.		54,600	1,512,420

			6,722,821

Food Products—2.4%
Campbell Soup Co.		49,700	1,645,567
H.J. Heinz Co.		22,400	1,093,568
Hain Celestial Group, Inc. (The)	*†	48,125	1,553,475
Sara Lee Corp.		154,251	2,725,615
Smithfield Foods, Inc.	*	67,100	1,614,426

			8,632,651

Gas Utilities—1.7%
Energen Corp.		59,525	3,757,218
Questar Corp.		49,850	869,882
UGI Corp.		37,500	1,233,750

			5,860,850

Health Care Equipment & Supplies—0.9%
Beckman Coulter, Inc.		13,689	1,137,145
Zimmer Holdings, Inc.	*	31,675	1,917,288

			3,054,433

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Providers & Services—2.9%
AmerisourceBergen Corp.		35,000	$1,384,600
Cardinal Health, Inc.		21,250	874,012
CIGNA Corp.		58,500	2,590,380
Health Management Associates, Inc., Class A	*	230,400	2,511,360
Health Net, Inc.	*	68,850	2,251,395
Quest Diagnostics, Inc.		11,400	658,008

			10,269,755

Hotels, Restaurants & Leisure—1.5%
Darden Restaurants, Inc.		46,000	2,259,980
Wyndham Worldwide Corp.		91,352	2,905,907

			5,165,887

Household Durables—0.4%
Mohawk Industries, Inc.	*†	23,600	1,443,140

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.		83,800	3,733,290

Insurance—12.4%
Alleghany Corp.	*	9,571	3,167,697
Allied World Assurance Co. Holdings Ltd. (Switzerland)		19,200	1,203,648
Allstate Corp. (The)		216,200	6,870,836
AON Corp.		55,849	2,957,763
Arch Capital Group Ltd. (Bermuda)	*†	49,200	4,880,148
Endurance Specialty Holdings Ltd. (Bermuda)	†	53,600	2,616,752
Fidelity National Financial, Inc., Class A	†	160,200	2,263,626
Hartford Financial Services Group, Inc.		68,475	1,844,032
HCC Insurance Holdings, Inc.		116,900	3,660,139
Lincoln National Corp.		216,660	6,508,466
Marsh & McLennan Cos., Inc.		48,750	1,453,238
Progressive Corp. (The)		117,100	2,474,323
W.R. Berkley Corp.	†	49,100	1,581,511
XL Group plc (Ireland)		88,525	2,177,715

			43,659,894

Internet Software & Services—0.4%
Open Text Corp. (Canada)	*	23,800	1,483,216

IT Services—4.0%
Broadridge Financial Solutions, Inc.		3,700	83,953
Computer Sciences Corp.		94,467	4,603,377
Convergys Corp.	*†	153,800	2,208,568
SAIC, Inc.	*†	131,500	2,224,980
Total System Services, Inc.	†	122,600	2,209,252
Western Union Co. (The)		131,200	2,725,024

			14,055,154

Leisure Equipment & Products—1.7%
Brunswick Corp.	†	159,100	4,045,913
Mattel, Inc.		81,500	2,031,795

			6,077,708

Machinery—2.7%
Dover Corp.		56,100	3,688,014
Eaton Corp.		32,700	1,812,888
Flowserve Corp.		9,500	1,223,600
Pentair, Inc.	†	44,425	1,678,821
Timken Co.		19,375	1,013,312

			9,416,635

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Media—1.0%
CBS Corp., Class B		32,750	$820,060
Omnicom Group, Inc.	†	39,600	1,942,776
Viacom, Inc., Class B		16,050	746,646

			3,509,482

Metals & Mining—0.9%
Alcoa, Inc.		131,775	2,325,829
Walter Energy, Inc.		6,675	903,995

			3,229,824

Multiline Retail—0.9%
Family Dollar Stores, Inc.		20,800	1,067,456
Macy’s, Inc.		87,850	2,131,241

			3,198,697

Multi-Utilities—4.4%
CMS Energy Corp.	†	128,825	2,530,123
DTE Energy Co.		25,400	1,243,584
NiSource, Inc.		126,800	2,432,024
OGE Energy Corp.		43,100	2,179,136
PG&E Corp.		75,300	3,326,754
SCANA Corp.	†	44,900	1,767,713
Wisconsin Energy Corp.		1,700	51,850
Xcel Energy, Inc.		79,100	1,889,699

			15,420,883

Office Electronics—0.5%
Xerox Corp.		169,550	1,805,707

Oil, Gas & Consumable Fuels—4.8%
Cimarex Energy Co.		16,600	1,912,984
Denbury Resources, Inc.	*	72,300	1,764,120
Newfield Exploration Co.	*	11,800	896,918
Peabody Energy Corp.		26,050	1,874,558
QEP Resources, Inc.		57,800	2,343,212
Range Resources Corp.	†	40,700	2,379,322
Southwestern Energy Co.	*	54,400	2,337,568
Spectra Energy Corp.		54,775	1,488,784
Western Refining, Inc.	*†	82,925	1,405,579
Whiting Petroleum Corp.	*	7,425	545,366

			16,948,411

Paper & Forest Products—0.3%
MeadWestvaco Corp.		37,325	1,132,067

Personal Products—0.1%
Nu Skin Enterprises, Inc., Class A	†	19,200	552,000

Professional Services—2.1%
Dun & Bradstreet Corp.	†	14,100	1,131,384
Equifax, Inc.		66,600	2,587,410
Manpower, Inc.		22,700	1,427,376
Towers Watson & Co., Class A		39,600	2,196,216

			7,342,386

Real Estate Investment Trusts (REITs)—5.6%
Annaly Capital Management, Inc. REIT	†	112,700	1,966,615
BioMed Realty Trust, Inc. REIT	†	57,625	1,096,028
CBL & Associates Properties, Inc. REIT	†	81,125	1,413,198
Duke Realty Corp. REIT	†	347,532	4,868,923
DuPont Fabros Technology, Inc. REIT	†	36,125	876,031
Entertainment Properties Trust REIT	†	24,400	1,142,408

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Select Value Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care REIT, Inc. REIT		11,250	$589,950
Home Properties, Inc. REIT	†	42,520	2,506,554
Simon Property Group, Inc. REIT		32,105	3,440,372
Vornado Realty Trust REIT	†	20,875	1,826,562

			19,726,641

Road & Rail—2.1%
Hertz Global Holdings, Inc.	*†	84,125	1,314,874
Ryder System, Inc.		51,975	2,629,935
Werner Enterprises, Inc.	†	134,300	3,554,921

			7,499,730

Semiconductors & Semiconductor Equipment—2.5%
Analog Devices, Inc.		55,500	2,185,590
Applied Materials, Inc.		144,300	2,253,966
Atmel Corp.	*	161,775	2,204,993
National Semiconductor Corp.		158,300	2,270,022

			8,914,571

Software—1.5%
Progress Software Corp.	*	63,662	1,851,928
Symantec Corp.	*	72,300	1,340,442
Synopsys, Inc.	*	72,200	1,996,330

			5,188,700

Specialty Retail—0.8%
Pier 1 Imports, Inc.	*	27,325	277,349
Signet Jewelers Ltd. (Bermuda)	*	41,050	1,889,121
Williams-Sonoma, Inc.		16,250	658,125

			2,824,595

Textiles, Apparel & Luxury Goods—1.6%
Phillips-Van Heusen Corp.		31,885	2,073,482
V.F. Corp.	†	36,600	3,606,198

			5,679,680

Thrifts & Mortgage Finance—0.6%
First Niagara Financial Group, Inc.	†	147,550	2,003,729

Tobacco—0.2%
Reynolds American, Inc.		19,550	694,611

Trading Companies & Distributors—0.3%
United Rentals, Inc.	*	35,444	1,179,576

Water Utilities—1.5%
American Water Works Co., Inc.		184,275	5,168,914

Wireless Telecommunication Services—0.3%
MetroPCS Communications, Inc.	*	58,675	952,882

TOTAL COMMON STOCKS (Cost $268,046,243)			341,011,644

MONEY MARKET FUNDS—18.0%
Institutional Money Market Funds—18.0%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	8,000,000	8,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥10,743,635	10,743,635
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	12,763,976	12,763,976

Vantagepoint Select Value Fund

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	8,000,000	$8,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	8,000,000	8,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	8,000,000	8,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	8,000,000	8,000,000

TOTAL MONEY MARKET FUNDS (Cost $63,507,611)			63,507,611

TOTAL INVESTMENTS—114.6% (Cost $331,553,854)			404,519,255
Other assets less liabilities—(14.6%)			(51,502,884)

NET ASSETS—100.0%			$353,016,371

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—98.5%
Aerospace & Defense—1.1%
Rockwell Collins, Inc.		197,400	$12,797,442

Air Freight & Logistics—2.2%
C.H. Robinson Worldwide, Inc.		150,250	11,138,033
Expeditors International of Washington, Inc.		179,525	9,001,383
FedEx Corp.		58,100	5,435,255

			25,574,671

Airlines—1.5%
Southwest Airlines Co.		478,100	6,038,403
United Continental Holdings, Inc.	*†	510,195	11,729,383

			17,767,786

Biotechnology—1.6%
Alkermes, Inc.	*	444,049	5,750,435
Amylin Pharmaceuticals, Inc.	*†	420,850	4,785,064
Dendreon Corp.	*	77,700	2,908,311
Human Genome Sciences, Inc.	*†	182,500	5,009,625

			18,453,435

Building Products—1.6%
Lennox International, Inc.	†	142,600	7,497,908
Masco Corp.		452,700	6,301,584
Owens Corning, Inc.	*	136,305	4,905,617

			18,705,109

Capital Markets—4.8%
Bank of New York Mellon Corp. (The)		392,000	11,709,040
Fortress Investment Group LLC, Class A	*	1,209,700	6,871,096
Greenhill & Co., Inc.	†	102,821	6,764,594
Invesco Ltd.		136,300	3,483,828
Lazard Ltd., Class A (Bermuda)		105,100	4,370,058
Penson Worldwide, Inc.	*†	330,700	2,218,997
SEI Investments Co.		533,400	12,737,592
T. Rowe Price Group, Inc.		83,550	5,549,391
TD Ameritrade Holding Corp.		139,000	2,900,930

			56,605,526

Chemicals—1.3%
Airgas, Inc.		59,700	3,965,274
Ecolab, Inc.		123,200	6,285,664
Nalco Holding Co.		184,100	5,027,771

			15,278,709

Commercial Banks—1.4%
First Interstate BancSystem, Inc.	†	247,300	3,363,280
KeyCorp		409,300	3,634,584
PrivateBancorp, Inc.		277,000	4,235,330
Synovus Financial Corp.	†	2,063,300	4,951,920

			16,185,114

Commercial Services & Supplies—0.5%
Copart, Inc.	*†	130,800	5,667,564

Communications Equipment—0.3%
Juniper Networks, Inc.	*	90,000	3,787,200

Computers & Peripherals—1.8%
Dell, Inc.	*	1,257,000	18,239,070
NetApp, Inc.	*	50,600	2,437,908

			20,676,978

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Construction & Engineering—2.2%
ACS Actividades de Construccion y Servicios SA (Spain)		304,000	$14,255,659
Aecom Technology Corp.	*	191,200	5,301,976
URS Corp.	*	129,500	5,963,475

			25,521,110

Construction Materials—1.2%
Cemex SAB de CV ADR (Mexico)	*†	1,090,535	9,738,474
Vulcan Materials Co.	†	102,000	4,651,200

			14,389,674

Containers & Packaging—0.3%
Owens-Illinois, Inc.	*	102,400	3,091,456

Distributors—0.3%
Pool Corp.	†	143,600	3,462,196

Diversified Consumer Services—1.1%
Career Education Corp.	*†	269,100	6,113,952
Strayer Education, Inc.	†	49,975	6,521,238

			12,635,190

Diversified Financial Services—1.8%
IntercontinentalExchange, Inc.	*	54,000	6,671,160
KKR Financial Holdings LLC		1,236,700	12,107,293
NASDAQ OMX Group, Inc. (The)	*	110,900	2,865,656

			21,644,109

Diversified Telecommunication Services—1.8%
Level 3 Communications, Inc.	*	6,017,000	8,844,990
tw telecom inc.	*†	640,000	12,288,000

			21,132,990

Electrical Equipment—1.1%
AMETEK, Inc.		93,400	4,097,458
Babcock & Wilcox Co. (The)	*	135,075	4,508,804
Cooper Industries plc		61,000	3,958,900

			12,565,162

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp., Class A		51,900	2,822,841
Dolby Laboratories, Inc., Class A	*	46,700	2,298,107
FLIR Systems, Inc.	†	101,200	3,502,532
Trimble Navigation Ltd.	*	55,398	2,799,815

			11,423,295

Energy Equipment & Services—1.1%
Cameron International Corp.	*	81,000	4,625,100
Core Laboratories NV (Netherlands)	†	35,100	3,586,167
Exterran Holdings, Inc.	*†	221,800	5,263,314

			13,474,581

Food & Staples Retailing—1.1%
Safeway, Inc.		365,200	8,596,808
Whole Foods Market, Inc.		59,700	3,934,230

			12,531,038

Food Products—1.1%
Campbell Soup Co.	†	146,000	4,834,060
Dean Foods Co.	*†	455,700	4,557,000
Hershey Co. (The)		63,500	3,451,225

			12,842,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—2.6%
Boston Scientific Corp.	*†	1,197,700	$8,611,463
Gen-Probe, Inc.	*†	87,100	5,779,085
Hologic, Inc.	*	169,700	3,767,340
ResMed, Inc.	*†	224,150	6,724,500
Stryker Corp.		92,500	5,624,000

			30,506,388

Health Care Providers & Services—3.7%
DaVita, Inc.	*	199,000	17,016,490
Express Scripts, Inc.	*	126,300	7,023,543
Lincare Holdings, Inc.		403,100	11,955,946
WellPoint, Inc.		103,200	7,202,328

			43,198,307

Health Care Technology—0.4%
MedAssets, Inc.	*	341,400	5,213,178

Hotels, Restaurants & Leisure—0.9%
Yum! Brands, Inc.		210,000	10,789,800

Household Durables—2.4%
Lennar Corp., Class A	†	352,700	6,390,924
Mohawk Industries, Inc.	*†	48,000	2,935,200
NVR, Inc.	*	12,000	9,072,000
Stanley Black & Decker, Inc.		120,000	9,192,000

			27,590,124

Household Products—1.1%
Church & Dwight Co., Inc.		50,600	4,014,604
Energizer Holdings, Inc.	*†	119,200	8,482,272

			12,496,876

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	456,700	7,247,829

Industrial Conglomerates—0.5%
Koninklijke Philips Electronics NV NYRS (Netherlands)	*†	166,000	5,340,220

Insurance—9.0%
Aflac, Inc.		100,100	5,283,278
Allied World Assurance Co. Holdings Ltd. (Switzerland)		123,800	7,761,022
AON Corp.		273,000	14,458,080
Assured Guaranty Ltd. (Bermuda)		794,400	11,836,560
Fairfax Financial Holdings Ltd. (Canada)	†	47,000	17,757,070
Genworth Financial, Inc., Class A	*	707,000	9,516,220
Loews Corp.		273,000	11,763,570
NKSJ Holdings, Inc. (Japan)	†	1,121,000	7,317,688
RenaissanceRe Holdings Ltd. (Bermuda)		136,900	9,444,731
Syncora Holdings Ltd. (Bermuda)	*†	626,661	269,464
Torchmark Corp.	†	75,400	5,012,592
XL Group plc (Ireland)		210,600	5,180,760

			105,601,035

Internet & Catalog Retail—1.9%
Expedia, Inc.	†	193,800	4,391,508
Liberty Media Corp. - Interactive, Series A	*	671,275	10,767,251
Netflix, Inc.	*	29,900	7,096,167

			22,254,926

Internet Software & Services—2.2%
eBay, Inc.	*	263,600	8,182,144
Rackspace Hosting, Inc.	*†	146,900	6,294,665

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
VeriSign, Inc.		272,250	$9,858,172
Youku.com, Inc. ADR (China)	*†	27,300	1,297,023

			25,632,004

IT Services—3.1%
Alliance Data Systems Corp.	*†	94,800	8,142,372
Amdocs Ltd. (Guernsey, Channel Islands)	*	284,200	8,199,170
Global Payments, Inc.		86,100	4,212,012
Lender Processing Services, Inc.		38,200	1,229,658
NeuStar, Inc., Class A	*	190,800	4,880,664
Teradata Corp.	*	66,200	3,356,340
VeriFone Systems, Inc.	*†	34,700	1,906,765
Western Union Co. (The)		206,300	4,284,851

			36,211,832

Leisure Equipment & Products—0.3%
Hasbro, Inc.		81,800	3,831,512

Life Sciences Tools & Services—1.8%
BG Medicine, Inc.	*	227,700	1,755,567
Mettler-Toledo International, Inc.	*†	26,600	4,575,200
QIAGEN NV (Netherlands)	*†	369,800	7,414,490
Waters Corp.	*	90,850	7,894,865

			21,640,122

Machinery—2.1%
Joy Global, Inc.		74,000	7,311,940
PACCAR, Inc.		161,900	8,475,465
Parker Hannifin Corp.		43,600	4,128,048
SPX Corp.		64,500	5,120,655

			25,036,108

Media—5.9%
DIRECTV, Class A	*	360,000	16,848,000
Discovery Communications, Inc., Class A	*	190,550	7,602,945
Discovery Communications, Inc., Class C	*	210,400	7,408,184
National CineMedia, Inc.		151,500	2,828,505
News Corp., Class A		750,000	13,170,000
Virgin Media, Inc.	†	436,400	12,127,556
Walt Disney Co. (The)		217,000	9,350,530

			69,335,720

Oil, Gas & Consumable Fuels—6.4%
Chesapeake Energy Corp.		683,000	22,894,160
Cimarex Energy Co.		33,500	3,860,540
Concho Resources, Inc.	*	34,000	3,648,200
CONSOL Energy, Inc.		134,700	7,223,961
Denbury Resources, Inc.	*	164,200	4,006,480
Peabody Energy Corp.		121,600	8,750,336
Penn West Petroleum Ltd. (Canada)	†	135,900	3,764,430
Petrohawk Energy Corp.	*†	236,100	5,793,894
QEP Resources, Inc.		176,200	7,143,148
Ultra Petroleum Corp.	*	52,900	2,605,325
Whiting Petroleum Corp.	*	69,100	5,075,395

			74,765,869

Personal Products—0.4%
Herbalife Ltd. (Cayman Islands)		63,600	5,174,496

Pharmaceuticals—2.5%
Forest Laboratories, Inc.	*	199,600	6,447,080
Medicis Pharmaceutical Corp., Class A	†	137,400	4,402,296

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nektar Therapeutics	*†	274,200	$2,596,674
Shire plc ADR (Ireland)	†	83,200	7,246,720
Watson Pharmaceuticals, Inc.	*	158,600	8,883,186

			29,575,956

Professional Services—1.0%
IHS, Inc., Class A	*†	53,200	4,721,500
Manpower, Inc.		60,100	3,779,088
Nielsen Holdings NV	*	111,700	3,050,527

			11,551,115

Real Estate Investment Trusts (REITs)—0.6%
PennyMac Mortgage Investment Trust REIT		352,900	6,489,831

Road & Rail—0.9%
Kansas City Southern	*	133,700	7,279,965
Swift Transporation Co.	*	245,300	3,605,910

			10,885,875

Semiconductors & Semiconductor Equipment—6.4%
Altera Corp.		213,100	9,380,662
Analog Devices, Inc.		90,800	3,575,704
ASML Holding NV, Class G NYRS (Netherlands)	*	143,300	6,376,850
Broadcom Corp., Class A		89,500	3,524,510
Integrated Device Technology, Inc.	*	1,309,100	9,648,067
Linear Technology Corp.		145,300	4,886,439
Micron Technology, Inc.	*	573,000	6,566,580
NVIDIA Corp.	*	446,800	8,247,928
PMC - Sierra, Inc.	*	943,300	7,074,750
Skyworks Solutions, Inc.	*	240,600	7,800,252
Spansion, Inc., Class A	*	207,400	3,872,158
Varian Semiconductor Equipment Associates, Inc.	*	73,400	3,572,378

			74,526,278

Software—4.1%
Adobe Systems, Inc.	*	165,800	5,497,928
Autodesk, Inc.	*	110,100	4,856,511
Citrix Systems, Inc.	*	139,850	10,273,381
Factset Research Systems, Inc.		78,100	8,179,413
MICROS Systems, Inc.	*	160,413	7,929,215
Red Hat, Inc.	*	190,075	8,627,504
TIBCO Software, Inc.	*	118,700	3,234,575

			48,598,527

Specialty Retail—1.0%
Aeropostale, Inc.	*	148,800	3,618,816
O’Reilly Automotive, Inc.	*	77,700	4,464,642
Tiffany & Co.		59,400	3,649,536

			11,732,994

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc.		73,700	3,835,348
Lululemon Athletica, Inc. (Canada)	*†	59,150	5,267,307
Pandora A/S (Denmark)	*	109,100	5,535,714

			14,638,369

Thrifts & Mortgage Finance—0.5%
People’s United Financial, Inc.	†	353,300	4,444,514
Radian Group, Inc.		251,000	1,709,310

			6,153,824

Vantagepoint Aggressive Opportunities Fund

		Shares	Value
COMMON STOCKS—(Continued)
Trading Companies & Distributors—0.4%
Aircastle Ltd.	†	387,100	$4,672,297

Wireless Telecommunication Services—2.4%
American Tower Corp., Class A	*	276,000	14,302,320
NII Holdings, Inc.	*	130,545	5,439,810
SBA Communications Corp., Class A	*	205,900	8,170,112

			27,912,242

TOTAL COMMON STOCKS (Cost $939,923,789)			1,154,816,274

MONEY MARKET FUNDS—14.6%
Institutional Money Market Funds—14.6%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	24,600,000	24,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥19,163,843	19,163,843
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	29,380,829	29,380,829
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	24,600,000	24,600,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	24,600,000	24,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	24,600,000	24,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	24,600,000	24,600,000

TOTAL MONEY MARKET FUNDS (Cost $171,544,672)			171,544,672

TOTAL INVESTMENTS—113.1% (Cost $1,111,468,461)			1,326,360,946
Other assets less liabilities—(13.1%)			(153,162,269)

NET ASSETS—100.0%			$1,173,198,677

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—47.6%
Aerospace & Defense—0.6%
Kratos Defense & Security Solutions, Inc.	*	90,800	$1,292,992

Automobiles—0.6%
Tesla Motors, Inc.	*†	49,400	1,368,380

Biotechnology—1.3%
Acadia Pharmaceuticals, Inc.	*	198,655	321,821
Arena Pharmaceuticals, Inc.	*†	453,258	630,029
Incyte Corp. Ltd.	*†	61,300	971,605
Rigel Pharmaceuticals, Inc.	*	131,200	932,832

			2,856,287

Capital Markets—2.0%
Cowen Group, Inc., Class A	*†	256,363	1,028,016
Duff & Phelps Corp., Class A		47,900	765,442
Gluskin Sheff + Associates, Inc. (Canada)		28,900	652,821
Knight Capital Group, Inc., Class A	*	82,000	1,098,800
Uranium Participation Corp. (Canada)	*	137,478	930,227

			4,475,306

Commercial Banks—0.8%
First Midwest Bancorp, Inc./Illinois		17,575	207,209
Hudson Valley Holding Corp.	†	33,627	739,794
MB Financial, Inc.		36,500	765,040

			1,712,043

Communications Equipment—3.1%
Arris Group, Inc.	*	81,300	1,035,762
Brocade Communications Systems, Inc.	*	157,200	966,780
Comverse Technology, Inc.	*	103,600	778,036
Emulex Corp.	*	75,900	809,853
Mitel Networks Corp. (Canada)	*	216,700	1,020,657
NETGEAR, Inc.	*	28,700	931,028
Parkervision, Inc.	*†	453,372	317,315
SeaChange International, Inc.	*	109,743	1,042,559

			6,901,990

Computers & Peripherals—1.0%
Imation Corp.	*†	75,000	835,500
Novatel Wireless, Inc.	*	119,900	654,654
Quantum Corp.	*	305,100	768,852

			2,259,006

Construction & Engineering—1.2%
EMCOR Group, Inc.	*	33,800	1,046,786
Great Lakes Dredge & Dock Corp.		89,500	682,885
Michael Baker Corp.	*†	35,200	1,023,264

			2,752,935

Consumer Finance—1.1%
Dollar Financial Corp.	*†	54,200	1,124,650
World Acceptance Corp.	*†	18,550	1,209,460

			2,334,110

Containers & Packaging—0.4%
AptarGroup, Inc.		19,000	952,470

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Diversified Consumer Services—1.4%
Lincoln Educational Services Corp.	†	64,100	$1,018,549
Regis Corp.	†	56,400	1,000,536
Steiner Leisure Ltd. (Bahamas)	*†	24,000	1,110,240

			3,129,325

Diversified Financial Services—0.4%
Gain Capital Holdings, Inc.	*†	129,000	989,430

Diversified Telecommunication Services—0.4%
Neutral Tandem, Inc.	*†	55,800	823,050

Electric Utilities—1.3%
Portland General Electric Co.		40,800	969,816
Unisource Energy Corp.		27,400	989,962
Westar Energy, Inc.	†	36,400	961,688

			2,921,466

Electronic Equipment, Instruments & Components—1.2%
Fabrinet	*	46,000	927,360
OSI Systems, Inc.	*	16,400	615,492
Park Electrochemical Corp.	†	31,500	1,015,875

			2,558,727

Energy Equipment & Services—1.1%
C&J Energy Services, Inc.	*^‡	94,000	1,504,000
Vantage Drilling Co.	*†	480,500	864,900

			2,368,900

Food Products—1.1%
Cosan SA Industria e Comercio (Brazil)		55,600	865,339
Kulim Malaysia BHD (Malaysia)		482,800	531,116
Viterra, Inc. (Canada)		89,600	1,086,845

			2,483,300

Health Care Equipment & Supplies—0.5%
ICU Medical, Inc.	*†	25,200	1,103,256

Health Care Providers & Services—1.9%
Amsurg Corp.	*†	42,300	1,076,112
Ensign Group, Inc. (The)		36,000	1,149,480
LHC Group, Inc.	*†	34,500	1,035,000
Mednax, Inc.	*	13,100	872,591

			4,133,183

Hotels, Restaurants & Leisure—0.7%
Summit Hotel Properties, Inc. REIT	*	79,000	785,260
Whistler Blackcomb Holdings, Inc. (Canada)		35,200	426,612
Whistler Blackcomb Holdings, Inc. (Canada)	*‡	30,100	364,801

			1,576,673

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		25,500	1,136,025

Insurance—0.4%
Platinum Underwriters Holdings Ltd. (Bermuda)		25,500	971,295

Internet & Catalog Retail—0.6%
PetMed Express, Inc.	†	77,500	1,229,150

Internet Software & Services—1.1%
KIT Digital, Inc.	*†	92,752	1,116,734

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Knot, Inc. (The)	*†	107,200	$1,291,760

			2,408,494

IT Services—0.3%
Integral Systems, Inc.	*	48,945	595,661

Leisure Equipment & Products—0.4%
Eastman Kodak Co.	*†	250,400	808,792

Machinery—0.8%
Force Protection, Inc.	*	160,200	784,980
Wabash National Corp.	*†	89,100	1,031,778

			1,816,758

Marine—0.5%
Kirby Corp.	*†	17,500	1,002,575

Metals & Mining—2.8%
Allied Nevada Gold Corp.	*†	30,800	1,092,784
Carpenter Technology Corp.		22,600	965,246
New Gold, Inc. (Canada)	*	95,600	1,119,476
Romarco Minerals, Inc. (Canada)	*	389,500	891,893
Sandstorm Gold Ltd. (Canada)	*,Ω	1,287,500	1,195,204
Universal Stainless & Alloy Products, Inc.	*†	29,400	991,662

			6,256,265

Oil, Gas & Consumable Fuels—4.0%
Berry Petroleum Co., Class A		16,700	842,515
BPZ Resources, Inc.	*†	159,100	844,821
Cloud Peak Energy, Inc.	*	44,500	960,755
Karoon Gas Australia Ltd. (Australia)	*	102,925	762,497
Oilsands Quest, Inc. (Canada)	*†	2,055,636	986,705
Penn Virginia Corp.	†	53,000	898,880
Porto Energy Corp.	*	803,900	746,271
Swift Energy Co.	*†	21,600	921,888
Triangle Petroleum Corp.	*	98,900	820,870
Warren Resources, Inc.	*	218,500	1,112,165

			8,897,367

Personal Products—0.4%
China-Biotics, Inc. (China)	*†	99,300	797,379

Pharmaceuticals—0.6%
Inspire Pharmaceuticals, Inc.	*†	61,000	241,560
Medicines Co. (The)	*	63,700	1,037,673

			1,279,233

Professional Services—0.6%
CRA International, Inc.	*†	46,800	1,349,244

Real Estate Investment Trusts (REITs)—2.0%
Anworth Mortgage Asset Corp. REIT		133,200	944,388
Capstead Mortgage Corp. REIT	†	72,700	929,106
CreXus Investment Corp. REIT	†	54,318	620,312
Medical Properties Trust, Inc. REIT	†	96,500	1,116,505
MFA Financial, Inc. REIT		109,700	899,540

			4,509,851

Real Estate Management & Development—0.6%
Brasil Brokers Participacoes SA (Brazil)		153,400	789,244
General Shopping Brasil SA (Brazil)	*	79,100	532,453

Vantagepoint Discovery Fund

		Shares	Value
COMMON STOCKS—(Continued)
Grubb & Ellis Co.	*†	143,300	$114,640

			1,436,337

Semiconductors & Semiconductor Equipment—1.4%
Cabot Microelectronics Corp.	*	21,600	1,128,600
Cymer, Inc.	*†	20,100	1,137,258
PMC - Sierra, Inc.	*	117,400	880,500

			3,146,358

Software—1.0%
JDA Software Group, Inc.	*	38,900	1,177,114
TeleNav, Inc.	*†	84,900	1,007,763

			2,184,877

Specialty Retail—1.5%
Cato Corp. (The), Class A		47,100	1,153,950
Destination Maternity Corp.		46,000	1,061,220
Hot Topic, Inc.		211,600	1,206,120

			3,421,290

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	*†	36,700	1,050,721
Skechers U.S.A., Inc., Class A	*	58,200	1,195,428

			2,246,149

Thrifts & Mortgage Finance—1.0%
Flushing Financial Corp.	†	70,500	1,050,450
Northwest Bancshares, Inc.		86,500	1,084,710

			2,135,160

Trading Companies & Distributors—3.1%
Applied Industrial Technologies, Inc.		31,700	1,054,342
H&E Equipment Services, Inc.	*†	55,755	1,087,780
RSC Holdings, Inc.	*†	79,600	1,144,648
SeaCube Container Leasing Ltd.		73,800	1,181,538
TAL International Group, Inc.	†	28,953	1,050,125
Textainer Group Holdings Ltd.	†	35,100	1,304,316

			6,822,749

Water Utilities—0.4%
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)		49,800	835,770

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.	*	68,400	1,059,516

TOTAL COMMON STOCKS (Cost $84,926,497)			105,339,124

CONVERTIBLE PREFERRED STOCKS—0.6%
Leisure Equipment & Products—0.3%
Callaway Golf Co., Perpetual, Series B 7.500%		6,400	750,547

Real Estate Management & Development—0.3%
Grubb & Ellis Co. 12.000%	*‡	5,800	319,236
Grubb & Ellis Co., Perpetual 12.000%	^	5,200	301,275

			620,511

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,656,731)			1,371,058

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face		Value
CORPORATE OBLIGATIONS—26.1%
Aerospace & Defense—0.2%
Boeing Co. (The)
1.875%	11/20/2012			$450,000	$457,704

Auto Components—0.1%
Johnson Controls, Inc.
0.721%	02/04/2014	#		290,000	290,815

Automobiles—0.2%
Volkswagen International Finance NV (Netherlands)
1.625%	08/12/2013	^		380,000	381,706

Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL	1,030,000	651,380
2.500%	03/26/2013			470,000	479,773
Bottling Group LLC
6.950%	03/15/2014			250,000	288,133
Coca-Cola Co. (The)
0.750%	11/15/2013			910,000	897,440
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013			530,000	522,843
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011			380,000	383,014

					3,222,583

Capital Markets—0.7%
Goldman Sachs Group, Inc. (The)
1.311%	02/07/2014	#		400,000	403,244
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012			225,000	239,191
TD Ameritrade Holding Corp.
4.150%	12/01/2014			410,000	427,176
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^		450,000	476,293

					1,545,904

Chemicals—0.5%
Dow Chemical Co. (The)
4.850%	08/15/2012			900,000	943,125
Praxair, Inc.
1.750%	11/15/2012			200,000	202,587

					1,145,712

Commercial Banks—3.5%
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^		550,000	544,500
Barclays Bank plc (United Kingdom)
1.343%	01/13/2014	#		520,000	526,257
BB&T Corp., Series A MTN
3.375%	09/25/2013			200,000	208,276
CIT Group, Inc.
5.250%	04/01/2014	^		285,000	286,983
Commonwealth Bank of Australia (Australia)
1.039%	03/17/2014	#^		750,000	749,572
HSBC Bank plc (United Kingdom)
1.625%	08/12/2013	^		400,000	399,896
ING Bank NV (Netherlands)
1.360%	03/15/2013	#^		570,000	571,536
KeyCorp MTN
3.750%	08/13/2015			230,000	232,636
National Australia Bank Ltd. (Australia)
1.012%	11/08/2013	#^		520,000	519,725

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Nordea Bank AB (Sweden)
1.203%	01/14/2014	#^	$500,000	$505,207
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014		520,000	526,645
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^	250,000	247,594
Union Bank NA, Bank Note
2.125%	12/16/2013		530,000	534,193
US Bancorp
4.200%	05/15/2014		500,000	532,667
Wells Fargo & Co.
5.300%	08/26/2011		430,000	438,189
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		240,000	251,678
Westpac Banking Corp. (Australia)
0.853%	04/08/2013	#^	750,000	751,493

				7,827,047

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		295,000	295,000

Communications Equipment—0.8%
Cisco Systems, Inc.
0.559%	03/14/2014	#	1,680,000	1,686,893

Computers & Peripherals—0.4%
Hewlett-Packard Co.
4.250%	02/24/2012		150,000	155,122
2.250%	05/27/2011		300,000	300,998
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		350,000	368,813

				824,933

Consumer Finance—1.5%
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		300,000	323,862
American Honda Finance Corp.
2.375%	03/18/2013	^	200,000	202,925
Banque PSA Finance (France)
2.203%	04/04/2014	#^	540,000	538,908
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		275,000	287,688
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	243,019
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	214,500
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	270,238
0.530%	03/03/2014	#	810,000	806,274
PACCAR Financial Corp. MTN
0.693%	04/05/2013	#	360,000	362,007

				3,249,421

Diversified Financial Services—3.1%
Bank of America Corp. MTN
4.900%	05/01/2013		225,000	237,551
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	450,000	448,605
Citigroup, Inc.
6.000%	12/13/2013		175,000	190,401
5.300%	10/17/2012		175,000	184,733

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.164%	02/15/2013	#	$470,000	$471,649
CME Group, Inc.
5.400%	08/01/2013		200,000	217,948
Equifax, Inc.
4.450%	12/01/2014		80,000	84,587
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	399,305
General Electric Capital Corp.
5.900%	05/13/2014		260,000	287,175
2.800%	01/08/2013		400,000	409,454
General Electric Capital Corp. MTN
1.153%	01/15/2013	#	300,000	302,804
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		390,000	406,680
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		360,000	371,700
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	371,991
JPMorgan Chase & Co. MTN
1.103%	01/24/2014	#	540,000	543,435
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	457,174
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	213,349
National Rural Utilities Cooperative Finance Corp., Series C MTN
0.410%	12/09/2011	#	800,000	799,898
Western Union Co. (The)
0.890%	03/07/2013	#	390,000	390,672

				6,789,111

Diversified Telecommunication Services—1.0%
BellSouth Corp.
4.750%	11/15/2012		630,000	666,823
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	109,876
Frontier Communications Corp.
6.250%	01/15/2013		130,000	137,800
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	494,928
Telstra Corp. Ltd. MTN (Australia)
6.375%	06/29/2011		EUR 420,000	601,858
Verizon Communications, Inc.
0.919%	03/28/2014	#	300,000	301,860

				2,313,145

Electric Utilities—1.7%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	516,420
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	296,606
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	417,883
GenOn Americas Generation LLC
8.300%	05/01/2011		315,000	316,181
Georgia Power Co.
1.300%	09/15/2013		460,000	460,220
0.573%	01/15/2013	#	500,000	500,530
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	307,663
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011		280,000	285,640

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		$700,000	$739,891

				3,841,034

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		220,000	223,643

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	313,463
Safeway, Inc.
5.800%	08/15/2012		350,000	372,445

				685,908

Food Products—1.5%
Archer-Daniels-Midland Co.
0.472%	08/13/2012	#	970,000	971,712
General Mills, Inc.
5.250%	08/15/2013		750,000	815,436
Kellogg Co., Series B
6.600%	04/01/2011		400,000	400,000
Kraft Foods, Inc.
5.250%	10/01/2013		140,000	152,070
2.625%	05/08/2013		140,000	143,355
Wm. Wrigley Jr Co.
1.684%	06/28/2011	#^	890,000	890,523

				3,373,096

Health Care Equipment & Supplies—0.3%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		360,000	363,680
Stryker Corp.
3.000%	01/15/2015		300,000	307,687

				671,367

Health Care Providers & Services—0.3%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	366,826
Omnicare, Inc.
6.875%	12/15/2015		95,000	97,850
Quest Diagnostics, Inc.
1.159%	03/24/2014	#	160,000	160,610

				625,286

Hotels, Restaurants & Leisure—0.2%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		400,000	419,109

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		420,000	427,111

Insurance—1.2%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	336,510
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		150,000	155,334
MetLife, Inc.
2.375%	02/06/2014		190,000	190,387
Metropolitan Life Global Funding I
1.053%	01/10/2014	#^	700,000	704,395
New York Life Global Funding
0.563%	04/04/2014	#^	500,000	499,703
0.434%	06/16/2011	#^	500,000	500,153

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		$355,000	$365,741

				2,752,223

IT Services—0.7%
International Business Machines Corp.
2.100%	05/06/2013		730,000	745,240
1.000%	08/05/2013		750,000	745,962

				1,491,202

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		400,000	423,209

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%	04/30/2012	^	340,000	358,700
CSC Holdings LLC
8.500%	04/15/2014		90,000	101,363
8.500%	06/15/2015		240,000	263,400
DISH DBS Corp.
6.375%	10/01/2011		290,000	296,525
Viacom, Inc.
4.375%	09/15/2014		200,000	213,555

				1,233,543

Metals & Mining—0.3%
Steel Dynamics, Inc.
7.375%	11/01/2012		520,000	556,400
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	200,000	214,250

				770,650

Oil, Gas & Consumable Fuels—1.5%
Chevron Corp.
3.450%	03/03/2012		600,000	616,568
ConocoPhillips
4.750%	02/01/2014		200,000	217,220
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		370,000	393,696
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		460,000	489,900
Newfield Exploration Co.
6.625%	04/15/2016		350,000	363,563
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	287,386
Shell International Finance BV (Netherlands)
1.875%	03/25/2013		170,000	173,132
Sonat, Inc.
7.625%	07/15/2011		250,000	254,980
Tesoro Corp.
6.625%	11/01/2015		140,000	144,900
XTO Energy, Inc.
7.500%	04/15/2012		390,000	417,278

				3,358,623

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	413,250

Pharmaceuticals—1.0%
Abbott Laboratories
5.600%	05/15/2011		400,000	402,473

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Eli Lilly & Co.
3.550%	03/06/2012		$100,000	$102,924
Merck & Co., Inc.
1.875%	06/30/2011		600,000	602,336
Novartis Capital Corp.
4.125%	02/10/2014		100,000	107,010
1.900%	04/24/2013		370,000	376,445
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		600,000	596,285

				2,187,473

Real Estate Investment Trusts (REITs)—0.7%
HCP, Inc.
2.700%	02/01/2014		570,000	572,094
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	403,250
Simon Property Group LP
4.200%	02/01/2015		90,000	94,759
Vornado Realty LP
4.250%	04/01/2015		470,000	481,694

				1,551,797

Software—0.7%
Microsoft Corp.
2.950%	06/01/2014		500,000	520,788
0.875%	09/27/2013		610,000	606,022
Oracle Corp.
3.750%	07/08/2014		480,000	509,840

				1,636,650

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016		350,000	366,625

Tobacco—0.1%
Reynolds American, Inc.
1.010%	06/15/2011	#	280,000	280,223

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016		350,000	364,875

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	134,416
Sprint Capital Corp.
8.375%	03/15/2012		520,000	551,200

				685,616

TOTAL CORPORATE OBLIGATIONS (Cost $57,000,010)				57,812,487

MORTGAGE-RELATED SECURITIES—4.4%

Commercial Mortgage-Backed Securities—0.2%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	506,709	498,966

U.S. Government Agency Mortgage-Backed Securities—3.3%
Federal Home Loan Mortgage Corp.
6.000%	11/01/2022	‡‡	249,257	271,573
Federal National Mortgage Association
3.500%	12/01/2020		721,004	742,860

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		$354,836	$362,253
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		462,699	451,578
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.709%	10/07/2020	#	809,759	810,772
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.629%	11/06/2017	#	1,928,143	1,928,740
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.819%	12/08/2020	#	2,719,319	2,732,072

				7,299,848

U.S. Non-Agency Mortgage-Backed Securities—0.9%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
3.010%	12/19/2035	#	852,756	686,639
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.796%	03/25/2044	#	1,129,249	1,067,172
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
5.976%	10/25/2036	#	182,677	173,166

				1,926,977

TOTAL MORTGAGE-RELATED SECURITIES (Cost $9,896,665)				9,725,791

CONVERTIBLE DEBT OBLIGATIONS—0.1%
Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013
(Cost $114,839)		148,000		136,900

U.S. TREASURY OBLIGATIONS—7.9%
U.S. Treasury Bills—3.9%
U.S. Treasury Bill
0.238%	02/09/2012		8,750,000	8,732,859

U.S. Treasury Notes—4.0%
U.S. Treasury Note
1.375%	05/15/2013		450,000	454,993
1.000%	07/15/2013		20,000	20,034
0.750%	09/15/2013	‡‡	1,620,000	1,610,001
0.625%	12/31/2012	†	4,000,000	3,997,188
0.500%	11/15/2013	†	280,000	275,822
0.375%	08/31/2012		2,480,000	2,476,223

				8,834,261

TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,576,798)				17,567,120

GOVERNMENT RELATED OBLIGATIONS—7.3%

U.S. Government Agencies—5.7%
Federal Farm Credit Bank
1.375%	06/25/2013		1,250,000	1,262,911
0.210%	12/08/2011	#	1,500,000	1,500,327
Federal Home Loan Bank
5.375%	08/19/2011	‡‡	3,000,000	3,060,690
2.250%	04/13/2012	‡‡	1,500,000	1,529,130
1.625%	09/26/2012		1,500,000	1,522,473

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal National Mortgage Association
1.350%	08/16/2013		$2,250,000	$2,245,230
1.000%	11/23/2011	‡‡	1,500,000	1,507,232

				12,627,993

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.8%
Wells Fargo & Co.
3.000%	12/09/2011		1,250,000	1,273,601
Western Corporate Federal Credit Union
1.750%	11/02/2012		350,000	355,826

				1,629,427

Non-U.S. Government Agencies—0.3%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	244,270
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	485,157

				729,427

Sovereign Debt—0.3%
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		220,000	268,675
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		450,000	457,896

				726,571

U.S. Municipal Bonds—0.2%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		150,000	157,190
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	181,526

				338,716

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $15,934,187)				16,052,134

ASSET-BACKED SECURITIES—2.6%
Automobile—2.0%
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013		2,000,000	2,000,396
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.254%	09/20/2016	#^	950,000	943,516
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013		1,500,000	1,500,081

				4,443,993

Student Loan—0.6%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.608%	12/07/2020	#	1,383,089	1,384,541

TOTAL ASSET-BACKED SECURITIES (Cost $5,828,764)				5,828,534

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Discovery Fund

			Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia BHD (Malaysia), Expires 02/27/2016, Strike MYR 3.85		*	60,350	$19,527

Metals & Mining—0.0%
Sandstorm Gold Ltd. (Canada), Expires 10/19/2015, Strike CAD 1.00		* Ω	189,250	68,809

Oil, Gas & Consumable Fuels—0.0%
Oilsands Quest, Inc., Expires 05/12/2011, Strike $1.00		*	163,100	3,996

TOTAL WARRANTS (Cost $–)				92,332

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.5%
Consumer Finance—0.5%
Toyota Motor Credit Corp.
0.250%	04/11/2011
(Cost $999,931)			$1,000,000	999,970

			Shares	Value
MONEY MARKET FUNDS—15.9%
Institutional Money Market Funds—15.9%
Dreyfus Institutional Cash Advantage Fund, 0.16%		††¥	4,900,000	4,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%			¥6,795,067	6,795,067
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		††¥	3,991,694	3,991,694
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%		††¥	4,900,000	4,900,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%		††¥	4,900,000	4,900,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%		††¥	4,900,000	4,900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%		††¥	4,900,000	4,900,000

TOTAL MONEY MARKET FUNDS (Cost $35,286,761)				35,286,761

TOTAL INVESTMENTS—113.0% (Cost $229,221,183)				250,212,211
Other assets less liabilities—(13.0%)				(28,856,066)

NET ASSETS—100.0%				$221,356,145

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	European Monetary Unit
MTN	Medium Term Note
MYR	Malaysian Ringgit
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $14,671,042, which represents 6.6% of Net Assets.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Ω	Security is a restricted security and is not registered under the Securities Act of 1933. This security may be sold only pursuant to such registration or in a transaction exempt from registration. The aggregate value of restricted securities (excluding 144A issues) at period end amounted to $1,264,013, which represents 0.6% of Net Assets.

Additional Information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Sandstorm Gold Ltd.	10/06/2010 -	$946,897
	12/06/2010
Sandstorm Gold Ltd.	10/19/2010	$—
(Warrant)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—97.2%
Australia—4.9%
Alumina Ltd.		707,000	$1,802,044
AMP Ltd.		88,382	496,959
Asciano Ltd.		1,292,574	2,325,286
Australia & New Zealand Banking Group Ltd.		48,700	1,198,759
Coca-Cola Amatil Ltd.		31,829	386,484
Cochlear Ltd.	†	29,000	2,488,463
Commonwealth Bank of Australia		57,300	3,104,638
CSL Ltd.		112,300	4,147,408
Foster’s Group Ltd.	†	567,253	3,354,226
Iluka Resources Ltd.		322,900	4,442,443
Lend Lease Group		211,400	1,982,149
Mount Gibson Iron Ltd.	*	660,900	1,358,936
Newcrest Mining Ltd.		100,900	4,156,514
QBE Insurance Group Ltd.	†	579,072	10,591,849
Telstra Corp. Ltd.		3,545,137	10,341,097
Wesfarmers Ltd.	†	145,234	4,771,645
Woodside Petroleum Ltd.		101,701	4,923,618

			61,872,518

Belgium—0.7%
Anheuser-Busch InBev NV		71,841	4,095,788
Colruyt SA		80,000	4,213,145

			8,308,933

Brazil—1.9%
CCR SA		97,100	2,835,119
Cia de Bebidas das Americas ADR		64,300	1,820,333
Cia Siderurgica Nacional SA ADR		78,000	1,299,480
CPFL Energia SA ADR		28,600	2,499,926
Itausa - Investimentos Itau SA		383,944	2,996,017
Petroleo Brasileiro SA ADR		52,568	2,125,324
Petroleo Brasileiro SA ADR		133,800	4,755,252
Redecard SA		185,400	2,719,707
Vale SA ADR		111,500	3,291,480

			24,342,638

Canada—3.7%
AvenEx Energy Corp.		351,300	2,210,346
BCE, Inc.		210,400	7,643,412
Canadian National Railway Co.		15,581	1,172,782
Canadian Pacific Railway Ltd.	†	73,027	4,698,557
Centerra Gold, Inc.		69,000	1,238,370
Dundee Corp., Class A	*	97,700	2,534,456
First Quantum Minerals Ltd.		18,100	2,341,518
Magna International, Inc.		50,000	2,397,112
Metro, Inc., Class A		32,500	1,548,736
Neo Material Technologies, Inc.	*	367,600	3,537,605
Pinetree Capital Ltd.	*	457,000	1,503,693
Research In Motion Ltd.	*	17,100	967,089
Rogers Communications, Inc., Class B		69,000	2,508,056
Sherritt International Corp.		136,000	1,116,617
Suncor Energy, Inc.		151,300	6,785,481
Wajax Corp.		58,900	2,456,850
West Fraser Timber Co. Ltd.		22,400	1,396,217

			46,056,897

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chile—0.2%
Enersis SA ADR		119,900	$2,496,318

China—1.8%
Baidu, Inc. ADR	*	37,082	5,110,270
China Construction Bank Corp., H Shares		6,745,917	6,315,429
China Shipping Development Co. Ltd., H Shares		1,008,000	1,131,460
Ctrip.com International Ltd. ADR	*†	44,255	1,836,140
E-Commerce China Dangdang, Inc. ADR	*†	18,731	386,421
Hengan International Group Co. Ltd.	†	218,500	1,620,284
Industrial & Commercial Bank of China, H Shares		4,032,715	3,343,401
Sina Corp.	*†	6,537	699,721
Tencent Holdings Ltd.		28,200	686,755
Want Want China Holdings Ltd.		2,293,000	1,801,838

			22,931,719

Denmark—0.8%
Novo Nordisk A/S, Class B		75,100	9,431,252

Finland—0.2%
Kesko Oyj, Class B	*	42,600	1,991,069

France—10.0%
BNP Paribas		74,680	5,459,459
Carrefour SA		244,752	10,813,107
Cie de Saint-Gobain		167,775	10,260,391
Cie Generale d’Optique Essilor International SA		62,000	4,600,121
Danone SA		66,000	4,307,429
France Telecom SA		556,945	12,505,460
GDF Suez		51,100	2,083,938
L’Oreal SA		37,000	4,310,863
LVMH Moet Hennessy Louis Vuitton SA		11,253	1,781,786
Natixis	*	325,268	1,836,764
Pernod-Ricard SA		73,257	6,839,989
Publicis Groupe SA		26,319	1,475,003
Renault SA	*	38,700	2,138,443
Safran SA		69,111	2,444,160
Sanofi-Aventis SA		245,064	17,172,771
Schneider Electric SA		8,112	1,385,462
Societe BIC SA		14,183	1,260,329
Societe Generale		84,456	5,485,781
Total SA		216,369	13,184,140
Unibail-Rodamco SE (Paris Exchange) REIT		19,682	4,265,757
Valeo SA	*	56,900	3,312,727
Vallourec SA		20,000	2,241,106
Vinci SA		53,434	3,336,014
Zodiac Aerospace		29,692	2,163,038

			124,664,038

Germany—6.1%
Adidas AG		73,100	4,595,933
Allianz SE (Registered)		18,500	2,590,475
BASF SE		104,252	8,998,521
Bayer AG		84,791	6,551,202
Beiersdorf AG		33,891	2,068,619
Brenntag AG	*	13,091	1,451,135

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Daimler AG (Registered)	*	174,057	$12,264,495
Hannover Rueckversicherung AG (Registered)		132,029	7,202,228
Infineon Technologies AG		208,100	2,122,878
Lanxess AG		20,563	1,541,159
Linde AG		27,889	4,403,175
RWE AG		138,736	8,804,252
SAP AG		85,000	5,198,634
Siemens AG (Registered)		59,893	8,192,677

			75,985,383

Greece—0.3%
Hellenic Petroleum SA		238,538	2,494,124
Motor Oil Hellas Corinth Refineries SA		63,400	822,520
Public Power Corp. SA		41,125	713,758

			4,030,402

Hong Kong—6.1%
AIA Group Ltd.	*	1,361,800	4,191,993
Bank of East Asia Ltd.		112,000	475,257
Beijing Enterprises Holdings Ltd.	†	580,899	3,312,488
Belle International Holdings Ltd.		1,209,000	2,217,490
BOC Hong Kong Holdings Ltd.		522,954	1,704,958
Cheung Kong Holdings Ltd.		199,300	3,248,556
China Merchants Holdings International Co. Ltd.		334,000	1,408,703
China Mobile Ltd.		727,000	6,710,936
China Overseas Land & Investment Ltd.		473,983	963,550
China Resources Land Ltd.		492,000	920,199
China Resources Power Holdings Co. Ltd.		1,066,000	2,054,730
Chow Sang Sang Holdings International Ltd.	†	447,000	994,183
CLP Holdings Ltd.		480,000	3,880,422
CNOOC Ltd.		2,511,000	6,345,354
Esprit Holdings Ltd.		955,027	4,378,801
Galaxy Entertainment Group Ltd.	*†	419,642	610,838
Hang Seng Bank Ltd.		121,625	1,965,203
Henderson Land Development Co. Ltd.		340,899	2,362,269
Hong Kong & China Gas Co. Ltd.	†	813,000	1,950,613
Hong Kong Exchanges and Clearing Ltd.		107,400	2,330,404
Hongkong Land Holdings Ltd.		442,770	3,101,200
Huabao International Holdings Ltd.	†	1,689,707	2,597,994
Jardine Matheson Holdings Ltd.		40,000	1,781,302
Lerado Group Holdings Co.		7,868,000	1,415,812
NWS Holdings Ltd.		900,566	1,377,604
Sino Land Co. Ltd.		1,429,300	2,538,551
SmarTone Telecommunications Holding Ltd.	†	1,744,000	2,892,558
Sun Hung Kai Properties Ltd.		188,900	2,991,426
Wheelock & Co. Ltd.		1,543,000	5,790,594

			76,513,988

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
India—0.5%
Axis Bank Ltd., Reg S GDR	†	117,594	$3,729,612
Tata Motors Ltd. ADR		66,600	1,850,814

			5,580,426

Indonesia—0.3%
Astra International Tbk PT		210,000	1,373,473
Perusahaan Gas Negara PT		6,143,500	2,748,378

			4,121,851

Ireland—1.0%
Accenture plc, Class A		22,000	1,209,340
Experian plc		296,201	3,667,244
Shire plc		74,059	2,149,742
WPP plc		471,021	5,804,782

			12,831,108

Italy—3.2%
Banca Generali SpA		81,223	1,235,394
DiaSorin SpA		77,334	3,402,560
Enel SpA		632,118	3,982,195
ENI SpA		404,346	9,921,606
Fiat Industrial SpA	*	180,938	2,597,589
Intesa Sanpaolo SpA		3,516,528	10,374,060
Saipem SpA		129,944	6,903,164
Sorin SpA	*	505,648	1,411,345

			39,827,913

Japan—17.6%
Aeon Mall Co. Ltd.		116,500	2,498,291
Alps Electric Co. Ltd.		125,000	1,198,582
Bridgestone Corp.		83,300	1,741,871
Canon, Inc.	†	385,100	16,563,062
Chugai Pharmaceutical Co. Ltd.		167,200	2,875,833
Daikin Industries Ltd.		98,000	2,931,563
Daito Trust Construction Co. Ltd.		80,300	5,523,459
Denso Corp.		103,000	3,425,256
FANUC CORP.		32,500	4,912,601
FCC Co. Ltd.		52,200	1,256,354
Geo Corp.	†	1,145	1,286,837
Hirose Electric Co. Ltd.	†	30,600	3,294,293
Hitachi Capital Corp.		93,300	1,222,755
Hitachi Ltd.	†	429,000	2,233,193
Honda Motor Co. Ltd.		239,212	8,887,590
HOYA Corp.		164,900	3,763,177
INPEX Corp.		455	3,442,345
ITOCHU Corp.		284,000	2,972,021
Japan Tobacco, Inc.		192	694,154
JX Holdings, Inc.		257,000	1,726,676
Kao Corp.		400,400	9,990,823
KDDI Corp.	†	1,420	8,779,405
Keihin Corp.	†	87,300	1,654,086
Keyence Corp.		14,720	3,757,755
Komatsu Ltd.		126,600	4,294,987
Kubota Corp.		65,600	617,299
Marubeni Corp.		163,000	1,171,448
Mitsubishi Chemical Holdings Corp.		569,000	3,584,142
Mitsubishi Corp.		123,900	3,435,551
Mitsubishi Estate Co. Ltd.		208,000	3,515,003
Mitsui & Co. Ltd.		747,900	13,390,304
Mizuho Financial Group, Inc.	†	608,722	1,004,447
Nichirei Corp.		264,000	1,128,205

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nintendo Co. Ltd.	†	12,900	$3,507,637
Nippon Shokubai Co. Ltd.		105,000	1,313,955
Nippon Telegraph & Telephone Corp.		121,121	5,409,863
Nissan Motor Co. Ltd.	†	142,400	1,264,943
Nitto Denko Corp.		29,500	1,563,144
Okinawa Electric Power Co., Inc. (The)		24,400	1,116,641
Seven & I Holdings Co. Ltd.		466,000	11,870,677
Shimamura Co. Ltd.		27,000	2,376,520
Shin-Etsu Chemical Co. Ltd.		98,300	4,892,426
Ship Healthcare Holdings, Inc.		79,100	996,132
Siix Corp.		222,900	3,090,373
Softbank Corp.		102,200	4,072,089
Sumitomo Corp.		588,700	8,413,246
Sumitomo Mitsui Financial Group, Inc.		101,291	3,142,584
Takeda Pharmaceutical Co. Ltd.	†	284,900	13,292,191
Tokio Marine Holdings, Inc.		400,700	10,698,462
Toyota Motor Corp.		269,200	10,683,007
Unipres Corp.	†	137,300	2,743,635
Yorozu Corp.	†	61,000	1,228,435

			220,449,328

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR	†	75,390	1,694,793

Korea, Republic of—2.7%
GS Holdings		28,600	2,434,520
Hyundai Motor Co.		38,600	7,133,825
KB Financial Group, Inc.		36,663	1,917,855
Kia Motors Corp.		178,700	11,230,025
Korea Kumho Petrochemical		21,800	2,967,847
KT&G Corp.		53,161	2,765,546
Samyang Corp.		2,617	153,589
SK C&C Co. Ltd.		12,900	1,142,005
SK Holdings Co. Ltd.		14,500	2,178,349
Woori Finance Holdings Co. Ltd.		168,700	2,233,287

			34,156,848

Macau—1.0%
Sands China Ltd.	*	3,678,996	8,197,752
Wynn Macau Ltd.	^	4,900	13,673
Wynn Macau Ltd.		1,633,500	4,558,076

			12,769,501

Malaysia—0.2%
Maxis Bhd		1,053,400	1,870,308

Mexico—0.4%
Fresnillo plc		79,800	1,972,575
Grupo Mexico SAB de CV		664,500	2,491,641

			4,464,216

Netherlands—3.0%
Akzo Nobel NV		40,493	2,786,448
ING Groep NV CVA	*	446,926	5,673,198
Koninklijke Ahold NV		720,033	9,656,441
Reed Elsevier NV		551,310	7,112,349
Royal Dutch Shell plc, Class A		314,607	11,444,851
TNT NV		17,781	456,564

			37,129,851

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Peru—0.1%
Credicorp Ltd.		16,956	$1,779,193

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		37,900	2,027,650

Portugal—0.2%
Jeronimo Martins SGPS SA		185,100	2,972,377

Russia—0.5%
Gazprom OAO ADR		149,810	4,845,287
Lukoil OAO ADR		25,200	1,799,028

			6,644,315

Singapore—2.3%
Biosensors International Group Ltd.	*	3,575,800	3,348,529
CapitaLand Ltd.		1,148,000	3,005,293
City Developments Ltd.		60,049	548,635
DBS Group Holdings Ltd.		394,155	4,576,103
Genting Singapore plc	*	875,658	1,423,727
Oceanus Group Ltd.	*	4,111,800	849,249
Singapore Telecommunications Ltd.		2,082,000	4,985,088
United Overseas Bank Ltd.		667,700	9,955,125

			28,691,749

South Africa—0.4%
African Bank Investments Ltd.		289,193	1,617,736
Sasol Ltd.		33,901	1,961,440
Tiger Brands Ltd.		73,437	1,898,030

			5,477,206

Spain—3.7%
Amadeus IT Holding SA, Class A	*	28,939	552,396
Banco Santander SA		410,929	4,793,081
Construcciones y Auxiliar de Ferrocarriles SA		4,061	2,305,641
Iberdrola SA		1,260,009	10,956,711
Inditex SA		95,079	7,629,174
Mapfre SA		775,000	2,919,423
Telefonica SA		606,190	15,206,094
Viscofan SA		37,971	1,506,697

			45,869,217

Sweden—1.9%
Hennes & Mauritz AB, Class B		116,000	3,850,936
Investor AB, Class B		251,836	6,108,988
NCC AB, Class B		58,888	1,687,351
Nordea Bank AB	†	306,600	3,354,395
Sandvik AB		97,258	1,835,500
Skandinaviska Enskilda Banken AB, Class A	†	343,187	3,058,831
Skanska AB, Class B	†	62,985	1,326,029
Swedbank AB, Class A	†	131,800	2,253,667

			23,475,697

Switzerland—5.6%
ABB Ltd. (Registered)	*	329,022	7,900,793
Adecco SA (Registered)		63,815	4,189,179
Clariant AG	*	188,821	3,401,721
Compagnie Financiere Richemont SA (A Bearer Shares)		57,682	3,325,945
Nestle SA (Registered)		204,395	11,704,708

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Novartis AG (Registered)		342,145	$18,527,491
SGS SA (Registered)		2,500	4,445,736
Swatch Group AG (The) (Bearer)		14,627	6,454,297
Xstrata plc		258,831	6,038,935
Zurich Financial Services AG (Registered)		15,573	4,353,230

			70,342,035

Taiwan—0.6%
Chunghwa Telecom Co. Ltd.		836,290	2,608,078
MediaTek, Inc.		130,187	1,495,775
Taiwan Semiconductor Manufacturing Co. Ltd.		1,360,000	3,258,920

			7,362,773

Thailand—0.3%
Kasikornbank PCL		317,700	1,333,270
PTT PCL	‡	234,800	2,750,739

			4,084,009

Turkey—0.4%
Tupras Turkiye Petrol Rafinerileri AS		83,660	2,454,593
Turkcell Iletisim Hizmet AS		63,302	376,840
Turkiye Garanti Bankasi AS		451,433	2,106,330

			4,937,763

United Kingdom—13.2%
3i Group plc		444,140	2,129,157
Aggreko plc		180,731	4,564,491
Anglo American plc		117,754	6,050,808
AstraZeneca plc (London Exchange)		138,099	6,344,630
BG Group plc		256,954	6,379,007
BHP Billiton plc		83,800	3,317,747
BP plc		2,144,684	15,757,179
BT Group plc		860,980	2,558,323
Cairn Energy plc	*	615,660	4,561,672
Centrica plc		849,000	4,427,374
Debenhams plc	*	4,067,463	3,861,398
Drax Group plc		156,000	993,453
Enterprise Inns plc	*	1,017,399	1,444,007
GlaxoSmithKline plc		737,570	14,054,154
HSBC Holdings plc (London Exchange)		412,000	4,255,593
Imperial Tobacco Group plc		74,764	2,306,945
Intermediate Capital Group plc		1,106,732	5,795,447
Kingfisher plc		971,231	3,826,239
Legal & General Group plc		1,180,963	2,180,201
Reckitt Benckiser Group plc		85,300	4,378,488
Rio Tinto plc		46,852	3,312,357
Smith & Nephew plc		394,900	4,449,774
Standard Chartered plc (London Exchange)		217,475	5,641,062
Tesco plc		2,812,579	17,181,099
Unilever plc		469,125	14,291,764
Vodafone Group plc		6,177,436	17,604,529
Wm Morrison Supermarkets plc		850,000	3,759,612

			165,426,510

United States—1.1%
Boart Longyear Ltd.		1,884,059	9,122,375

Vantagepoint International Fund

		Shares	Value
COMMON STOCKS—(Continued)
Synthes, Inc.		32,000	$4,321,934

			13,444,309

TOTAL COMMON STOCKS (Cost $1,075,997,911)			1,216,056,101

MONEY MARKET FUNDS—8.0%
Institutional Money Market Funds—8.0%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	11,400,000	11,400,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	¥	34,323,530	34,323,530
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	9,194,167	9,194,167
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	11,400,000	11,400,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	11,400,000	11,400,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	11,400,000	11,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	11,400,000	11,400,000

TOTAL MONEY MARKET FUNDS (Cost $100,517,697)			100,517,697

TOTAL INVESTMENTS—105.2% (Cost $1,176,515,608)			1,316,573,798
Other assets less liabilities—(5.2%)			(65,615,707)

NET ASSETS—100.0%			$1,250,958,091

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $13,673, which represents 0.0% of Net Assets.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint International Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.2%
Commercial Banks	7.9%
Pharmaceuticals	7.2%
Food & Staples Retailing	5.5%
Diversified Telecommunication Services	4.9%
Automobiles	4.4%
Wireless Telecommunication Services	3.7%
Insurance	3.6%
Metals & Mining	3.5%
Chemicals	3.3%
Real Estate Management & Development	3.1%
Food Products	2.9%
Trading Companies & Distributors	2.7%
Electric Utilities	2.1%
Specialty Retail	2.1%
Health Care Equipment & Supplies	1.9%
Machinery	1.7%
Electronic Equipment, Instruments & Components	1.4%
Industrial Conglomerates	1.4%
Auto Components	1.4%
Hotels, Restaurants & Leisure	1.4%
Personal Products	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Beverages	1.3%
Diversified Financial Services	1.3%
Office Electronics	1.3%
Construction & Engineering	1.2%
Media	1.2%
Multi-Utilities	1.2%
Capital Markets	1.1%
Building Products	1.1%
Professional Services	1.0%
Electrical Equipment	0.7%
Software	0.7%
Road & Rail	0.7%
Energy Equipment & Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Commercial Services & Supplies	0.5%
Tobacco	0.5%
Internet Software & Services	0.5%
IT Services	0.5%
Aerospace & Defense	0.4%
Gas Utilities	0.4%
Household Products	0.3%
Biotechnology	0.3%
Transportation Infrastructure	0.3%
Multiline Retail	0.3%
Real Estate Investment Trusts (REITs)	0.3%
Independent Power Producers & Energy Traders	0.2%
Health Care Providers & Services	0.1%
Marine	0.1%
Leisure Equipment & Products	0.1%
Communications Equipment	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Paper & Forest Products	0.1%
Internet & Catalog Retail	0.0%
Air Freight & Logistics	0.0%

TOTAL COMMON STOCKS	97.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	8.0%

Vantagepoint International Fund

TOTAL INVESTMENTS	105.2%
Other assets less liabilities	(5.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

	Shares	Value
COMMON STOCKS—2.0%
Biotechnology—0.1%
Amgen, Inc. *	13,000	$694,850

Capital Markets—0.2%
Affiliated Managers Group, Inc. *	4,800	524,976
Franklin Resources, Inc.	8,000	1,000,640

		1,525,616

Energy Equipment & Services—0.1%
Schlumberger Ltd.	11,000	1,025,860

Food Products—0.1%
Nestle SA (Registered) (Switzerland)	18,000	1,030,772

Health Care Equipment & Supplies—0.1%
St. Jude Medical, Inc.	11,000	563,860

Industrial Conglomerates—0.1%
Siemens AG (Registered) (Germany)	7,000	957,520

Pharmaceuticals—0.3%
Novo Nordisk A/S, Class B (Denmark)	12,000	1,506,991
Shire plc (Ireland)	30,000	870,823

		2,377,814

Semiconductors & Semiconductor Equipment—0.4%
ARM Holdings plc (United Kingdom)	450,000	4,175,689

Software—0.3%
Autonomy Corp. plc (United Kingdom) *	50,000	1,274,125
Microsoft Corp.	45,000	1,141,200
SAP AG (Germany)	14,000	856,245

		3,271,570

Textiles, Apparel & Luxury Goods—0.3%
Swatch Group AG (The) (Registered) (Switzerland)	34,000	2,696,391

TOTAL COMMON STOCKS (Cost $13,050,018)		18,319,942

CONVERTIBLE PREFERRED STOCKS—1.7%
Communications Equipment—0.3%
Lucent Technologies Capital Trust I 7.750%	2,850	2,793,000

Diversified Financial Services—0.2%
Vale Capital II, Series VALE.P-2012 (Cayman Islands) 6.750%	17,000	1,616,062
Vale Capital II, Series VALE-2012 (Cayman Islands) 6.750%	6,400	590,848

		2,206,910

Electric Utilities—0.1%
NextEra Energy, Inc. 7.000%	20,000	1,010,000

Food Products—0.5%
Archer-Daniels-Midland Co.
6.250%	68,000	3,070,200

Vantagepoint Diversifying Strategies Fund

			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Bunge Ltd., Perpetual (Bermuda) 4.875%			11,195	$1,174,356

				4,244,556

Insurance—0.1%
MetLife, Inc. 5.000%		*	10,000	848,500

Oil, Gas & Consumable Fuels—0.3%
Apache Corp., Series D 6.000%			34,400	2,437,584

Wireless Telecommunication Services—0.2%
Crown Castle International Corp. 6.250%			26,700	1,647,390

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,147,344)				15,187,940

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—33.6%
Auto Components—0.1%
Johnson Controls, Inc.
0.721%	02/04/2014	#§$	770,000	772,163

Beverages—1.9%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 2,600,000	1,644,259
3.000%	10/15/2012	§	910,000	936,418
2.500%	03/26/2013		1,240,000	1,265,785
1.039%	03/26/2013	#§	1,900,000	1,917,176
Coca-Cola Co. (The)
0.363%	05/15/2012	#§	2,130,000	2,145,383
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	1,220,000	1,203,526
Coca-Cola Refreshments USA, Inc.
0.911%	05/06/2011	#	2,100,000	2,101,704
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012	§	2,700,000	2,802,508
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	2,815,000	2,837,326

				16,854,085

Biotechnology—0.2%
Genzyme Corp.
3.625%	06/15/2015		730,000	759,090
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,496,956

				2,256,046

Capital Markets—1.0%
Bank of New York Mellon Corp. (The) MTN
0.584%	01/31/2014	#§	2,750,000	2,763,871
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,153,910
Goldman Sachs Group, Inc. (The)
1.311%	02/07/2014	#§	2,188,000	2,205,747
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		650,000	690,995
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	791,838

				8,606,361

Chemicals—0.8%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,289,018

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dow Chemical Co. (The)
4.850%	08/15/2012		$3,100,000	$3,248,540
2.562%	08/08/2011	#§	1,700,000	1,712,903
Ferro Corp.
7.875%	08/15/2018		650,000	692,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%	02/01/2018		250,000	265,625

				7,208,336

Commercial Banks—4.0%
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	2,860,000	2,831,400
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,255,800
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,297,790
BanColombia SA (Colombia)
4.250%	01/12/2016	^§	1,000,000	992,500
Bank of Nova Scotia (Canada)
2.250%	01/22/2013		2,000,000	2,042,964
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	957,738
1.343%	01/13/2014	#§	2,510,000	2,540,200
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	416,552
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	779,981
CIT Group, Inc.
5.250%	04/01/2014	^	350,000	352,436
Credit Suisse (Switzerland)
1.263%	01/14/2014	#§	4,440,000	4,498,439
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^§	450,000	469,586
ING Bank NV (Netherlands)
1.360%	03/15/2013	#^	1,600,000	1,604,312
KeyCorp MTN
3.750%	08/13/2015	§	630,000	637,219
Royal Bank of Canada (Canada)
1.125%	01/15/2014	§	2,330,000	2,297,159
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014	§	2,860,000	2,896,545
Societe Generale (France)
1.630%	12/13/2013	#^§	2,300,000	2,317,997
Union Bank NA, Bank Note
2.125%	12/16/2013	§	1,560,000	1,572,343
US Bancorp
4.200%	05/15/2014		800,000	852,268
2.000%	06/14/2013	§	1,500,000	1,523,333
US Bancorp MTN
1.375%	09/13/2013	§	1,000,000	998,747
Wachovia Corp.
0.433%	10/15/2011	#§	2,000,000	2,001,962
Wells Fargo & Co., Series I MTN
3.750%	10/01/2014		420,000	440,437
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		700,000	712,336

				36,290,044

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		$815,000	$815,000

Communications Equipment—1.0%
Cisco Systems, Inc.
1.625%	03/14/2014		4,660,000	4,655,657
0.559%	03/14/2014	#§	4,500,000	4,518,463

				9,174,120

Computers & Peripherals—0.6%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	1,994,873
2.250%	05/27/2011		2,250,000	2,257,634
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016	§	1,000,000	1,053,750

				5,306,257

Construction Materials—0.3%
CRH America, Inc.
6.950%	03/15/2012	§	1,400,000	1,466,793
5.625%	09/30/2011	§	792,000	809,734

				2,276,527

Consumer Finance—1.6%
Ally Financial, Inc.
4.500%	02/11/2014	§	1,000,000	1,002,500
Banque PSA Finance (France)
2.203%	04/04/2014	#^	1,360,000	1,357,249
Ford Motor Credit Co. LLC
7.000%	10/01/2013		645,000	696,656
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	643,500
John Deere Capital Corp. MTN
1.600%	03/03/2014	§	2,720,000	2,722,396
1.060%	06/10/2011	#	2,200,000	2,203,509
0.530%	03/03/2014	#§	680,000	676,872
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,233,996
PACCAR Financial Corp. MTN
0.693%	04/05/2013	#§	3,350,000	3,368,680

				14,905,358

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	315,610

Diversified Financial Services—2.3%
Bank of America Corp.
0.810%	09/11/2012	#§	1,300,000	1,298,138
Bank of America Corp. MTN
4.900%	05/01/2013		650,000	686,260
Citigroup, Inc.
6.000%	12/13/2013		475,000	516,803
5.300%	10/17/2012		475,000	501,418
2.312%	08/13/2013	#§	1,530,000	1,576,042
1.164%	02/15/2013	#§	1,210,000	1,214,246
CME Group, Inc.
5.750%	02/15/2014	§	1,000,000	1,107,369
Equifax, Inc.
4.450%	12/01/2014		160,000	169,173

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
ERAC USA Finance LLC
2.250%	01/10/2014	^	$630,000	$628,905
General Electric Capital Corp.
5.900%	05/13/2014		430,000	474,944
2.800%	01/08/2013		1,100,000	1,125,998
General Electric Capital Corp. MTN
1.875%	09/16/2013	§	1,400,000	1,400,354
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		750,000	782,077
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,068,638
JPMorgan Chase & Co. MTN
1.103%	01/24/2014	#§	1,300,000	1,308,268
JPMorgan Chase & Co., Series F MTN
1.060%	06/13/2011	#§	500,000	500,769
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015	§	1,210,000	1,202,567
National Rural Utilities Cooperative Finance Corp., Series C MTN
0.410%	12/09/2011	#§	2,590,000	2,589,671
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^	530,000	592,869
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017		550,000	577,500
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		1,090,000	1,185,375

				20,507,384

Diversified Telecommunication Services—1.6%
AT&T, Inc.
5.875%	08/15/2012	§	3,210,000	3,421,889
4.850%	02/15/2014		600,000	649,294
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	549,382
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	506,250
Frontier Communications Corp.
6.250%	01/15/2013		820,000	869,200
PAETEC Holding Corp.
8.875%	06/30/2017		500,000	541,250
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^	1,170,000	1,284,475
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,272,672
Verizon Communications, Inc.
0.919%	03/28/2014	#	4,800,000	4,829,760
Windstream Corp.
8.125%	08/01/2013		765,000	843,413

				14,767,585

Electric Utilities—2.9%
Columbus Southern Power Co.
0.709%	03/16/2012	#§	1,490,000	1,494,065
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	805,697
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	4,447,000	4,593,044
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013	§	1,000,000	1,060,795

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Consumers Energy Co., Series D
5.375%	04/15/2013		$575,000	$620,176
Dominion Resources, Inc.
5.700%	09/17/2012	§	700,000	744,303
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,742,356
GenOn Americas Generation LLC
8.300%	05/01/2011		820,000	823,075
Georgia Power Co.
1.300%	09/15/2013	§	1,260,000	1,260,602
0.630%	03/15/2013	#§	1,700,000	1,703,434
0.573%	01/15/2013	#§	1,000,000	1,001,061
NextEra Energy Capital Holdings, Inc.
5.625%	09/01/2011	§	1,583,000	1,614,887
2.600%	09/01/2015	§	2,000,000	1,946,524
1.189%	06/17/2011	#§	550,000	550,931
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,137,654
PSEG Power LLC
7.750%	04/15/2011		2,300,000	2,306,506
Southern Co., Series A
5.300%	01/15/2012	§	350,000	362,510
Wisconsin Energy Corp.
6.500%	04/01/2011		1,401,000	1,401,228

				26,168,848

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013		520,000	524,923
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	§	1,000,000	1,058,335
Sanmina-SCI Corp.
8.125%	03/01/2016		300,000	312,000
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§	1,620,000	1,646,827

				3,542,085

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
5.300%	03/15/2012	§	2,000,000	2,089,750
Safeway, Inc.
5.800%	08/15/2012	§	1,786,000	1,900,534
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	250,000	246,917

				4,237,201

Food Products—1.2%
Archer-Daniels-Midland Co.
0.472%	08/13/2012	#§	2,470,000	2,474,359
Corn Products International, Inc.
3.200%	11/01/2015		350,000	349,770
General Mills, Inc.
6.000%	02/15/2012	§	2,500,000	2,616,695
5.250%	08/15/2013	§	1,500,000	1,630,872
Kraft Foods, Inc.
6.250%	06/01/2012	§	425,000	450,945
5.250%	10/01/2013		390,000	423,623
2.625%	05/08/2013		390,000	399,347
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^§	2,510,000	2,569,181

				10,914,792

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gas Utilities—0.2%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	§	$1,800,000	$1,856,632

Health Care Equipment & Supplies—0.2%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,250,000	1,262,777
Stryker Corp.
3.000%	01/15/2015		790,000	810,243

				2,073,020

Health Care Providers & Services—0.4%
Express Scripts, Inc.
5.250%	06/15/2012		600,000	628,845
Omnicare, Inc.
6.875%	12/15/2015	§	1,475,000	1,519,250
Quest Diagnostics, Inc.
1.159%	03/24/2014	#	890,000	893,389
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc.
8.000%	02/01/2018		550,000	565,813

				3,607,297

Hotels, Restaurants & Leisure—0.1%
Isle of Capri Casinos, Inc.
7.000%	03/01/2014		500,000	498,750
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	785,830

				1,284,580

Household Durables—0.5%
Clorox Co.
5.000%	03/01/2013	§	1,000,000	1,061,381
DR Horton, Inc.
5.375%	06/15/2012		825,000	829,125
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,983,015
Kimberly-Clark Corp.
5.625%	02/15/2012	§	1,000,000	1,045,063

				4,918,584

Household Products—0.3%
Procter & Gamble International Funding SCA (Luxembourg)
1.350%	08/26/2011	§	2,420,000	2,434,109

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.
7.250%	10/15/2017	^	550,000	574,750
GenOn Energy, Inc.
7.875%	06/15/2017		550,000	548,625

				1,123,375

Industrial Conglomerates—0.2%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	809,908
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.459%	03/16/2012	#	1,100,000	1,102,263

				1,912,171

Insurance—0.8%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	572,067

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		$750,000	$776,672
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	579,180
MetLife, Inc.
2.375%	02/06/2014	§	980,000	981,995
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,115,180
5.100%	12/14/2011	§	1,100,000	1,131,472
3.625%	09/17/2012		710,000	731,481
2.750%	01/14/2013		600,000	612,006

				7,500,053

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013	§	1,090,000	1,078,756

IT Services—0.5%
International Business Machines Corp.
2.100%	05/06/2013		630,000	643,153
1.000%	08/05/2013		1,250,000	1,243,270
0.351%	11/04/2011	#§	1,400,000	1,401,096
0.340%	06/15/2012	#§	1,500,000	1,501,060

				4,788,579

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	740,615

Machinery—0.2%
SPX Corp.
7.625%	12/15/2014		795,000	879,469
Terex Corp.
8.000%	11/15/2017		500,000	529,375

				1,408,844

Media—0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		250,000	273,125
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%	04/30/2012	^	995,000	1,049,725
COX Communications, Inc.
5.450%	12/15/2014		500,000	552,307
CSC Holdings LLC
8.500%	04/15/2014		275,000	309,719
8.500%	06/15/2015	§	725,000	795,687
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,293,169
DISH DBS Corp.
6.375%	10/01/2011		790,000	807,775
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	521,250
NBCUniversal Media LLC
3.650%	04/30/2015	^§	990,000	1,017,334
Time Warner, Inc.
3.150%	07/15/2015		500,000	506,875
Viacom, Inc.
4.375%	09/15/2014		500,000	533,889

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		$375,000	$394,707

				8,055,562

Metals & Mining—0.5%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,463,546
Mueller Water Products, Inc.
7.375%	06/01/2017		200,000	196,500
Steel Dynamics, Inc.
7.375%	11/01/2012		1,480,000	1,583,600
Vale Overseas Ltd. (Cayman Islands)
6.250%	01/23/2017	§	560,000	624,752
Vedanta Resources plc (United Kingdom)
8.750%	01/15/2014	^	550,000	589,187

				4,457,585

Multiline Retail—0.2%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,698,739

Oil, Gas & Consumable Fuels—2.5%
Chevron Corp.
3.950%	03/03/2014	§	1,000,000	1,070,131
3.450%	03/03/2012		900,000	924,852
ConocoPhillips
4.750%	02/01/2014		750,000	814,576
Husky Energy, Inc. (Canada)
6.250%	06/15/2012	§	1,670,000	1,770,197
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	950,976
5.850%	09/15/2012	§	980,000	1,042,761
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		1,300,000	1,384,500
Newfield Exploration Co.
6.625%	04/15/2016	§	1,000,000	1,038,750
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§	1,400,000	1,498,000
Plains Exploration & Production Co.
7.750%	06/15/2015		1,000,000	1,048,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
4.500%	09/30/2012	^	650,000	675,172
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	770,000	763,060
Shell International Finance BV (Netherlands)
5.625%	06/27/2011		960,000	971,808
1.875%	03/25/2013		710,000	723,081
0.339%	09/22/2011	#§	2,050,000	2,050,980
Sonat, Inc.
7.625%	07/15/2011		850,000	866,933
Tesoro Corp.
6.625%	11/01/2015		390,000	403,650
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	649,315
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,268,845
XTO Energy, Inc.
7.500%	04/15/2012	§	2,190,000	2,343,177

				22,259,514

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Paper & Forest Products—0.0%
Georgia-Pacific LLC
8.125%	05/15/2011		$300,000	$307,746

Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015		1,090,000	1,185,375

Pharmaceuticals—2.0%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,065,926
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		1,700,000	1,830,249
Merck & Co., Inc.
4.375%	02/15/2013	§	1,816,000	1,930,593
1.875%	06/30/2011		1,100,000	1,104,283
Novartis Capital Corp.
4.125%	02/10/2014		600,000	642,062
1.900%	04/24/2013		980,000	997,072
Sanofi-Aventis SA (France)
1.625%	03/28/2014		1,720,000	1,718,454
0.508%	03/28/2013	#	3,410,000	3,410,702
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	576,408
0.809%	03/21/2014	#§	470,000	472,071
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012	§	1,846,000	1,859,343
0.709%	12/19/2011	#§	2,000,000	2,005,886
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	820,000	813,850

				18,426,899

Real Estate Investment Trusts (REITs)—0.5%
HCP, Inc.
2.700%	02/01/2014		1,610,000	1,615,914
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	1,013,573
Simon Property Group LP
4.200%	02/01/2015		250,000	263,220
Vornado Realty LP
4.250%	04/01/2015	§	1,240,000	1,270,854

				4,163,561

Road & Rail—0.4%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011	§	2,153,000	2,223,035
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	962,472

				3,185,507

Software—0.5%
Microsoft Corp.
2.950%	06/01/2014	§	900,000	937,419
0.875%	09/27/2013	§	2,760,000	2,741,999
Oracle Corp.
3.750%	07/08/2014		750,000	796,625

				4,476,043

Specialty Retail—0.0%
Toys R Us, Inc.
7.375%	10/15/2018		200,000	201,500

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co.
8.875%	04/01/2016	§	$1,000,000	$1,047,500

Tobacco—0.4%
Philip Morris International, Inc.
4.875%	05/16/2013	§	2,500,000	2,682,145
Reynolds American, Inc.
1.010%	06/15/2011	#§	800,000	800,638

				3,482,783

Trading Companies & Distributors—0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%	05/20/2016	§	1,450,000	1,511,625

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013		910,000	975,716

Wireless Telecommunication Services—1.0%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		350,000	361,888
Buccaneer Merger Sub, Inc.
9.125%	01/15/2019	^	500,000	532,500
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	489,841
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	404,062
6.250%	06/15/2013	§	1,100,000	1,212,852
Sprint Capital Corp.
8.375%	03/15/2012		1,470,000	1,558,200
Vodafone Group plc (United Kingdom)
5.350%	02/27/2012		250,000	260,631
4.150%	06/10/2014	§	1,090,000	1,156,437
0.591%	02/27/2012	#§	3,300,000	3,304,881

				9,281,292

TOTAL CORPORATE OBLIGATIONS (Cost $300,680,444)				304,361,364

MORTGAGE-RELATED SECURITIES—3.7%

Commercial Mortgage-Backed Securities—0.1%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,361,159	1,340,360

U.S. Government Agency Mortgage-Backed Securities—3.2%
Federal Home Loan Mortgage Corp.
3.903%	12/01/2039	#	698,791	728,092
0.200%	06/21/2011	§	3,846,000	3,845,308
Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class KA
3.000%	03/15/2030	§	759,365	764,418
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		583,887	598,045
Federal National Mortgage Association
5.000%	01/01/2018		2,098,450	2,247,130
3.500%	05/01/2020 - 12/01/2020		3,076,510	3,169,851

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019	§	$930,068	$969,043
Government National Mortgage Association, Series 2004-19, Class FC
0.554%	03/20/2034	#§	2,395,917	2,395,169
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	1,098,910	1,072,497
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,260,000	1,228,598
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.709%	10/07/2020	#§	1,935,976	1,938,396
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		675,473	678,216
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.629%	11/06/2017	#§	6,939,451	6,941,602
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.626%	03/06/2020	#‡	2,200,000	2,199,828

				28,776,193

U.S. Non-Agency Mortgage-Backed Securities—0.4%
Banc of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.833%	10/20/2032	#	729,040	751,654
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		307,697	321,858
GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A6
5.000%	11/25/2033	§	997,412	1,000,165
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.796%	03/25/2044	#§	995,865	941,120
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.700%	06/25/2034	#§	580,740	576,203

				3,591,000

TOTAL MORTGAGE-RELATED SECURITIES (Cost $33,657,349)				33,707,553

CONVERTIBLE DEBT OBLIGATIONS—20.3%
Aerospace & Defense—0.2%
Alliant Techsystems, Inc.
2.750%	09/15/2011		600,000	607,500
MTU Aero Engines Finance BV (Netherlands)
2.750%	02/01/2012		EUR 800,000	1,242,884

				1,850,384

Automobile—0.1%
Tata Motors Ltd. (India)
0.000%	07/12/2012		700,000	984,376

Beverages—0.1%
Molson Coors Brewing Co.
2.500%	07/30/2013		1,100,000	1,282,875

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Biotechnology—1.0%
Amgen, Inc., Series B
0.375%	02/01/2013			$3,150,000	$3,146,063
Cubist Pharmaceuticals, Inc.
2.250%	06/15/2013			550,000	596,750
Gilead Sciences, Inc.
1.000%	05/01/2014	^		1,050,000	1,183,875
Gilead Sciences, Inc., Series D
1.625%	05/01/2016	^		2,075,000	2,412,187
Life Technologies Corp.
1.500%	02/15/2024			1,300,000	1,514,500

					8,853,375

Building Products—0.1%
Asahi Glass Co. Ltd. (Japan)
0.000%	11/14/2014		JPY	80,000,000	1,096,818

Capital Markets—0.5%
Affiliated Managers Group, Inc.
3.950%	08/15/2038			2,900,000	3,418,375
Janus Capital Group, Inc.
3.250%	07/15/2014			900,000	1,084,500

					4,502,875

Commercial Services & Supplies—0.1%
Live Nation Entertainment, Inc.
2.875%	07/15/2027			850,000	773,500

Communications Equipment—0.1%
Arris Group, Inc.
2.000%	11/15/2026			1,000,000	1,083,750

Computers & Peripherals—1.0%
EMC Corp.
1.750%	12/01/2013			2,600,000	4,446,000
SanDisk Corp.
1.500%	08/15/2017			1,900,000	2,161,250
1.000%	05/15/2013			2,300,000	2,268,375

					8,875,625

Containers & Packaging—0.1%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^		1,150,000	1,171,562

Diversified Consumer Services—0.3%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,250,000	2,311,875

Diversified Financial Services—0.1%
Industrivarden AB (Sweden)
2.500%	02/27/2015		EUR	600,000	1,073,444

Diversified Telecommunication Services—0.4%
Alaska Communications Systems Group, Inc.
5.750%	03/01/2013			1,150,000	1,231,938
Level 3 Communications, Inc.
3.500%	06/15/2012			2,250,000	2,230,312
tw telecom inc.
2.375%	04/01/2026			100,000	119,375

					3,581,625

Electric Utilities—0.1%
Unisource Energy Corp.
4.500%	03/01/2035			1,150,000	1,227,625

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Electrical Equipment—0.7%
EnerSys
3.375%	06/01/2038			$2,000,000	$2,497,500
General Cable Corp.
0.875%	11/15/2013			2,550,000	2,801,812
Nexans SA (France)
1.500%	01/01/2013		EUR	500,000	623,851

					5,923,163

Electronic Equipment, Instruments & Components—0.2%
L-1 Identity Solutions, Inc.
3.750%	05/15/2027			1,500,000	1,505,625

Energy Equipment & Services—2.0%
Bristow Group, Inc.
3.000%	06/15/2038			2,250,000	2,264,063
Exterran Energy Corp.
4.750%	01/15/2014			1,450,000	1,459,062
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025			2,350,000	2,370,563
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026			2,250,000	2,210,625
SESI LLC
1.500%	12/15/2026			2,900,000	3,088,500
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013			3,700,000	4,560,250
Technip SA (France)
0.500%	01/01/2016		EUR	18,000	2,475,903

					18,428,966

Food & Staples Retailing—0.3%
Pantry, Inc. (The)
3.000%	11/15/2012			2,500,000	2,481,250

Food Products—0.2%
Archer-Daniels-Midland Co.
0.875%	02/15/2014			2,030,000	2,268,525

Health Care Equipment & Supplies—1.0%
Beckman Coulter, Inc.
2.500%	12/15/2036			750,000	894,375
Hologic, Inc.
2.000%	12/15/2037			2,800,000	2,716,000
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	^		1,150,000	1,164,375
Kinetic Concepts, Inc.
3.250%	04/15/2015	^		2,600,000	3,246,750
Medtronic, Inc., Series B
1.625%	04/15/2013			1,200,000	1,242,000

					9,263,500

Health Care Providers & Services—0.3%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			2,250,000	2,407,500

Household Durables—0.4%
Lennar Corp.
2.000%	12/01/2020	^		2,150,000	2,174,188
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#		850,000	1,057,910

					3,232,098

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Internet & Catalog Retail—0.4%
priceline.com, Inc.
1.250%	03/15/2015	^	$2,250,000	$3,971,250

Internet Software & Services—0.1%
Equinix, Inc.
2.500%	04/15/2012		1,200,000	1,257,000

IT Services—0.2%
Alliance Data Systems Corp.
1.750%	08/01/2013		850,000	1,027,438
Euronet Worldwide, Inc.
3.500%	10/15/2025		600,000	599,250

				1,626,688

Life Sciences Tools & Services—0.2%
Charles River Laboratories International, Inc.
2.250%	06/15/2013		500,000	523,750
Illumina, Inc.
0.250%	03/15/2016	^	1,150,000	1,183,844

				1,707,594

Machinery—0.8%
AGCO Corp.
1.250%	12/15/2036		600,000	890,250
Danaher Corp.
0.000%	01/22/2021		1,500,000	2,257,500
Meritor, Inc.
4.625%	03/01/2026		625,000	705,469
Trinity Industries, Inc.
3.875%	06/01/2036		2,850,000	3,120,750

				6,973,969

Media—1.1%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,250,000	1,145,312
3.500%	03/15/2013	^	900,000	864,000
Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		1,500,000	1,721,250
Liberty Media LLC
3.125%	03/30/2023		1,600,000	1,908,000
Omnicom Group, Inc.
0.000%	07/01/2038		1,594,000	1,799,228
Publicis Groupe SA (France)
3.125%	07/30/2014		EUR 9,000	525,216
Sirius XM Radio, Inc.
3.250%	10/15/2011		1,000,000	1,008,750
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	915,000	1,216,950

				10,188,706

Metals & Mining—1.0%
Anglo American plc (United Kingdom)
4.000%	05/07/2014		900,000	1,746,000
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		1,000,000	1,230,001
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		2,765,000	3,539,200
Kaiser Aluminum Corp.
4.500%	04/01/2015	^	725,000	897,622

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Newmont Mining Corp.
3.000%	02/15/2012		$1,400,000	$1,722,000

				9,134,823

Oil, Gas & Consumable Fuels—1.6%
Alpha Natural Resources, Inc.
2.375%	04/15/2015		650,000	887,250
Bill Barrett Corp.
5.000%	03/15/2028		1,700,000	1,744,625
Chesapeake Energy Corp.
2.750%	11/15/2035		2,425,000	2,837,250
2.500%	05/15/2037		1,075,000	1,173,094
Goodrich Petroleum Corp.
5.000%	10/01/2029		1,100,000	1,122,000
Patriot Coal Corp.
3.250%	05/31/2013		2,000,000	1,965,000
Petrominerales Ltd. (Canada)
2.625%	08/25/2016		900,000	1,180,125
Pioneer Natural Resources Co.
2.875%	01/15/2038		750,000	1,334,063
Premier Oil Finance Jersey Ltd. (Jersey, Channel Islands)
2.875%	06/27/2014		1,600,000	2,228,382

				14,471,789

Paper & Forest Products—0.2%
Sino-Forest Corp. (Canada)
5.000%	08/01/2013	^	600,000	846,750
4.250%	12/15/2016	^	800,000	1,144,000

				1,990,750

Pharmaceuticals—0.9%
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	988,750
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,540,000
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		1,400,000	1,594,250
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,470,000	1,688,662

				7,811,662

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	^	2,250,000	2,286,563
Health Care REIT, Inc.
3.000%	12/01/2029		800,000	913,000
Host Hotels & Resorts LP
2.625%	04/15/2027	^	1,765,000	1,776,031
ProLogis
3.250%	03/15/2015		900,000	1,060,875

				6,036,469

Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014		1,500,000	1,983,750

Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		1,400,000	1,450,750
Hynix Semiconductor, Inc. (Korea, Republic of)
2.650%	05/14/2015		100,000	111,800

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Intel Corp.
3.250%	08/01/2039		$1,500,000	$1,771,875
Linear Technology Corp., Series A
3.000%	05/01/2027		1,500,000	1,618,125
Micron Technology, Inc.
1.875%	06/01/2014		2,200,000	2,403,500
Xilinx, Inc.
2.625%	06/15/2017	^	1,750,000	2,205,000

				9,561,050

Software—1.0%
Autonomy Corp. plc (United Kingdom)
3.250%	03/04/2015		GBP 1,850,000	3,307,580
Blackboard, Inc.
3.250%	07/01/2027		600,000	609,000
Microsoft Corp.
0.000%	06/15/2013	^	1,900,000	1,992,625
Rovi Corp.
2.625%	02/15/2040		900,000	1,195,875
Symantec Corp., Series B
1.000%	06/15/2013		1,900,000	2,301,375

				9,406,455

Specialty Retail—0.7%
Group 1 Automotive, Inc.
2.250%	06/15/2036		2,600,000	2,652,000
Penske Automotive Group, Inc.
3.500%	04/01/2026		1,050,000	1,051,313
RadioShack Corp.
2.500%	08/01/2013	^	500,000	511,250
Sonic Automotive, Inc.
5.000%	10/01/2029		1,350,000	1,780,312

				5,994,875

Textiles, Apparel & Luxury Goods—0.4%
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015		HKD 7,000,000	1,014,649
Iconix Brand Group, Inc.
1.875%	06/30/2012		2,250,000	2,286,563

				3,301,212

Wireless Telecommunication Services—0.4%
Leap Wireless International, Inc.
4.500%	07/15/2014		1,800,000	1,746,000
SBA Communications Corp.
1.875%	05/01/2013		1,850,000	2,118,250

				3,864,250

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $164,440,794)				183,462,628

U.S. TREASURY OBLIGATIONS—11.5%
U.S. Treasury Bills—9.5%
U.S. Treasury Bill
0.256%	02/09/2012		38,000,000	37,925,558
0.241%	11/17/2011	§	13,500,000	13,484,745
0.147%	04/14/2011		5,700,000	5,699,835
0.141%	05/12/2011		5,000,000	4,999,745
0.134%	07/07/2011	‡‡	15,300,000	15,296,206
0.121%	05/26/2011		2,000,000	1,999,859
0.073%	06/16/2011		5,750,000	5,749,212

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.072%	06/02/2011		$1,000,000	$999,897

				86,155,057

U.S. Treasury Inflation Protected Securities Notes—0.4%
U.S. Treasury Note
2.000%	01/15/2016	§	2,903,000	3,560,271

U.S. Treasury Notes—1.6%
U.S. Treasury Note
1.375%	04/15/2012- 05/15/2013	§	3,710,000	3,751,095
1.250%	02/15/2014		430,000	430,336
1.000%	04/30/2012	§	10,124,000	10,195,546
0.625%	06/30/2012	‡‡	400,000	401,095

				14,778,072

TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,097,436)				104,493,400

GOVERNMENT RELATED OBLIGATIONS—11.9%

U.S. Government Agencies—8.2%
Federal Farm Credit Bank
1.375%	06/25/2013	§	3,850,000	3,889,767
0.344%	05/18/2011	#	5,000,000	5,001,141
Federal Farm Credit Bank Discount Note
0.503%	05/12/2011		2,000,000	1,999,819
Federal Home Loan Bank
5.375%	08/19/2011		7,390,000	7,539,500
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	6,000,000	6,094,806
1.625%	04/26/2011		6,905,000	6,912,475
1.000%	08/28/2012	§	4,000,000	4,024,672
Federal Home Loan Mortgage Corp. Discount Note
0.331%	05/02/2011		3,000,000	2,999,764
Federal National Mortgage Association
2.750%	04/11/2011		5,000,000	5,003,992
1.375%	04/28/2011		1,500,000	1,501,434
1.150%	11/18/2014	§	4,000,000	3,937,980
0.625%	09/24/2012	§	7,000,000	7,006,923
0.500%	10/30/2012	§	7,000,000	6,983,235
0.273%	08/23/2012- 11/23/2012	#§	7,000,000	7,006,303
Federal National Mortgage Association Discount Note
0.512%	04/26/2011		2,500,000	2,499,858
0.281%	06/01/2011	§	2,200,000	2,199,701

				74,601,370

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.6%
State Street Bank and Trust Co.
0.510%	09/15/2011	#§	1,500,000	1,502,273
US Central Federal Credit Union
0.303%	10/19/2011	#§	2,900,000	2,900,612
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	650,653

				5,053,538

Non-U.S. Government Agencies—0.3%
Corp. Nacional del Cobre de Chile (Chile)
6.375%	11/30/2012	^	700,000	753,390

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		$500,000	$526,643
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^§	600,000	586,248
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^§	1,330,000	1,290,519

				3,156,800

Sovereign Debt—1.8%
Brazilian Government International Bond (Brazil)
10.250%	06/17/2013		1,490,000	1,783,530
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD 500,000	508,577
Colombia Government International Bond (Colombia)
10.000%	01/23/2012		1,570,000	1,687,750
Indonesia Government International Bond, Reg S (Indonesia)
10.375%	05/04/2014		1,900,000	2,320,375
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016	§	1,890,000	1,836,352
Malaysia Government International Bond (Malaysia)
7.500%	07/15/2011		1,135,000	1,154,916
Mexico Government International Bond, Series A MTN (Mexico)
6.375%	01/16/2013		1,340,000	1,463,950
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK 2,500,000	481,361
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	825,100
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		960,000	1,032,000
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	600,000	622,500
Republic of Chile (Chile)
5.500%	01/15/2013		970,000	1,041,392
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,158,300

				15,916,103

U.S. Municipal Bonds—0.8%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	06/01/2012-03/01/2013		1,390,000	1,446,272
Commonwealth of Massachusetts Government Obligation Notes, Series 2010 A (Massachusetts)
2.000%	04/28/2011		2,300,000	2,302,829
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018	§	1,300,000	1,262,664
New Jersey Economic Development Authority Revenue Bonds (New Jersey)
5.000%	06/15/2011		400,000	402,640
South Carolina State Public Service Authority Revenue Bonds, Series 2010 A (South Carolina)
0.505%	07/15/2011	#§	1,000,000	1,000,320
University of California Revenue Bonds (California)
1.988%	05/15/2050	#§	1,000,000	1,008,480

				7,423,205

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)

Non-U.S. Regional Authority Bonds—0.2%
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012		$1,530,000	$1,556,700

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $107,130,283)				107,707,716

ASSET-BACKED SECURITIES—6.1%
Automobile—4.8%
Ally Auto Receivables Trust Series 2011-1, Class A2
0.810%	10/15/2013	§	2,150,000	2,152,114
AmeriCredit Automobile Receivables Trust Series 2010-3, Class A2
0.770%	12/09/2013	§	2,986,524	2,988,853
Bank of America Auto Trust Series 2010-2, Class A2
0.910%	10/15/2012	§	3,652,059	3,656,257
BMW Vehicle Lease Trust Series 2010-1, Class A2
0.580%	09/17/2012	§	5,430,000	5,429,221
Capital Auto Receivables Asset Trust Series 2007-2, Class A4A
5.390%	02/18/2014	§	778,744	790,086
CarMax Auto Owner Trust Series 2007-1, Class B
5.340%	10/15/2012		2,355,000	2,359,069
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013		5,300,000	5,301,050
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^	1,400,000	1,395,001
Honda Auto Receivables Owner Trust Series 2010-2, Class A2
0.820%	06/18/2012	§	2,716,191	2,718,546
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.254%	09/20/2016	#^	1,100,000	1,092,492
Nissan Auto Lease Trust Series 2009-A, Class A3
2.920%	12/15/2011	§	905,609	907,623
Nissan Auto Receivables Owner Trust Series 2010-A, Class A2
0.550%	03/15/2013	§	5,430,000	5,431,024
Volkswagen Auto Lease Trust Series 2009-A, Class A3
3.410%	04/16/2012	§	2,056,650	2,069,248
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013		3,300,000	3,300,830
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013	§	4,100,000	4,100,221

				43,691,635

Home Equity—0.6%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.325%	10/25/2033	#	558,056	531,280

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Argent Securities, Inc. Series 2006-W3, Class A2B
0.370%	04/25/2036	#	$77,100	$26,266
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.290%	02/25/2035	#	369,530	363,522
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	677,121	647,675
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.540%	02/25/2036	#	262,349	259,681
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.510%	11/25/2035	#	960,085	918,106
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.500%	11/25/2037	#	741,389	711,717
Soundview Home Equity Loan Trust Series 2006-OPT4, Class 2A2
0.340%	06/25/2036	#	143,400	141,952
Specialty Underwriting & Residential Finance Series 2005-BC3, Class A2C
0.620%	06/25/2036	#	1,333	1,332
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.930%	01/25/2033	#	2,194,421	1,889,225

				5,490,756

Other—0.3%
CIT Equipment Collateral Series 2008-VT1, Class A3
6.590%	12/22/2014	§	1,553,473	1,580,185
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4
4.370%	06/25/2014	§	470,580	482,840

				2,063,025

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.608%	12/07/2020	#§	3,549,928	3,553,655

TOTAL ASSET-BACKED SECURITIES (Cost $55,026,714)				54,799,071

PURCHASED OPTIONS—0.7%

			Contracts	Value
Call - Euro Bund, Expires 05/31/2011, Strike EUR 112.00			24	315,639
Put - Euro Bund, Expires 05/31/2011, Strike EUR 136.00			1	20,861
Put - Swiss Market Index, Expires 06/17/2011, Strike CHF 5,963.50			690	52,569

Vantagepoint Diversifying Strategies Fund

			Contracts	Value
PURCHASED OPTIONS—(Continued)
Call - U.S. 10 Year Treasury Note, Expires 05/20/2011, Strike $106.00			478	$6,236,406

TOTAL PURCHASED OPTIONS (Cost $6,503,133)				6,625,475

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSIT—2.5%
Commercial Banks—2.5%
Bank of Montreal (Canada)
0.353%	11/23/2011	§	$2,300,000	2,299,731
Bank of Nova Scotia
0.504%	07/27/2012	§	3,000,000	3,000,408
Canadian Imperial Bank of Commerce
0.503%	07/17/2012	§	2,250,000	2,249,406
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.330%	01/06/2012	§	2,400,000	2,399,640
Nordea Bank Finland plc
0.603%	04/13/2012	§	2,500,000	2,507,137
Royal Bank of Canada
0.700%	03/11/2013	§	1,390,000	1,389,373
0.348%	01/27/2012	§	2,850,000	2,850,693
Standard Chartered Bank yankee
0.714%	11/16/2011	§	3,640,000	3,641,871
Svenska Handelsbanken, Inc. (Sweden)
0.753%	01/18/2013	§	2,730,000	2,729,028

TOTAL CERTIFICATES OF DEPOSIT (Cost $23,057,891)				23,067,287

COMMERCIAL PAPER—0.6%
Commercial Banks—0.3%
National Bank of Canada (Canada)
0.344%	08/16/2011	§	2,500,000	2,500,010

Consumer Finance—0.1%
American Honda Finance Corp.
0.190%	04/14/2011		1,285,000	1,284,905

Diversified Financial Services—0.2%
Nordea North America, Inc.
0.280%	04/07/2011		1,500,000	1,499,917

TOTAL COMMERCIAL PAPER (Cost $5,284,842)				5,284,832

			Shares	Value
MONEY MARKET FUNDS—5.2%
Institutional Money Market Fund—5.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥
(Cost $47,085,375)			47,085,375	47,085,375

TOTAL INVESTMENTS—99.8% (Cost $874,161,623)				904,102,583
Other assets less liabilities—0.2%				1,390,012

NET ASSETS—100.0%				$905,492,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REMICS	Real Estate Mortgage Investment Conduits

*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $62,569,808, which represents 6.9% of Net Assets.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—19.4%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$113,478
5.125%	02/15/2013	250,000	268,480
4.875%	02/15/2020	200,000	214,095
L-3 Communications Corp.
4.950%	02/15/2021	300,000	302,335
Lockheed Martin Corp., Series B
6.150%	09/01/2036	250,000	272,992
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	278,687
United Technologies Corp.
6.700%	08/01/2028	150,000	179,467
6.100%	05/15/2012	50,000	53,104
4.875%	05/01/2015	500,000	551,099

			2,233,737

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021	300,000	294,000

Auto Components—0.1%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	276,969
4.250%	03/01/2021	300,000	296,984

			573,953

Beverages—0.5%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031	350,000	393,265
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	409,476
7.200%	01/15/2014	300,000	341,038
6.875%	11/15/2019	300,000	354,969
6.375%	01/15/2040	300,000	337,445
5.375%	01/15/2020	500,000	537,595
3.000%	10/15/2012	300,000	308,709
Bottling Group LLC
5.500%	04/01/2016	500,000	564,017
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013	100,000	114,650
Coca-Cola Co. (The)
3.150%	11/15/2020	200,000	186,464
0.750%	11/15/2013	200,000	197,239
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	303,088
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	830,678
PepsiCo, Inc.
3.750%	03/01/2014	500,000	532,105

			5,410,738

Biotechnology—0.1%
Amgen, Inc.
6.150%	06/01/2018	500,000	574,830
5.850%	06/01/2017	250,000	284,871
Genentech, Inc.
5.250%	07/15/2035	100,000	98,708

			958,409

Capital Markets—1.4%
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	250,000	291,684

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
6.400%	10/02/2017	$1,000,000	$1,124,892
5.700%	11/15/2014	50,000	55,002
4.650%	07/02/2018	400,000	404,569
Credit Suisse USA, Inc.
5.500%	08/15/2013	300,000	325,027
5.125%	01/15/2014	500,000	542,225
5.125%	08/15/2015	500,000	542,979
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037	500,000	505,871
6.250%	09/01/2017	500,000	548,190
6.150%	04/01/2018	500,000	542,863
6.125%	02/15/2033	600,000	613,065
5.700%	09/01/2012	250,000	265,028
5.450%	11/01/2012	500,000	531,622
5.375%	03/15/2020	300,000	305,138
5.150%	01/15/2014	500,000	536,986
5.125%	01/15/2015	500,000	534,750
5.000%	10/01/2014	553,000	589,920
3.625%	02/07/2016	300,000	297,492
Jefferies Group, Inc.
6.250%	01/15/2036	230,000	213,235
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037	500,000	504,108
Merrill Lynch & Co., Inc.
6.875%	11/15/2018	250,000	280,019
6.220%	09/15/2026	1,000,000	996,718
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018	630,000	700,724
Morgan Stanley
7.250%	04/01/2032	100,000	117,267
6.000%	05/13/2014	500,000	544,312
5.750%	01/25/2021	300,000	303,352
2.875%	01/24/2014	300,000	301,010
Morgan Stanley MTN
5.450%	01/09/2017	1,000,000	1,055,504
Morgan Stanley, Series F MTN
6.625%	04/01/2018	500,000	550,333
6.000%	04/28/2015	1,000,000	1,090,093
5.950%	12/28/2017	500,000	537,817
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	320,094

			16,071,889

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	417,528
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	796,304
7.375%	11/01/2029	150,000	180,489
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	187,077
4.750%	11/15/2012	500,000	530,097
4.250%	04/01/2021	300,000	297,704
2.750%	04/01/2016	300,000	298,517
1.750%	03/25/2014	300,000	299,160
Monsanto Co.
5.500%	08/15/2025	200,000	210,251
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013	500,000	533,628
PPG Industries, Inc.
3.600%	11/15/2020	400,000	377,378
Praxair, Inc.
3.950%	06/01/2013	150,000	158,876

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.250%	09/15/2015		$500,000	$519,005

				4,806,014

Commercial Banks—1.8%
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	306,276
2.050%	10/07/2015		400,000	390,603
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	1,035,392
2.375%	01/13/2014		300,000	301,900
BB&T Corp.
5.250%	11/01/2019		500,000	512,389
BNP Paribas, Bank Note (France)
5.000%	01/15/2021		400,000	404,515
Capital One Financial Corp.
6.150%	09/01/2016		500,000	548,164
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125%	10/13/2015		200,000	193,181
Credit Suisse (Switzerland)
5.300%	08/13/2019		400,000	421,179
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020		200,000	195,722
3.450%	07/02/2012		800,000	824,532
Discover Bank
7.000%	04/15/2020		200,000	220,413
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	569,125
First Union Institutional Capital I
8.040%	12/01/2026		1,000,000	1,025,017
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	156,692
HSBC Bank USA NA
4.875%	08/24/2020		400,000	392,306
JP Morgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	547,623
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	109,293
5.700%	08/15/2012		500,000	528,783
KeyCorp MTN
5.100%	03/24/2021		500,000	497,875
National City Bank
4.625%	05/01/2013		500,000	527,711
National City Corp.
6.875%	05/15/2019		500,000	571,703
NB Capital Trust II
7.830%	12/15/2026		200,000	206,000
Royal Bank of Scotland Group plc (The) (United Kingdom)
5.000%	10/01/2014		750,000	752,707
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	308,987
4.875%	03/16/2015		100,000	104,030
4.375%	03/16/2016		500,000	503,728
SunTrust Banks, Inc.
3.600%	04/15/2016		500,000	497,585
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	268,277
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	111,476
5.875%	07/15/2016		1,000,000	1,072,879

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
UBS AG MTN (Switzerland)
7.375%	06/15/2017	$100,000	$111,945
US Bancorp
2.000%	06/14/2013	300,000	304,666
USB Capital XIII Trust
6.625%	12/15/2039	300,000	315,093
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	338,121
4.875%	02/01/2015	500,000	532,879
Wachovia Corp., Series G MTN
5.500%	05/01/2013	1,000,000	1,078,208
Wells Fargo & Co.
5.000%	11/15/2014	750,000	802,253
3.676%	06/15/2016	400,000	402,836
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	495,433
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	103,147
Westpac Banking Corp. (Australia)
4.200%	02/27/2015	400,000	418,919
3.000%	08/04/2015	400,000	399,410
1.850%	12/09/2013	600,000	602,340

			20,011,313

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.500%	09/15/2019	500,000	537,372
Waste Management, Inc.
7.000%	07/15/2028	250,000	292,837
6.375%	03/11/2015	400,000	453,725

			1,283,934

Communications Equipment—0.3%
Cisco Systems, Inc.
5.500%	02/22/2016	500,000	562,018
4.950%	02/15/2019	500,000	537,640
1.625%	03/14/2014	400,000	399,627
Harris Corp.
6.150%	12/15/2040	500,000	517,711
Juniper Networks, Inc.
3.100%	03/15/2016	400,000	399,899
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	386,000

			2,802,895

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040	300,000	279,352
1.400%	09/10/2013	300,000	298,830
Hewlett-Packard Co.
2.125%	09/13/2015	500,000	490,821
1.250%	09/13/2013	200,000	199,534

			1,268,537

Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016	750,000	809,392
Lafarge SA (France)
6.500%	07/15/2016	750,000	795,274

			1,604,666

Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038	350,000	469,494

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.875%	07/15/2013		$1,000,000	$1,066,620
American Express Credit Corp.
2.750%	09/15/2015		400,000	393,180
Capital One Bank USA NA
8.800%	07/15/2019		500,000	629,651
Caterpillar Financial Services Corp.
1.550%	12/20/2013		400,000	401,174
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015		200,000	203,779
Caterpillar Financial Services Corp., Series F MTN
2.650%	04/01/2016		400,000	397,450
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	483,750
HSBC Finance Corp.
7.000%	05/15/2012		600,000	638,320
6.375%	11/27/2012		600,000	645,948
John Deere Capital Corp. MTN
1.875%	06/17/2013		200,000	202,667
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	517,845
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		500,000	508,425
1.375%	08/12/2013		500,000	498,417

				7,056,720

Diversified Financial Services—2.2%
Associates Corp. of North America
6.950%	11/01/2018		250,000	279,812
Bank of America Corp.
7.750%	08/15/2015		750,000	854,637
6.800%	03/15/2028		200,000	207,455
6.500%	09/15/2037		500,000	503,444
5.875%	01/05/2021		400,000	418,447
5.750%	12/01/2017		460,000	485,331
5.625%	07/01/2020		500,000	514,259
5.420%	03/15/2017		700,000	715,521
4.875%	01/15/2013		200,000	210,377
4.500%	04/01/2015		200,000	207,871
Bank of America Corp. MTN
4.900%	05/01/2013		200,000	211,157
3.625%	03/17/2016		500,000	493,512
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	226,024
5.650%	05/01/2018		500,000	523,301
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013		1,000,000	1,082,122
3.200%	03/11/2016		400,000	398,685
Citigroup, Inc.
8.125%	07/15/2039		500,000	628,741
6.625%	06/15/2032		150,000	155,402
6.125%	11/21/2017		750,000	818,362
6.010%	01/15/2015		200,000	218,749
6.000%	08/15/2017		600,000	652,706
5.850%	12/11/2034		100,000	98,367
5.625%	08/27/2012		150,000	157,734
5.500%	04/11/2013		1,820,000	1,948,367
Deutsche Bank AG (Germany)
6.000%	09/01/2017		1,150,000	1,276,628
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	266,386
General Electric Capital Corp.
5.500%	01/08/2020		100,000	105,986

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.800%	05/01/2013		$1,000,000	$1,063,038
4.625%	01/07/2021		300,000	296,021
2.100%	01/07/2014		400,000	400,563
General Electric Capital Corp. MTN
5.875%	01/14/2038		300,000	297,171
5.400%	02/15/2017		250,000	271,356
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	335,896
6.750%	03/15/2032		750,000	826,525
6.000%	06/15/2012		1,000,000	1,059,244
5.625%	09/15/2017		750,000	814,949
3.750%	11/14/2014		500,000	521,385
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,053,627
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	332,572
5.750%	01/02/2013		750,000	802,140
5.125%	09/15/2014		500,000	537,085
4.750%	03/01/2015		500,000	533,592
3.450%	03/01/2016		300,000	299,263
JPMorgan Chase & Co. MTN
2.050%	01/24/2014		300,000	299,540
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	07/29/2049	#	300,000	300,778
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	384,212
5.500%	07/01/2013		75,000	81,875
3.050%	03/01/2016		500,000	503,489
Western Union Co. (The)
5.253%	04/01/2020		502,000	522,720

				25,196,424

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		200,000	209,128
6.300%	01/15/2038		250,000	252,791
6.150%	09/15/2034		500,000	499,792
5.800%	02/15/2019		500,000	556,282
5.625%	06/15/2016		150,000	167,989
5.350%	09/01/2040	^	307,000	275,954
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	484,324
BellSouth Corp.
6.875%	10/15/2031		350,000	381,808
5.200%	09/15/2014		500,000	547,121
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	208,014
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		600,000	788,725
Embarq Corp.
7.082%	06/01/2016		500,000	569,218
France Telecom SA (France)
8.500%	03/01/2031		500,000	674,635
Qwest Corp.
6.500%	06/01/2017		500,000	554,375
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018		500,000	544,483
6.000%	09/30/2034		250,000	226,891
5.250%	11/15/2013		350,000	369,805

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020		$200,000	$199,348
3.729%	04/27/2015		200,000	202,049
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	423,957
Verizon Communications, Inc.
6.400%	02/15/2038		500,000	525,580
5.850%	09/15/2035		500,000	499,140
3.000%	04/01/2016		400,000	398,420
1.950%	03/28/2014		400,000	400,622
Verizon Global Funding Corp.
7.750%	12/01/2030		130,000	157,009
7.375%	09/01/2012		1,000,000	1,088,300
Verizon Virginia, Inc., Series A
4.625%	03/15/2013		250,000	263,778

				11,469,538

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	167,779
Columbus Southern Power Co., Series C
5.500%	03/01/2013		150,000	161,139
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	306,593
5.800%	03/15/2018		100,000	110,632
1.625%	01/15/2014		400,000	397,721
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	562,188
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	397,600
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	167,602
Dominion Resources, Inc.
1.800%	03/15/2014		400,000	399,588
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	368,239
4.300%	06/15/2020		100,000	101,292
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	290,171
Duke Energy Ohio, Inc.
5.700%	09/15/2012		150,000	159,681
Exelon Corp.
4.900%	06/15/2015		350,000	368,162
FirstEnergy Corp., Series C
7.375%	11/15/2031		150,000	162,925
FirstEnergy Solutions Corp.
6.050%	08/15/2021		500,000	519,099
Florida Power & Light Co.
5.625%	04/01/2034		50,000	51,518
4.950%	06/01/2035		100,000	94,695
4.850%	02/01/2013		150,000	159,472
Florida Power Corp.
6.400%	06/15/2038		350,000	394,516
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	201,538
Indiana Michigan Power Co.
7.000%	03/15/2019		500,000	587,852
Jersey Central Power & Light
5.625%	05/01/2016		500,000	552,495
Kentucky Utilities Co.
5.125%	11/01/2040	^	500,000	480,282

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
MidAmerican Energy Co.
5.800%	10/15/2036	$500,000	$520,927
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	212,829
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014	150,000	161,208
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	274,197
Nisource Finance Corp.
5.450%	09/15/2020	500,000	519,826
Northern States Power Co.
5.250%	03/01/2018	500,000	545,907
Northern States Power Co., Series B
8.000%	08/28/2012	150,000	164,243
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	563,344
Oncor Electric Delivery Co. LLC
6.375%	05/01/2012	350,000	367,845
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	522,654
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	268,073
Progress Energy, Inc.
7.050%	03/15/2019	400,000	472,496
4.400%	01/15/2021	300,000	298,357
PSEG Power LLC
8.625%	04/15/2031	300,000	377,017
2.500%	04/15/2013	500,000	507,640
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	147,252
Southern California Edison Co.
6.650%	04/01/2029	500,000	565,579
Southern Power Co., Series D
4.875%	07/15/2015	350,000	376,060
Toledo Edison Co. (The)
7.250%	05/01/2020	300,000	355,255
Union Electric Co.
6.400%	06/15/2017	500,000	567,988
Virginia Electric and Power Co.
5.950%	09/15/2017	500,000	573,034
5.400%	04/30/2018	500,000	549,857
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	380,000	409,656
Wisconsin Electric Power
5.625%	05/15/2033	150,000	154,454

			16,638,477

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	150,000	166,178
5.000%	04/15/2019	500,000	538,127

			704,305

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	102,417
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	272,992
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014	300,000	303,475

			678,884

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	$400,000	$507,036
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	204,268
3.450%	08/01/2015	200,000	204,384
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	527,295
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	510,175
6.750%	09/15/2040	500,000	519,980

			2,473,138

Food & Staples Retailing—0.2%
CVS Caremark Corp.
6.600%	03/15/2019	500,000	574,443
4.875%	09/15/2014	530,000	575,068
Kroger Co. (The)
7.500%	04/01/2031	200,000	239,523
5.400%	07/15/2040	200,000	188,373
4.950%	01/15/2015	300,000	323,992
Safeway, Inc.
5.800%	08/15/2012	300,000	319,239

			2,220,638

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	556,623
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	530,324
Campbell Soup Co.
4.875%	10/01/2013	250,000	268,707
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	547,250
General Mills, Inc.
5.400%	06/15/2040	300,000	296,283
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	422,657
6.500%	02/09/2040	200,000	214,337
6.250%	06/01/2012	183,000	194,171
5.375%	02/10/2020	400,000	423,043
5.250%	10/01/2013	600,000	651,728
4.125%	02/09/2016	100,000	103,867
Sara Lee Corp.
2.750%	09/15/2015	300,000	297,359
Unilever Capital Corp.
4.250%	02/10/2021	300,000	304,843

			4,811,192

Gas Utilities—0.0%
Southern California Gas Co.
5.125%	11/15/2040	400,000	395,887

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016	400,000	461,352
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	283,831
CareFusion Corp.
6.375%	08/01/2019	500,000	559,836
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	500,000	570,624

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Johnson & Johnson
5.950%	08/15/2037		$250,000	$283,563
4.950%	05/15/2033		200,000	200,659

				2,359,865

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036		250,000	277,140
CIGNA Corp.
5.125%	06/15/2020		300,000	313,288
Express Scripts, Inc.
6.250%	06/15/2014		300,000	333,529
Quest Diagnostics, Inc.
6.950%	07/01/2037		300,000	330,395
UnitedHealth Group, Inc.
6.000%	02/15/2018		500,000	556,910
5.950%	02/15/2041		200,000	202,084
5.375%	03/15/2016		500,000	551,403
WellPoint, Inc.
6.800%	08/01/2012		150,000	160,521
5.250%	01/15/2016		500,000	550,056

				3,275,326

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018		500,000	560,886
Yum! Brands, Inc.
6.875%	11/15/2037		200,000	223,532

				784,418

Household Durables—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016		500,000	531,498
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	580,505

				1,112,003

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	277,548
4.700%	02/15/2019		500,000	542,984

				820,532

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037		100,000	109,269
GE Capital Trust I
6.375%	11/15/2067	#	130,000	133,575
General Electric Co.
5.000%	02/01/2013		1,000,000	1,065,875

				1,308,719

Insurance—1.0%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	333,253
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	301,738
Allstate Corp. (The)
5.350%	06/01/2033		500,000	479,404
American International Group, Inc.
6.400%	12/15/2020		400,000	427,693
6.250%	03/15/2037		300,000	276,000
4.250%	05/15/2013		100,000	103,523

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
American International Group, Inc., Series G MTN
5.850%	01/16/2018		$1,000,000	$1,044,547
Assurant, Inc.
5.625%	02/15/2014		500,000	529,207
AXA SA (France)
8.600%	12/15/2030		250,000	296,479
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		700,000	757,875
4.250%	01/15/2021		300,000	300,485
Chubb Corp.
6.375%	03/29/2067	#	200,000	211,500
CNA Financial Corp.
5.850%	12/15/2014		430,000	463,996
5.750%	08/15/2021		300,000	307,742
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	310,739
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	205,283
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	142,747
Jefferson-Pilot Corp.
4.750%	01/30/2014		300,000	315,565
Lincoln National Corp.
6.150%	04/07/2036		250,000	258,283
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		250,000	271,835
MetLife, Inc.
6.750%	06/01/2016		600,000	694,334
5.700%	06/15/2035		250,000	250,262
2.375%	02/06/2014		300,000	300,611
Progressive Corp. (The)
6.625%	03/01/2029		150,000	169,394
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	110,552
5.375%	06/21/2020		300,000	312,957
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	245,838
4.750%	09/17/2015		300,000	319,743
3.625%	09/17/2012		300,000	309,077
Travelers Property Casualty Corp.
5.000%	03/15/2013		400,000	427,580
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	210,593

				10,688,835

IT Services—0.1%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013		650,000	716,333
International Business Machines Corp.
7.000%	10/30/2025		300,000	370,562
4.750%	11/29/2012		250,000	265,788

				1,352,683

Machinery—0.3%
Caterpillar, Inc.
6.050%	08/15/2036		500,000	563,660
Deere & Co.
6.950%	04/25/2014		250,000	288,724
Dover Corp.
5.375%	03/01/2041		300,000	302,207
Honeywell International, Inc.
5.700%	03/15/2036		300,000	321,915

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.375%	03/01/2041		$300,000	$304,006
3.875%	02/15/2014		300,000	320,355
Parker Hannifin Corp. MTN
3.500%	09/15/2022		400,000	372,193
Tyco International Finance SA (Luxembourg)
4.625%	01/15/2023		300,000	300,413
3.750%	01/15/2018		300,000	300,772
3.375%	10/15/2015		200,000	205,665

				3,279,910

Media—1.0%
CBS Corp.
7.875%	07/30/2030		250,000	290,982
5.750%	04/15/2020		200,000	211,905
5.625%	08/15/2012		3,000	3,166
Comcast Corp.
6.450%	03/15/2037		500,000	513,842
6.300%	11/15/2017		1,000,000	1,130,792
5.650%	06/15/2035		200,000	188,601
COX Communications, Inc.
5.500%	10/01/2015		75,000	82,341
4.625%	06/01/2013		250,000	265,498
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	504,714
5.200%	03/15/2020		200,000	206,358
3.550%	03/15/2015		200,000	204,540
3.500%	03/01/2016		400,000	401,317
NBCUniversal Media LLC
5.950%	04/01/2041	^	500,000	480,766
4.375%	04/01/2021	^	500,000	479,648
News America, Inc.
8.000%	10/17/2016		150,000	181,425
7.750%	12/01/2045		200,000	237,127
6.150%	02/15/2041	^	300,000	298,503
5.650%	08/15/2020		500,000	545,141
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	559,723
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		500,000	579,619
Time Warner Cable, Inc.
6.200%	07/01/2013		1,000,000	1,100,042
Time Warner Entertainment Co. LP
8.375%	03/15/2023		500,000	617,710
8.375%	07/15/2033		500,000	613,343
Time Warner, Inc.
5.875%	11/15/2016		1,000,000	1,116,980
Viacom, Inc.
6.875%	04/30/2036		300,000	329,522
4.500%	03/01/2021		200,000	195,784
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	256,471

				11,595,860

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017		590,000	624,675
ArcelorMittal (Luxembourg)
7.000%	10/15/2039		400,000	402,306
5.250%	08/05/2020		400,000	391,916
3.750%	08/05/2015		400,000	404,360
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	413,981

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		$1,000,000	$1,182,632
Newmont Mining Corp.
6.250%	10/01/2039		200,000	212,759
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	158,737
4.875%	09/15/2012		350,000	368,429
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		500,000	601,936
Southern Copper Corp.
7.500%	07/27/2035		250,000	270,695
Teck Resources Ltd. (Canada)
9.750%	05/15/2014		500,000	607,898
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		100,000	106,736
4.625%	09/15/2020		500,000	490,197

				6,237,257

Multiline Retail—0.3%
Target Corp.
7.000%	07/15/2031		350,000	413,608
6.000%	01/15/2018		500,000	573,005
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	318,858
5.250%	09/01/2035		750,000	735,662
4.875%	07/08/2040		300,000	274,683
4.550%	05/01/2013		500,000	536,171
3.625%	07/08/2020		300,000	290,808

				3,142,795

Multi-Utilities—0.1%
Sempra Energy
6.150%	06/15/2018		500,000	562,308
2.000%	03/15/2014		500,000	496,935

				1,059,243

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015		500,000	531,879
Pitney Bowes, Inc. MTN
4.750%	01/15/2016		200,000	207,909
Xerox Corp.
6.350%	05/15/2018		500,000	566,158

				1,305,946

Oil, Gas & Consumable Fuels—1.4%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	467,464
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	613,349
Apache Corp.
5.250%	02/01/2042		500,000	474,681
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	186,359
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	519,444
5.450%	10/01/2012		250,000	264,905
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	222,390
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	^	734,000	720,914
Chevron Corp.
3.950%	03/03/2014		300,000	321,039

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
ConocoPhillips Canada Funding Co. I (Canada)
5.625%	10/15/2016	$500,000	$565,381
ConocoPhillips Holding Co.
6.950%	04/15/2029	1,000,000	1,197,221
Energy Transfer Partners LP
5.950%	02/01/2015	750,000	822,967
Enterprise Products Operating LLC
6.450%	09/01/2040	300,000	312,776
5.950%	02/01/2041	200,000	195,199
3.700%	06/01/2015	100,000	103,128
3.200%	02/01/2016	200,000	198,973
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	164,803
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	165,848
Hess Corp.
7.300%	08/15/2031	250,000	293,945
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	310,589
6.500%	02/01/2037	300,000	307,764
Marathon Oil Corp.
5.900%	03/15/2018	455,000	511,959
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	501,030
5.050%	11/20/2013	250,000	274,733
ONEOK Partners LP
6.150%	10/01/2016	160,000	180,700
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	101,237
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019	250,000	301,500
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015	300,000	309,688
Shell International Finance BV (Netherlands)
5.200%	03/22/2017	1,000,000	1,111,463
3.100%	06/28/2015	100,000	102,570
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	288,807
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032	500,000	566,949
Tennessee Gas Pipeline Co.
7.000%	10/15/2028	350,000	390,672
Texas Eastern Transmission LP
7.000%	07/15/2032	150,000	175,800
Total Capital SA (France)
4.450%	06/24/2020	300,000	306,843
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036	500,000	510,369
4.000%	06/15/2013	250,000	264,385
Valero Energy Corp.
6.125%	06/15/2017	500,000	553,573
4.750%	06/15/2013	500,000	531,068
Williams Cos., Inc.
7.875%	09/01/2021	371,000	462,556
Williams Partners LP
6.300%	04/15/2040	100,000	104,197
5.250%	03/15/2020	100,000	104,503
3.800%	02/15/2015	100,000	103,611

			16,187,352

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		$500,000	$587,884

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		700,000	802,041
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		750,000	857,397
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	169,358
5.450%	05/01/2018		500,000	556,946
Eli Lilly & Co.
6.770%	01/01/2036		250,000	296,325
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	538,308
4.375%	04/15/2014		500,000	538,871
Merck & Co., Inc.
6.550%	09/15/2037		200,000	237,162
6.500%	12/01/2033		250,000	295,064
4.750%	03/01/2015		350,000	382,945
4.375%	02/15/2013		200,000	212,621
Novartis Capital Corp.
2.900%	04/24/2015		200,000	204,648
1.900%	04/24/2013		200,000	203,484
Pfizer, Inc.
6.200%	03/15/2019		400,000	461,678
5.350%	03/15/2015		500,000	558,512
Pharmacia Corp.
6.500%	12/01/2018		350,000	406,167
Sanofi-Aventis SA (France)
2.625%	03/29/2016		400,000	397,022
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	273,526
Wyeth
6.500%	02/01/2034		250,000	288,151
5.500%	03/15/2013		100,000	108,437
5.500%	02/01/2014		250,000	275,874

				8,064,537

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
4.125%	05/15/2021		300,000	285,912
Camden Property Trust
5.000%	06/15/2015		200,000	214,088
Duke Realty LP
7.375%	02/15/2015		150,000	170,402
ERP Operating LP
5.375%	08/01/2016		500,000	544,366
5.200%	04/01/2013	†	250,000	267,159
HCP, Inc.
2.700%	02/01/2014		300,000	301,102
HCP, Inc. MTN
6.700%	01/30/2018		500,000	554,927
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	317,854
ProLogis
7.375%	10/30/2019		350,000	397,033
Simon Property Group LP
4.375%	03/01/2021		400,000	392,110

				3,444,953

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		$500,000	$557,466
Canadian National Railway Co. (Canada)
4.400%	03/15/2013		585,000	620,752
CSX Corp.
7.375%	02/01/2019		300,000	363,126
6.000%	10/01/2036		334,000	347,609
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	340,978
Ryder System, Inc. MTN
3.150%	03/02/2015		300,000	301,413
Union Pacific Corp.
6.625%	02/01/2029		250,000	289,144
5.780%	07/15/2040		300,000	309,679

				3,130,167

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		300,000	269,124
0.875%	09/27/2013		300,000	298,044
Oracle Corp.
5.375%	07/15/2040	^	500,000	488,423
5.250%	01/15/2016		1,000,000	1,112,831

				2,168,422

Specialty Retail—0.1%
Home Depot, Inc.
5.875%	12/16/2036		550,000	548,498
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	450,319

				998,817

Tobacco—0.2%
Altria Group, Inc.
9.250%	08/06/2019		800,000	1,045,670
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	325,015
Philip Morris International, Inc.
5.650%	05/16/2018		1,000,000	1,114,849

				2,485,534

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	336,734

Wireless Telecommunication Services—0.3%
Alltel Corp.
7.000%	07/01/2012		700,000	749,941
America Movil SAB de CV (Mexico)
5.000%	03/30/2020		400,000	414,438
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	585,382
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	317,648
5.625%	02/27/2017		500,000	553,156
5.375%	01/30/2015		250,000	275,481

				2,896,046

TOTAL CORPORATE OBLIGATIONS (Cost $209,974,379)				217,589,126

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—35.3%

Commercial Mortgage-Backed Securities—2.5%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4
5.071%	11/10/2042	#	$500,000	$515,104
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.196%	09/10/2047	#	1,000,000	1,044,940
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,103,128
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.149%	10/12/2042	#	921,000	993,037
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		1,000,000	1,075,252
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	#	502,017	520,489
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.222%	07/15/2044	#	900,000	968,473
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	#	1,000,000	1,039,829
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,059,237
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,059,878
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	643,205
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		2,700,000	2,907,611
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	986,765
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	756,714
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	539,342
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM
5.464%	01/15/2049	#	2,000,000	1,882,491
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	791,366
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	795,315
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046	#	500,000	458,140
Morgan Stanley Capital I, Series 2006-IQ12, Class A3
5.374%	12/15/2043		500,000	512,956
Morgan Stanley Capital I, Series 2007-HQ13, Class A2
5.649%	12/15/2044		1,400,000	1,431,851
Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A1
4.180%	03/12/2035		380,717	390,342

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		$750,000	$774,924
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	796,111
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	534,648
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.307%	07/15/2041	#	750,000	805,718
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	1,015,452
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
5.987%	06/15/2045	#	1,000,000	973,645

				27,375,963

U.S. Government Agency Mortgage-Backed Securities—32.8%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 - 10/01/2029		330,631	382,349
7.000%	02/01/2016 - 09/01/2036		802,357	916,012
6.500%	07/01/2014 - 01/01/2039		3,518,870	3,943,788
6.034%	01/01/2037	#	964,849	1,042,844
6.000%	11/01/2016 - 10/01/2038		10,962,747	11,981,400
5.742%	01/01/2037	#	238,153	254,248
5.633%	02/01/2037	#	371,331	398,988
5.500%	02/01/2018 - 08/01/2039		17,486,882	18,753,519
5.000%	05/01/2018 - 07/01/2040		23,971,623	25,206,099
4.500%	08/01/2018 - 08/01/2040		26,529,887	27,199,872
4.000%	05/01/2019 - 02/01/2041		16,515,281	16,514,279
3.500%	10/01/2025 - 01/01/2026		2,467,763	2,479,646
Federal Home Loan Mortgage Corp. TBA
6.000%	04/15/2041		500,000	543,203
4.500%	04/15/2040		1,600,000	1,626,000
3.500%	04/15/2026 - 04/15/2041		1,900,000	1,817,422
Federal National Mortgage Association
7.500%	06/01/2030 - 07/01/2031		30,611	35,551
7.000%	03/01/2030 - 04/01/2038		1,771,031	2,032,611
6.500%	02/01/2017 - 10/01/2039		5,470,420	6,160,474
6.000%	04/01/2014 - 11/01/2039		18,072,679	19,761,822
5.639%	01/01/2037	#	1,559,800	1,663,541
5.569%	03/01/2037	#	2,584,243	2,732,907
5.500%	01/01/2018 - 04/01/2040		29,029,199	31,242,645
5.232%	02/01/2037	#	144,665	153,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
5.000%	03/01/2018 - 08/01/2040		$31,419,343	$33,098,124
4.500%	03/01/2018 - 10/01/2040		37,225,073	38,201,749
4.000%	08/01/2018 - 02/01/2041		28,912,887	28,938,085
3.572%	08/01/2040	#	428,739	438,172
3.500%	08/01/2025 - 01/01/2041		6,501,064	6,423,203
3.234%	07/01/2040	#	901,705	928,766
3.134%	06/01/2040	#	377,329	385,641
2.891%	10/01/2035	#	860,937	905,073
2.777%	05/01/2035	#	885,722	924,657
2.642%	05/01/2035	#	288,106	302,394
Federal National Mortgage Association TBA
5.500%	04/25/2040		1,400,000	1,497,345
5.000%	04/25/2040		450,000	470,812
4.500%	04/01/2025		500,000	524,141
4.000%	04/25/2040		1,300,000	1,278,875
Government National Mortgage Association
7.500%	12/15/2029 - 05/15/2032		437,610	510,395
7.000%	09/15/2037		49,359	56,686
6.500%	03/15/2026 - 01/15/2039		2,226,262	2,519,451
6.000%	02/15/2033 - 12/15/2039		5,763,614	6,361,009
5.500%	01/15/2024 - 07/20/2040		9,380,309	10,211,348
5.000%	05/15/2033 - 07/20/2040		19,096,634	20,327,451
4.500%	07/15/2038 - 01/20/2041		22,947,175	23,724,086
4.000%	08/15/2024 - 01/15/2041		9,470,263	9,552,535
3.500%	12/15/2025		247,499	252,248
3.500%	12/20/2040	#	494,966	509,770
2.500%	11/20/2040 - 12/20/2040	#	991,853	993,283
Government National Mortgage Association TBA
4.500%	04/15/2040		700,000	722,203
4.000%	04/15/2041		1,000,000	1,000,312

				367,900,122

TOTAL MORTGAGE-RELATED SECURITIES (Cost $383,020,082)				395,276,085

U.S. TREASURY OBLIGATIONS—32.4%
U.S. Treasury Bonds—5.6%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,767,797
9.875%	11/15/2015		2,550,000	3,439,710
9.125%	05/15/2018	†	1,060,000	1,493,524
8.750%	05/15/2017 - 08/15/2020		2,610,000	3,648,535
8.500%	02/15/2020	†	1,221,000	1,723,804
8.125%	05/15/2021 - 08/15/2021		2,180,000	3,056,690
8.125%	08/15/2019	†	2,260,000	3,103,794
8.000%	11/15/2021		1,620,000	2,262,685
7.500%	11/15/2024		475,000	655,574
7.250%	08/15/2022		1,130,000	1,509,433
7.125%	02/15/2023	†	925,000	1,226,926

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
6.875%	08/15/2025		$1,000,000	$1,316,406
6.250%	05/15/2030		800,000	1,008,375
6.250%	08/15/2023	†	2,600,000	3,229,281
6.125%	11/15/2027		700,000	864,828
6.000%	02/15/2026		565,000	687,976
5.375%	02/15/2031		800,000	915,000
5.000%	05/15/2037		710,000	771,570
4.750%	02/15/2037 - 02/15/2041		2,900,000	3,019,781
4.625%	02/15/2040		3,100,000	3,161,516
4.500%	02/15/2036 - 08/15/2039		5,500,000	5,518,863
4.375%	02/15/2038 - 05/15/2040		7,670,000	7,511,004
4.250%	11/15/2040	†	3,500,000	3,347,971
4.250%	05/15/2039		2,700,000	2,590,312
3.875%	08/15/2040		3,000,000	2,685,000
3.500%	02/15/2039		2,100,000	1,761,047

				62,277,402

U.S. Treasury Notes—26.8%
U.S. Treasury Note
5.125%	05/15/2016		700,000	797,617
4.875%	08/15/2016		1,600,000	1,806,250
4.750%	05/15/2014 - 08/15/2017		3,010,000	3,349,778
4.625%	07/31/2012 - 02/15/2017		1,560,000	1,679,621
4.500%	04/30/2012 - 02/15/2016		2,440,000	2,643,004
4.375%	08/15/2012	†	1,000,000	1,053,516
4.250%	08/15/2013 - 11/15/2014		6,335,000	6,884,987
4.250%	11/15/2013 - 11/15/2017	†	5,000,000	5,452,588
4.125%	08/31/2012 - 05/15/2015		4,680,000	5,018,334
4.000%	11/15/2012 - 02/15/2015		6,050,000	6,524,098
4.000%	08/15/2018	†	1,800,000	1,926,000
3.875%	05/15/2018		1,830,000	1,946,092
3.875%	10/31/2012 - 02/15/2013	†	5,825,000	6,156,848
3.750%	11/15/2018	†	3,100,000	3,257,421
3.625%	02/15/2021	†	2,700,000	2,738,813
3.625%	12/31/2012 - 02/15/2020		11,770,000	12,220,658
3.500%	05/15/2020		4,725,000	4,789,624
3.500%	05/31/2013 - 02/15/2018	†	4,500,000	4,699,899
3.375%	11/30/2012 - 11/15/2019		8,325,000	8,567,185
3.375%	06/30/2013	†	850,000	897,082
3.250%	06/30/2016 - 03/31/2017		6,400,000	6,657,179
3.125%	08/31/2013 - 05/15/2019		14,855,000	15,291,574
3.000%	08/31/2016 - 02/28/2017		4,100,000	4,208,101
2.875%	03/31/2018		2,000,000	1,997,656
2.750%	10/31/2013 - 02/15/2019		11,530,000	11,563,636

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
2.625%	06/30/2014 - 11/15/2020		$21,685,000	$21,442,004
2.500%	03/31/2013 - 06/30/2017		8,400,000	8,570,580
2.375%	08/31/2014 - 07/31/2017		12,475,000	12,782,542
2.250%	05/31/2014 - 11/30/2017		9,700,000	9,770,927
2.125%	11/30/2014 - 05/31/2015		3,900,000	3,961,434
2.125%	12/31/2015 - 02/29/2016	†	4,500,000	4,495,039
2.000%	11/30/2013 - 01/31/2016		3,500,000	3,536,056
1.875%	06/15/2012 - 10/31/2017		14,825,000	14,593,793
1.750%	08/15/2012 - 07/31/2015		13,000,000	13,157,199
1.500%	07/15/2012 - 12/31/2013		4,350,000	4,400,240
1.375%	02/15/2013 - 11/30/2015	†	6,250,000	6,215,788
1.375%	04/15/2012 - 05/15/2013		19,469,000	19,697,208
1.250%	08/31/2015	†	2,500,000	2,423,437
1.250%	03/15/2014 - 10/31/2015		6,500,000	6,314,339
1.125%	12/15/2012 - 06/15/2013		4,900,000	4,932,302
1.000%	04/30/2012 - 01/15/2014		8,250,000	8,272,601
0.750%	12/15/2013	†	2,000,000	1,980,156
0.750%	05/31/2012 - 09/15/2013		9,500,000	9,482,582
0.625%	12/31/2012	†	2,000,000	1,998,594
0.625%	06/30/2012 - 01/31/2013		7,900,000	7,912,090
0.500%	11/30/2012 - 11/15/2013	†	6,500,000	6,438,243
0.375%	08/31/2012 - 10/31/2012		6,500,000	6,484,356

				300,989,071

TOTAL U.S. TREASURY OBLIGATIONS (Cost $365,435,454)				363,266,473

GOVERNMENT RELATED OBLIGATIONS—11.8%

U.S. Government Agencies—6.3%
Federal Farm Credit Bank
2.950%	12/13/2018		200,000	194,938
2.125%	06/18/2012		900,000	917,863
2.120%	09/08/2016		350,000	336,636
Federal Home Loan Bank
5.750%	05/15/2012		2,225,000	2,358,075
5.375%	05/18/2016		2,000,000	2,278,880
5.250%	06/18/2014		1,000,000	1,116,191
4.875%	09/08/2017		1,250,000	1,391,230
4.750%	12/16/2016	†	1,000,000	1,108,904
4.500%	11/15/2012	†	2,500,000	2,650,788
4.000%	01/13/2021		500,000	497,479
3.625%	10/18/2013	†	900,000	953,980
3.125%	12/13/2013		500,000	523,202
1.750%	08/22/2012	†	2,400,000	2,439,564

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.125%	05/18/2012		$500,000	$503,988
0.800%	11/18/2013		250,000	247,053
0.600%	07/20/2012		300,000	299,572
0.550%	12/03/2012		500,000	498,809
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032	†	1,050,000	1,282,220
6.000%	04/16/2037		600,000	617,121
5.500%	07/18/2016	†	1,000,000	1,145,793
5.000%	01/30/2014- 04/29/2025		850,000	911,615
4.875%	06/13/2018		1,000,000	1,113,603
4.500%	01/15/2013- 04/02/2014		1,300,000	1,405,793
4.500%	07/15/2013- 01/15/2015	†	2,200,000	2,381,867
4.375%	07/17/2015	†	1,400,000	1,532,521
4.125%	09/27/2013	†	1,000,000	1,073,777
3.750%	06/28/2013		2,710,000	2,881,502
3.000%	07/14/2016		250,000	250,001
2.875%	02/09/2015	†	1,000,000	1,036,510
2.125%	09/21/2012		1,000,000	1,022,411
1.750%	06/15/2012		1,000,000	1,015,801
1.625%	04/15/2013	†	500,000	507,896
1.450%	02/24/2014		200,000	199,200
1.200%	09/24/2013		500,000	497,376
1.200%	04/28/2014	†	200,000	197,290
1.150%	10/07/2013		500,000	498,544
1.125%	07/27/2012	†	1,000,000	1,008,303
0.950%	03/07/2013		300,000	300,013
0.700%	10/25/2012		400,000	399,720
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015		300,000	335,273
Federal National Mortgage Association
7.250%	05/15/2030	†	700,000	948,223
6.625%	11/15/2030		500,000	633,190
6.250%	05/15/2029		740,000	892,423
5.945%	06/07/2027		300,000	302,695
5.375%	04/11/2022		880,000	917,795
5.000%	05/11/2017		650,000	728,530
4.875%	12/15/2016	†	1,000,000	1,115,085
4.625%	10/15/2013		900,000	977,809
4.375%	09/15/2012	†	1,000,000	1,054,707
4.375%	03/15/2013		2,600,000	2,778,604
4.000%	09/30/2025		550,000	525,213
2.750%	02/05/2014- 03/13/2014	†	4,000,000	4,159,660
2.750%	03/28/2016		750,000	750,021
2.625%	11/20/2014		1,000,000	1,032,322
2.000%	08/24/2015- 03/28/2016		600,000	586,744
1.875%	04/20/2012		500,000	507,869
1.800%	02/08/2013		500,000	502,595
1.750%	05/07/2013	†	1,000,000	1,016,619
1.750%	11/17/2015		100,000	97,796
1.550%	08/12/2014- 10/27/2015		500,000	488,891
1.500%	08/26/2014- 09/08/2014		750,000	744,277
1.375%	07/19/2013		500,000	500,369
1.350%	08/16/2013		250,000	249,470
1.300%	05/25/2012		500,000	500,663
1.250%	06/22/2012- 08/23/2013		1,600,000	1,609,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.000%	09/20/2013- 10/18/2013		$1,000,000	$993,921
0.750%	12/18/2013	†	1,000,000	985,444
0.550%	11/01/2012		400,000	398,838
0.500%	10/30/2012		1,000,000	997,605
0.000%	06/01/2017		1,000,000	817,087
Financing Corp. Fico
8.600%	09/26/2019		500,000	688,663
Financing Corp. Fico, Series E
9.650%	11/02/2018		500,000	712,940
Tennessee Valley Authority
5.250%	09/15/2039		500,000	526,369
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,425,594

				71,098,353

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.7%
Ally Financial, Inc.
2.200%	12/19/2012		750,000	768,702
Bank of America Corp., Series L MTN
3.125%	06/15/2012		1,500,000	1,547,135
Citigroup Funding, Inc.
1.875%	10/22/2012		1,000,000	1,019,306
Citigroup, Inc.
2.125%	04/30/2012		1,000,000	1,019,187
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012		1,000,000	1,032,554
Goldman Sachs Group, Inc. (The)
3.250%	06/15/2012		1,000,000	1,033,397
Morgan Stanley
1.950%	06/20/2012		1,000,000	1,018,600

				7,438,881

Non-U.S. Government Agencies—1.1%
Export Development Canada (Canada)
2.250%	05/28/2015		300,000	303,614
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015		500,000	534,822
Japan Finance Corp. (Japan)
2.125%	11/05/2012		500,000	508,972
1.500%	07/06/2012		500,000	502,605
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014		500,000	571,030
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017		1,000,000	1,109,140
4.500%	07/16/2018		500,000	541,355
4.125%	10/15/2014		1,000,000	1,087,675
3.250%	03/15/2013		750,000	783,746
2.625%	03/03/2015		750,000	770,224
1.875%	01/14/2013		200,000	203,710
1.375%	01/13/2014		300,000	300,316
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.750%	09/08/2020		500,000	462,522
2.250%	04/16/2012		1,100,000	1,120,185
Landwirtschaftliche Rentenbank (Germany)
4.875%	11/16/2015		750,000	831,083
4.125%	07/15/2013		150,000	160,107
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013		200,000	202,942
Pemex Project Funding Master Trust
6.625%	06/15/2035		500,000	504,056

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	$250,000	$302,645
6.750%	01/27/2041	300,000	310,562
6.125%	10/06/2016	500,000	556,571
5.375%	01/27/2021	300,000	302,405
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	553,788

			12,524,075

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	350,610
10.125%	05/15/2027	635,000	965,200
8.875%	04/15/2024	400,000	546,000
7.875%	03/07/2015	455,000	544,180
7.125%	01/20/2037	460,000	546,250
Canada Government International Bond (Canada)
2.375%	09/10/2014	500,000	513,118
Chile Government International Bond (Chile)
3.875%	08/05/2020	500,000	489,375
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	395,781
Mexico Government International Bond (Mexico)
6.050%	01/11/2040	500,000	517,500
5.875%	02/17/2014	500,000	552,750
Nordic Investment Bank
2.500%	07/15/2015	500,000	509,451
Panama Government International Bond (Panama)
7.250%	03/15/2015	300,000	350,250
Peruvian Government International Bond (Peru)
6.550%	03/14/2037	500,000	543,750
Poland Government International Bond (Poland)
3.875%	07/16/2015	300,000	304,721
Republic of Finland (Finland)
6.950%	02/15/2026	150,000	192,750
Republic of Italy (Italy)
6.875%	09/27/2023	250,000	281,601
5.375%	06/15/2033	500,000	493,705
4.375%	06/15/2013	1,000,000	1,054,253
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014	500,000	545,533
Republic of South Africa (South Africa)
7.375%	04/25/2012	250,000	268,125
South Africa Government International Bond (South Africa)
6.875%	05/27/2019	500,000	583,125
State of Israel (Israel)
5.500%	11/09/2016	600,000	664,776
United Mexican States (Mexico)
8.125%	12/30/2019	750,000	1,010,250
United Mexican States MTN (Mexico)
8.300%	08/15/2031	500,000	669,000

			12,892,054

Supranational—1.2%
African Development Bank, Series GDIF
1.750%	10/01/2012	710,000	720,281
Asian Development Bank
2.750%	05/21/2014	100,000	103,724
Asian Development Bank MTN
3.625%	09/05/2013	800,000	847,249
2.500%	03/15/2016	400,000	402,298

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Corp. Andina de Fomento
3.750%	01/15/2016		$300,000	$297,513
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016		500,000	497,586
European Investment Bank
5.125%	09/13/2016- 05/30/2017		1,000,000	1,123,368
4.625%	05/15/2014		500,000	545,940
3.375%	06/12/2013		500,000	524,499
2.875%	09/15/2020		500,000	467,023
1.875%	06/17/2013		1,000,000	1,017,451
1.750%	09/14/2012		1,000,000	1,015,323
1.625%	03/15/2013		400,000	405,577
1.250%	02/14/2014		300,000	298,358
Inter-American Development Bank
2.250%	07/15/2015		200,000	201,562
1.625%	07/15/2013		500,000	506,492
Inter-American Development Bank MTN
3.875%	02/14/2020		500,000	517,489
3.500%	03/15/2013	†	500,000	524,325
1.750%	10/22/2012	†	800,000	813,066
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	203,971
2.125%	03/15/2016		500,000	497,646
1.750%	07/15/2013	†	1,000,000	1,018,086
1.125%	08/25/2014		500,000	492,293
0.800%	07/13/2012		300,000	300,646
International Finance Corp. MTN
2.125%	11/17/2017		500,000	484,786

				13,826,552

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050		400,000	415,092
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049		400,000	402,416
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	543,995
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	416,804
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		200,000	191,166
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	198,778
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	300,444
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035		300,000	313,317
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		1,100,000	893,057
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029		200,000	191,140

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
5.750%	07/01/2034	$300,000	$281,943
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	302,700
Metropolitan Transportation Authority Revenue Bonds (New York)
6.814%	11/15/2040	400,000	413,996
6.648%	11/15/2039	100,000	101,302
6.548%	11/15/2031	200,000	202,522
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057	300,000	285,300
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	500,000	518,315
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
7.102%	01/01/2041	500,000	538,195
4.252%	01/01/2016	25,000	26,590
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	200,000	198,086
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	193,748
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	205,974
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	274,818
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	214,406
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	298,632
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	261,312
State of California General Obligation Bonds (California)
7.625%	03/01/2040	300,000	328,485
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	205,650
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	299,010
State of Texas General Obligation Bonds (Texas)
5.517%	04/01/2039	400,000	404,276
4.681%	04/01/2040	300,000	266,145
University of California Revenue Bonds (California)
6.548%	05/15/2048	300,000	294,876

			9,982,490

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	335,786
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023	200,000	242,828

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013		$350,000	$391,847
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	205,615
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	554,507
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	301,204
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,131,988
4.500%	02/03/2015		400,000	436,570
4.400%	04/14/2020		200,000	207,406
2.700%	06/16/2015		200,000	204,017
1.375%	01/27/2014		300,000	299,414
Province of Saskatchewan (Canada)
7.375%	07/15/2013		230,000	260,529
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	96,553

				4,668,264

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $129,512,038)				132,430,669

ASSET-BACKED SECURITIES—0.2%
Automobile—0.1%
Ally Auto Receivables Trust Series 2010-5, Class A3
1.110%	01/15/2015		750,000	750,262

Credit Card—0.1%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,698,725

Other—0.0%
PSE&G Transition Funding LLC Series 2001-1, Class A6
6.610%	06/15/2015		200,000	214,286

TOTAL ASSET-BACKED SECURITIES (Cost $2,655,914)				2,663,273

CERTIFICATES OF DEPOSIT—0.1%
Commercial Banks—0.1%
Royal Bank of Canada
2.250%	03/15/2013
(Cost $515,630)			500,000	515,240

			Shares	Value
MONEY MARKET FUNDS—9.3%
Institutional Money Market Funds—9.3%
Dreyfus Institutional Cash Advantage Fund, 0.16%		††¥	13,600,000	13,600,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥	21,030,845	21,030,845
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		††¥	15,274,662	15,274,662

Vantagepoint Core Bond Index Fund

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	13,600,000	$13,600,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	13,600,000	13,600,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	13,600,000	13,600,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	13,600,000	13,600,000

TOTAL MONEY MARKET FUNDS (Cost $104,305,507)			104,305,507

TOTAL INVESTMENTS—108.5% (Cost $1,195,419,004)			1,216,046,373
Other assets less liabilities—(8.5%)			(95,113,361)

NET ASSETS—100.0%			$1,120,933,012

Legend to the Schedule of Investments:

MTN	Medium Term Note
TBA	Security is subject to delayed delivery.

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $3,224,490, which represents 0.3% of Net Assets.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—2.7%
Boeing Co. (The)		23,901	$1,767,001
General Dynamics Corp.		12,201	934,109
Goodrich Corp.		4,185	357,943
Honeywell International, Inc.		25,421	1,517,888
Huntington Ingalls Industries, Inc.	*	1,626	67,458
ITT Corp.		5,812	349,011
L-3 Communications Holdings, Inc.		3,715	290,922
Lockheed Martin Corp.		9,396	755,438
Northrop Grumman Corp.		9,753	611,611
Precision Castparts Corp.		4,605	677,764
Raytheon Co.		11,917	606,218
Rockwell Collins, Inc.		5,022	325,576
Textron, Inc.	†	9,147	250,536
United Technologies Corp.		30,133	2,550,758

			11,062,233

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.	†	5,367	397,856
Expeditors International of Washington, Inc.		7,127	357,348
FedEx Corp.		10,160	950,468
United Parcel Service, Inc., Class B		32,349	2,404,177

			4,109,849

Airlines—0.1%
Southwest Airlines Co.	†	23,716	299,533

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The)	*	7,170	107,407
Johnson Controls, Inc.		21,794	905,976

			1,013,383

Automobiles—0.5%
Ford Motor Co.	*	123,585	1,842,652
Harley-Davidson, Inc.		7,505	318,888

			2,161,540

Beverages—2.3%
Brown-Forman Corp., Class B		3,358	229,351
Coca-Cola Co. (The)		75,041	4,978,970
Coca-Cola Enterprises, Inc.	†	10,815	295,250
Constellation Brands, Inc., Class A	*	6,458	130,968
Dr. Pepper Snapple Group, Inc.	†	7,442	276,545
Molson Coors Brewing Co., Class B		5,028	235,763
PepsiCo, Inc.		51,898	3,342,750

			9,489,597

Biotechnology—1.3%
Amgen, Inc.	*	30,836	1,648,184
Biogen Idec, Inc.	*	7,862	576,992
Celgene Corp.	*	15,329	881,878
Cephalon, Inc.	*†	2,526	191,420
Genzyme Corp.	*	8,528	649,407
Gilead Sciences, Inc.	*	26,521	1,125,551

			5,073,432

Building Products—0.0%
Masco Corp.	†	10,878	151,422

Capital Markets—2.3%
Ameriprise Financial, Inc.		8,127	496,397
Bank of New York Mellon Corp. (The)		40,410	1,207,047
Charles Schwab Corp. (The)		32,391	584,010
E*Trade Financial Corp.	*	6,204	96,968
Federated Investors, Inc., Class B	†	2,838	75,916

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Franklin Resources, Inc.		4,782	$598,133
Goldman Sachs Group, Inc. (The)		17,000	2,693,990
Invesco Ltd.		14,822	378,850
Janus Capital Group, Inc.	†	5,927	73,910
Legg Mason, Inc.		5,075	183,157
Morgan Stanley		50,469	1,378,813
Northern Trust Corp.		7,701	390,826
State Street Corp.		16,251	730,320
T. Rowe Price Group, Inc.		8,601	571,278

			9,459,615

Chemicals—2.1%
Air Products & Chemicals, Inc.		6,874	619,897
Airgas, Inc.		2,441	162,131
CF Industries Holdings, Inc.		2,209	302,169
Dow Chemical Co. (The)		38,147	1,440,049
E.I. Du Pont de Nemours & Co.		30,102	1,654,707
Eastman Chemical Co.		2,451	243,433
Ecolab, Inc.		7,552	385,303
FMC Corp.		2,512	213,344
International Flavors & Fragrances, Inc.		2,537	158,055
Monsanto Co.		17,793	1,285,722
PPG Industries, Inc.		5,518	525,369
Praxair, Inc.	†	9,974	1,013,359
Sherwin-Williams Co. (The)		3,050	256,170
Sigma-Aldrich Corp.		3,803	242,023

			8,501,731

Commercial Banks—2.8%
BB&T Corp.		22,869	627,754
Comerica, Inc.		5,923	217,493
Fifth Third Bancorp		29,930	415,429
First Horizon National Corp.	†	8,525	95,565
Huntington Bancshares, Inc./Ohio	†	27,946	185,562
KeyCorp		28,389	252,094
M&T Bank Corp.	†	3,881	343,352
Marshall & Ilsley Corp.		16,636	132,922
PNC Financial Services Group, Inc.		17,070	1,075,239
Regions Financial Corp.	†	40,205	291,888
SunTrust Banks, Inc.		16,562	477,648
U.S. Bancorp		62,561	1,653,487
Wells Fargo & Co.		172,144	5,456,965
Zions Bancorporation	†	5,936	136,884

			11,362,282

Commercial Services & Supplies—0.5%
Avery Dennison Corp.		3,386	142,076
Cintas Corp.	†	4,626	140,029
Iron Mountain, Inc.		6,512	203,370
Pitney Bowes, Inc.	†	7,101	182,425
R.R. Donnelley & Sons Co.		6,781	128,296
Republic Services, Inc.		10,271	308,541
Stericycle, Inc.	*†	2,698	239,232
Waste Management, Inc.	†	15,740	587,732

			1,931,701

Communications Equipment—2.0%
Cisco Systems, Inc.		181,018	3,104,459
F5 Networks, Inc.	*	2,505	256,938
Harris Corp.		4,085	202,616
JDS Uniphase Corp.	*	7,658	159,593
Juniper Networks, Inc.	*	17,428	733,370
Motorola Mobility Holdings, Inc.	*†	9,409	229,580
Motorola Solutions, Inc.	*	10,754	480,596

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
QUALCOMM, Inc.		53,671	$2,942,781
Tellabs, Inc.		12,447	65,222

			8,175,155

Computers & Peripherals—4.3%
Apple, Inc.	*	30,108	10,491,133
Dell, Inc.	*	55,855	810,456
EMC Corp.	*	67,075	1,780,841
Hewlett-Packard Co.		71,238	2,918,621
Lexmark International, Inc., Class A	*	2,870	106,305
NetApp, Inc.	*	11,768	566,982
SanDisk Corp.	*	7,717	355,676
Western Digital Corp.	*	7,676	286,238

			17,316,252

Construction & Engineering—0.2%
Fluor Corp.		5,633	414,927
Jacobs Engineering Group, Inc.	*	3,849	197,954
Quanta Services, Inc.	*†	6,807	152,681

			765,562

Construction Materials—0.0%
Vulcan Materials Co.	†	4,015	183,084

Consumer Finance—0.7%
American Express Co.		34,382	1,554,066
Capital One Financial Corp.		14,787	768,333
Discover Financial Services		18,231	439,732
SLM Corp.	*	17,168	262,670

			3,024,801

Containers & Packaging—0.2%
Ball Corp.		5,788	207,500
Bemis Co., Inc.		3,365	110,406
Owens-Illinois, Inc.	*	5,235	158,044
Sealed Air Corp.	†	5,101	135,993

			611,943

Distributors—0.1%
Genuine Parts Co.		4,973	266,752

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	171,553
DeVry, Inc.		2,111	116,253
H&R Block, Inc.	†	10,479	175,418

			463,224

Diversified Financial Services—4.0%
Bank of America Corp.		330,781	4,409,311
Citigroup, Inc.	*	947,192	4,186,588
CME Group, Inc.		2,188	659,791
IntercontinentalExchange, Inc.	*	2,472	305,391
JPMorgan Chase & Co.		130,099	5,997,564
Leucadia National Corp.		6,542	245,587
Moody’s Corp.	†	6,750	228,892
NASDAQ OMX Group, Inc. (The)	*	4,996	129,097
NYSE Euronext		8,746	307,597

			16,469,818

Diversified Telecommunication Services—2.6%
AT&T, Inc.		193,210	5,912,226
CenturyLink, Inc.	†	9,970	414,253
Frontier Communications Corp.	†	32,749	269,197
Qwest Communications International, Inc.		56,369	385,000
Verizon Communications, Inc.		92,431	3,562,291

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Windstream Corp.	†	15,317	$197,130

			10,740,097

Electric Utilities—1.6%
American Electric Power Co., Inc.		15,506	544,881
Duke Energy Corp.		42,576	772,754
Edison International		10,394	380,317
Entergy Corp.		5,918	397,749
Exelon Corp.		21,434	883,938
FirstEnergy Corp.		13,644	506,056
NextEra Energy, Inc.		13,746	757,680
Northeast Utilities	†	5,907	204,382
Pepco Holdings, Inc.	†	7,419	138,364
Pinnacle West Capital Corp.		3,328	142,405
PPL Corp.		15,688	396,906
Progress Energy, Inc.		9,523	439,391
Southern Co.		27,607	1,052,103

			6,616,926

Electrical Equipment—0.5%
Emerson Electric Co.		24,573	1,435,800
Rockwell Automation, Inc.	†	4,779	452,332
Roper Industries, Inc.	†	3,106	268,545

			2,156,677

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		5,737	312,036
Corning, Inc.		50,629	1,044,476
FLIR Systems, Inc.	†	5,021	173,777
Jabil Circuit, Inc.		6,753	137,964
Molex, Inc.	†	3,928	98,671

			1,766,924

Energy Equipment & Services—2.4%
Baker Hughes, Inc.		14,181	1,041,311
Cameron International Corp.	*	8,159	465,879
Diamond Offshore Drilling, Inc.	†	2,210	171,717
FMC Technologies, Inc.	*	3,828	361,669
Halliburton Co.		29,836	1,487,026
Helmerich & Payne, Inc.		3,364	231,073
Nabors Industries Ltd. (Bermuda)	*	9,642	292,924
National Oilwell Varco, Inc.		13,565	1,075,298
Noble Corp. (Switzerland)		8,339	380,425
Rowan Cos., Inc.	*	4,110	181,580
Schlumberger Ltd.		44,418	4,142,423

			9,831,325

Food & Staples Retailing—2.2%
Costco Wholesale Corp.		14,305	1,048,843
CVS Caremark Corp.		44,408	1,524,083
Kroger Co. (The)		20,793	498,408
Safeway, Inc.	†	12,573	295,968
SUPERVALU, Inc.	†	7,553	67,448
Sysco Corp.		19,557	541,729
Walgreen Co.		30,270	1,215,038
Wal-Mart Stores, Inc.		63,964	3,329,326
Whole Foods Market, Inc.		4,794	315,925

			8,836,768

Food Products—1.7%
Archer-Daniels-Midland Co.		20,839	750,412
Campbell Soup Co.		6,126	202,832
ConAgra Foods, Inc.		14,781	351,049
Dean Foods Co.	*†	6,452	64,520
General Mills, Inc.		20,967	766,344
H.J. Heinz Co.		10,469	511,096

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hershey Co. (The)		5,061	$275,065
Hormel Foods Corp.	†	4,650	129,456
J.M. Smucker Co. (The)		3,807	271,782
Kellogg Co.		8,189	442,042
Kraft Foods, Inc., Class A		56,924	1,785,137
McCormick & Co., Inc.		4,418	211,313
Mead Johnson Nutrition Co.		6,505	376,835
Sara Lee Corp.		21,318	376,689
Tyson Foods, Inc., Class A		10,014	192,169

			6,706,741

Gas Utilities—0.1%
Nicor, Inc.		1,395	74,912
Oneok, Inc.		3,325	222,376

			297,288

Health Care Equipment & Supplies—1.8%
Baxter International, Inc.		19,350	1,040,450
Becton Dickinson and Co.		7,250	577,245
Boston Scientific Corp.	*†	48,118	345,968
C.R. Bard, Inc.	†	2,796	277,671
CareFusion Corp.	*	7,217	203,519
Covidien plc (Ireland)		16,300	846,622
DENTSPLY International, Inc.		4,513	166,936
Edwards Lifesciences Corp.	*	3,751	326,337
Intuitive Surgical, Inc.	*	1,297	432,498
Medtronic, Inc.		35,243	1,386,812
St. Jude Medical, Inc.		10,668	546,842
Stryker Corp.		11,023	670,198
Varian Medical Systems, Inc.	*	3,908	264,337
Zimmer Holdings, Inc.	*	6,576	398,045

			7,483,480

Health Care Providers & Services—2.0%
Aetna, Inc.		13,092	490,034
AmerisourceBergen Corp.		9,315	368,501
Cardinal Health, Inc.		11,476	472,008
CIGNA Corp.		9,237	409,014
Coventry Health Care, Inc.	*	4,426	141,145
DaVita, Inc.	*	3,186	272,435
Express Scripts, Inc.	*	17,218	957,493
Humana, Inc.	*	5,695	398,308
Laboratory Corp. of America Holdings	*†	3,448	317,664
McKesson Corp.		8,268	653,586
Medco Health Solutions, Inc.	*	13,268	745,131
Patterson Cos., Inc.	†	2,852	91,806
Quest Diagnostics, Inc.		4,972	286,984
Tenet Healthcare Corp.	*	14,819	110,402
UnitedHealth Group, Inc.		35,912	1,623,222
WellPoint, Inc.		12,313	859,324

			8,197,057

Health Care Technology—0.1%
Cerner Corp.	*†	2,335	259,652

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		13,990	536,656
Darden Restaurants, Inc.		4,663	229,093
International Game Technology		9,205	149,397
Marriott International, Inc., Class A		9,303	331,001
McDonald’s Corp.		34,126	2,596,647
Starbucks Corp.		24,135	891,788
Starwood Hotels & Resorts Worldwide, Inc.		6,332	368,016

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wyndham Worldwide Corp.		6,076	$193,278
Wynn Resorts Ltd.		2,444	310,999
Yum! Brands, Inc.		15,149	778,356

			6,385,231

Household Durables—0.4%
D.R. Horton, Inc.		7,975	92,909
Fortune Brands, Inc.		5,116	316,629
Harman International Industries, Inc.		2,000	93,640
Leggett & Platt, Inc.	†	5,276	129,262
Lennar Corp., Class A	†	5,349	96,924
Newell Rubbermaid, Inc.		9,337	178,617
Pulte Group, Inc.	*†	11,419	84,501
Stanley Black & Decker, Inc.		5,362	410,729
Whirlpool Corp.		2,518	214,936

			1,618,147

Household Products—2.0%
Clorox Co.		4,707	329,819
Colgate-Palmolive Co.		16,126	1,302,336
Kimberly-Clark Corp.		13,496	880,884
Procter & Gamble Co. (The)		91,356	5,627,530

			8,140,569

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	276,146
Constellation Energy Group, Inc.		6,423	199,948
NRG Energy, Inc.	*	8,174	176,068

			652,162

Industrial Conglomerates—2.4%
3M Co.		23,285	2,177,147
General Electric Co.		347,213	6,961,621
Tyco International Ltd. (Switzerland)		15,500	693,935

			9,832,703

Insurance—3.7%
ACE Ltd. (Switzerland)		11,000	711,700
Aflac, Inc.		15,227	803,681
Allstate Corp. (The)		17,794	565,493
American International Group, Inc.	*†	4,555	160,063
AON Corp.		10,696	566,460
Assurant, Inc.		3,628	139,714
Berkshire Hathaway, Inc., Class B	*	56,574	4,731,284
Chubb Corp.	†	9,973	611,445
Cincinnati Financial Corp.	†	5,643	185,090
Genworth Financial, Inc., Class A	*	16,334	219,856
Hartford Financial Services Group, Inc.		14,732	396,733
Lincoln National Corp.		10,294	309,232
Loews Corp.		10,425	449,213
Marsh & McLennan Cos., Inc.		17,937	534,702
MetLife, Inc.		34,354	1,536,654
Principal Financial Group, Inc.		10,148	325,852
Progressive Corp. (The)		21,649	457,443
Prudential Financial, Inc.	†	15,793	972,533
Torchmark Corp.	†	2,839	188,737
Travelers Cos., Inc. (The)		14,178	843,308
Unum Group		10,175	267,094
XL Group plc (Ireland)		10,674	262,580

			15,238,867

Internet & Catalog Retail—0.8%
Amazon.com, Inc.	*	11,641	2,096,893

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Expedia, Inc.	†	6,542	$148,242
Netflix, Inc.	*	1,430	339,382
priceline.com, Inc.	*	1,574	797,137

			3,381,654

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	5,766	219,108
eBay, Inc.	*	37,608	1,167,352
Google, Inc., Class A	*	8,196	4,804,577
Monster Worldwide, Inc.	*	4,065	64,634
VeriSign, Inc.	†	5,701	206,433
Yahoo! Inc.	*	43,665	727,022

			7,189,126

IT Services—3.0%
Automatic Data Processing, Inc.		16,299	836,302
Cognizant Technology Solutions Corp., Class A	*	9,934	808,628
Computer Sciences Corp.		5,168	251,837
Fidelity National Information Services, Inc.		8,254	269,823
Fiserv, Inc.	*	4,834	303,188
International Business Machines Corp.		39,904	6,507,145
Mastercard, Inc., Class A		3,137	789,646
Paychex, Inc.		10,243	321,220
SAIC, Inc.	*†	9,268	156,814
Teradata Corp.	*	5,336	270,535
Total System Services, Inc.	†	5,490	98,930
Visa, Inc., Class A		16,130	1,187,491
Western Union Co. (The)	†	21,565	447,905

			12,249,464

Leisure Equipment & Products—0.1%
Hasbro, Inc.		4,244	198,789
Mattel, Inc.		12,211	304,420

			503,209

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	*	11,545	516,985
Life Technologies Corp.	*	6,099	319,709
PerkinElmer, Inc.		4,019	105,579
Thermo Fisher Scientific, Inc.	*	12,796	710,818
Waters Corp.	*†	2,974	258,441

			1,911,532

Machinery—2.4%
Caterpillar, Inc.	†	20,865	2,323,318
Cummins, Inc.		6,431	704,966
Danaher Corp.		17,466	906,485
Deere & Co.		13,851	1,342,023
Dover Corp.		5,924	389,444
Eaton Corp.		11,110	615,939
Flowserve Corp.		1,878	241,886
Illinois Tool Works, Inc.		16,235	872,144
Ingersoll-Rand plc (Ireland)	†	10,500	507,255
Joy Global, Inc.	†	3,366	332,595
PACCAR, Inc.		11,811	618,306
Pall Corp.		3,958	228,020
Parker Hannifin Corp.		5,113	484,099
Snap-On, Inc.		1,846	110,871

			9,677,351

Media—3.2%
Cablevision Systems Corp., Class A		7,437	257,395
CBS Corp., Class B		21,597	540,789

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Comcast Corp., Class A		91,050	$2,250,756
DIRECTV, Class A	*	26,007	1,217,128
Discovery Communications, Inc., Class A	*	9,025	360,098
Gannett Co., Inc.	†	7,093	108,026
Interpublic Group of Cos., Inc. (The)		16,092	202,276
McGraw-Hill Cos., Inc. (The)		10,038	395,497
News Corp., Class A		74,288	1,304,497
Omnicom Group, Inc.		9,317	457,092
Scripps Networks Interactive, Inc., Class A		3,006	150,571
Time Warner Cable, Inc.		11,470	818,270
Time Warner, Inc.		35,775	1,277,167
Viacom, Inc., Class B		19,681	915,560
Walt Disney Co. (The)		61,790	2,662,531
Washington Post Co. (The), Class B	†	218	95,388

			13,013,041

Metals & Mining—1.1%
AK Steel Holding Corp.	†	4,204	66,339
Alcoa, Inc.	†	33,865	597,717
Allegheny Technologies, Inc.	†	3,302	223,611
Cliffs Natural Resources, Inc.		4,303	422,899
Freeport-McMoRan Copper & Gold, Inc.		30,774	1,709,496
Newmont Mining Corp.		15,946	870,333
Nucor Corp.		10,440	480,449
Titanium Metals Corp.	*†	2,725	50,631
United States Steel Corp.	†	4,478	241,543

			4,663,018

Multiline Retail—0.7%
Big Lots, Inc.	*	2,659	115,480
Family Dollar Stores, Inc.		4,369	224,217
J.C. Penney Co., Inc.	†	7,892	283,402
Kohl’s Corp.		9,590	508,654
Macy’s, Inc.		14,108	342,260
Nordstrom, Inc.		5,299	237,819
Sears Holdings Corp.	*†	1,559	128,851
Target Corp.		23,116	1,156,031

			2,996,714

Multi-Utilities—1.2%
Ameren Corp.		8,026	225,290
CenterPoint Energy, Inc.		13,038	228,947
CMS Energy Corp.	†	7,916	155,470
Consolidated Edison, Inc.	†	9,344	473,928
Dominion Resources, Inc.		18,957	847,378
DTE Energy Co.		5,638	276,036
Integrys Energy Group, Inc.		2,588	130,720
NiSource, Inc.		8,838	169,513
PG&E Corp.		12,705	561,307
Public Service Enterprise Group, Inc.		16,379	516,102
SCANA Corp.	†	3,814	150,157
Sempra Energy		8,205	438,968
TECO Energy, Inc.		7,055	132,352
Wisconsin Energy Corp.		7,552	230,336
Xcel Energy, Inc.		15,732	375,837

			4,912,341

Office Electronics—0.1%
Xerox Corp.		45,690	486,598

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—10.4%
Anadarko Petroleum Corp.		16,047	$1,314,570
Apache Corp.		12,440	1,628,645
Cabot Oil & Gas Corp.		3,632	192,387
Chesapeake Energy Corp.		21,536	721,887
Chevron Corp.		65,618	7,049,342
ConocoPhillips		46,799	3,737,368
CONSOL Energy, Inc.		7,547	404,746
Denbury Resources, Inc.	*	12,602	307,489
Devon Energy Corp.		14,198	1,302,950
El Paso Corp.		23,526	423,468
EOG Resources, Inc.		8,755	1,037,555
EQT Corp.		4,564	227,744
Exxon Mobil Corp.		162,230	13,648,410
Hess Corp.		9,667	823,725
Marathon Oil Corp.		23,004	1,226,343
Massey Energy Co.		3,246	221,897
Murphy Oil Corp.		6,084	446,687
Newfield Exploration Co.	*	4,380	332,924
Noble Energy, Inc.		5,791	559,700
Occidental Petroleum Corp.		26,523	2,771,388
Peabody Energy Corp.		8,830	635,407
Pioneer Natural Resources Co.		3,881	395,551
QEP Resources, Inc.		5,856	237,402
Range Resources Corp.	†	5,342	312,293
Southwestern Energy Co.	*	11,457	492,307
Spectra Energy Corp.		21,457	583,201
Sunoco, Inc.		3,836	174,883
Tesoro Corp.	*†	4,285	114,967
Valero Energy Corp.		18,867	562,614
Williams Cos., Inc. (The)		19,364	603,770

			42,491,620

Paper & Forest Products—0.2%
International Paper Co.		14,482	437,067
MeadWestvaco Corp.		5,178	157,048

			594,115

Personal Products—0.2%
Avon Products, Inc.		13,632	368,609
Estee Lauder Cos., Inc. (The), Class A		3,737	360,098

			728,707

Pharmaceuticals—5.1%
Abbott Laboratories		50,574	2,480,655
Allergan, Inc.		9,964	707,643
Bristol-Myers Squibb Co.		56,133	1,483,595
Eli Lilly & Co.		33,106	1,164,338
Forest Laboratories, Inc.	*	9,192	296,902
Hospira, Inc.	*	5,541	305,863
Johnson & Johnson		89,745	5,317,391
Merck & Co., Inc.		100,392	3,313,940
Mylan, Inc.	*	14,173	321,302
Pfizer, Inc.		261,289	5,306,779
Watson Pharmaceuticals, Inc.	*	4,062	227,513

			20,925,921

Professional Services—0.1%
Dun & Bradstreet Corp.		1,587	127,341
Equifax, Inc.		4,486	174,281
Robert Half International, Inc.	†	5,293	161,966

			463,588

Vantagepoint 500 Stock Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Investment Trusts (REITs)—1.5%
Apartment Investment & Management Co., Class A REIT		3,454	$87,973
AvalonBay Communities, Inc. REIT	†	2,776	333,342
Boston Properties, Inc. REIT	†	4,651	441,147
Equity Residential REIT		9,375	528,844
HCP, Inc. REIT		11,882	450,803
Health Care REIT, Inc. REIT		5,548	290,937
Host Hotels & Resorts, Inc. REIT		22,178	390,555
Kimco Realty Corp. REIT		13,174	241,611
Plum Creek Timber Co., Inc. REIT	†	5,220	227,644
ProLogis REIT		18,404	294,096
Public Storage REIT	†	4,502	499,317
Simon Property Group, Inc. REIT		9,698	1,039,238
Ventas, Inc. REIT		5,257	285,455
Vornado Realty Trust REIT		5,245	458,937
Weyerhaeuser Co. REIT		17,506	430,648

			6,000,547

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc., Class A	*	9,194	245,480

Road & Rail—0.9%
CSX Corp.		12,224	960,807
Norfolk Southern Corp.		11,994	830,824
Ryder System, Inc.		1,762	89,157
Union Pacific Corp.		16,237	1,596,584

			3,477,372

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc.	*†	17,355	149,253
Altera Corp.		10,107	444,910
Analog Devices, Inc.		9,959	392,186
Applied Materials, Inc.		44,415	693,762
Broadcom Corp., Class A		15,511	610,823
First Solar, Inc.	*†	1,746	280,827
Intel Corp.		179,539	3,621,302
KLA-Tencor Corp.		5,322	252,103
Linear Technology Corp.		7,535	253,402
LSI Corp.	*	19,354	131,607
MEMC Electronic Materials, Inc.	*	7,971	103,304
Microchip Technology, Inc.	†	5,876	223,347
Micron Technology, Inc.	*	28,456	326,106
National Semiconductor Corp.		7,438	106,661
Novellus Systems, Inc.	*	3,117	115,734
NVIDIA Corp.	*	19,212	354,654
Teradyne, Inc.	*†	6,358	113,236
Texas Instruments, Inc.		38,329	1,324,650
Xilinx, Inc.	†	8,358	274,142

			9,772,009

Software—3.5%
Adobe Systems, Inc.	*	16,632	551,517
Autodesk, Inc.	*	7,352	324,297
BMC Software, Inc.	*	5,758	286,403
CA, Inc.		12,683	306,675
Citrix Systems, Inc.	*	5,998	440,613
Compuware Corp.	*†	7,422	85,724
Electronic Arts, Inc.	*	10,885	212,584
Intuit, Inc.	*	9,271	492,290
Microsoft Corp.		241,928	6,135,294
Novell, Inc.	*	11,821	70,099
Oracle Corp.		127,138	4,242,595

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Red Hat, Inc.		*	6,356	$288,499
Salesforce.com, Inc.		*	3,754	501,459
Symantec Corp.		*	26,008	482,188

				14,420,237

Specialty Retail—1.8%
Abercrombie & Fitch Co., Class A			2,804	164,595
AutoNation, Inc.		*†	2,557	90,441
AutoZone, Inc.		*	892	244,016
Bed Bath & Beyond, Inc.		*	8,349	403,006
Best Buy Co., Inc.		†	10,804	310,291
CarMax, Inc.		*	7,221	231,794
GameStop Corp., Class A		*†	4,873	109,740
Gap, Inc. (The)			14,523	329,091
Home Depot, Inc.			53,491	1,982,376
Limited Brands, Inc.			9,073	298,320
Lowe’s Cos., Inc.			45,075	1,191,332
O’Reilly Automotive, Inc.		*†	4,639	266,557
RadioShack Corp.		†	3,908	58,659
Ross Stores, Inc.			4,115	292,659
Staples, Inc.			24,150	468,993
Tiffany & Co.			4,254	261,366
TJX Cos., Inc.			13,083	650,618
Urban Outfitters, Inc.		*	4,083	121,796

				7,475,650

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.			9,719	505,777
NIKE, Inc., Class B			12,609	954,501
Polo Ralph Lauren Corp.			2,129	263,251
V.F. Corp.			2,834	279,234

				2,002,763

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		†	15,948	154,377
People’s United Financial, Inc.		†	12,543	157,791

				312,168

Tobacco—1.6%
Altria Group, Inc.			67,986	1,769,676
Lorillard, Inc.			4,916	467,069
Philip Morris International, Inc.			58,776	3,857,469
Reynolds American, Inc.			10,768	382,587

				6,476,801

Trading Companies & Distributors—0.1%
Fastenal Co.		†	4,786	310,277
W.W. Grainger, Inc.		†	1,952	268,751

				579,028

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A		*	13,071	677,339
MetroPCS Communications, Inc.		*†	8,843	143,610
Sprint Nextel Corp.		*	98,731	458,112

				1,279,061

TOTAL COMMON STOCKS (Cost $257,336,668)				394,882,638

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.075%	06/16/2011	‡‡
(Cost $879,862)			$880,000	879,879

Vantagepoint 500 Stock Index Fund

		Shares	Value
MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	2,700,000	$2,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	¥	11,522,984	11,522,984
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	2,884,578	2,884,578
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	2,700,000	2,700,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	2,700,000	2,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	2,700,000	2,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	2,700,000	2,700,000

TOTAL MONEY MARKET FUNDS (Cost $27,907,562)			27,907,562

TOTAL INVESTMENTS—104.0% (Cost $286,124,092)			423,670,079
Other assets less liabilities—(4.0%)			(16,352,835)

NET ASSETS—100.0%			$407,317,244

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—99.5%
Aerospace & Defense—2.3%
AAR Corp.	*	1,489	$41,275
Alliant Techsystems, Inc.		1,550	109,539
American Science & Engineering, Inc.		435	40,177
BE Aerospace, Inc.	*	2,393	85,023
Boeing Co. (The)		24,231	1,791,398
Ceradyne, Inc.	*	1,867	84,164
Cubic Corp.	†	476	27,370
Curtiss-Wright Corp.	†	2,112	74,216
Esterline Technologies Corp.	*	1,049	74,185
GenCorp, Inc.	*†	1,629	9,741
General Dynamics Corp.		12,337	944,521
Goodrich Corp.		4,882	417,558
HEICO Corp., Class A		1,097	49,343
Hexcel Corp.	*	4,757	93,665
Honeywell International, Inc.		26,085	1,557,535
Huntington Ingalls Industries, Inc.	*	1,577	65,446
ITT Corp.		4,977	298,869
Kratos Defense & Security Solutions, Inc.	*†	239	3,403
L-3 Communications Holdings, Inc.		5,024	393,429
Ladish Co., Inc.	*	900	49,185
Lockheed Martin Corp.		9,671	777,548
Moog, Inc., Class A	*†	1,446	66,386
National Presto Industries, Inc.	†	535	60,284
Northrop Grumman Corp.		9,462	593,362
Orbital Sciences Corp.	*	2,123	40,167
Precision Castparts Corp.		5,136	755,917
Raytheon Co.		12,223	621,784
Rockwell Collins, Inc.		6,041	391,638
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	53,984
Taser International, Inc.	*†	2,292	9,328
Teledyne Technologies, Inc.	*†	1,228	63,500
Textron, Inc.	†	8,214	224,981
Triumph Group, Inc.	†	822	72,706
United Technologies Corp.		30,087	2,546,865

			12,488,492

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	12,830
Atlas Air Worldwide Holdings, Inc.	*	600	41,832
C.H. Robinson Worldwide, Inc.		6,357	471,244
Expeditors International of Washington, Inc.		8,772	439,828
FedEx Corp.		9,135	854,579
Forward Air Corp.	†	1,431	43,832
HUB Group, Inc., Class A	*	2,400	86,856
Pacer International, Inc.	*†	1,664	8,753
United Parcel Service, Inc., Class B		26,935	2,001,809
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	44,690

			4,006,253

Airlines—0.2%
AirTran Holdings, Inc.	*†	3,168	23,602
Alaska Air Group, Inc.	*	1,343	85,173
AMR Corp.	*	6,672	43,101
Delta Air Lines, Inc.	*	25,505	249,949
JetBlue Airways Corp.	*†	6,414	40,216
Skywest, Inc.	†	2,390	40,439
Southwest Airlines Co.		17,570	221,909
United Continental Holdings, Inc.	*†	12,259	281,834

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
US Airways Group, Inc.	*†	8,660	$75,428

			1,061,651

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*†	2,113	26,603
Amerigon, Inc.	*†	2,107	32,174
BorgWarner, Inc.	*	4,109	327,446
Cooper Tire & Rubber Co.		3,066	78,950
Dana Holding Corp.	*	9,980	173,552
Fuel Systems Solutions, Inc.	*†	769	23,208
Gentex Corp.		6,594	199,469
Goodyear Tire & Rubber Co. (The)	*	7,281	109,069
Johnson Controls, Inc.		21,627	899,034
Modine Manufacturing Co.	*†	1,208	19,497
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	141	613
Shiloh Industries, Inc.		1,441	16,831
Strattec Security Corp.		123	4,122
Superior Industries International, Inc.	†	1,102	28,255
Tenneco, Inc.	*†	1,600	67,920
TRW Automotive Holdings Corp.	*	3,548	195,424

			2,202,167

Automobiles—0.5%
Ford Motor Co.	*	132,145	1,970,282
General Motors Co.	*	17,000	527,510
Harley-Davidson, Inc.		5,597	237,816
Thor Industries, Inc.		1,221	40,745
Winnebago Industries, Inc.	*†	1,432	19,146

			2,795,499

Beverages—2.0%
Brown-Forman Corp., Class B		4,876	333,031
Central European Distribution Corp. (Poland)	*†	652	7,400
Coca-Cola Bottling Co. Consolidated	†	437	29,209
Coca-Cola Co. (The)		83,409	5,534,187
Coca-Cola Enterprises, Inc.		13,572	370,516
Constellation Brands, Inc., Class A	*	8,096	164,187
Dr. Pepper Snapple Group, Inc.	†	9,896	367,735
Hansen Natural Corp.	*	2,680	161,416
Molson Coors Brewing Co., Class B		5,822	272,994
PepsiCo, Inc.		61,612	3,968,429

			11,209,104

Biotechnology—1.6%
Aastrom Biosciences, Inc.	*†	411	1,028
Acorda Therapeutics, Inc.	*	674	15,637
Agenus, Inc.	*†	1,707	1,553
Alexion Pharmaceuticals, Inc.	*†	2,350	231,898
Alkermes, Inc.	*†	3,579	46,348
Allos Therapeutics, Inc.	*	3,978	12,610
Alnylam Pharmaceuticals, Inc.	*	2,390	22,872
AMAG Pharmaceuticals, Inc.	*†	834	13,928
Amgen, Inc.	*	37,871	2,024,205
Amylin Pharmaceuticals, Inc.	*†	4,036	45,889
Anadys Pharmaceuticals, Inc.	*	3,242	3,761
ARCA Biopharma, Inc.	*	57	145
Arena Pharmaceuticals, Inc.	*†	1,439	2,000
Ariad Pharmaceuticals, Inc.	*†	27,693	208,251
Arqule, Inc.	*†	864	6,186
Array Biopharma, Inc.	*†	4,333	13,259
AVI BioPharma, Inc.	*	2,400	4,488

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Avigen, Inc. (Escrow Shares)	*‡d	1,009	$—
Biogen Idec, Inc.	*	6,544	480,264
BioMarin Pharmaceutical, Inc.	*†	3,587	90,141
Biosante Pharmaceuticals, Inc.	*	300	594
Capstone Therapeutics Corp.	*	1,516	673
Celera Corp.	*	3,028	24,557
Celgene Corp.	*	19,373	1,114,529
Cell Therapeutics, Inc.	*†	91,034	33,865
Celldex Therapeutics, Inc.	*	429	1,725
Cephalon, Inc.	*†	2,647	200,590
Cepheid, Inc.	*†	4,930	138,139
Clinical Data, Inc.	*†	1,998	60,539
Codexis, Inc.	*†	230	2,728
Cubist Pharmaceuticals, Inc.	*	1,762	44,473
CytRx Corp.	*†	4,200	3,696
Dendreon Corp.	*	4,737	177,306
Discovery Laboratories, Inc.	*†	171	316
Emergent Biosolutions, Inc.	*†	1,319	31,867
Entremed, Inc.	*†	126	648
Enzon Pharmaceuticals, Inc.	*†	1,765	19,238
EPIX Pharmaceuticals, Inc.	*	640	3
Exact Sciences Corp.	*†	1,250	9,200
Exelixis, Inc.	*	2,695	30,454
Genomic Health, Inc.	*†	1,284	31,586
Genzyme Corp.	*	10,347	787,924
Geron Corp.	*†	4,719	23,831
Gilead Sciences, Inc.	*	32,407	1,375,353
GTx, Inc.	*†	200	514
Halozyme Therapeutics, Inc.	*	6,362	42,689
Hemispherx Biopharma, Inc.	*	920	425
Human Genome Sciences, Inc.	*†	5,938	162,998
Immunogen, Inc.	*†	1,323	12,000
Immunomedics, Inc.	*†	2,141	8,179
Incyte Corp. Ltd.	*†	3,102	49,167
InterMune, Inc.	*†	1,586	74,843
Isis Pharmaceuticals, Inc.	*†	2,216	20,033
Keryx Biopharmaceuticals, Inc.	*†	5,221	26,105
Lexicon Pharmaceuticals, Inc.	*	2,343	3,936
Ligand Pharmaceuticals, Inc., Class B	*	815	8,150
MannKind Corp.	*†	4,492	16,396
Marina Biotech, Inc.	*†	375	270
Maxygen, Inc.		1,231	6,401
MediciNova, Inc.	*†	90	232
Medivation, Inc.	*†	1,731	32,266
Momenta Pharmaceuticals, Inc.	*†	2,618	41,495
Myrexis, Inc.	*	1,031	3,980
Myriad Genetics, Inc.	*	4,124	83,099
Nabi Biopharmaceuticals	*	1,995	11,591
Neurocrine Biosciences, Inc.	*	1,479	11,226
Novavax, Inc.	*†	1,550	4,014
NPS Pharmaceuticals, Inc.	*	1,660	15,886
Onyx Pharmaceuticals, Inc.	*†	1,361	47,880
Osiris Therapeutics, Inc.	*†	1,402	10,179
PDL BioPharma, Inc.	†	3,841	22,278
Peregrine Pharmaceuticals, Inc.	*†	1,823	4,302
Pharmasset, Inc.	*	1,946	153,170
Poniard Pharmaceuticals, Inc.	*†	396	170
Progenics Pharmaceuticals, Inc.	*	793	4,901
Regeneron Pharmaceuticals, Inc.	*†	2,632	118,282
Rigel Pharmaceuticals, Inc.	*†	1,882	13,381
RXi Pharmaceuticals Corp.	*†	209	288
Savient Pharmaceuticals, Inc.	*	1,538	16,303

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sciclone Pharmaceuticals, Inc.	*†	1,700	$6,868
SIGA Technologies, Inc.	*†	4,649	56,253
SuperGen, Inc.	*	1,338	4,148
Telik, Inc.	*†	1,748	1,573
Theravance, Inc.	*†	3,224	78,085
Trimeris, Inc.	*	1,214	3,047
United Therapeutics Corp.	*	1,828	122,513
Vanda Pharmaceuticals, Inc.	*	2,680	19,537
Vertex Pharmaceuticals, Inc.	*	5,197	249,092
XOMA Ltd.	*†	331	933

			8,907,375

Building Products—0.1%
A.O. Smith Corp.		2,012	89,212
American Woodmark Corp.		800	16,704
Ameron International Corp.		542	37,826
Apogee Enterprises, Inc.	†	1,250	16,487
Gibraltar Industries, Inc.	*†	1,188	14,173
Griffon Corp.	*†	1,288	16,911
Lennox International, Inc.	†	2,437	128,137
Masco Corp.		9,464	131,739
NCI Building Systems, Inc.	*†	246	3,117
Owens Corning, Inc.	*	1,100	39,589
Quanex Building Products Corp.		1,671	32,802
Simpson Manufacturing Co., Inc.		2,084	61,395
Trex Co., Inc.	*†	731	23,845
U.S. Home Systems, Inc.	*	1,291	5,616
Universal Forest Products, Inc.		1,121	41,085
USG Corp.	*†	3,348	55,778

			714,416

Capital Markets—2.5%
Affiliated Managers Group, Inc.	*	1,354	148,087
Ameriprise Financial, Inc.		9,235	564,074
Arlington Asset Investment Corp., Class A		304	9,254
Bank of New York Mellon Corp. (The)		46,996	1,403,771
BGC Partners, Inc., Class A	†	7,270	67,538
BlackRock, Inc.		3,912	786,351
Calamos Asset Management, Inc., Class A	†	1,800	29,862
Charles Schwab Corp. (The)		37,877	682,922
Deerfield Capital Corp.	*†	342	2,223
Diamond Hill Investment Group, Inc.	†	331	26,480
E*Trade Financial Corp.	*	13,474	210,599
Eaton Vance Corp.		5,282	170,292
Federated Investors, Inc., Class B	†	3,745	100,179
Franklin Resources, Inc.		7,126	891,320
GAMCO Investors, Inc., Class A	†	558	25,869
GFI Group, Inc.		2,520	12,650
Goldman Sachs Group, Inc. (The)		19,417	3,077,012
Greenhill & Co., Inc.	†	495	32,566
Institutional Financial Markets, Inc.	†	421	1,932
Intl. FCStone, Inc.	*†	507	12,888
Invesco Ltd.		16,610	424,552
Investment Technology Group, Inc.	*†	2,078	37,799
Janus Capital Group, Inc.	†	6,411	79,945
Jefferies Group, Inc.	†	4,678	116,669
KBW, Inc.	†	1,604	42,009
Knight Capital Group, Inc., Class A	*	4,630	62,042
LaBranche & Co., Inc.	*	2,588	10,171
Legg Mason, Inc.		5,850	211,127

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Medallion Financial Corp.		958	$8,421
MF Global Holdings Ltd.	*†	2,928	24,244
Morgan Stanley		54,598	1,491,617
Northern Trust Corp.		8,495	431,121
optionsXpress Holdings, Inc.		1,914	35,045
Piper Jaffray Cos.	*†	963	39,897
Raymond James Financial, Inc.		3,472	132,769
Safeguard Scientifics, Inc.	*	678	13,797
SEI Investments Co.		5,918	141,322
State Street Corp.		19,892	893,946
Stifel Financial Corp.	*†	1,588	114,003
SWS Group, Inc.		1,323	8,031
T. Rowe Price Group, Inc.		11,032	732,745
TD Ameritrade Holding Corp.		8,355	174,369
Teton Advisors, Inc., Class A	†	8	156
TradeStation Group, Inc.	*	1,690	11,864
Virtus Investment Partners, Inc.	*	210	12,373
Waddell & Reed Financial, Inc., Class A		3,971	161,262
Westwood Holdings Group, Inc.	†	1,027	41,337

			13,708,502

Chemicals—2.4%
A. Schulman, Inc.		1,444	35,696
Air Products & Chemicals, Inc.		6,756	609,256
Airgas, Inc.		3,075	204,242
Albemarle Corp.		3,712	221,866
Ampal-American Israel Corp., Class A	*†	1,391	2,476
Arch Chemicals, Inc.	†	1,211	50,365
Ashland, Inc.		3,276	189,222
Cabot Corp.		2,693	124,659
Calgon Carbon Corp.	*†	3,184	50,562
Celanese Corp., Class A		2,979	132,178
CF Industries Holdings, Inc.		2,571	351,687
Cytec Industries, Inc.	†	1,644	89,384
Dow Chemical Co. (The)		44,088	1,664,322
E.I. Du Pont de Nemours & Co.		36,166	1,988,045
Eastman Chemical Co.		3,211	318,917
Ecolab, Inc.		8,286	422,752
Ferro Corp.	*†	1,818	30,161
FMC Corp.		3,336	283,326
Georgia Gulf Corp.	*	50	1,850
H.B. Fuller Co.		2,570	55,204
Huntsman Corp.		11,086	192,675
International Flavors & Fragrances, Inc.		3,885	242,036
Intrepid Potash, Inc.	*	1,172	40,809
Koppers Holdings, Inc.	†	1,582	67,551
Kronos Worldwide, Inc.		1,131	66,107
Landec Corp.	*	986	6,409
LSB Industries, Inc.	*	1,411	55,932
Lubrizol Corp.		1,819	243,673
Minerals Technologies, Inc.	†	868	59,475
Monsanto Co.		21,746	1,571,366
Mosaic Co. (The)		6,742	530,932
Nalco Holding Co.		3,074	83,951
NewMarket Corp.		378	59,807
NL Industries, Inc.	†	2,111	31,348
Olin Corp.		2,796	64,084
OM Group, Inc.	*	1,147	41,911
Omnova Solutions, Inc.	*	6,478	50,982
Penford Corp.	*	785	4,891
PolyOne Corp.	†	2,862	40,669

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
PPG Industries, Inc.		5,657	$538,603
Praxair, Inc.		10,790	1,096,264
Quaker Chemical Corp.	†	483	19,402
RPM International, Inc.	†	4,832	114,663
Scotts Miracle-Gro Co. (The), Class A	†	1,662	96,147
Sensient Technologies Corp.	†	2,027	72,648
Sherwin-Williams Co. (The)		3,587	301,272
Sigma-Aldrich Corp.		4,956	315,400
Spartech Corp.	*†	1,451	10,520
Stepan Co.	†	556	40,310
Valhi, Inc.	†	511	13,531
Valspar Corp.		2,240	87,584
W.R. Grace & Co.	*†	4,200	160,818
Zep, Inc.	†	936	16,296

			13,164,236

Commercial Banks—3.1%
1st Source Corp.		1,180	23,647
Associated Banc-Corp		5,110	75,884
BancFirst Corp.	†	642	27,401
BancorpSouth, Inc.	†	3,611	55,790
BancTrust Financial Group, Inc.	*†	1,600	3,936
Bank of Hawaii Corp.	†	1,898	90,762
BB&T Corp.		28,521	782,901
BOK Financial Corp.	†	1,765	91,215
Boston Private Financial Holdings, Inc.	†	1,297	9,170
Bryn Mawr Bank Corp.		1,058	21,763
Capital Bank Corp.	*	1,779	6,760
Capital City Bank Group, Inc.	†	1,113	14,113
CapitalSource, Inc.		19,650	138,336
Cardinal Financial Corp.	†	1,142	13,316
Cascade Bancorp	*†	219	1,445
Cascade Financial Corp.	*	1,063	446
Cathay General Bancorp	†	2,082	35,498
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*†	45	936
Chemical Financial Corp.		1,552	30,931
CIT Group, Inc.	*	6,132	260,917
Citizens Republic Bancorp, Inc.	*	67,597	60,155
City Holding Co.	†	250	8,840
City National Corp./California		1,548	88,313
CoBiz Financial, Inc.		1,063	7,388
Comerica, Inc.		7,729	283,809
Commerce Bancshares, Inc./Missouri		2,594	104,901
Community Bank System, Inc.	†	1,402	34,027
Community Trust Bancorp, Inc.	†	665	18,401
Cullen/Frost Bankers, Inc.		2,502	147,668
CVB Financial Corp.	†	4,084	38,022
East West Bancorp, Inc.		7,969	174,999
Eastern Virginia Bankshares, Inc.		6,402	23,111
Fidelity Southern Corp.	*	1,448	11,584
Fifth Third Bancorp		34,539	479,401
Financial Institutions, Inc.		749	13,108
First BanCorp. (Puerto Rico)	*†	215	1,075
First Bancorp/North Carolina	†	643	8,526
First Busey Corp.		2,407	12,228
First Citizens BancShares, Inc./North Carolina, Class A		254	50,947
First Commonwealth Financial Corp.		2,619	17,940
First Financial Bancorp	†	1,895	31,628
First Financial Bankshares, Inc.	†	333	17,106

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
First Horizon National Corp.	†	8,735	$97,919
First Merchants Corp.	†	874	7,228
First Midwest Bancorp, Inc./Illinois		2,002	23,604
First of Long Island Corp. (The)		986	27,361
FirstMerit Corp.	†	3,950	67,387
FNB Corp./Pennsylvania	†	3,344	35,246
Fulton Financial Corp.	†	6,533	72,582
Glacier Bancorp, Inc.	†	1,771	26,654
Guaranty Bancorp	*	5,300	6,837
Hancock Holding Co.	†	1,041	34,186
Hanmi Financial Corp.	*†	7,200	8,928
Heritage Financial Corp./Washington	*†	332	4,704
Home Bancshares, Inc./Arkansas	†	1,170	26,618
Huntington Bancshares, Inc./Ohio		26,837	178,198
IBERIABANK Corp.		966	58,086
Independent Bank Corp./Massachusetts	†	874	23,607
Independent Bank Corp./Michigan	*	208	666
Integra Bank Corp.	*†	848	237
International Bancshares Corp.	†	3,248	59,568
KeyCorp		27,431	243,587
M&T Bank Corp.	†	3,305	292,393
Marshall & Ilsley Corp.		26,233	209,602
MB Financial, Inc.		931	19,514
Merchants Bancshares, Inc.		571	15,120
Midsouth Bancorp, Inc.		522	7,548
MidWestOne Financial Group, Inc.	†	552	8,192
National Penn Bancshares, Inc.		2,758	21,347
NBT Bancorp, Inc.	†	1,000	22,790
Northern States Financial Corp.	*†	772	1,150
Old National Bancorp/Indiana		3,552	38,077
Pacific Capital Bancorp NA	*†	281	8,329
Pacific Premier Bancorp, Inc.	*	976	6,647
PacWest Bancorp	†	894	19,445
Park National Corp.	†	728	48,645
Peoples Bancorp, Inc./Ohio	†	814	9,784
Peoples Financial Corp./Mississippi		883	13,987
Pinnacle Financial Partners, Inc.	*†	1,818	30,070
PNC Financial Services Group, Inc.		20,071	1,264,272
Popular, Inc. (Puerto Rico)	*	53,808	156,581
PrivateBancorp, Inc.		1,200	18,348
Prosperity Bancshares, Inc.	†	2,300	98,371
Regions Financial Corp.		41,501	301,297
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	31,226
Royal Bancshares of Pennsylvania, Inc., Class A	*†	882	1,605
S&T Bancorp, Inc.		955	20,599
Sandy Spring Bancorp, Inc.		344	6,350
Shore Bancshares, Inc.		826	8,053
Signature Bank/New York	*	1,900	107,160
Simmons First National Corp., Class A	†	911	24,679
Sterling Bancorp/New York	†	1,476	14,775
Sterling Bancshares, Inc./Texas		2,422	20,853
Sterling Financial Corp./Washington	*	38	639
Suffolk Bancorp	†	1,100	23,078
SunTrust Banks, Inc.		19,144	552,113
Superior Bancorp	*†	223	78
Susquehanna Bancshares, Inc.	†	2,932	27,414
SVB Financial Group	*†	1,437	81,808
Synovus Financial Corp.	†	41,667	100,001

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
TCF Financial Corp.	†	6,104	$96,809
Texas Capital Bancshares, Inc.	*†	2,821	73,318
Tompkins Financial Corp.		730	30,332
TowneBank/Virginia	†	1,406	22,018
Trustmark Corp.		2,435	57,028
U.S. Bancorp		76,378	2,018,671
UMB Financial Corp.	†	1,211	45,237
Umpqua Holdings Corp.		1,151	13,167
United Bankshares, Inc.	†	2,134	56,594
United Community Banks, Inc./Georgia	*†	2,272	5,385
Valley National Bancorp		6,259	87,376
Washington Trust Bancorp, Inc.		500	11,870
Webster Financial Corp.	†	2,393	51,282
Wells Fargo & Co.		193,650	6,138,705
WesBanco, Inc.		1,699	35,186
Westamerica Bancorporation	†	1,628	83,630
Western Alliance Bancorp	*†	1,400	11,508
Whitney Holding Corp./Louisiana		2,371	32,293
Wilmington Trust Corp.		3,204	14,482
Wintrust Financial Corp.	†	1,017	37,375
Zions Bancorporation	†	5,053	116,522

			16,992,275

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	58,168
ACCO Brands Corp.	*	1,319	12,583
APAC Customer Services, Inc.	*†	1,972	11,852
Avery Dennison Corp.		3,924	164,651
Brink’s Co. (The)		2,084	69,001
Cenveo, Inc.	*	4,741	30,959
Cintas Corp.		5,365	162,398
Clean Harbors, Inc.	*	1,207	119,083
Consolidated Graphics, Inc.	*	776	42,393
Copart, Inc.	*	3,582	155,208
Corrections Corp. of America	*	5,700	139,080
Courier Corp.		424	5,919
Covanta Holding Corp.	†	4,185	71,480
Deluxe Corp.	†	2,098	55,681
EnergySolutions, Inc.		4,049	24,132
Ennis, Inc.	†	695	11,836
G&K Services, Inc., Class A	†	1,008	33,516
Geo Group, Inc. (The)	*	2,456	62,972
Healthcare Services Group, Inc.	†	5,603	98,501
Herman Miller, Inc.		3,155	86,731
HNI Corp.	†	2,512	79,279
Interface, Inc., Class A	†	3,357	62,071
Iron Mountain, Inc.		7,146	223,169
Kimball International, Inc., Class B	†	1,500	10,500
Knoll, Inc.	†	2,701	56,613
M&F Worldwide Corp.	*†	780	19,594
McGrath Rentcorp		916	24,979
Mine Safety Appliances Co.	†	1,444	52,951
Mobile Mini, Inc.	*†	2,000	48,040
Perma-Fix Environmental Services, Inc.	*	5,502	8,308
Pitney Bowes, Inc.	†	1,828	46,961
R.R. Donnelley & Sons Co.		8,887	168,142
Republic Services, Inc.		14,202	426,628
Rollins, Inc.		1,486	30,166
Standard Register Co. (The)		1,650	5,478
Steelcase, Inc., Class A		1,992	22,669
Stericycle, Inc.	*†	3,138	278,246
Sykes Enterprises, Inc.	*	1,423	28,133

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Tetra Tech, Inc.	*	2,114	$52,195
TRC Cos., Inc.	*	327	1,579
United Stationers, Inc.	†	1,278	90,802
Viad Corp.	†	937	22,432
Virco Mfg. Corp.		799	2,597
Waste Connections, Inc.		3,543	102,003
Waste Management, Inc.	†	11,664	435,534

			3,715,213

Communications Equipment—2.1%
ADTRAN, Inc.		3,197	135,745
Alliance Fiber Optic Products, Inc.	*	963	10,786
AltiGen Communications, Inc.	*	4,109	4,150
Anaren, Inc.	*	813	16,341
Arris Group, Inc.	*	3,613	46,030
Aviat Networks, Inc.	*†	2,182	11,281
Black Box Corp.	†	865	30,405
Blonder Tongue Laboratories, Inc.	*	2,285	4,684
Blue Coat Systems, Inc.	*	1,072	30,188
Brocade Communications Systems, Inc.	*	14,008	86,149
Ciena Corp.	*†	5,950	154,462
Cisco Systems, Inc.		219,136	3,758,182
Comtech Telecommunications Corp.		1,350	36,693
Digi International, Inc.	*†	1,976	20,867
Ditech Networks, Inc.	*	1,360	1,972
EchoStar Corp., Class A	*	1,877	71,044
Emcore Corp.	*†	1,219	3,145
EMS Technologies, Inc.	*†	960	18,869
Emulex Corp.	*	3,408	36,363
EndWave Corp.	*	911	2,186
Extreme Networks, Inc.	*†	4,491	15,719
F5 Networks, Inc.	*	2,664	273,247
Finisar Corp.	*†	856	21,058
Harmonic, Inc.	*	2,820	26,452
Harris Corp.		6,090	302,064
Infinera Corp.	*†	4,191	35,163
InterDigital, Inc.	†	2,803	133,731
Ixia	*†	2,330	37,000
JDS Uniphase Corp.	*	7,444	155,133
Juniper Networks, Inc.	*	17,553	738,630
KVH Industries, Inc.	*	375	5,670
Motorola Mobility Holdings, Inc.	*	10,553	257,493
Motorola Solutions, Inc.	*	12,061	539,006
NETGEAR, Inc.	*	1,206	39,123
Network Engines, Inc.	*	1,329	2,698
Numerex Corp., Class A	*	1,800	17,820
Oclaro, Inc.	*†	363	4,178
Oplink Communications, Inc.	*†	758	14,773
Optical Cable Corp.		240	1,193
Parkervision, Inc.	*†	1,052	736
Performance Technologies, Inc.	*	793	1,689
Plantronics, Inc.		1,826	66,868
Polycom, Inc.	*	4,177	216,577
Powerwave Technologies, Inc.	*	2,434	10,977
QUALCOMM, Inc.		64,405	3,531,326
Riverbed Technology, Inc.	*†	3,698	139,230
SeaChange International, Inc.	*	958	9,101
Sonus Networks, Inc.	*	10,700	40,232
Sycamore Networks, Inc.		991	24,210
Tekelec	*†	2,569	20,860
Tellabs, Inc.	†	19,143	100,309
Tollgrade Communications, Inc.	*	601	6,058
UTStarcom, Inc. (China)	*	4,555	10,704

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Viasat, Inc.	*†	1,190	$47,410
Westell Technologies, Inc., Class A	*	1,821	6,374
Zoom Technologies, Inc. (China)	*†	542	1,794

			11,334,148

Computers & Peripherals—3.7%
ADPT Corp.	*	3,850	11,319
Apple, Inc.	*	34,459	12,007,239
Avid Technology, Inc.	*†	1,448	32,290
Concurrent Computer Corp.	*	190	1,208
Cray, Inc.	*	714	4,605
Dataram Corp.	*†	1,175	2,632
Dell, Inc.	*	65,211	946,212
Diebold, Inc.		3,079	109,181
Dot Hill Systems Corp.	*	1,396	3,951
Electronics for Imaging, Inc.	*†	2,638	38,805
EMC Corp.	*	78,184	2,075,785
Hewlett-Packard Co.		82,514	3,380,599
Hutchinson Technology, Inc.	*†	1,149	3,240
Hypercom Corp.	*	1,992	23,964
iGO, Inc.	*†	674	1,901
Imation Corp.	*†	1,564	17,423
Intermec, Inc.	*†	2,374	25,615
Lexmark International, Inc., Class A	*	1,492	55,264
NCR Corp.	*	7,848	147,856
NetApp, Inc.	*	13,373	644,311
Novatel Wireless, Inc.	*	1,358	7,415
Overland Storage, Inc.	*†	160	358
Presstek, Inc.	*†	945	1,966
QLogic Corp.	*	3,731	69,210
Quantum Corp.	*	6,681	16,836
SanDisk Corp.	*	8,969	413,381
Silicon Graphics International Corp.	*†	1,843	39,440
STEC, Inc.	*†	1,255	25,213
Stratasys, Inc.	*	1,782	83,754
Synaptics, Inc.	*†	1,586	42,854
TransAct Technologies, Inc.	*	888	10,612
Western Digital Corp.	*	8,356	311,595

			20,556,034

Construction & Engineering—0.3%
Aecom Technology Corp.	*	3,236	89,734
Comfort Systems USA, Inc.	†	2,179	30,659
Dycom Industries, Inc.	*	2,076	35,998
EMCOR Group, Inc.	*	2,908	90,061
Fluor Corp.		4,946	364,322
Furmanite Corp.	*†	1,100	8,800
Granite Construction, Inc.	†	1,889	53,081
Insituform Technologies, Inc., Class A	*†	1,223	32,715
Jacobs Engineering Group, Inc.	*	4,968	255,504
KBR, Inc.		6,464	244,145
Layne Christensen Co.	*†	510	17,595
MasTec, Inc.	*	2,049	42,619
Quanta Services, Inc.	*†	8,861	198,752
Shaw Group, Inc. (The)	*	2,182	77,265
Tutor Perini Corp.	†	960	23,386
URS Corp.	*†	2,934	135,111

			1,699,747

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	63,031
Headwaters, Inc.	*	2,095	12,360
Martin Marietta Materials, Inc.		1,737	155,757
Texas Industries, Inc.	†	1,116	50,477

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Vulcan Materials Co.	†	3,605	$164,388

			446,013

Consumer Finance—0.7%
Advance America Cash Advance Centers, Inc.		21,480	113,844
American Express Co.		39,008	1,763,162
Capital One Financial Corp.		16,201	841,804
Cash America International, Inc.		685	31,544
CompuCredit Holdings Corp.	*	59	388
Discover Financial Services		18,027	434,811
Ezcorp, Inc., Class A	*	2,031	63,753
First Marblehead Corp. (The)	*†	2,764	6,081
Nelnet, Inc., Class A	†	481	10,500
SLM Corp.	*	20,100	307,530
World Acceptance Corp.	*	639	41,663

			3,615,080

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	11,056
AptarGroup, Inc.		3,130	156,907
Ball Corp.		9,352	335,269
Bemis Co., Inc.		1,316	43,178
Crown Holdings, Inc.	*	3,283	126,658
Greif, Inc., Class A		852	55,729
Myers Industries, Inc.	†	1,716	17,040
Owens-Illinois, Inc.	*	6,064	183,072
Packaging Corp. of America		4,339	125,354
Rock-Tenn Co., Class A	†	1,450	100,558
Sealed Air Corp.		2,704	72,089
Silgan Holdings, Inc.		908	34,631
Sonoco Products Co.		3,353	121,479
Temple-Inland, Inc.		4,506	105,440

			1,488,460

Distributors—0.1%
Audiovox Corp., Class A	*	1,218	9,744
Genuine Parts Co.		3,417	183,288
LKQ Corp.	*†	7,000	168,700
Pool Corp.		2,434	58,684

			420,416

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	28,234
Apollo Group, Inc., Class A	*	5,209	217,267
Career Education Corp.	*†	4,167	94,674
Coinstar, Inc.	*†	1,075	49,364
Corinthian Colleges, Inc.	*†	3,624	16,018
DeVry, Inc.		2,980	164,109
H&R Block, Inc.	†	11,402	190,869
Hillenbrand, Inc.		1,576	33,884
ITT Educational Services, Inc.	*†	1,873	135,137
Jackson Hewitt Tax Service, Inc.	*†	1,779	1,067
Learning Tree International, Inc.	†	766	6,733
Matthews International Corp., Class A		1,052	40,555
Pre-Paid Legal Services, Inc.	*†	779	51,414
Princeton Review, Inc.	*†	818	312
Regis Corp.	†	1,818	32,251
Service Corp. International		11,775	130,232
Sotheby’s		2,623	137,970
Steiner Leisure Ltd. (Bahamas)	*†	1,503	69,529
Stewart Enterprises, Inc., Class A	†	4,115	31,439
Strayer Education, Inc.	†	551	71,900
Universal Technical Institute, Inc.	†	418	8,130

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Weight Watchers International, Inc.		1,826	$128,003

			1,639,091

Diversified Financial Services—3.6%
Bank of America Corp.		399,738	5,328,508
Citigroup, Inc.	*	1,144,601	5,059,136
CME Group, Inc.		2,698	813,582
Interactive Brokers Group, Inc., Class A		1,570	24,947
IntercontinentalExchange, Inc.	*	2,776	342,947
JPMorgan Chase & Co.		151,051	6,963,451
Leucadia National Corp.		6,084	228,393
Moody’s Corp.		6,057	205,393
MSCI, Inc., Class A	*	3,439	126,624
NASDAQ OMX Group, Inc. (The)	*	5,431	140,337
NYSE Euronext		9,567	336,471
PHH Corp.	*	2,212	48,155
Pico Holdings, Inc.	*	1,150	34,569
Portfolio Recovery Associates, Inc.	*	504	42,906
Resource America, Inc., Class A		1,287	8,237

			19,703,656

Diversified Telecommunication Services—2.4%
8x8, Inc.	*	3,048	8,565
Alaska Communications Systems Group, Inc.	†	2,850	30,352
AT&T, Inc.		230,265	7,046,109
CenturyLink, Inc.	†	10,425	433,159
Cincinnati Bell, Inc.	*†	35,531	95,223
Cogent Communications Group, Inc.	*	2,886	41,183
Frontier Communications Corp.	†	39,354	323,490
General Communication, Inc., Class A	*	2,516	27,525
HickoryTech Corp.	†	651	5,918
IDT Corp., Class B		1,600	43,120
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	115,045	169,116
PAETEC Holding Corp.	*†	5,459	18,233
Premiere Global Services, Inc.	*†	2,174	16,566
Qwest Communications International, Inc.		54,773	374,099
Superior TeleCom, Inc.	*‡d	2,013	—
SureWest Communications	*	184	2,646
tw telecom inc.	*	1,928	37,018
Verizon Communications, Inc.		110,434	4,256,126
Windstream Corp.		18,492	237,992

			13,166,440

Electric Utilities—1.5%
Allete, Inc.		1,243	48,440
American Electric Power Co., Inc.		17,879	628,268
Central Vermont Public Service Corp.		540	12,577
Cleco Corp.		2,109	72,318
DPL, Inc.	†	807	22,120
Duke Energy Corp.		54,217	984,039
Edison International		12,222	447,203
El Paso Electric Co.	*†	1,748	53,139
Empire District Electric Co. (The)	†	1,197	26,083
Entergy Corp.		5,441	365,690
Exelon Corp.		24,553	1,012,566
FirstEnergy Corp.		12,192	452,201
Great Plains Energy, Inc.	†	3,450	69,069
Hawaiian Electric Industries, Inc.	†	3,066	76,037
IDACORP, Inc.	†	1,515	57,721

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
ITC Holdings Corp.		1,539	$107,576
MGE Energy, Inc.	†	1,559	63,124
NextEra Energy, Inc.		16,813	926,733
Northeast Utilities		5,201	179,955
NV Energy, Inc.		7,959	118,509
Otter Tail Corp.	†	1,095	24,889
Pepco Holdings, Inc.		7,066	131,781
Pinnacle West Capital Corp.		3,789	162,131
PNM Resources, Inc.	†	2,169	32,361
Portland General Electric Co.		1,100	26,147
PPL Corp.		14,691	371,682
Progress Energy, Inc.		10,369	478,426
Southern Co.		33,923	1,292,805
UIL Holdings Corp.		1,496	45,658
Unisource Energy Corp.		1,571	56,760
Unitil Corp.		420	9,895
Westar Energy, Inc.		4,032	106,525

			8,462,428

Electrical Equipment—0.7%
Active Power, Inc.	*	1,093	3,224
Acuity Brands, Inc.	†	1,873	109,552
American Superconductor Corp.	*†	1,147	28,526
AMETEK, Inc.		6,351	278,618
AZZ, Inc.	†	1,582	72,139
Babcock & Wilcox Co. (The)	*	5,852	195,340
Belden, Inc.	†	1,894	71,120
Brady Corp., Class A		2,402	85,727
Capstone Turbine Corp.	*†	34,249	61,991
Emerson Electric Co.		26,374	1,541,033
Encore Wire Corp.		1,400	34,076
Franklin Electric Co., Inc.	†	902	41,672
FuelCell Energy, Inc.	*†	1,938	4,147
General Cable Corp.	*†	3,772	163,328
GrafTech International Ltd.	*†	3,487	71,937
Hubbell, Inc., Class B		2,078	147,600
II-VI, Inc.	*†	682	33,930
LSI Industries, Inc.		1,083	7,841
Magnetek, Inc.	*	1,406	3,093
Orbit International Corp.	*	2,812	9,701
Plug Power, Inc.	*†	2,704	2,055
Powell Industries, Inc.	*†	1,045	41,215
Regal-Beloit Corp.	†	1,272	93,912
Rockwell Automation, Inc.		4,331	409,929
Roper Industries, Inc.	†	2,980	257,651
Servotronics, Inc.	*	3,205	28,044
Thomas & Betts Corp.	*	2,428	144,393
Ultralife Corp.	*	416	2,105
Universal Security Instruments, Inc.	*	1,866	14,368
Valence Technology, Inc.	*†	6,972	10,876
Vicor Corp.	†	1,380	22,756
Woodward, Inc.		2,448	84,603

			4,076,502

Electronic Equipment, Instruments & Components—0.8%
Agilysys, Inc.	*†	1,335	7,663
Amphenol Corp., Class A		7,376	401,181
Anixter International, Inc.	†	1,723	120,420
Arrow Electronics, Inc.	*	4,585	192,020
Avnet, Inc.	*	5,129	174,848
AVX Corp.		2,270	33,846
Benchmark Electronics, Inc.	*†	2,520	47,804
Brightpoint, Inc.	*	2,358	25,561
CalAmp Corp.	*	550	1,842

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Checkpoint Systems, Inc.	*†	1,441	$32,394
Cognex Corp.	†	2,023	57,150
Coherent, Inc.	*	1,348	78,332
Corning, Inc.		52,776	1,088,769
CTS Corp.	†	1,580	17,064
Daktronics, Inc.	†	927	9,965
Dolby Laboratories, Inc., Class A	*	1,370	67,418
DTS, Inc.	*	755	35,206
Echelon Corp.	*	1,769	17,920
Electro Rent Corp.		950	16,321
Electro Scientific Industries, Inc.	*	1,421	24,669
FARO Technologies, Inc.	*†	453	18,120
FLIR Systems, Inc.	†	5,608	194,093
Frequency Electronics, Inc.	*	821	8,423
Gerber Scientific, Inc.	*†	1,608	15,051
ID Systems, Inc.	*	2,016	9,274
Identive Group, Inc.	*	1,494	3,944
Ingram Micro, Inc., Class A	*	1,030	21,661
Insight Enterprises, Inc.	*	2,054	34,980
Iteris, Inc.	*	4,263	6,139
Itron, Inc.	*	955	53,900
Jabil Circuit, Inc.		8,287	169,303
L-1 Identity Solutions, Inc.	*	1,637	19,284
Lightpath Technologies, Inc., Class A	*†	1,526	3,174
Littelfuse, Inc.	†	909	51,904
LRAD Corp.	*†	3,686	10,284
Maxwell Technologies, Inc.	*	370	6,390
Mercury Computer Systems, Inc.	*†	963	20,377
Mesa Laboratories, Inc.		1,200	35,976
Methode Electronics, Inc.	†	1,383	16,707
Molex, Inc.	†	5,599	140,647
MTS Systems Corp.	†	1,342	61,128
National Instruments Corp.		5,121	167,815
Newport Corp.	*	1,614	28,778
OSI Systems, Inc.	*	867	32,538
Park Electrochemical Corp.	†	1,086	35,023
PC Connection, Inc.	*	854	7,566
Planar Systems, Inc.	*†	785	2,159
Plexus Corp.	*†	1,884	66,053
Power-One, Inc.	*†	3,459	30,266
Pulse Electronics Corp.	†	1,866	11,289
Radisys Corp.	*†	961	8,322
Research Frontiers, Inc.	*†	752	5,129
Rofin-Sinar Technologies, Inc.	*	2,200	86,900
Rogers Corp.	*†	803	36,183
Sanmina-SCI Corp.	*	3,577	40,098
ScanSource, Inc.	*†	1,126	42,777
Sigmatron International, Inc.	*	282	1,528
Spectrum Control, Inc.	*	1,195	23,518
SYNNEX Corp.	*	104	3,404
Tech Data Corp.	*	2,057	104,619
Trimble Navigation Ltd.	*	4,318	218,232
TTM Technologies, Inc.	*†	1,639	29,764
Universal Display Corp.	*†	1,350	74,304
Vishay Intertechnology, Inc.	*†	6,172	109,491
Vishay Precision Group, Inc.	*†	440	6,895
Wayside Technology Group, Inc.		1,787	24,500
X-Rite, Inc.	*†	1,890	8,977
Zygo Corp.	*	967	14,137

			4,571,417

Energy Equipment & Services—2.6%
Atwood Oceanics, Inc.	*	1,298	60,266

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Baker Hughes, Inc.		13,177	$967,587
Basic Energy Services, Inc.	*†	1,600	40,816
Bristow Group, Inc.	*†	982	46,449
Cal Dive International, Inc.	*	4,816	33,616
Cameron International Corp.	*	9,319	532,115
CARBO Ceramics, Inc.	†	1,137	160,453
Complete Production Services, Inc.	*†	1,200	38,172
Dawson Geophysical Co.	*	924	40,545
Diamond Offshore Drilling, Inc.	†	1,577	122,533
Dresser-Rand Group, Inc.	*†	2,924	156,785
Dril-Quip, Inc.	*†	880	69,546
Exterran Holdings, Inc.	*†	2,465	58,494
FMC Technologies, Inc.	*	5,390	509,247
Global Industries Ltd.	*	2,539	24,857
Gulfmark Offshore, Inc., Class A	*	1,000	44,510
Halliburton Co.		34,838	1,736,326
Helix Energy Solutions Group, Inc.	*†	3,853	66,272
Helmerich & Payne, Inc.		3,926	269,677
Hercules Offshore, Inc.	*	5,226	34,544
Hornbeck Offshore Services, Inc.	*†	1,800	55,530
ION Geophysical Corp.	*†	13,280	168,523
Key Energy Services, Inc.	*†	14,250	221,588
Lufkin Industries, Inc.		2,000	186,940
Matrix Service Co.	*	468	6,505
McDermott International, Inc.	*	11,704	297,165
Mitcham Industries, Inc.	*	1,100	15,015
Nabors Industries Ltd. (Bermuda)	*	10,988	333,815
National Oilwell Varco, Inc.		16,517	1,309,303
Newpark Resources, Inc.	*	3,484	27,384
Oceaneering International, Inc.	*	2,232	199,652
Oil States International, Inc.	*	2,026	154,260
OYO Geospace Corp.	*	550	54,219
Parker Drilling Co.	*	3,755	25,947
Patterson-UTI Energy, Inc.		6,712	197,266
PHI, Inc.	*	774	17,121
Pioneer Drilling Co.	*	2,700	37,260
Pride International, Inc.	*	5,416	232,617
Rowan Cos., Inc.	*	3,918	173,097
Schlumberger Ltd.		52,928	4,936,065
SEACOR Holdings, Inc.		713	65,924
Superior Energy Services, Inc.	*	2,900	118,900
Tesco Corp. (Canada)	*	3,185	69,911
Tetra Technologies, Inc.	*	2,352	36,221
Tidewater, Inc.		78	4,668
Unit Corp.	*	1,702	105,439

			14,063,145

Food & Staples Retailing—1.9%
Andersons, Inc. (The)		700	34,104
Arden Group, Inc., Class A		260	19,841
BJ’s Wholesale Club, Inc.	*	2,859	139,576
Casey’s General Stores, Inc.		1,608	62,712
Costco Wholesale Corp.		14,385	1,054,708
CVS Caremark Corp.		51,118	1,754,370
Kroger Co. (The)		19,202	460,272
Nash Finch Co.		674	25,572
Pantry, Inc. (The)	*†	1,200	17,796
Rite Aid Corp.	*†	25,982	27,541
Ruddick Corp.	†	1,967	75,907
Safeway, Inc.		13,125	308,962
SUPERVALU, Inc.	†	8,154	72,815
Sysco Corp.		22,511	623,555
United Natural Foods, Inc.	*†	1,912	85,696
Walgreen Co.		36,291	1,456,721

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wal-Mart Stores, Inc.		73,970	$3,850,138
Weis Markets, Inc.	†	382	15,456
Whole Foods Market, Inc.		5,036	331,872
Winn-Dixie Stores, Inc.	*†	3,309	23,626

			10,441,240

Food Products—1.7%
Archer-Daniels-Midland Co.		23,265	837,773
Bridgford Foods Corp.	†	559	6,266
Bunge Ltd.		4,700	339,951
Campbell Soup Co.		5,629	186,376
Chiquita Brands International, Inc.	*	2,150	32,981
ConAgra Foods, Inc.		17,187	408,191
Corn Products International, Inc.		3,164	163,959
Darling International, Inc.	*	3,150	48,416
Dean Foods Co.	*†	6,281	62,810
Farmer Bros. Co.	†	930	11,272
Flowers Foods, Inc.	†	4,140	112,732
Fresh Del Monte Produce, Inc.	†	567	14,804
General Mills, Inc.		23,368	854,100
Green Mountain Coffee Roasters, Inc.	*†	6,747	435,924
Griffin Land & Nurseries, Inc.	†	650	20,917
H.J. Heinz Co.		10,532	514,172
Hain Celestial Group, Inc. (The)	*†	1,426	46,031
Hershey Co. (The)		6,664	362,188
Hormel Foods Corp.	†	6,390	177,898
Inventure Foods, Inc.	*	5,272	20,455
J&J Snack Foods Corp.	†	761	35,820
J.M. Smucker Co. (The)		4,592	327,823
Kellogg Co.		10,132	546,925
Kraft Foods, Inc., Class A		61,319	1,922,964
Lancaster Colony Corp.	†	1,389	84,173
McCormick & Co., Inc.		4,101	196,151
Mead Johnson Nutrition Co.		4,802	278,180
Ralcorp Holdings, Inc.	*	2,312	158,210
Sanderson Farms, Inc.	†	864	39,675
Sara Lee Corp.		26,476	467,831
Smithfield Foods, Inc.	*	4,682	112,649
Snyders-Lance, Inc.	†	1,370	27,195
Tootsie Roll Industries, Inc.	†	643	18,228
TreeHouse Foods, Inc.	*†	1,256	71,429
Tyson Foods, Inc., Class A		10,231	196,333

			9,140,802

Gas Utilities—0.3%
AGL Resources, Inc.		2,166	86,293
Atmos Energy Corp.		2,732	93,161
Chesapeake Utilities Corp.	†	949	39,497
Delta Natural Gas Co., Inc.		380	11,981
Energen Corp.		2,644	166,889
Laclede Group, Inc. (The)	†	1,025	39,053
National Fuel Gas Co.		3,639	269,286
New Jersey Resources Corp.	†	1,681	72,199
Nicor, Inc.		1,828	98,164
Northwest Natural Gas Co.		1,183	54,572
Oneok, Inc.		3,908	261,367
Piedmont Natural Gas Co., Inc.	†	2,740	83,159
Questar Corp.		7,412	129,339
South Jersey Industries, Inc.	†	2,014	112,724
Southwest Gas Corp.	†	1,252	48,791
UGI Corp.		2,720	89,488
WGL Holdings, Inc.	†	2,315	90,285

			1,746,248

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—1.8%
Abaxis, Inc.	*	749	$21,601
ABIOMED, Inc.	*	886	12,874
Alere, Inc.	*	3,011	117,851
Align Technology, Inc.	*	2,449	50,155
American Medical Systems Holdings, Inc.	*†	3,000	64,920
Analogic Corp.	†	593	33,534
Baxter International, Inc.		22,443	1,206,760
Beckman Coulter, Inc.		2,512	208,672
Becton Dickinson and Co.		8,590	683,936
Biolase Technology, Inc.	*†	773	3,763
Boston Scientific Corp.	*	53,540	384,953
C.R. Bard, Inc.	†	3,904	387,706
CareFusion Corp.	*	6,833	192,691
Cerus Corp.	*†	1,010	2,919
Conceptus, Inc.	*	1,047	15,129
CONMED Corp.	*†	1,362	35,793
Cooper Cos., Inc. (The)		1,627	112,995
CryoLife, Inc.	*	937	5,716
Cyberonics, Inc.	*†	956	30,410
DENTSPLY International, Inc.		5,668	209,659
Edwards Lifesciences Corp.	*	4,494	390,978
Gen-Probe, Inc.	*†	1,849	122,681
Greatbatch, Inc.	*†	942	24,925
Haemonetics Corp.	*	1,157	75,830
Hill-Rom Holdings, Inc.		1,576	59,856
Hologic, Inc.	*	9,792	217,382
ICU Medical, Inc.	*†	605	26,487
IDEXX Laboratories, Inc.	*	1,985	153,282
Immucor, Inc.	*†	1,828	36,158
Integra LifeSciences Holdings Corp.	*†	1,190	56,430
Intuitive Surgical, Inc.	*	1,260	420,160
Invacare Corp.	†	1,333	41,483
Kensey Nash Corp.	*	866	21,572
Kinetic Concepts, Inc.	*†	2,200	119,724
Masimo Corp.	†	1,500	49,650
Medtronic, Inc.		42,411	1,668,873
Meridian Bioscience, Inc.	†	1,158	27,780
Merit Medical Systems, Inc.	*†	2,519	49,423
NuVasive, Inc.	*†	990	25,067
OraSure Technologies, Inc.	*	1,687	13,260
Palomar Medical Technologies, Inc.	*†	1,116	16,573
ResMed, Inc.	*†	6,068	182,040
RTI Biologics, Inc.	*	807	2,308
SonoSite, Inc.	*	1,012	33,720
Spectranetics Corp.	*†	1,045	4,922
St. Jude Medical, Inc.		11,448	586,824
Staar Surgical Co.	*†	848	4,723
STERIS Corp.		2,777	95,918
Stryker Corp.		10,105	614,384
SurModics, Inc.	*	675	8,437
Synovis Life Technologies, Inc.	*	346	6,636
Teleflex, Inc.		1,322	76,650
Theragenics Corp.	*	1,492	3,133
ThermoGenesis Corp.	*	1,079	2,255
Thoratec Corp.	*†	2,306	59,795
Urologix, Inc.	*	1,050	661
Varian Medical Systems, Inc.	*	4,761	322,034
Volcano Corp.	*	1,970	50,432
West Pharmaceutical Services, Inc.	†	1,704	76,288
Wright Medical Group, Inc.	*†	1,309	22,266
Young Innovations, Inc.	†	677	21,258

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zimmer Holdings, Inc.	*	6,941	$420,139
Zoll Medical Corp.	*†	850	38,088

			10,032,522

Health Care Providers & Services—2.2%
Aetna, Inc.		12,020	449,909
Alliance HealthCare Services, Inc.	*	1,429	6,316
Almost Family, Inc.	*	422	15,884
Amedisys, Inc.	*†	1,698	59,430
AMERIGROUP Corp.	*†	1,950	125,288
AmerisourceBergen Corp.		11,686	462,298
AMN Healthcare Services, Inc.	*†	1,507	13,051
Amsurg Corp.	*†	1,423	36,201
BioScrip, Inc.	*	1,095	5,157
Brookdale Senior Living, Inc.	*	2,200	61,600
Cardinal Health, Inc.		13,667	562,124
CardioNet, Inc.	*	1,151	5,513
Catalyst Health Solutions, Inc.	*	1,864	104,254
Centene Corp.	*	1,972	65,037
Chemed Corp.		1,162	77,401
Chindex International, Inc.	*†	822	13,193
CIGNA Corp.		7,259	321,429
Community Health Systems, Inc.	*	4,282	171,237
Coventry Health Care, Inc.	*	6,568	209,454
Cross Country Healthcare, Inc.	*	1,339	10,484
DaVita, Inc.	*	3,507	299,884
Express Scripts, Inc.	*	21,030	1,169,478
Gentiva Health Services, Inc.	*†	1,474	41,316
Hanger Orthopedic Group, Inc.	*†	1,083	28,190
Health Management Associates, Inc., Class A	*	9,953	108,488
Health Net, Inc.	*	3,209	104,934
Healthspring, Inc.	*	2,400	89,688
Healthways, Inc.	*†	1,362	20,934
Henry Schein, Inc.	*	3,652	256,261
HMS Holdings Corp.	*†	1,410	115,408
Humana, Inc.	*	4,622	323,263
Kindred Healthcare, Inc.	*	1,800	42,984
Laboratory Corp. of America Holdings	*†	4,321	398,094
Landauer, Inc.		598	36,789
LCA-Vision, Inc.	*	616	4,158
LifePoint Hospitals, Inc.	*†	2,149	86,347
Lincare Holdings, Inc.		3,193	94,704
Magellan Health Services, Inc.	*	1,400	68,712
McKesson Corp.		9,930	784,966
Medco Health Solutions, Inc.	*	15,371	863,235
Mednax, Inc.	*	2,182	145,343
National Healthcare Corp.	†	431	20,037
National Research Corp.		1,250	42,425
NovaMed, Inc.	*	416	5,491
Omnicare, Inc.		4,277	128,267
Owens & Minor, Inc.	†	2,434	79,056
Patterson Cos., Inc.	†	5,546	178,526
PDI, Inc.	*†	703	5,701
PharMerica Corp.	*	1,365	15,616
PSS World Medical, Inc.	*†	3,574	97,034
Psychemedics Corp.		302	3,337
Quest Diagnostics, Inc.		3,899	225,050
RehabCare Group, Inc.	*	739	27,247
Sun Healthcare Group, Inc.	*†	694	9,765
Sunrise Senior Living, Inc.	*	1,950	23,264
Tenet Healthcare Corp.	*	19,289	143,703
U.S. Physical Therapy, Inc.		1,300	29,042

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
UnitedHealth Group, Inc.		42,411	$1,916,977
Universal American Corp.		1,812	41,513
Universal Health Services, Inc., Class B		2,466	121,845
VCA Antech, Inc.	*	3,442	86,670
WellCare Health Plans, Inc.	*†	1,500	62,925
WellPoint, Inc.		13,856	967,010

			12,088,937

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	94,770
Cerner Corp.	*†	3,044	338,493
Mediware Information Systems, Inc.	*	1,088	13,513
Omnicell, Inc.	*	783	11,933
Quality Systems, Inc.	†	768	64,005

			522,714

Hotels, Restaurants & Leisure—1.8%
Ambassadors International, Inc.	*†	66	185
Ameristar Casinos, Inc.		300	5,325
Bally Technologies, Inc.	*†	1,971	74,602
Biglari Holdings, Inc.	*	63	26,684
Bob Evans Farms, Inc.		1,465	47,759
Boyd Gaming Corp.	*†	2,619	24,540
Brinker International, Inc.	†	5,167	130,725
Buffalo Wild Wings, Inc.	*	867	47,191
California Pizza Kitchen, Inc.	*†	1,455	24,560
Carnival Corp.		11,468	439,912
CEC Entertainment, Inc.	†	1,614	60,896
Cheesecake Factory, Inc. (The)	*†	3,444	103,630
Chipotle Mexican Grill, Inc.	*†	1,386	377,505
Choice Hotels International, Inc.	†	1,616	62,782
Churchill Downs, Inc.		638	26,477
Cracker Barrel Old Country Store, Inc.	†	2,120	104,177
Darden Restaurants, Inc.		3,930	193,081
DineEquity, Inc.	*†	1,079	59,323
Dover Downs Gaming & Entertainment, Inc.		1,710	6,139
Dover Motorsports, Inc.	*	1,645	3,290
Empire Resorts, Inc.	*	582	361
Gaylord Entertainment Co.	*†	1,772	61,453
International Game Technology		13,402	217,514
International Speedway Corp., Class A	†	1,190	35,462
Interval Leisure Group, Inc.	*†	1,886	30,836
Isle of Capri Casinos, Inc.	*	1,250	11,875
Jack in the Box, Inc.	*	2,874	65,182
Krispy Kreme Doughnuts, Inc.	*†	2,573	18,114
Las Vegas Sands Corp.	*	12,301	519,348
Life Time Fitness, Inc.	*	1,774	66,188
Marcus Corp.	†	1,505	16,405
Marriott International, Inc., Class A		10,755	382,663
McDonald’s Corp.		37,967	2,888,909
MGM Resorts International	*†	8,952	117,719
Morgans Hotel Group Co.	*†	2,300	22,540
Morton’s Restaurant Group, Inc.	*†	2,200	15,862
Multimedia Games, Inc.	*	1,202	6,887
O’Charleys, Inc.	*†	1,091	6,513
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	1,577	19,508
P.F. Chang’s China Bistro, Inc.	†	1,089	50,301
Panera Bread Co., Class A	*†	1,250	158,750
Papa John’s International, Inc.	*†	1,610	50,989

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Peet’s Coffee & Tea, Inc.	*†	637	$30,633
Penn National Gaming, Inc.	*	2,586	95,837
Pinnacle Entertainment, Inc.	*†	1,629	22,187
Red Robin Gourmet Burgers, Inc.	*†	692	18,615
Royal Caribbean Cruises Ltd.	*†	7,613	314,112
Ruby Tuesday, Inc.	*†	2,816	36,918
Scientific Games Corp., Class A	*†	2,517	21,999
Shuffle Master, Inc.	*†	1,527	16,308
Sonic Corp.	*	3,730	33,757
Speedway Motorsports, Inc.		149	2,381
Starbucks Corp.		24,221	894,966
Starwood Hotels & Resorts Worldwide, Inc.		7,939	461,415
Texas Roadhouse, Inc.	†	3,070	52,159
Vail Resorts, Inc.	*†	1,491	72,701
Wendy’s/Arby’s Group, Inc., Class A	†	25,109	126,298
WMS Industries, Inc.	*†	564	19,937
Wyndham Worldwide Corp.		6,992	222,416
Wynn Resorts Ltd.		2,554	324,997
Yum! Brands, Inc.		14,951	768,182

			10,117,980

Household Durables—0.4%
American Greetings Corp., Class A	†	2,760	65,136
Bassett Furniture Industries, Inc.	*	1,139	8,941
Beazer Homes USA, Inc.	*†	1,494	6,828
Blyth, Inc.		460	14,945
Brookfield Homes Corp.	*†	1,218	11,449
D.R. Horton, Inc.		3,903	45,470
Ethan Allen Interiors, Inc.		1,551	33,967
Fortune Brands, Inc.		3,861	238,957
Furniture Brands International, Inc.	*†	2,341	10,651
Harman International Industries, Inc.		2,728	127,725
Helen of Troy Ltd. (Bermuda)	*†	1,333	39,190
Hovnanian Enterprises, Inc., Class A	*†	15,517	54,775
Jarden Corp.	†	2,055	73,096
KB Home	†	3,248	40,405
Kid Brands, Inc.	*†	1,156	8,497
La-Z-Boy, Inc.	*	2,404	22,958
Leggett & Platt, Inc.		2,928	71,736
Lennar Corp., Class A	†	5,675	102,831
M/I Homes, Inc.	*	610	9,144
MDC Holdings, Inc.		1,091	27,657
Meritage Homes Corp.	*†	1,300	31,369
Mohawk Industries, Inc.	*†	2,460	150,429
Newell Rubbermaid, Inc.		3,792	72,541
NVR, Inc.	*	262	198,072
Pulte Group, Inc.	*†	13,539	100,189
Ryland Group, Inc.	†	1,852	29,447
Skyline Corp.	†	720	14,436
Standard Pacific Corp.	*†	2,568	9,579
Stanley Black & Decker, Inc.		3,191	244,431
Tempur-Pedic International, Inc.	*†	1,346	68,188
Toll Brothers, Inc.	*	4,132	81,690
Tupperware Brands Corp.		2,427	144,916
Universal Electronics, Inc.	*†	639	18,889
Whirlpool Corp.		1,858	158,599

			2,337,133

Household Products—1.8%
Central Garden and Pet Co., Class A	*†	1,230	11,328
Church & Dwight Co., Inc.		2,569	203,824
Clorox Co.		4,503	315,525
Colgate-Palmolive Co.		16,371	1,322,122

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Energizer Holdings, Inc.	*†	1,856	$132,073
Kimberly-Clark Corp.		15,061	983,032
Procter & Gamble Co. (The)		108,233	6,667,153
WD-40 Co.	†	949	40,181

			9,675,238

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	350,155
Calpine Corp.	*	16,000	253,920
Constellation Energy Group, Inc.		7,434	231,420
Dynegy, Inc.	*	25,395	144,498
GenOn Energy, Inc.	*	15,396	58,659
NRG Energy, Inc.	*	8,000	172,320
Tegal Corp.	*	312	178

			1,211,150

Industrial Conglomerates—2.0%
3M Co.		25,055	2,342,643
Carlisle Cos., Inc.		2,452	109,237
General Electric Co.		417,795	8,376,790
Seaboard Corp.	†	18	43,434
Standex International Corp.	†	724	27,432
Tredegar Corp.	†	1,606	34,657
United Capital Corp.	*†	690	19,527

			10,953,720

Insurance—3.8%
Aflac, Inc.		19,465	1,027,363
Alleghany Corp.	*	157	51,990
Allied World Assurance Co. Holdings Ltd. (Switzerland)		1,889	118,421
Allstate Corp. (The)		18,288	581,193
Alterra Capital Holdings Ltd. (Bermuda)		1,915	42,781
American Equity Investment Life Holding Co.	†	4,302	56,442
American Financial Group, Inc.		2,657	93,048
American International Group, Inc.	*†	17,601	618,499
American National Insurance Co.		945	74,816
AON Corp.		9,153	484,743
Arch Capital Group Ltd. (Bermuda)	*	1,428	141,643
Argo Group International Holdings Ltd. (Bermuda)		899	29,703
Arthur J. Gallagher & Co.		3,230	98,224
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	96,791
Assurant, Inc.		4,146	159,662
Assured Guaranty Ltd. (Bermuda)		7,538	112,316
Axis Capital Holdings Ltd. (Bermuda)		5,691	198,730
Baldwin & Lyons, Inc., Class B		945	22,132
Berkshire Hathaway, Inc., Class B	*	71,575	5,985,817
Brown & Brown, Inc.		5,036	129,929
Chubb Corp.	†	9,347	573,065
Cincinnati Financial Corp.		6,036	197,981
CNA Financial Corp.		1,422	42,020
CNA Surety Corp.	*	1,486	37,536
CNO Financial Group, Inc.	*	6,600	49,566
Crawford & Co., Class B	†	1,891	9,001
Delphi Financial Group, Inc., Class A		1,945	59,731
EMC Insurance Group, Inc.		341	8,467
Employers Holdings, Inc.		2,770	57,228
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	131,716

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Erie Indemnity Co., Class A		1,023	$72,746
Everest Re Group Ltd. (Bermuda)		2,468	217,628
FBL Financial Group, Inc., Class A	†	1,275	39,168
Fidelity National Financial, Inc., Class A	†	8,236	116,375
First American Financial Corp.	†	3,159	52,124
Genworth Financial, Inc., Class A	*	16,181	217,796
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	1,797	50,693
Hanover Insurance Group, Inc. (The)		2,346	106,157
Harleysville Group, Inc.	†	1,351	44,759
Hartford Financial Services Group, Inc.		15,915	428,591
HCC Insurance Holdings, Inc.	†	3,999	125,209
Hilltop Holdings, Inc.	*†	1,180	11,847
Horace Mann Educators Corp.		2,000	33,600
Independence Holding Co.		961	7,717
Infinity Property & Casualty Corp.	†	810	48,187
Kansas City Life Insurance Co.	†	902	28,846
Lincoln National Corp.	†	10,899	327,406
Loews Corp.		7,988	344,203
Markel Corp.	*†	412	170,753
Marsh & McLennan Cos., Inc.		15,676	467,302
MBIA, Inc.	*†	8,742	87,770
Mercury General Corp.	†	1,109	43,395
MetLife, Inc.		34,557	1,545,735
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	65,980
National Financial Partners Corp.	*†	1,495	22,051
Navigators Group, Inc. (The)	*†	938	48,307
Old Republic International Corp.	†	10,195	129,375
PartnerRe Ltd. (Bermuda)		2,300	182,252
Phoenix Cos., Inc. (The)	*†	4,217	11,470
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	104,138
Presidential Life Corp.		1,144	10,902
Principal Financial Group, Inc.		10,891	349,710
ProAssurance Corp.	*	1,647	104,370
Progressive Corp. (The)		18,475	390,377
Protective Life Corp.		3,130	83,102
Prudential Financial, Inc.		17,746	1,092,799
Reinsurance Group of America, Inc.		1,440	90,403
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	200,071
RLI Corp.	†	1,164	67,105
Safety Insurance Group, Inc.	†	850	39,194
Selective Insurance Group, Inc.	†	2,122	36,711
StanCorp Financial Group, Inc.	†	2,460	113,455
State Auto Financial Corp.		488	8,891
Stewart Information Services Corp.		1,239	12,985
Torchmark Corp.		3,623	240,857
Tower Group, Inc.		1,736	41,716
Transatlantic Holdings, Inc.		1,167	56,798
Travelers Cos., Inc. (The)		13,586	808,095
United Fire & Casualty Co.		1,250	25,262
Unitrin, Inc.		1,906	58,857
Unum Group		11,647	305,734
Validus Holdings Ltd. (Bermuda)		3,553	118,421
W.R. Berkley Corp.	†	2,501	80,557
Wesco Financial Corp.		187	72,780
White Mountains Insurance Group Ltd.		300	109,260

			20,960,546

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—0.8%
1-800-Flowers.com, Inc., Class A	*	793	$2,617
Amazon.com, Inc.	*	14,373	2,589,009
dELiA*s, Inc.	*	925	1,665
Drugstore.Com, Inc.	*	3,800	14,630
Expedia, Inc.	†	7,176	162,608
Geeknet, Inc.	*	201	5,347
Hollywood Media Corp.	*	998	1,776
HSN, Inc.	*†	1,886	60,409
Liberty Media Corp. - Interactive, Series A	*	16,418	263,345
Netflix, Inc.	*	1,859	441,196
Overstock.com, Inc.	*†	770	12,104
priceline.com, Inc.	*	1,548	783,969
Valuevision Media, Inc., Class A	*	1,741	11,073
			4,349,748
Internet Software & Services—1.7%
Akamai Technologies, Inc.	*	7,479	284,202
AOL, Inc.	*†	3,989	77,905
Autobytel, Inc.	*†	1,384	1,993
DealerTrack Holdings, Inc.	*†	1,800	41,328
Digital River, Inc.	*	1,627	60,899
Earthlink, Inc.	†	5,814	45,524
eBay, Inc.	*	43,748	1,357,938
Equinix, Inc.	*	1,323	120,525
Google, Inc., Class A	*	9,433	5,529,719
GSI Commerce, Inc.	*	1,469	42,998
IAC/InterActiveCorp	*	4,715	145,646
Infospace, Inc.	*	1,323	11,457
Internap Network Services Corp.	*	1,297	8,521
j2 Global Communications, Inc.	*†	1,614	47,629
Keynote Systems, Inc.		1,400	25,970
Knot, Inc. (The)	*†	2,304	27,763
LivePerson, Inc.	*	3,333	42,129
Looksmart Ltd.	*	500	820
ModusLink Global Solutions, Inc.	†	1,007	5,498
Monster Worldwide, Inc.	*†	4,681	74,428
Move, Inc.	*	7,362	17,595
NaviSite, Inc.	*	3,725	20,450
NIC, Inc.	†	2,450	30,527
Openwave Systems, Inc.	*	2,570	5,500
RealNetworks, Inc.	*†	5,844	21,740
Saba Software, Inc.	*	1,576	15,460
SAVVIS, Inc.	*	408	15,133
Stamps.com, Inc.		1,050	14,017
support.com, Inc.	*†	1,562	8,107
United Online, Inc.	†	2,509	15,819
ValueClick, Inc.	*†	4,058	58,679
VeriSign, Inc.		8,080	292,577
Vertro, Inc.	*†	198	697
Web.com Group, Inc.	*	308	4,494
WebMD Health Corp.	*†	2,424	129,490
WebMediaBrands, Inc.	*	1,450	2,030
Yahoo! Inc.	*	43,481	723,959
Zix Corp.	*	1,015	3,735
			9,332,901
IT Services—2.9%
Acxiom Corp.	*	3,451	49,522
Alliance Data Systems Corp.	*†	1,955	167,915
Automatic Data Processing, Inc.		17,041	874,374
Broadridge Financial Solutions, Inc.		5,748	130,422
CACI International, Inc., Class A	*†	1,198	73,461

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ciber, Inc.	*	2,444	$16,375
Cognizant Technology Solutions Corp., Class A	*	12,226	995,196
Computer Sciences Corp.		3,563	173,625
Convergys Corp.	*†	5,933	85,198
CoreLogic, Inc.	*	3,159	58,441
CSG Systems International, Inc.	*	2,153	42,931
DST Systems, Inc.		2,518	133,001
Edgewater Technology, Inc.	*	1,533	4,890
Euronet Worldwide, Inc.	*†	1,056	20,412
Fidelity National Information Services, Inc.		9,512	310,947
Fiserv, Inc.	*	6,994	438,664
Forrester Research, Inc.		963	36,873
Gartner, Inc.	*†	1,179	49,129
Global Payments, Inc.	†	3,238	158,403
Hackett Group, Inc. (The)	*	1,140	4,377
iGATE Corp.	†	1,397	26,222
Integral Systems, Inc.	*	1,010	12,292
International Business Machines Corp.		45,969	7,496,165
Jack Henry & Associates, Inc.	†	3,591	121,699
Lender Processing Services, Inc.	†	4,048	130,305
Lionbridge Technologies, Inc.	*	1,165	3,996
Management Network Group, Inc.	*	320	752
Mantech International Corp., Class A	*	1,217	51,601
Mastech Holdings, Inc.	*	93	432
Mastercard, Inc., Class A		3,819	961,319
MAXIMUS, Inc.		1,052	85,391
MoneyGram International, Inc.	*	3,750	12,862
NeuStar, Inc., Class A	*†	3,140	80,321
Online Resources Corp.	*†	700	2,646
Paychex, Inc.		9,849	308,865
Pfsweb, Inc.	*	1,209	6,033
SAIC, Inc.	*	8,529	144,311
Sapient Corp.	*	4,150	47,517
SRA International, Inc., Class A	*	1,664	47,191
StarTek, Inc.	*†	994	5,010
Syntel, Inc.	†	1,554	81,165
TeleTech Holdings, Inc.	*†	2,738	53,062
Teradata Corp.	*	7,848	397,893
Total System Services, Inc.	†	6,935	124,969
Unisys Corp.	*	1,371	42,803
VeriFone Systems, Inc.	*†	2,645	145,343
Visa, Inc., Class A		18,001	1,325,234
Western Union Co. (The)		25,245	524,339
Wright Express Corp.	*†	1,750	90,720
XETA Technologies, Inc.	*	1,946	10,645
			16,165,259
Leisure Equipment & Products—0.1%
Arctic Cat, Inc.	*	1,857	28,876
Brunswick Corp.	†	3,797	96,558
Callaway Golf Co.		2,881	19,648
Eastman Kodak Co.	*†	11,893	38,414
Hasbro, Inc.		2,107	98,692
Jakks Pacific, Inc.	*†	925	17,899
Leapfrog Enterprises, Inc.	*	1,261	5,448
Mattel, Inc.		8,487	211,581
Nautilus, Inc.	*	1,359	3,928
Polaris Industries, Inc.	†	1,858	161,683
RC2 Corp.	*	1,650	46,365
Steinway Musical Instruments, Inc.	*	683	15,169

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sturm Ruger & Co., Inc.	†	3,296	$75,709
			819,970
Life Sciences Tools & Services—0.7%
Affymetrix, Inc.	*	2,525	13,155
Agilent Technologies, Inc.	*	10,372	464,458
Albany Molecular Research, Inc.	*†	1,371	5,840
Bio-Rad Laboratories, Inc., Class A	*	623	74,847
Bruker Corp.	*†	1,667	34,757
Caliper Life Sciences, Inc.	*†	867	5,861
Cambrex Corp.	*†	1,258	6,919
Charles River Laboratories International, Inc.	*	2,755	105,737
Covance, Inc.	*†	2,839	155,350
Dionex Corp.	*	1,031	121,710
Enzo Biochem, Inc.	*†	1,353	5,669
eResearchTechnology, Inc.	*†	2,056	13,919
Furiex Pharmaceuticals, Inc.	*	394	6,651
Illumina, Inc.	*	4,535	317,767
Kendle International, Inc.	*	1,316	14,094
Life Technologies Corp.	*	7,474	391,787
Luminex Corp.	*†	1,070	20,073
Mettler-Toledo International, Inc.	*†	913	157,036
Parexel International Corp.	*†	2,306	57,419
PerkinElmer, Inc.		5,266	138,338
Pharmaceutical Product Development, Inc.	†	4,736	131,235
Sequenom, Inc.	*†	19,756	125,056
Techne Corp.		1,736	124,298
Thermo Fisher Scientific, Inc.	*	16,050	891,578
Waters Corp.	*	3,878	336,998
			3,720,552
Machinery—2.7%
3D Systems Corp.	*	1,158	56,221
Actuant Corp., Class A	†	2,022	58,638
AGCO Corp.	*	3,068	168,648
Albany International Corp., Class A	†	1,437	35,781
American Railcar Industries, Inc.	*	1,200	29,952
Ampco-Pittsburgh Corp.	†	613	16,907
Astec Industries, Inc.	*†	821	30,615
Badger Meter, Inc.	†	1,134	46,732
Barnes Group, Inc.	†	2,018	42,136
Blount International, Inc.	*†	1,532	24,481
Briggs & Stratton Corp.	†	1,822	41,268
Bucyrus International, Inc.		2,860	261,547
Caterpillar, Inc.	†	21,496	2,393,580
Chart Industries, Inc.	*†	1,070	58,893
CIRCOR International, Inc.	†	711	33,431
CLARCOR, Inc.	†	2,354	105,765
Crane Co.		2,467	119,477
Cummins, Inc.		5,514	604,445
Danaher Corp.		16,656	864,446
Deere & Co.		15,887	1,539,291
Donaldson Co., Inc.		3,810	233,515
Dover Corp.		5,761	378,728
Eaton Corp.		11,582	642,106
EnPro Industries, Inc.	*	981	35,630
ESCO Technologies, Inc.	†	1,222	46,619
Federal Signal Corp.		2,159	14,055
Flow International Corp.	*†	2,200	9,658
Flowserve Corp.		2,375	305,900
Force Protection, Inc.	*	3,825	18,742
FreightCar America, Inc.	*	900	29,259

Vantagepoint Broad Market Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Gardner Denver, Inc.			1,836	$143,263
Graco, Inc.			2,883	131,148
Harsco Corp.			3,646	128,667
Hurco Cos., Inc.		*	300	9,150
IDEX Corp.		†	3,304	144,220
Illinois Tool Works, Inc.			16,815	903,302
John Bean Technologies Corp.			1,164	22,384
Joy Global, Inc.		†	4,799	474,189
Kadant, Inc.		*†	721	18,883
Kaydon Corp.		†	1,422	55,728
Kennametal, Inc.		†	3,196	124,644
Lincoln Electric Holdings, Inc.			1,877	142,502
Lindsay Corp.		†	808	63,848
Manitowoc Co., Inc. (The)			5,044	110,363
Meritor, Inc.		*	2,791	47,363
Middleby Corp.		*	984	91,728
Mueller Industries, Inc.		†	1,592	58,299
Mueller Water Products, Inc., Class A		†	3,000	13,440
NACCO Industries, Inc., Class A			309	34,197
Navistar International Corp.		*	2,436	168,888
Nordson Corp.		†	1,522	175,121
Oshkosh Corp.		*	2,868	101,470
PACCAR, Inc.			14,853	777,555
Pall Corp.			3,831	220,704
Parker Hannifin Corp.			6,039	571,773
Pentair, Inc.		†	3,618	136,724
Robbins & Myers, Inc.		†	2,604	119,758
Sauer-Danfoss, Inc.		*	1,531	77,974
Snap-On, Inc.			2,419	145,285
SPX Corp.			2,157	171,244
Tecumseh Products Co., Class A		*†	712	7,134
Tennant Co.		†	1,280	53,811
Terex Corp.		*†	4,124	152,753
Timken Co.			3,702	193,615
Titan International, Inc.		†	1,356	36,083
Toro Co. (The)			1,020	67,544
Trinity Industries, Inc.		†	3,051	111,880
Valmont Industries, Inc.			1,162	121,278
Wabash National Corp.		*†	6,441	74,587
WABCO Holdings, Inc.		*	2,354	145,101
Wabtec Corp.			1,737	117,821
Watts Water Technologies, Inc., Class A		†	1,225	46,783
				14,758,670
Marine—0.0%
Alexander & Baldwin, Inc.		†	1,466	66,923
Eagle Bulk Shipping, Inc.		*†	3,648	13,570
Excel Maritime Carriers Ltd. (Greece)		*†	2,810	12,055
Genco Shipping & Trading Ltd.		*†	2,042	21,992
Horizon Lines, Inc., Class A	†		2,035	1,730
Kirby Corp.		*	2,358	135,090
				251,360
Media—2.8%
A.H. Belo Corp., Class A		*	944	7,892
Arbitron, Inc.			1,298	51,959
Ascent Media Corp., Class A		*†	545	26,623
Belo Corp., Class A		*	4,721	41,592
Cablevision Systems Corp., Class A			9,044	313,013
CBS Corp., Class B			23,133	579,250
CKX, Inc.		*	1,800	7,596

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	$36,375
Comcast Corp., Class A		74,625	1,844,730
Crown Media Holdings, Inc., Class A	*†	5,899	13,686
Cumulus Media, Inc., Class A	*	2,174	9,435
DIRECTV, Class A	*	25,235	1,180,998
Discovery Communications, Inc., Class A	*	5,451	217,495
Discovery Communications, Inc., Class C	*	303	10,669
DISH Network Corp., Class A	*	4,775	116,319
DreamWorks Animation SKG, Inc., Class A	*	1,300	36,309
E.W. Scripps Co., (The), Class A	*†	1,204	11,920
Emmis Communications Corp., Class A	*	1,175	1,199
Entercom Communications Corp., Class A	*	2,183	24,057
Entravision Communications Corp., Class A	*	2,852	7,729
Gannett Co., Inc.	†	7,301	111,194
Gray Television, Inc.	*	1,838	3,805
Harris Interactive, Inc.	*	2,730	2,692
Harte-Hanks, Inc.		3,119	37,116
Interpublic Group of Cos., Inc. (The)		17,203	216,242
John Wiley & Sons, Inc., Class A		2,491	126,642
Journal Communications, Inc., Class A	*	3,900	23,400
Lamar Advertising Co., Class A	*	3,479	128,514
Lee Enterprises, Inc.	*†	1,973	5,327
Liberty Global, Inc., Series A	*†	4,456	184,523
Liberty Media Corp. - Capital, Series A	*	5,451	401,575
Liberty Media Corp. - Starz, Series A	*†	2,180	169,168
LIN TV Corp., Class A	*	1,419	8,415
Live Nation Entertainment, Inc.	*†	5,485	54,850
LodgeNet Interactive Corp.	*†	1,250	4,550
Madison Square Garden, Inc., Class A	*	2,261	61,024
McClatchy Co. (The), Class A	*†	2,444	8,310
McGraw-Hill Cos., Inc. (The)		9,601	378,279
Media General, Inc., Class A	*†	952	6,550
Meredith Corp.	†	2,083	70,655
National CineMedia, Inc.	†	2,226	41,559
New Frontier Media, Inc.	*	3,808	6,740
New York Times Co. (The), Class A	*	5,682	53,809
News Corp., Class A		61,676	1,083,031
Omnicom Group, Inc.		9,924	486,871
PRIMEDIA, Inc.		1,475	7,183
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A		2,743	37,031
Salem Communications Corp., Class A		850	3,188
Scholastic Corp.	†	1,845	49,889
Scripps Networks Interactive, Inc., Class A		3,612	180,925
Sinclair Broadcast Group, Inc., Class A		2,049	25,694
Sirius XM Radio, Inc.	*†	169,893	282,022
Time Warner Cable, Inc.		11,285	805,072
Time Warner, Inc.		37,219	1,328,718

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Valassis Communications, Inc.	*†	2,236	$65,157
Value Line, Inc.		573	8,480
Viacom, Inc., Class B		19,730	917,840
Virgin Media, Inc.	†	10,479	291,211
Walt Disney Co. (The)		67,341	2,901,724
Washington Post Co. (The), Class B	†	258	112,890
World Wrestling Entertainment, Inc., Class A	†	1,030	12,947
			15,243,658
Metals & Mining—1.4%
AK Steel Holding Corp.	†	5,009	79,042
Alcoa, Inc.		44,044	777,377
Allegheny Technologies, Inc.	†	3,350	226,862
AMCOL International Corp.		1,186	42,672
Carpenter Technology Corp.	†	1,882	80,380
Century Aluminum Co.	*†	865	16,158
Cliffs Natural Resources, Inc.		5,736	563,734
Coeur d’Alene Mines Corp.	*†	7,315	254,416
Commercial Metals Co.		4,080	70,462
Compass Minerals International, Inc.	†	1,915	179,110
Freeport-McMoRan Copper & Gold, Inc.		38,302	2,127,676
Hecla Mining Co.	*	20,609	187,130
Materion Corp.	*	1,122	45,778
Newmont Mining Corp.		16,854	919,891
Nucor Corp.		10,963	504,517
Reliance Steel & Aluminum Co.		2,966	171,375
Royal Gold, Inc.		1,153	60,417
RTI International Metals, Inc.	*†	1,363	42,457
Schnitzer Steel Industries, Inc., Class A	†	693	45,052
Southern Copper Corp.		8,700	350,349
Steel Dynamics, Inc.		8,080	151,662
Stillwater Mining Co.	*	3,727	85,460
Titanium Metals Corp.	*	5,344	99,292
United States Steel Corp.	†	5,607	302,442
Walter Energy, Inc.		1,840	249,191
Worthington Industries, Inc.		3,575	74,789
			7,707,691
Multiline Retail—0.7%
99 Cents Only Stores	*†	3,207	62,857
Big Lots, Inc.	*	1,874	81,388
Dillard’s, Inc., Class A	†	3,454	138,574
Dollar Tree, Inc.	*	4,701	261,000
Family Dollar Stores, Inc.		3,743	192,091
Fred’s, Inc., Class A	†	1,781	23,723
J.C. Penney Co., Inc.		7,928	284,694
Kohl’s Corp.		10,240	543,130
Macy’s, Inc.		14,423	349,902
Nordstrom, Inc.		6,901	309,717
Retail Ventures, Inc.	*	1,372	23,667
Saks, Inc.	*†	5,811	65,722
Sears Holdings Corp.	*†	3,097	255,967
Target Corp.		24,789	1,239,698
Tuesday Morning Corp.	*	1,816	8,898
			3,841,028
Multi-Utilities—1.2%
Alliant Energy Corp.		4,491	174,835
Ameren Corp.		8,429	236,602
Avista Corp.	†	1,759	40,686
Black Hills Corp.		2,041	68,251
CenterPoint Energy, Inc.		12,705	223,100

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
CH Energy Group, Inc.	†	694	$35,075
CMS Energy Corp.	†	15,613	306,639
Consolidated Edison, Inc.	†	10,967	556,246
Dominion Resources, Inc.		20,559	918,987
DTE Energy Co.		5,654	276,820
Integrys Energy Group, Inc.		5,523	278,967
MDU Resources Group, Inc.		7,657	175,881
NiSource, Inc.		10,893	208,928
NorthWestern Corp.		1,449	43,905
NSTAR		4,374	202,385
OGE Energy Corp.		3,358	169,780
PG&E Corp.		13,909	614,499
Public Service Enterprise Group, Inc.		19,188	604,614
SCANA Corp.	†	4,791	188,622
Sempra Energy		6,698	358,343
TECO Energy, Inc.		7,797	146,272
Vectren Corp.	†	3,706	100,803
Wisconsin Energy Corp.		9,128	278,404
Xcel Energy, Inc.		16,552	395,427
			6,604,071
Office Electronics—0.1%
Xerox Corp.		47,538	506,280
Zebra Technologies Corp., Class A	*	2,988	117,249
			623,529
Oil, Gas & Consumable Fuels—10.0%
Adams Resources & Energy, Inc.		1,462	41,813
Alpha Natural Resources, Inc.	*†	5,222	310,030
Anadarko Petroleum Corp.		19,446	1,593,016
Apache Corp.		13,575	1,777,239
Apco Oil and Gas International, Inc.	†	2,488	213,371
Arch Coal, Inc.		5,284	190,435
ATP Oil & Gas Corp.	*†	685	12,405
Berry Petroleum Co., Class A		2,902	146,406
Blue Dolphin Energy Co.	*†	521	3,855
BP Prudhoe Bay Royalty Trust		1,105	132,401
BPZ Resources, Inc.	*†	4,003	21,256
Cabot Oil & Gas Corp.		4,548	240,908
Callon Petroleum Co.	*	779	6,053
Carrizo Oil & Gas, Inc.	*†	1,800	66,474
Chesapeake Energy Corp.		24,112	808,234
Chevron Corp.		76,585	8,227,527
Cimarex Energy Co.		2,681	308,958
Clayton Williams Energy, Inc.	*	550	58,135
Comstock Resources, Inc.	*	1,735	53,681
Concho Resources, Inc.	*	3,943	423,084
ConocoPhillips		56,310	4,496,917
CONSOL Energy, Inc.		7,662	410,913
Contango Oil & Gas Co.	*†	902	57,042
Continental Resources, Inc.	*†	3,671	262,366
Cross Timbers Royalty Trust		575	27,376
Crosstex Energy, Inc.		2,100	20,895
CVR Energy, Inc.	*†	5,235	121,243
Delta Petroleum Corp.	*†	2,709	2,465
Denbury Resources, Inc.	*	16,015	390,766
Devon Energy Corp.		14,461	1,327,086
DHT Holdings, Inc. (Jersey, Channel Islands)		4,173	20,072
El Paso Corp.		25,233	454,194
EOG Resources, Inc.		8,525	1,010,298
EQT Corp.		5,288	263,871
Evergreen Energy, Inc.	*†	416	1,290
EXCO Resources, Inc.		8,720	180,155

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Exxon Mobil Corp.		195,832	$16,475,346
Forest Oil Corp.	*	3,820	144,511
Frontier Oil Corp.		4,576	134,168
FX Energy, Inc.	*	3,496	29,227
General Maritime Corp.	†	23,999	49,198
GMX Resources, Inc.	*†	1,297	8,002
Goodrich Petroleum Corp.	*†	1,566	34,796
Hess Corp.		10,275	875,533
Holly Corp.	†	1,972	119,819
Hugoton Royalty Trust		1,669	39,689
International Coal Group, Inc.	*	4,900	55,370
James River Coal Co.	*†	1,500	36,255
Marathon Oil Corp.		25,577	1,363,510
Massey Energy Co.		3,053	208,703
McMoRan Exploration Co.	*†	2,961	52,439
Murphy Oil Corp.		5,804	426,130
Newfield Exploration Co.	*	5,246	398,748
Noble Energy, Inc.		4,966	479,964
Occidental Petroleum Corp.		31,343	3,275,030
Overseas Shipholding Group, Inc.		1,587	51,006
Patriot Coal Corp.	*	2,992	77,283
Peabody Energy Corp.		10,624	764,503
Penn Virginia Corp.	†	1,433	24,304
Petrohawk Energy Corp.	*†	10,513	257,989
Petroleum Development Corp.	*†	1,250	60,012
Petroquest Energy, Inc.	*†	3,346	31,319
Pioneer Natural Resources Co.		5,081	517,856
Plains Exploration & Production Co.	*	5,227	189,374
QEP Resources, Inc.		7,412	300,482
Quicksilver Resources, Inc.	*	3,960	56,668
Range Resources Corp.	†	5,516	322,465
Rentech, Inc.	*	49,300	61,625
Rosetta Resources, Inc.	*†	3,400	161,636
SandRidge Energy, Inc.	*†	8,962	114,714
Ship Finance International Ltd. (Bermuda)	†	3,352	69,487
SM Energy Co.		2,262	167,818
Southern Union Co.		3,367	96,364
Southwestern Energy Co.	*	12,344	530,422
Spectra Energy Corp.		23,691	643,921
Stone Energy Corp.	*	1,208	40,311
Sunoco, Inc.		5,446	248,283
Swift Energy Co.	*	1,142	48,741
Syntroleum Corp.	*†	1,246	2,816
Teekay Corp. (Canada)		1,691	62,449
Tesoro Corp.	*†	6,846	183,678
Ultra Petroleum Corp.	*	7,839	386,071
USEC, Inc.	*†	7,347	32,327
Vaalco Energy, Inc.	*	3,800	29,488
Valero Energy Corp.		22,004	656,159
Verenium Corp.	*†	149	453
Warren Resources, Inc.	*	3,600	18,324
Western Refining, Inc.	*†	2,500	42,375
Whiting Petroleum Corp.	*	2,484	182,450
Williams Cos., Inc. (The)		24,207	754,774
World Fuel Services Corp.	†	1,920	77,971
			55,154,586
Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	34,065
Clearwater Paper Corp.	*	462	37,607
Deltic Timber Corp.	†	724	48,392
Domtar Corp. (Canada)		1,388	127,391
International Paper Co.		14,370	433,686

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Louisiana-Pacific Corp.	*†	4,396	$46,158
MeadWestvaco Corp.		6,398	194,051
Neenah Paper, Inc.	†	652	14,324
P.H. Glatfelter Co.		1,740	23,177
Schweitzer-Mauduit International, Inc.	†	724	36,642
Wausau Paper Corp.		1,903	14,539
			1,010,032
Personal Products—0.2%
Alberto-Culver Co.		3,659	136,371
Avon Products, Inc.		14,351	388,051
Elizabeth Arden, Inc.	*	1,017	30,520
Estee Lauder Cos., Inc. (The), Class A		3,747	361,061
Herbalife Ltd. (Cayman Islands)		848	68,993
Medifast, Inc.	*	734	14,497
Nu Skin Enterprises, Inc., Class A		3,018	86,768
USANA Health Sciences, Inc.	*†	593	20,464
			1,106,725
Pharmaceuticals—4.6%
Abbott Laboratories		62,026	3,042,375
Adolor Corp.	*	1,927	2,717
Allergan, Inc.		12,063	856,714
AVANIR Pharmaceuticals, Inc., Class A	*†	30,376	123,934
Bristol-Myers Squibb Co.		66,187	1,749,323
Columbia Laboratories, Inc.	*	1,819	6,858
CPEX Pharmaceuticals, Inc.	*	71	1,935
Durect Corp.	*†	1,900	6,840
Eli Lilly & Co.		32,239	1,133,846
Emisphere Technologies, Inc.	*	772	1,054
Endo Pharmaceuticals Holdings, Inc.	*	4,151	158,402
Forest Laboratories, Inc.	*	9,208	297,418
Heska Corp.	*	446	2,899
Hi-Tech Pharmacal Co., Inc.	*	862	17,352
Hospira, Inc.	*	5,415	298,908
Inspire Pharmaceuticals, Inc.	*†	1,369	5,421
Johnson & Johnson		105,172	6,231,441
KV Pharmaceutical Co., Class A	*†	2,179	13,052
Medicines Co. (The)	*	2,018	32,873
Medicis Pharmaceutical Corp., Class A	†	2,564	82,151
Merck & Co., Inc.		112,441	3,711,678
Mylan, Inc.	*	10,972	248,735
Nektar Therapeutics	*†	2,368	22,425
Optimer Pharmaceuticals, Inc.	*	2,592	30,663
Pain Therapeutics, Inc.	*	1,318	12,600
Par Pharmaceutical Cos., Inc.	*†	1,362	42,331
Perrigo Co.	†	3,119	248,023
Pfizer, Inc.		319,954	6,498,266
Pozen, Inc.	*	1,014	5,445
Questcor Pharmaceuticals, Inc.	*†	4,217	60,767
Salix Pharmaceuticals Ltd.	*†	2,346	82,180
Viropharma, Inc.	*†	4,061	80,814
Vivus, Inc.	*†	1,630	10,090
Watson Pharmaceuticals, Inc.	*	4,630	259,326
XenoPort, Inc.	*	1,939	11,498
			25,390,354
Professional Services—0.3%
Advisory Board Co. (The)	*†	950	48,925
Barrett Business Services, Inc.	†	2,203	35,380
CDI Corp.	†	1,131	16,728

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Corporate Executive Board Co. (The)	†	1,507	$60,838
CoStar Group, Inc.	*†	770	48,264
CRA International, Inc.	*†	986	28,426
Dun & Bradstreet Corp.	†	1,546	124,051
Equifax, Inc.		2,521	97,941
FTI Consulting, Inc.	*†	1,735	66,503
Heidrick & Struggles International, Inc.		865	24,073
Huron Consulting Group, Inc.	*†	988	27,358
IHS, Inc., Class A	*†	1,414	125,493
Insperity, Inc.	†	1,143	34,724
Kelly Services, Inc., Class A	*	1,173	25,466
Kforce, Inc.	*†	297	5,435
Korn/Ferry International	*	1,624	36,166
Manpower, Inc.		3,593	225,928
Navigant Consulting, Inc.	*†	2,313	23,107
On Assignment, Inc.	*	1,243	11,759
RCM Technologies, Inc.	*	1,593	8,108
Resources Connection, Inc.	†	2,060	39,943
Robert Half International, Inc.	†	3,922	120,013
School Specialty, Inc.	*†	854	12,212
SFN Group, Inc.	*	2,689	37,888
Towers Watson & Co., Class A		1,600	88,736
TrueBlue, Inc.	*	2,485	41,723
Verisk Analytics, Inc., Class A	*	4,073	133,431
			1,548,619
Real Estate Investment Trusts (REITs)—2.8%
Acadia Realty Trust REIT		1,368	25,883
Agree Realty Corp. REIT	†	814	18,274
Alexander’s, Inc. REIT		78	31,742
Alexandria Real Estate Equities, Inc. REIT	†	1,245	97,073
AMB Property Corp. REIT	†	6,265	225,352
American Campus Communities, Inc. REIT	†	5,751	189,783
Annaly Capital Management, Inc. REIT	†	22,691	395,958
Anworth Mortgage Asset Corp. REIT		18,790	133,221
Apartment Investment & Management Co., Class A REIT		5,659	144,135
Ashford Hospitality Trust, Inc. REIT		4,200	46,284
AvalonBay Communities, Inc. REIT		3,314	397,945
BioMed Realty Trust, Inc. REIT	†	6,210	118,114
Boston Properties, Inc. REIT	†	5,737	544,154
Brandywine Realty Trust REIT	†	6,105	74,115
BRE Properties, Inc. REIT		2,433	114,789
BRT Realty Trust REIT	*	421	2,724
Camden Property Trust REIT		2,058	116,936
Capital Trust, Inc., Class A REIT	*†	523	1,198
Capstead Mortgage Corp. REIT		2,400	30,672
CBL & Associates Properties, Inc. REIT	†	10,788	187,927
Cedar Shopping Centers, Inc. REIT		583	3,515
Chimera Investment Corp. REIT	†	26,811	106,172
Colonial Properties Trust REIT		1,962	37,768
CommonWealth REIT REIT		2,285	59,341
Corporate Office Properties Trust REIT	†	1,904	68,811
Cousins Properties, Inc. REIT		2,489	20,783
DCT Industrial Trust, Inc. REIT	†	6,576	36,497

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Developers Diversified Realty Corp. REIT	†	5,227	$73,178
DiamondRock Hospitality Co. REIT	†	4,047	45,205
Digital Realty Trust, Inc. REIT	†	6,935	403,201
Douglas Emmett, Inc. REIT	†	4,212	78,975
Duke Realty Corp. REIT	†	5,609	78,582
DuPont Fabros Technology, Inc. REIT	†	4,666	113,150
EastGroup Properties, Inc. REIT	†	1,538	67,626
Entertainment Properties Trust REIT	†	2,733	127,959
Equity Lifestyle Properties, Inc. REIT		1,140	65,721
Equity One, Inc. REIT	†	2,619	49,159
Equity Residential REIT		11,387	642,341
Essex Property Trust, Inc. REIT	†	807	100,068
Extra Space Storage, Inc. REIT	†	3,500	72,485
Federal Realty Investment Trust REIT	†	2,295	187,180
FelCor Lodging Trust, Inc. REIT	*†	3,135	19,218
First Industrial Realty Trust, Inc. REIT	*	6,729	80,008
First Potomac Realty Trust REIT	†	1,628	25,641
Franklin Street Properties Corp. REIT	†	2,200	30,954
General Growth Properties, Inc. REIT	*	12,432	192,447
Getty Realty Corp. REIT	†	1,747	39,971
Glimcher Realty Trust REIT		17,270	159,747
Gramercy Capital Corp. REIT	*†	2,182	9,252
Hatteras Financial Corp. REIT		1,935	54,412
HCP, Inc. REIT		13,391	508,054
Health Care REIT, Inc.		3,657	191,773
Healthcare Realty Trust, Inc. REIT	†	1,881	42,699
Highwoods Properties, Inc. REIT	†	2,393	83,779
Home Properties, Inc. REIT	†	1,390	81,940
Hospitality Properties Trust REIT		2,923	67,667
Host Hotels & Resorts, Inc. REIT		21,796	383,828
Inland Real Estate Corp. REIT	†	2,302	21,961
Investors Real Estate Trust REIT		2,989	28,395
iStar Financial, Inc. REIT	*	4,331	39,759
Kilroy Realty Corp. REIT	†	1,316	51,100
Kimco Realty Corp. REIT		15,341	281,354
Kite Realty Group Trust REIT	†	2,654	14,093
LaSalle Hotel Properties REIT	†	1,561	42,147
Lexington Realty Trust REIT	†	9,308	87,030
Liberty Property Trust REIT		3,372	110,939
LTC Properties, Inc. REIT		2,385	67,591
Macerich Co. (The) REIT	†	5,275	261,271
Mack-Cali Realty Corp. REIT		2,488	84,343
Medical Properties Trust, Inc. REIT	†	11,530	133,402
MFA Financial, Inc. REIT		10,801	88,568
Mid-America Apartment Communities, Inc. REIT	†	1,240	79,608
Mission West Properties, Inc. REIT		1,417	9,310
Monmouth Real Estate Investment Corp., Class A REIT		3,275	26,888
MPG Office Trust, Inc. REIT	*†	1,199	4,448
National Health Investors, Inc. REIT	†	979	46,914
National Retail Properties, Inc. REIT	†	2,356	61,562
Nationwide Health Properties, Inc. REIT		5,873	249,779
Newcastle Investment Corp. REIT	*	754	4,554

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NorthStar Realty Finance Corp. REIT	†	4,388	$23,476
Omega Healthcare Investors, Inc. REIT		4,100	91,594
Parkway Properties, Inc. REIT	†	986	16,762
Pennsylvania Real Estate Investment Trust REIT		1,510	21,548
Plum Creek Timber Co., Inc. REIT	†	7,429	323,979
PMC Commercial Trust REIT		865	7,499
Post Properties, Inc. REIT		2,078	81,561
Potlatch Corp. REIT	†	1,618	65,044
ProLogis REIT		21,861	349,339
PS Business Parks, Inc. REIT	†	599	34,706
Public Storage REIT		6,057	671,782
RAIT Financial Trust REIT	†	23,646	58,169
Ramco-Gershenson Properties Trust REIT		1,275	15,976
Rayonier, Inc. REIT		3,336	207,866
Realty Income Corp. REIT	†	4,138	144,623
Redwood Trust, Inc. REIT	†	1,008	15,674
Regency Centers Corp. REIT	†	2,745	119,353
Sabra Healthcare REIT, Inc. REIT		694	12,221
Saul Centers, Inc. REIT		987	43,971
Senior Housing Properties Trust REIT		3,680	84,787
Simon Property Group, Inc. REIT		11,699	1,253,665
SL Green Realty Corp. REIT	†	3,603	270,946
Sovran Self Storage, Inc. REIT		1,269	50,189
Strategic Hotels & Resorts, Inc. REIT	*	22,977	148,202
Sun Communities, Inc. REIT		1,061	37,825
Sunstone Hotel Investors, Inc. REIT	*	2,559	26,076
Tanger Factory Outlet Centers, Inc. REIT	†	2,442	64,078
Taubman Centers, Inc. REIT	†	2,083	111,607
UDR, Inc. REIT		6,077	148,096
Universal Health Realty Income Trust REIT		1,333	54,026
U-Store-It Trust REIT	†	8,821	92,797
Ventas, Inc. REIT		7,875	427,612
Vornado Realty Trust REIT		7,702	673,925
Walter Investment Management Corp. REIT		598	9,646
Washington Real Estate Investment Trust REIT	†	1,834	57,019
Weingarten Realty Investors REIT	†	3,474	87,058
Weyerhaeuser Co. REIT		16,471	405,187
			15,408,286
Real Estate Management & Development—0.2%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	34,331
Brookfield Properties Corp.		15,325	271,559
CB Richard Ellis Group, Inc., Class A	*	6,900	184,230
Forest City Enterprises, Inc., Class A	*†	9,240	173,989
Forestar Group, Inc.	*	1,502	28,568
Grubb & Ellis Co.	*†	652	522
Jones Lang LaSalle, Inc.		1,311	130,759
St. Joe Co. (The)	*†	3,582	89,801
Tejon Ranch Co.	*	858	31,523
			945,282

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—0.9%
Amerco, Inc.	*†	805	$78,085
Arkansas Best Corp.		903	23,406
Avis Budget Group, Inc.	*	4,424	79,234
Con-way, Inc.	†	2,160	84,866
CSX Corp.		11,917	936,676
Dollar Thrifty Automotive Group, Inc.	*	1,057	70,534
Genesee & Wyoming, Inc., Class A	*	1,576	91,723
Heartland Express, Inc.	†	4,220	74,103
J.B. Hunt Transport Services, Inc.		1,317	59,818
Kansas City Southern	*	4,745	258,365
Knight Transportation, Inc.	†	3,879	74,671
Landstar System, Inc.		2,256	103,054
Norfolk Southern Corp.		12,299	851,952
Old Dominion Freight Line, Inc.	*†	2,674	93,831
PAM Transportation Services, Inc.	*	338	4,107
Ryder System, Inc.		2,660	134,596
Saia, Inc.	*†	1,662	27,240
Union Pacific Corp.		16,265	1,599,337
Werner Enterprises, Inc.	†	2,915	77,160
YRC Worldwide, Inc.	*†	91	160
			4,722,918
Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc.	*†	1,428	23,348
Advanced Micro Devices, Inc.	*	21,447	184,444
Aetrium, Inc.	*	614	1,056
Altera Corp.		9,504	418,366
Amkor Technology, Inc.	*†	7,211	48,602
Anadigics, Inc.	*†	957	4,287
Analog Devices, Inc.		7,450	293,381
Applied Materials, Inc.		43,119	673,519
Applied Micro Circuits Corp.	*	3,186	33,071
Atheros Communications, Inc.	*	2,700	120,555
Atmel Corp.	*	18,733	255,331
ATMI, Inc.	*†	1,559	29,434
Axcelis Technologies, Inc.	*	4,095	10,852
AXT, Inc.	*†	946	6,783
Broadcom Corp., Class A		18,226	717,740
Brooks Automation, Inc.	*	3,103	42,604
Cabot Microelectronics Corp.	*†	1,049	54,810
Ceva, Inc.	*	692	18,497
Cirrus Logic, Inc.	*†	2,946	61,954
Cohu, Inc.	†	859	13,194
Conexant Systems, Inc.	*	2,046	4,869
Cree, Inc.	*†	3,097	142,958
Cymer, Inc.	*†	1,498	84,757
Cypress Semiconductor Corp.	*	4,876	94,497
Diodes, Inc.	*†	2,400	81,744
DSP Group, Inc.	*†	1,194	9,194
Energy Conversion Devices, Inc.	*†	781	1,765
Entegris, Inc.	*	5,738	50,322
Evergreen Solar, Inc.	*†	1,067	1,440
Exar Corp.	*†	1,758	10,583
Fairchild Semiconductor International, Inc.	*	4,903	89,235
FEI Co.	*†	1,368	46,129
First Solar, Inc.	*†	2,540	408,534
Formfactor, Inc.	*	1,417	14,595
FSI International, Inc.	*†	1,479	6,478
Integrated Device Technology, Inc.	*	8,168	60,198
Integrated Silicon Solution, Inc.	*	1,269	11,764
Intel Corp.		215,037	4,337,296

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Rectifier Corp.	*	2,631	$86,981
Intersil Corp., Class A	†	5,757	71,675
IXYS Corp.	*	1,329	17,848
KLA-Tencor Corp.		4,441	210,370
Kopin Corp.	*†	2,431	11,158
Kulicke & Soffa Industries, Inc.	*†	2,008	18,775
Lam Research Corp.	*	2,890	163,747
Lattice Semiconductor Corp.	*†	4,395	25,930
Linear Technology Corp.		5,243	176,322
LSI Corp.	*	30,700	208,760
LTX-Credence Corp.	*	1,358	12,399
Marvell Technology Group Ltd. (Bermuda)	*	18,500	287,675
Mattson Technology, Inc.	*†	1,760	4,294
Maxim Integrated Products, Inc.		9,781	250,394
MEMC Electronic Materials, Inc.	*	8,113	105,144
Micrel, Inc.		3,731	50,294
Microchip Technology, Inc.	†	3,565	135,506
Micron Technology, Inc.	*	35,271	404,206
Microsemi Corp.	*†	2,474	51,237
Mindspeed Technologies, Inc.	*†	801	6,776
MIPS Technologies, Inc.	*	2,228	23,372
MKS Instruments, Inc.	†	2,455	81,752
MoSys, Inc.	*†	1,251	7,519
National Semiconductor Corp.		10,460	149,996
Netlogic Microsystems, Inc.	*†	2,136	89,755
Novellus Systems, Inc.	*	2,876	106,786
NVE Corp.	*	348	19,606
NVIDIA Corp.	*	20,184	372,597
Omnivision Technologies, Inc.	*†	2,354	83,638
ON Semiconductor Corp.	*	10,008	98,779
PDF Solutions, Inc.	*	974	6,477
Pericom Semiconductor Corp.	*†	1,023	10,609
Photronics, Inc.	*†	1,388	12,450
PLX Technology, Inc.	*†	1,050	3,832
PMC - Sierra, Inc.	*	7,045	52,837
Power Integrations, Inc.	†	1,952	74,820
QuickLogic Corp.	*†	1,050	5,145
Rambus, Inc.	*†	4,071	80,606
Ramtron International Corp.	*	1,920	4,166
RF Micro Devices, Inc.	*	8,143	52,197
Rudolph Technologies, Inc.	*	1,247	13,642
Semtech Corp.	*†	2,970	74,309
Sigma Designs, Inc.	*†	1,320	17,094
Silicon Image, Inc.	*†	2,948	26,444
Silicon Laboratories, Inc.	*	2,124	91,778
Skyworks Solutions, Inc.	*†	5,822	188,749
Spire Corp.	*	2,500	11,800
Standard Microsystems Corp.	*	806	19,876
SunPower Corp., Class A	*†	2,322	39,799
Tech/Ops Sevcon, Inc.	*	719	4,059
Teradyne, Inc.	*†	7,938	141,376
Tessera Technologies, Inc.	*	1,560	28,486
Texas Instruments, Inc.		41,910	1,448,410
Transwitch Corp.	*†	429	1,939
Trident Microsystems, Inc.	*	3,018	3,471
TriQuint Semiconductor, Inc.	*	4,918	63,491
Ultratech, Inc.	*	971	28,547
Varian Semiconductor Equipment Associates, Inc.	*	3,367	163,872
Veeco Instruments, Inc.	*†	1,294	65,787
Xilinx, Inc.	†	6,637	217,694

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zoran Corp.	*	1,650	$17,143
			14,772,382
Software—3.8%
Accelrys, Inc.	*	2,216	17,728
ACI Worldwide, Inc.	*	1,298	42,574
Activision Blizzard, Inc.	†	23,814	261,240
Actuate Corp.	*†	2,084	10,837
Adobe Systems, Inc.	*	20,400	676,464
Advent Software, Inc.	*	2,902	83,200
American Software, Inc., Class A		1,950	14,391
ANSYS, Inc.	*	2,396	129,839
Ariba, Inc.	*†	2,075	70,841
Authentidate Holding Corp.	*	1,023	614
Autodesk, Inc.	*	9,258	408,370
Blackbaud, Inc.	†	2,650	72,186
Blackboard, Inc.	*†	1,400	50,736
BMC Software, Inc.	*	2,708	134,696
CA, Inc.		11,593	280,319
Cadence Design Systems, Inc.	*	10,745	104,764
Callidus Software, Inc.	*	172	1,182
Citrix Systems, Inc.	*	7,179	527,369
Compuware Corp.	*	7,505	86,683
Concur Technologies, Inc.	*†	2,083	115,502
Datawatch Corp.	*	3,500	18,375
Ebix, Inc.	*†	2,802	66,267
Electronic Arts, Inc.	*	12,060	235,532
Epicor Software Corp.	*	1,693	18,742
EPIQ Systems, Inc.	†	1,087	15,609
Evolving Systems, Inc.		527	3,815
Factset Research Systems, Inc.		1,490	156,048
Fair Isaac Corp.		3,039	96,063
FalconStor Software, Inc.	*†	1,373	6,247
Informatica Corp.	*	3,171	165,621
Interactive Intelligence, Inc.	*†	950	36,775
Intuit, Inc.	*	8,244	437,756
JDA Software Group, Inc.	*†	1,256	38,007
Kenexa Corp.	*†	1,681	46,379
Lawson Software, Inc.	*	8,700	105,270
Magma Design Automation, Inc.	*†	1,429	9,746
Manhattan Associates, Inc.	*	1,346	44,041
Mentor Graphics Corp.	*	2,745	40,159
MICROS Systems, Inc.	*	3,428	169,446
Microsoft Corp.		310,717	7,879,783
MicroStrategy, Inc., Class A	*†	513	68,988
Netscout Systems, Inc.	*	1,250	34,150
Novell, Inc.	*	15,492	91,868
Nuance Communications, Inc.	*†	4,541	88,822
Oracle Corp.		146,539	4,890,006
Parametric Technology Corp.	*	4,423	99,473
Pegasystems, Inc.	†	2,141	81,230
Progress Software Corp.	*	1,983	57,685
QAD, Inc., Class B	*	136	1,401
Quest Software, Inc.	*	3,847	97,675
Radiant Systems, Inc.	*	1,019	18,036
Red Hat, Inc.	*	7,251	329,123
Renaissance Learning, Inc.	†	1,353	15,898
Rovi Corp.	*†	3,917	210,147
S1 Corp.	*	2,636	17,609
Salesforce.com, Inc.	*	3,783	505,333
Scientific Learning Corp.	*	3,145	9,812
Solera Holdings, Inc.		1,099	56,159
Sonic Foundry, Inc.	*†	120	1,800
Symantec Corp.	*	31,493	583,880

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Synopsys, Inc.	*	6,501	$179,753
Take-Two Interactive Software, Inc.	*	2,643	40,623
TeleCommunication Systems, Inc., Class A	*†	1,200	4,944
THQ, Inc.	*	2,914	13,288
TIBCO Software, Inc.	*†	8,337	227,183
TiVo, Inc.	*†	2,696	23,617
Tyler Technologies, Inc.	*†	1,886	44,717
Ultimate Software Group, Inc.	*†	1,242	72,968
VASCO Data Security International, Inc.	*	3,804	52,229
Versant Corp.	*	330	4,349
VMware, Inc., Class A	*†	2,774	226,192
Websense, Inc.	*†	1,958	44,975
			20,873,149
Specialty Retail—2.0%
A.C. Moore Arts & Crafts, Inc.	*	876	2,400
Aaron’s, Inc.	†	2,908	73,747
Abercrombie & Fitch Co., Class A		3,072	180,326
Advance Auto Parts, Inc.	†	1,752	114,966
Aeropostale, Inc.	*†	2,075	50,464
American Eagle Outfitters, Inc.		3,552	56,441
America’s Car-Mart, Inc.	*	354	9,126
ANN, Inc.	*	2,733	79,558
Asbury Automotive Group, Inc.	*	1,342	24,814
Ascena Retail Group, Inc.	*†	2,597	84,169
AutoNation, Inc.	*†	5,363	189,689
AutoZone, Inc.	*	1,769	483,928
Barnes & Noble, Inc.	†	828	7,609
Bebe Stores, Inc.	†	790	4,622
Bed Bath & Beyond, Inc.	*	6,586	317,906
Best Buy Co., Inc.	†	12,626	362,619
Big 5 Sporting Goods Corp.	†	1,071	12,766
Brown Shoe Co., Inc.	†	1,791	21,886
Buckle, Inc. (The)	†	1,236	49,934
CarMax, Inc.	*	6,608	212,117
Casual Male Retail Group, Inc.	*†	1,930	9,476
Cato Corp. (The), Class A	†	1,761	43,145
Charming Shoppes, Inc.	*	3,138	13,368
Chico’s FAS, Inc.		7,236	107,816
Children’s Place Retail Stores, Inc. (The)	*†	1,144	57,006
Christopher & Banks Corp.	†	1,528	9,901
Coldwater Creek, Inc.	*†	1,528	4,034
Collective Brands, Inc.	*†	2,964	63,963
Cost Plus, Inc.	*	1,014	9,957
Destination Maternity Corp.	†	1,200	27,684
Dick’s Sporting Goods, Inc.	*	2,480	99,150
Finish Line, Inc. (The), Class A	†	1,917	38,052
Foot Locker, Inc.		5,840	115,165
GameStop Corp., Class A	*†	1,010	22,745
Gap, Inc. (The)		18,037	408,718
Genesco, Inc.	*†	921	37,024
Group 1 Automotive, Inc.	†	1,068	45,710
Guess?, Inc.		3,548	139,614
Haverty Furniture Cos., Inc.		1,111	14,732
Hibbett Sports, Inc.	*†	1,396	49,991
Home Depot, Inc.		56,375	2,089,258
Hot Topic, Inc.		1,824	10,397
JOS A. Bank Clothiers, Inc.	*†	865	44,011
Kirkland’s, Inc.	*†	833	12,862
Limited Brands, Inc.		10,407	342,182
Lithia Motors, Inc., Class A	†	862	12,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lowe’s Cos., Inc.		51,511	$1,361,436
MarineMax, Inc.	*†	800	7,888
Men’s Wearhouse, Inc. (The)	†	2,437	65,945
Midas, Inc.	*†	1,277	9,795
Monro Muffler Brake, Inc.	†	1,487	49,041
Office Depot, Inc.	*	11,792	54,597
OfficeMax, Inc.	*	3,587	46,416
O’Reilly Automotive, Inc.	*†	5,478	314,766
Pacific Sunwear of California, Inc.	*†	3,025	10,920
Penske Automotive Group, Inc.	*†	1,654	33,113
Pep Boys-Manny, Moe & Jack (The)		2,200	27,962
PetSmart, Inc.	†	5,983	245,004
Pier 1 Imports, Inc.	*†	3,712	37,677
RadioShack Corp.	†	2,569	38,561
Rent-A-Center, Inc.	†	3,377	117,891
Ross Stores, Inc.		4,200	298,704
Sally Beauty Holdings, Inc.	*†	3,659	51,263
Select Comfort Corp.	*	2,104	25,374
Signet Jewelers Ltd. (Bermuda)	*	3,344	153,891
Sonic Automotive, Inc., Class A	†	1,649	23,103
Stage Stores, Inc.	†	2,236	42,976
Staples, Inc.		22,960	445,883
Stein Mart, Inc.		1,261	12,749
Systemax, Inc.	*†	1,358	18,360
Talbots, Inc.	*†	375	2,265
Tiffany & Co.		3,221	197,898
TJX Cos., Inc.		14,176	704,972
Tractor Supply Co.		3,098	185,446
Trans World Entertainment Corp.	*	1,932	3,246
Urban Outfitters, Inc.	*	5,012	149,508
West Marine, Inc.	*	803	8,375
Wet Seal, Inc. (The), Class A	*†	1,246	5,333
Williams-Sonoma, Inc.		3,877	157,019
Zale Corp.	*†	2,300	9,177
			11,084,170
Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	*	1,476	42,258
Charles & Colvard Ltd.	*†	1,843	6,930
Cherokee, Inc.		994	17,156
Coach, Inc.		11,668	607,203
Columbia Sportswear Co.	†	652	38,742
CROCS, Inc.	*	3,600	64,224
Culp, Inc.	*	888	8,241
Deckers Outdoor Corp.	*	1,935	166,700
Fossil, Inc.	*	3,154	295,372
Hallwood Group, Inc.	*	100	2,622
Hanesbrands, Inc.	*†	4,099	110,837
Iconix Brand Group, Inc.	*	2,737	58,791
Jones Group, Inc. (The)		4,641	63,814
Kenneth Cole Productions, Inc., Class A	*	956	12,399
K-Swiss, Inc., Class A	*†	1,476	16,634
Liz Claiborne, Inc.	*†	4,930	26,573
Movado Group, Inc.	*†	1,678	24,633
NIKE, Inc., Class B		13,686	1,036,030
Oxford Industries, Inc.	†	936	32,002
Phillips-Van Heusen Corp.		1,267	82,393
Polo Ralph Lauren Corp.		2,143	264,982
Quiksilver, Inc.	*	4,288	18,953
Skechers U.S.A., Inc., Class A	*	1,935	39,745
Steven Madden Ltd.	*†	1,126	52,843
Timberland Co. (The), Class A	*†	2,970	122,631
Under Armour, Inc., Class A	*†	1,937	131,813

Vantagepoint Broad Market Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Unifi, Inc.	*	876	$14,892
V.F. Corp.	†	3,109	306,330
Warnaco Group, Inc. (The)	*	1,527	87,329
Wolverine World Wide, Inc.		2,589	96,518
			3,849,590
Thrifts & Mortgage Finance—0.2%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	1,397
Astoria Financial Corp.	†	3,465	49,792
Bank Mutual Corp.	†	3,756	15,888
BankAtlantic Bancorp, Inc., Class A	*†	3,192	2,937
Beneficial Mutual Bancorp, Inc.	*	969	8,353
Brookline Bancorp, Inc.		3,765	39,645
Capitol Federal Financial, Inc.		4,787	53,949
CFS Bancorp, Inc.		1,873	10,526
Dime Community Bancshares, Inc.	†	1,638	24,177
Doral Financial Corp. (Puerto Rico)	*	221	243
Federal Home Loan Mortgage Corp.	*†	25,235	9,842
Federal National Mortgage Association	*	37,770	14,881
First Niagara Financial Group, Inc.	†	4,974	67,547
Flagstar Bancorp, Inc.	*	211	317
Hudson City Bancorp, Inc.		14,470	140,070
MGIC Investment Corp.	*†	4,084	36,307
NASB Financial, Inc.	*	528	8,543
New York Community Bancorp, Inc.	†	12,640	218,166
NewAlliance Bancshares, Inc.		4,600	68,264
Northwest Bancshares, Inc.		4,608	57,784
Ocwen Financial Corp.	*†	3,358	37,005
Parkvale Financial Corp.		616	6,037
People’s United Financial, Inc.		9,716	122,227
PMI Group, Inc. (The)	*†	3,929	10,608
Provident Financial Services, Inc.	†	943	13,956
Provident New York Bancorp		3,670	37,874
Radian Group, Inc.		3,844	26,178
Riverview Bancorp, Inc.	*	2,600	7,956
TFS Financial Corp.	†	3,398	36,087
Tree.com, Inc.	*	314	1,853
Triad Guaranty, Inc.	*†	692	277
Trustco Bank Corp.	†	3,435	20,370
Washington Federal, Inc.	†	3,379	58,592
Westfield Financial, Inc.	†	4,068	36,856
			1,244,504
Tobacco—1.4%
Alliance One International, Inc.	*	2,000	8,040
Altria Group, Inc.		77,297	2,012,041
Lorillard, Inc.		5,710	542,507
Philip Morris International, Inc.		68,219	4,477,213
Reynolds American, Inc.		14,043	498,948
Universal Corp.	†	1,078	46,936
Vector Group Ltd.	†	2,764	47,789
			7,633,474
Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.		2,056	68,383
Beacon Roofing Supply, Inc.	*†	2,570	52,608
Fastenal Co.	†	5,638	365,511
GATX Corp.	†	1,766	68,274
H&E Equipment Services, Inc.	*†	1,600	31,216
Interline Brands, Inc.	*	982	20,033
MSC Industrial Direct Co., Class A		1,782	122,013
United Rentals, Inc.	*	2,798	93,117
W.W. Grainger, Inc.	†	2,817	387,844
Watsco, Inc.		553	38,550

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
WESCO International, Inc.		*†	1,550	$96,875
Willis Lease Finance Corp.		*	1,234	15,598

				1,360,022

Water Utilities—0.1%
American States Water Co.			1,261	45,219
American Water Works Co., Inc.			2,266	63,561
Aqua America, Inc.		†	4,329	99,091
California Water Service Group		†	965	35,869
Connecticut Water Service, Inc.		†	500	13,175
SJW Corp.		†	1,010	23,382

				280,297

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A		*	13,160	681,951
Crown Castle International Corp.		*	13,031	554,469
Leap Wireless International, Inc.		*	3,300	51,117
MetroPCS Communications, Inc.		*	7,134	115,856
NII Holdings, Inc.		*	5,995	249,812
NTELOS Holdings Corp.			2,700	49,707
SBA Communications Corp., Class A		*	4,064	161,260
Shenandoah Telecommunications Co.		†	1,200	21,672
Sprint Nextel Corp.		*	88,755	411,823
Telephone & Data Systems, Inc.			3,518	118,557
United States Cellular Corp.		*	680	35,013

				2,451,237

TOTAL COMMON STOCKS (Cost $374,703,337)				547,690,054

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $5)			$6	4

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Biotechnology—0.0%
MediciNova, Inc.
0.000%	06/18/2011	#‡d
(Cost $—)			7	—

U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.075%	06/16/2011	‡‡
(Cost $239,962)			240,000	239,967

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	572	—

Commercial Banks—0.0%
Central Pacific Financial Corp.		*‡	46	645

Hotels, Restaurants & Leisure—0.0%
Empire Resorts, Inc., Expires 04/29/2011		*‡d	582	—

Vantagepoint Broad Market Index Fund

		Shares	Value
RIGHTS—(Continued)
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,806	$—

TOTAL RIGHTS (Cost $11,036)			645

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡¥
(Cost $–)		540	—

		Shares	Value
MONEY MARKET FUNDS—9.0%
Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	8,100,000	8,100,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		¥2,378,994	2,378,994
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	6,693,029	6,693,029
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	8,100,000	8,100,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	8,100,000	8,100,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	8,100,000	8,100,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	8,100,000	8,100,000

TOTAL MONEY MARKET FUNDS (Cost $49,572,023)			49,572,023

TOTAL INVESTMENTS—108.5% (Cost $424,526,363)			597,502,693
Other assets less liabilities—(8.5%)			(46,887,191)

NET ASSETS—100.0%			$550,615,502

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.

††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—98.6%
Aerospace & Defense—1.2%
AAR Corp.	*	6,897	$191,185
Aerovironment, Inc.	*	8,377	292,944
Alliant Techsystems, Inc.		3,686	260,489
American Science & Engineering, Inc.		1,020	94,207
Astronics Corp.	*†	716	18,022
Astronics Corp., Class B	*	179	4,495
BE Aerospace, Inc.	*	15,598	554,197
Ceradyne, Inc.	*	2,334	105,217
Cubic Corp.		1,262	72,565
Curtiss-Wright Corp.	†	8,014	281,612
DigitalGlobe, Inc.	*†	6,919	193,939
Ducommun, Inc.	†	6,327	151,215
Esterline Technologies Corp.	*	2,519	178,144
GenCorp, Inc.	*†	26,449	158,165
GeoEye, Inc.	*†	5,933	246,694
HEICO Corp., Class A		3,096	139,258
Hexcel Corp.	*	9,301	183,137
Huntington Ingalls Industries, Inc.	*	4,129	171,353
Innovative Solutions & Support, Inc.	*	3,094	18,100
Kratos Defense & Security Solutions, Inc.	*†	1,442	20,534
Ladish Co., Inc.	*	2,838	155,097
Moog, Inc., Class A	*†	3,870	177,672
National Presto Industries, Inc.	†	656	73,918
Orbital Sciences Corp.	*	13,934	263,631
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	179,485
Taser International, Inc.	*†	6,942	28,254
Teledyne Technologies, Inc.	*†	2,702	139,720
TransDigm Group, Inc.	*	9,682	811,642
Triumph Group, Inc.		2,080	183,976

			5,348,867

Air Freight & Logistics—0.2%
Air T, Inc.		1,301	12,347
Air Transport Services Group, Inc.	*	25,035	211,546
Atlas Air Worldwide Holdings, Inc.	*	3,284	228,960
Forward Air Corp.	†	2,629	80,526
HUB Group, Inc., Class A	*	4,278	154,821
Pacer International, Inc.	*	3,711	19,520
UTi Worldwide, Inc. (Virgin Islands, British)		8,709	176,270

			883,990

Airlines—0.8%
AirTran Holdings, Inc.	*†	46,765	348,399
Alaska Air Group, Inc.	*	3,394	215,248
Allegiant Travel Co.		2,296	100,588
AMR Corp.	*	35,177	227,243
Delta Air Lines, Inc.	*	107,004	1,048,639
JetBlue Airways Corp.	*†	23,246	145,753
Pinnacle Airlines Corp.	*†	7,190	41,343
Republic Airways Holdings, Inc.	*	8,496	54,629
Skywest, Inc.	†	5,070	85,784
United Continental Holdings, Inc.	*	44,083	1,013,468
US Airways Group, Inc.	*†	21,375	186,176

			3,467,270

Auto Components—1.1%
American Axle & Manufacturing
Holdings, Inc.	*†	11,994	151,005
Amerigon, Inc.	*†	3,475	53,063

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
BorgWarner, Inc.	*	16,151	$1,287,073
Cooper Tire & Rubber Co.	†	3,864	99,498
Dana Holding Corp.	*	32,442	564,166
Drew Industries, Inc.	†	1,570	35,058
Exide Technologies	*†	11,062	123,673
Federal-Mogul Corp.	*	14,982	373,052
Fuel Systems Solutions, Inc.	*†	2,117	63,891
Gentex Corp.		26,050	788,013
Modine Manufacturing Co.	*†	5,469	88,270
Quantum Fuel Systems Technologies Worldwide, Inc.	*†	552	2,401
Shiloh Industries, Inc.		5,043	58,902
Spartan Motors, Inc.	†	6,140	42,120
Standard Motor Products, Inc.	†	2,540	35,128
Strattec Security Corp.		502	16,822
Superior Industries International, Inc.	†	2,013	51,613
Tenneco, Inc.	*†	7,324	310,904
TRW Automotive Holdings Corp.	*	13,958	768,807

			4,913,459

Automobiles—0.6%
General Motors Co.	*	80,375	2,494,036
Tesla Motors, Inc.	*†	3,498	96,895
Thor Industries, Inc.	†	4,210	140,488
Winnebago Industries, Inc.	*	4,493	60,071

			2,791,490

Beverages—0.2%
Boston Beer Co., Inc., Class A	*	1,904	176,349
Central European Distribution
Corp. (Poland)	*†	8,945	101,526
Coca-Cola Bottling Co.
Consolidated	†	437	29,209
Hansen Natural Corp.	*	11,945	719,447
Jones Soda Co.	*†	36,928	45,421
National Beverage Corp.		766	10,517

			1,082,469

Biotechnology—3.0%
Aastrom Biosciences, Inc.	*†	9,842	24,605
Acorda Therapeutics, Inc.	*	5,183	120,246
Agenus, Inc.	*†	9,214	8,385
Alexion Pharmaceuticals, Inc.	*†	12,183	1,202,218
Alkermes, Inc.	*	8,728	113,028
Allos Therapeutics, Inc.	*	18,248	57,846
Alnylam Pharmaceuticals, Inc.	*	5,353	51,228
AMAG Pharmaceuticals, Inc.	*†	3,480	58,116
Amylin Pharmaceuticals, Inc.	*†	25,467	289,560
Anadys Pharmaceuticals, Inc.	*	1,662	1,928
ARCA Biopharma, Inc.	*	436	1,112
Arena Pharmaceuticals, Inc.	*†	8,294	11,529
Ariad Pharmaceuticals, Inc.	*	31,682	238,249
Arqule, Inc.	*	4,724	33,824
Array Biopharma, Inc.	*	4,170	12,760
AVI BioPharma, Inc.	*†	51,906	97,064
Avigen, Inc. (Escrow Shares)	*‡d	3,880	—
BioCryst Pharmaceuticals, Inc.	*†	21,994	83,357
BioMarin Pharmaceutical, Inc.	*†	16,072	403,889
BioMimetic Therapeutics, Inc.	*†	7,095	93,015
Biosante Pharmaceuticals, Inc.	*†	1,867	3,697
Capstone Therapeutics Corp.	*	1,517	674
Celera Corp.	*	10,172	82,495
Cell Therapeutics, Inc.	*†	253,160	94,175
Celldex Therapeutics, Inc.	*†	10,060	40,441

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Cepheid, Inc.	*†	5,995	$167,980
Clinical Data, Inc.	*†	2,916	88,355
Codexis, Inc.	*	559	6,630
Cubist Pharmaceuticals, Inc.	*	6,923	174,736
Cytokinetics, Inc.	*	69,212	103,126
CytRx Corp.	*	60,806	53,515
Dendreon Corp.	*	24,041	899,855
Discovery Laboratories, Inc.	*†	686	1,269
Dyax Corp.	*	9,610	15,472
Emergent Biosolutions, Inc.	*†	2,525	61,004
Entremed, Inc.	*†	126	648
Enzon Pharmaceuticals, Inc.	*†	5,036	54,892
EPIX Pharmaceuticals, Inc.	*	3,320	14
Exact Sciences Corp.	*†	7,997	58,858
Exelixis, Inc.	*	29,790	336,627
Genomic Health, Inc.	*†	6,866	168,904
Geron Corp.	*†	23,339	117,862
GTx, Inc.	*†	4,210	10,820
Halozyme Therapeutics, Inc.	*	14,584	97,859
Hemispherx Biopharma, Inc.	*	54,952	25,388
Human Genome Sciences, Inc.	*†	32,730	898,438
Idenix Pharmaceuticals, Inc.	*	3,110	10,325
Idera Pharmaceuticals, Inc.	*	1,932	5,120
Immunogen, Inc.	*†	7,889	71,553
Immunomedics, Inc.	*†	9,692	37,023
Incyte Corp. Ltd.	*†	25,132	398,342
InterMune, Inc.	*†	7,345	346,611
Isis Pharmaceuticals, Inc.	*†	11,993	108,417
Keryx Biopharmaceuticals, Inc.	*	20,883	104,415
Lexicon Pharmaceuticals, Inc.	*	20,111	33,786
Ligand Pharmaceuticals, Inc., Class B	*	1,582	15,820
MannKind Corp.	*†	14,906	54,407
Marina Biotech, Inc.	*	836	602
Maxygen, Inc.	†	2,991	15,553
MediciNova, Inc.	*†	345	890
Medivation, Inc.	*	6,781	126,398
Metabolix, Inc.	*†	3,165	33,264
Momenta Pharmaceuticals, Inc.	*†	4,221	66,903
Myrexis, Inc.	*	10,114	39,040
Myriad Genetics, Inc.	*	15,641	315,166
Nabi Biopharmaceuticals	*	6,806	39,543
Neurocrine Biosciences, Inc.	*	8,240	62,542
Novavax, Inc.	*†	21,148	54,773
NPS Pharmaceuticals, Inc.	*	9,432	90,264
Onyx Pharmaceuticals, Inc.	*	11,707	411,852
Osiris Therapeutics, Inc.	*†	2,984	21,664
PDL BioPharma, Inc.	†	25,942	150,464
Peregrine Pharmaceuticals, Inc.	*†	14,427	34,048
Pharmasset, Inc.	*	3,318	261,160
Poniard Pharmaceuticals, Inc.	*†	3,696	1,586
Progenics Pharmaceuticals, Inc.	*	2,623	16,210
Regeneron Pharmaceuticals, Inc.	*	9,797	440,277
Repligen Corp.	*	3,422	12,832
Rigel Pharmaceuticals, Inc.	*	12,762	90,738
RXi Pharmaceuticals Corp.	*†	6,212	8,573
Sangamo Biosciences, Inc.	*†	10,702	89,148
Savient Pharmaceuticals, Inc.	*	21,839	231,493
Sciclone Pharmaceuticals, Inc.	*†	4,800	19,392
Seattle Genetics, Inc.	*†	13,704	213,371
SIGA Technologies, Inc.	*†	4,650	56,265
StemCells, Inc.	*†	125,740	114,423
SuperGen, Inc.	*	3,719	11,529

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Talecris Biotherapeutics Holdings
Corp.	*	15,000	$402,000
Telik, Inc.	*	6,069	5,462
Theravance, Inc.	*†	5,928	143,576
Trimeris, Inc.	*	4,014	10,075
United Therapeutics Corp.	*	8,998	603,046
Vanda Pharmaceuticals, Inc.	*	4,137	30,159
Vertex Pharmaceuticals, Inc.	*	28,486	1,365,334
XOMA Ltd.	*†	803	2,264

			13,243,391

Building Products—0.6%
A.O. Smith Corp.		6,291	278,943
American Woodmark Corp.	†	800	16,704
Ameron International Corp.		853	59,531
Apogee Enterprises, Inc.	†	5,631	74,273
Armstrong World Industries, Inc.	†	4,590	212,379
Gibraltar Industries, Inc.	*†	1,868	22,285
Griffon Corp.	*†	6,441	84,570
Insteel Industries, Inc.		2,829	40,002
Lennox International, Inc.	†	9,822	516,441
NCI Building Systems, Inc.	*†	8,291	105,047
Owens Corning, Inc.	*	16,656	599,450
Quanex Building Products Corp.		5,413	106,257
Simpson Manufacturing Co., Inc.	†	7,943	234,001
Trex Co., Inc.	*†	2,108	68,763
U.S. Home Systems, Inc.	*	1,624	7,064
Universal Forest Products, Inc.		1,649	60,436
USG Corp.	*†	8,613	143,493

			2,629,639

Capital Markets—2.7%
Affiliated Managers Group, Inc.	*	7,230	790,745
American Capital Ltd.	*	34,981	346,312
Apollo Investment Corp.		26,403	318,420
Arlington Asset Investment Corp., Class A	†	3,155	96,038
Artio Global Investors, Inc.		13,209	213,457
BGC Partners, Inc., Class A		9,817	91,200
BlackRock, Inc.		15,659	3,147,616
Calamos Asset Management, Inc., Class A		1,520	25,217
Deerfield Capital Corp.	*	522	3,393
Diamond Hill Investment Group, Inc.		649	51,920
Eaton Vance Corp.		16,813	542,051
Evercore Partners, Inc., Class A	†	5,587	191,578
GAMCO Investors, Inc., Class A	†	639	29,624
GFI Group, Inc.		28,245	141,790
Greenhill & Co., Inc.	†	3,877	255,068
Institutional Financial Markets, Inc.	†	4,976	22,840
Internet Capital Group, Inc.	*†	7,645	108,559
Intl. FCStone, Inc.	*	1,308	33,249
Investment Technology Group, Inc.	*†	14,744	268,193
Jefferies Group, Inc.	†	21,500	536,210
KBW, Inc.		8,552	223,977
Knight Capital Group, Inc., Class A	*	19,797	265,280
LaBranche & Co., Inc.	*	21,379	84,019
Medallion Financial Corp.		2,518	22,133
MF Global Holdings Ltd.	*†	11,362	94,077
optionsXpress Holdings, Inc.		12,233	223,986
Penson Worldwide, Inc.	*	21,060	141,313
Piper Jaffray Cos.	*†	2,312	95,786
Raymond James Financial, Inc.		16,298	623,236

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Safeguard Scientifics, Inc.	*	3,658	$74,440
Sanders Morris Harris Group, Inc.		2,882	23,085
SEI Investments Co.		28,485	680,222
Stifel Financial Corp.	*†	7,503	538,640
SWS Group, Inc.		14,960	90,807
TD Ameritrade Holding Corp.		53,216	1,110,618
Teton Advisors, Inc., Class A		15	293
TradeStation Group, Inc.	*	3,191	22,401
U.S. Global Investors, Inc., Class A		6,927	56,178
Virtus Investment Partners, Inc.	*†	1,094	64,459
Waddell & Reed Financial, Inc., Class A		10,428	423,481
Westwood Holdings Group, Inc.		1,427	57,437

			12,129,348

Chemicals—3.3%
A. Schulman, Inc.		5,791	143,154
Albemarle Corp.		13,056	780,357
Ampal-American Israel Corp., Class A	*†	15,776	28,081
Arch Chemicals, Inc.	†	2,418	100,565
Ashland, Inc.		9,857	569,340
Balchem Corp.		4,960	186,099
Cabot Corp.		10,642	492,618
Calgon Carbon Corp.	*†	17,431	276,804
Celanese Corp., Class A		18,058	801,233
Chemtura Corp.	*	13,352	229,654
Cytec Industries, Inc.		5,746	312,410
Ferro Corp.	*	15,592	258,671
Flotek Industries, Inc.	*†	6,157	51,780
Georgia Gulf Corp.	*	3,528	130,536
H.B. Fuller Co.		8,201	176,158
Huntsman Corp.		27,831	483,703
Intrepid Potash, Inc.	*	4,761	165,778
Koppers Holdings, Inc.	†	2,428	103,676
Kronos Worldwide, Inc.		235	13,736
Landec Corp.	*†	8,822	57,343
LSB Industries, Inc.	*†	5,477	217,108
Lubrizol Corp.		8,898	1,191,976
Material Sciences Corp.	*	2,565	18,494
Minerals Technologies, Inc.		1,341	91,885
Mosaic Co. (The)		28,558	2,248,943
Nalco Holding Co.		24,884	679,582
NewMarket Corp.	†	1,651	261,221
NL Industries, Inc.	†	412	6,118
Olin Corp.		8,990	206,051
OM Group, Inc.	*	5,779	211,165
Omnova Solutions, Inc.	*	3,769	29,662
Penford Corp.	*	2,075	12,927
PolyOne Corp.	†	12,564	178,534
Quaker Chemical Corp.	†	1,303	52,342
Rockwood Holdings, Inc.	*†	10,751	529,164
RPM International, Inc.	†	24,355	577,944
Scotts Miracle-Gro Co. (The), Class A	†	7,848	454,007
Sensient Technologies Corp.	†	9,171	328,689
Solutia, Inc.	*	14,802	375,971
Spartech Corp.	*	2,131	15,450
Stepan Co.	†	1,197	86,783
Valhi, Inc.	†	5,838	154,590
Valspar Corp.	†	19,890	777,699
W.R. Grace & Co.	*	11,567	442,900
Westlake Chemical Corp.	†	3,600	202,320
Zep, Inc.	†	2,287	39,817

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Zoltek Cos., Inc.	*	17,218	$231,238

			14,984,276

Commercial Banks—3.8%
1st Source Corp.		850	17,034
AmericanWest Bancorp	*	1,951	62
Ameris Bancorp	*	3,095	31,445
Arrow Financial Corp.		2,322	57,446
Associated Banc-Corp		32,696	485,536
BancFirst Corp.		1,092	46,607
Bancorp, Inc. (The)/Delaware	*	4,479	41,341
BancorpSouth, Inc.	†	19,643	303,484
BancTrust Financial Group, Inc.	*†	4,800	11,808
Bank of Hawaii Corp.		10,909	521,668
Bank of the Ozarks, Inc.	†	5,661	247,442
Banner Corp.		2,682	6,356
BOK Financial Corp.		2,311	119,433
Boston Private Financial Holdings, Inc.		12,410	87,739
Bryn Mawr Bank Corp.		4,411	90,734
Camden National Corp.	†	1,411	48,313
Capital Bank Corp.	*	1,781	6,768
Capital City Bank Group, Inc.		1,576	19,984
CapitalSource, Inc.		32,226	226,871
Cardinal Financial Corp.	†	5,028	58,627
Cascade Bancorp	*†	479	3,161
Cascade Financial Corp.	*	4,790	2,011
Cathay General Bancorp	†	18,966	323,370
Catskill Litigation Trust	*‡d	583	—
Center Financial Corp.	*	18,810	138,065
Central Pacific Financial Corp.	*†	146	3,037
Chemical Financial Corp.		2,317	46,178
CIT Group, Inc.	*	27,351	1,163,785
Citizens Republic Bancorp, Inc.	*	41,232	36,692
City Holding Co.	†	1,962	69,376
City National Corp./California		6,327	360,955
CoBiz Financial, Inc.		3,329	23,137
Columbia Banking System, Inc.	†	9,767	187,233
Commerce Bancshares, Inc./Missouri		8,276	334,681
Community Bank System, Inc.		5,419	131,519
Community Trust Bancorp, Inc.		1,658	45,877
Cullen/Frost Bankers, Inc.	†	11,969	706,410
CVB Financial Corp.	†	13,723	127,761
Danvers Bancorp, Inc.		8,015	171,681
East West Bancorp, Inc.		27,603	606,162
Eastern Virginia Bankshares, Inc.		701	2,531
Fidelity Southern Corp.	*	6,827	54,616
Financial Institutions, Inc.		2,448	42,840
First BanCorp. (Puerto Rico)	*†	743	3,715
First Bancorp/North Carolina	†	2,459	32,606
First Busey Corp.	†	2,491	12,654
First Citizens BancShares, Inc./North Carolina, Class A		634	127,168
First Commonwealth Financial Corp.	†	14,573	99,825
First Financial Bancorp	†	6,617	110,438
First Financial Bankshares, Inc.	†	1,727	88,716
First Merchants Corp.	†	2,436	20,146
First Midwest Bancorp, Inc./Illinois		9,549	112,583
First of Long Island Corp. (The)		1,432	39,738
FirstMerit Corp.	†	18,310	312,369
FNB Corp./Pennsylvania	†	21,754	229,287
Fulton Financial Corp.	†	34,487	383,151

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Glacier Bancorp, Inc.	†	17,157	$258,213
Great Southern Bancorp, Inc.	†	1,809	38,803
Green Bankshares, Inc.	*†	2,129	5,940
Guaranty Bancorp	*	20,379	26,289
Hancock Holding Co.	†	6,496	213,329
Hanmi Financial Corp.	*	21,834	27,074
Heritage Commerce Corp.	*†	5,846	27,652
Heritage Financial Corp./Washington	*	972	13,773
IBERIABANK Corp.		2,647	159,164
Independent Bank Corp./Massachusetts	†	3,125	84,406
Independent Bank Corp./Michigan	*†	389	1,245
Integra Bank Corp.	*†	1,659	464
International Bancshares Corp.	†	6,833	125,317
Investors Bancorp, Inc.	*	16,332	243,184
Lakeland Financial Corp.		4,180	94,802
Macatawa Bank Corp.	*†	1,599	3,982
MainSource Financial Group, Inc.		3,185	31,882
MB Financial, Inc.		3,847	80,633
Merchants Bancshares, Inc.		1,298	34,371
Midsouth Bancorp, Inc.		3,651	52,793
MidWestOne Financial Group, Inc.	†	4,566	67,759
Nara Bancorp, Inc.	*	17,442	167,792
National Penn Bancshares, Inc.		8,522	65,960
NBT Bancorp, Inc.		4,152	94,624
Northern States Financial Corp.	*†	4,695	6,996
Northfield Bancorp, Inc.	†	6,837	94,351
Old National Bancorp/Indiana		24,625	263,980
Old Second Bancorp, Inc.	†	1,975	1,975
Oriental Financial Group, Inc. (Puerto Rico)		17,640	221,382
Pacific Capital Bancorp NA	*†	906	26,854
Pacific Premier Bancorp, Inc.	*	977	6,653
PacWest Bancorp	†	2,392	52,026
Park National Corp.	†	1,146	76,576
Peapack Gladstone Financial Corp.		1,086	14,400
Peoples Bancorp, Inc./Ohio	†	1,235	14,845
Peoples Financial Corp./Mississippi		3,749	59,384
Pinnacle Financial Partners, Inc.	*†	2,764	45,717
Popular, Inc. (Puerto Rico)	*	135,606	394,613
Preferred Bank/California	*	4,473	6,665
PrivateBancorp, Inc.		12,737	194,749
Prosperity Bancshares, Inc.	†	8,275	353,922
Renasant Corp.	†	2,924	49,650
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	40,031
Royal Bancshares of Pennsylvania, Inc., Class A	*†	11,522	20,970
S&T Bancorp, Inc.		2,764	59,620
Sandy Spring Bancorp, Inc.		2,239	41,332
Seacoast Banking Corp. of Florida	*	2,998	4,737
Shore Bancshares, Inc.		5,419	52,835
Sierra Bancorp		5,758	64,374
Signature Bank/New York	*	3,883	219,001
Simmons First National Corp., Class A	†	2,377	64,393
Southwest Bancorp, Inc./Oklahoma	*†	2,739	38,866
State Bancorp, Inc./New York		3,354	34,848
Sterling Bancorp/New York	†	3,135	31,381
Sterling Bancshares, Inc./Texas		17,609	151,614
Sterling Financial Corp./Washington	*	60	1,000

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Suffolk Bancorp	†	1,614	$33,862
Superior Bancorp	*†	9,432	3,301
Susquehanna Bancshares, Inc.	†	8,996	84,113
SVB Financial Group	*†	5,353	304,746
SY Bancorp, Inc.		2,543	63,982
Synovus Financial Corp.	†	85,830	205,992
TCF Financial Corp.	†	16,152	256,171
Texas Capital Bancshares, Inc.	*†	4,544	118,099
Tompkins Financial Corp.		1,087	45,165
TowneBank/Virginia	†	2,280	35,705
Trustmark Corp.		7,243	169,631
UMB Financial Corp.	†	3,926	146,656
Umpqua Holdings Corp.		15,160	173,430
Union First Market Bankshares Corp.		2,131	23,974
United Bankshares, Inc.	†	4,222	111,967
United Community Banks, Inc./Georgia	*†	26,958	63,890
Valley National Bancorp		31,885	445,115
Virginia Commerce Bancorp, Inc.	*†	10,179	58,427
Washington Trust Bancorp, Inc.		2,413	57,285
Webster Financial Corp.	†	17,379	372,432
WesBanco, Inc.		2,340	48,461
West Coast Bancorp/Oregon	*	8,317	28,860
Westamerica Bancorporation		4,834	248,323
Western Alliance Bancorp	*†	35,451	291,407
Whitney Holding Corp./Louisiana		14,846	202,203
Wilmington Trust Corp.		24,424	110,396
Wilshire Bancorp, Inc.	*†	17,149	84,030
Wintrust Financial Corp.		2,780	102,165

			17,101,151

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	†	6,426	163,156
ACCO Brands Corp.	*	10,589	101,019
American Reprographics Co.	*†	15,235	157,682
APAC Customer Services, Inc.	*†	1,972	11,852
Brink’s Co. (The)		6,600	218,526
Casella Waste Systems, Inc., Class A	*†	5,820	41,729
Cenveo, Inc.	*†	10,269	67,057
Clean Harbors, Inc.	*	2,996	295,585
Consolidated Graphics, Inc.	*	699	38,186
Copart, Inc.	*	7,845	339,924
Corrections Corp. of America	*	20,309	495,540
Courier Corp.	†	1,904	26,580
Covanta Holding Corp.	†	19,245	328,705
Deluxe Corp.	†	6,902	183,179
EnergySolutions, Inc.		17,158	102,262
Ennis, Inc.	†	2,217	37,756
G&K Services, Inc., Class A	†	1,576	52,402
Geo Group, Inc. (The)	*	14,742	377,985
Healthcare Services Group, Inc.	†	6,684	117,505
Herman Miller, Inc.	†	5,018	137,945
HNI Corp.	†	3,791	119,644
Interface, Inc., Class A		3,470	64,160
Intersections, Inc.		1,900	23,560
Kimball International, Inc., Class B	†	4,445	31,115
Knoll, Inc.	†	4,910	102,914
M&F Worldwide Corp.	*†	1,251	31,425
McGrath Rentcorp		2,460	67,084
Metalico, Inc.	*	1,513	9,411
Mine Safety Appliances Co.		2,725	99,926
Mobile Mini, Inc.	*†	3,320	79,746

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Multi-Color Corp.	†	1,912	$38,642
Perma-Fix Environmental Services, Inc.	*	25,765	38,905
Rollins, Inc.	†	17,041	345,932
Standard Register Co. (The)		1,650	5,478
Steelcase, Inc., Class A		19,006	216,288
Sykes Enterprises, Inc.	*	3,519	69,571
Team, Inc.	*†	1,659	43,565
Tetra Tech, Inc.	*	6,841	168,904
TRC Cos., Inc.	*	11,036	53,304
Unifirst Corp.	†	605	32,071
United Stationers, Inc.		2,055	146,008
US Ecology, Inc.	†	11,022	192,113
Viad Corp.	†	1,978	47,353
Virco Mfg. Corp.		1,859	6,042
Waste Connections, Inc.		23,751	683,791

			6,011,527

Communications Equipment—1.8%
Acme Packet, Inc.	*	10,066	714,283
ADTRAN, Inc.		10,447	443,580
Alliance Fiber Optic Products, Inc.	*	963	10,786
AltiGen Communications, Inc.	*	4,110	4,151
Anaren, Inc.	*	2,003	40,260
Arris Group, Inc.	*	14,156	180,347
Aruba Networks, Inc.	*	17,762	601,066
Aviat Networks, Inc.	*†	4,485	23,187
BigBand Networks, Inc.	*	17,113	43,638
Black Box Corp.	†	1,414	49,702
Blonder Tongue Laboratories, Inc.	*	2,285	4,684
Blue Coat Systems, Inc.	*	9,599	270,308
Brocade Communications Systems, Inc.	*	47,452	291,830
Ciena Corp.	*	20,644	535,918
Comtech Telecommunications Corp.	†	3,394	92,249
DG FastChannel, Inc.	*†	2,455	79,100
Digi International, Inc.	*†	2,517	26,580
Ditech Networks, Inc.	*	3,980	5,771
EchoStar Corp., Class A	*	7,416	280,696
Emcore Corp.	*†	6,178	15,939
EMS Technologies, Inc.	*†	1,782	35,025
Emulex Corp.	*	10,624	113,358
EndWave Corp.	*	912	2,189
Extreme Networks, Inc.	*†	9,940	34,790
Finisar Corp.	*†	13,886	341,596
Globecomm Systems, Inc.	*	5,067	62,476
Harmonic, Inc.	*	19,391	181,888
Infinera Corp.	*†	10,202	85,595
InterDigital, Inc.	†	7,655	365,220
Ixia	*†	5,492	87,213
KVH Industries, Inc.	*	3,755	56,776
Loral Space & Communications, Inc.	*	1,513	117,333
NETGEAR, Inc.	*	3,773	122,396
Network Engines, Inc.	*	1,330	2,700
Network Equipment Technologies, Inc.	*†	20,690	78,001
Numerex Corp., Class A	*	1,800	17,820
Oclaro, Inc.	*†	9,084	104,557
Oplink Communications, Inc.	*†	1,808	35,238
Optical Cable Corp.		241	1,198
ORBCOMM, Inc.	*	3,512	11,590
Parkervision, Inc.	*†	2,943	2,060

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Performance Technologies, Inc.	*	794	$1,691
Plantronics, Inc.		8,148	298,380
Polycom, Inc.	*†	13,880	719,678
Powerwave Technologies, Inc.	*	8,448	38,100
Riverbed Technology, Inc.	*†	24,023	904,466
SeaChange International, Inc.	*	3,359	31,910
Sonus Networks, Inc.	*	58,914	221,517
Sycamore Networks, Inc.		1,477	36,083
Symmetricom, Inc.	*	6,110	37,454
Tekelec	*†	7,191	58,391
Tollgrade Communications, Inc.	*	5,462	55,057
UTStarcom, Inc. (China)	*	14,322	33,657
Viasat, Inc.	*†	2,822	112,428
Westell Technologies, Inc., Class A	*	3,671	12,848
Zoom Technologies, Inc. (China)	*	542	1,794

			8,136,548

Computers & Peripherals—0.6%
ADPT Corp.	*	45,448	133,617
Avid Technology, Inc.	*†	2,658	59,273
Concurrent Computer Corp.	*	759	4,827
Cray, Inc.	*	4,598	29,657
Dataram Corp.	*†	1,175	2,632
Diebold, Inc.		11,359	402,790
Dot Hill Systems Corp.	*	3,866	10,941
Electronics for Imaging, Inc.	*†	3,912	57,546
Hutchinson Technology, Inc.	*	2,054	5,792
Hypercom Corp.	*	8,603	103,494
iGO, Inc.	*†	2,804	7,907
Imation Corp.	*†	13,307	148,240
Immersion Corp.	*	5,977	45,664
Intermec, Inc.	*†	5,471	59,032
Intevac, Inc.	*†	3,891	48,365
NCR Corp.	*	16,293	306,960
Novatel Wireless, Inc.	*	10,536	57,527
Overland Storage, Inc.	*†	9,851	22,066
Presstek, Inc.	*	6,107	12,703
QLogic Corp.	*	17,090	317,020
Quantum Corp.	*	58,778	148,121
Rimage Corp.		924	14,923
Silicon Graphics International Corp.	*†	3,088	66,083
STEC, Inc.	*†	14,855	298,437
Stratasys, Inc.	*	1,962	92,214
Synaptics, Inc.	*†	5,067	136,910
TransAct Technologies, Inc.	*	889	10,624

			2,603,365

Construction & Engineering—0.8%
Aecom Technology Corp.	*	18,109	502,163
Comfort Systems USA, Inc.	†	3,803	53,508
Dycom Industries, Inc.	*	12,091	209,658
EMCOR Group, Inc.	*	10,329	319,889
Furmanite Corp.	*†	4,100	32,800
Granite Construction, Inc.	†	5,631	158,231
Insituform Technologies, Inc., Class A	*†	2,980	79,715
KBR, Inc.		23,517	888,237
Layne Christensen Co.	*†	1,813	62,548
MasTec, Inc.	*	7,935	165,048
Northwest Pipe Co.	*†	1,025	23,503
Orion Marine Group, Inc.	*	10,970	117,818
Pike Electric Corp.	*†	1,369	13,033
Shaw Group, Inc. (The)	*	12,959	458,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sterling Construction Co., Inc.	*	1,751	$29,557
Tutor Perini Corp.	†	5,845	142,384
URS Corp.	*	11,073	509,912

			3,766,882

Construction Materials—0.2%
Eagle Materials, Inc.		5,122	154,992
Headwaters, Inc.	*	14,630	86,317
Martin Marietta Materials, Inc.	†	3,598	322,633
Texas Industries, Inc.	†	3,011	136,187

			700,129

Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.		12,079	64,019
Cash America International, Inc.	†	6,335	291,727
CompuCredit Holdings Corp.	*	2,023	13,291
Dollar Financial Corp.	*	10,439	216,609
Ezcorp, Inc., Class A	*	6,505	204,192
First Cash Financial Services, Inc.	*†	9,664	373,030
First Marblehead Corp. (The)	*	4,118	9,060
Nelnet, Inc., Class A	†	4,517	98,606
World Acceptance Corp.	*†	1,219	79,479

			1,350,013

Containers & Packaging—0.9%
AEP Industries, Inc.	*	1,109	32,959
AptarGroup, Inc.		6,756	338,678
Crown Holdings, Inc.	*	30,217	1,165,772
Graphic Packaging Holding Co.	*†	15,948	86,438
Greif, Inc., Class A		3,616	236,523
Myers Industries, Inc.	†	1,717	17,050
Packaging Corp. of America		18,597	537,267
Rock-Tenn Co., Class A	†	4,965	344,323
Silgan Holdings, Inc.		7,687	293,182
Sonoco Products Co.		11,726	424,833
Temple-Inland, Inc.		15,475	362,115

			3,839,140

Distributors—0.1%
Audiovox Corp., Class A	*	2,945	23,560
LKQ Corp.	*†	19,751	475,999
Pool Corp.		4,626	111,533

			611,092

Diversified Consumer Services—0.9%
American Public Education, Inc.	*†	2,444	98,860
Capella Education Co.	*†	3,229	160,772
Career Education Corp.	*	11,632	264,279
Coinstar, Inc.	*†	3,501	160,766
Corinthian Colleges, Inc.	*†	17,447	77,116
Education Management Corp.	*†	15,530	325,198
Grand Canyon Education, Inc.	*†	8,434	122,293
Hillenbrand, Inc.		6,820	146,630
ITT Educational Services, Inc.	*	4,939	356,349
Jackson Hewitt Tax Service, Inc.	*†	5,730	3,438
K12, Inc.	*	7,115	239,775
Learning Tree International, Inc.	†	4,044	35,547
Matthews International Corp., Class A	†	4,455	171,740
Pre-Paid Legal Services, Inc.	*†	780	51,480
Princeton Review, Inc.	*†	11,268	4,303
Regis Corp.	†	9,256	164,201
Service Corp. International		36,748	406,433
Sotheby’s		8,625	453,675

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Steiner Leisure Ltd. (Bahamas)	*†	1,645	$76,098
Stewart Enterprises, Inc., Class A	†	6,846	52,303
Strayer Education, Inc.	†	944	123,183
Universal Technical Institute, Inc.	†	2,513	48,878
Weight Watchers International, Inc.		7,300	511,730

			4,055,047

Diversified Financial Services—0.3%
Asset Acceptance Capital Corp.	*†	3,797	20,390
Asta Funding, Inc.		1,791	15,331
Interactive Brokers Group, Inc., Class A		6,602	104,906
MarketAxess Holdings, Inc.	†	8,655	209,451
MSCI, Inc., Class A	*	16,979	625,167
PHH Corp.	*	10,994	239,339
Pico Holdings, Inc.	*	1,955	58,767
Portfolio Recovery Associates, Inc.	*	1,413	120,289
Resource America, Inc., Class A		1,547	9,901

			1,403,541

Diversified Telecommunication Services—0.5%
8x8, Inc.	*†	33,730	94,781
AboveNet, Inc.		2,364	153,329
Alaska Communications Systems Group, Inc.	†	4,537	48,319
Atlantic Tele-Network, Inc.		1,034	38,455
Cbeyond, Inc.	*†	5,638	65,796
Cincinnati Bell, Inc.	*†	49,090	131,561
Cogent Communications Group, Inc.	*	3,453	49,274
Consolidated Communications Holdings, Inc.	†	13,175	246,768
General Communication, Inc., Class A	*	3,847	42,086
Global Crossing Ltd. (Bermuda)	*†	4,359	60,677
HickoryTech Corp.		2,286	20,780
Hughes Communications, Inc.	*	2,954	176,265
IDT Corp., Class B		2,274	61,284
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*	283,358	416,536
Neutral Tandem, Inc.	*†	13,265	195,659
PAETEC Holding Corp.	*†	20,390	68,103
Premiere Global Services, Inc.	*†	5,642	42,992
Superior TeleCom, Inc.	*‡d	2,014	—
SureWest Communications	*	6,213	89,343
tw telecom inc.	*	19,424	372,941

			2,374,949

Electric Utilities—1.4%
Allete, Inc.		4,094	159,543
Central Vermont Public Service Corp.		6,116	142,442
Cleco Corp.		15,291	524,328
DPL, Inc.	†	22,792	624,729
El Paso Electric Co.	*†	8,121	246,878
Empire District Electric Co. (The)	†	15,475	337,200
Great Plains Energy, Inc.	†	23,293	466,326
Hawaiian Electric Industries, Inc.	†	19,847	492,206
IDACORP, Inc.	†	8,071	307,505
ITC Holdings Corp.		6,427	449,247
MGE Energy, Inc.	†	4,750	192,328
NV Energy, Inc.		38,483	573,012
Otter Tail Corp.	†	2,897	65,849
PNM Resources, Inc.	†	14,732	219,801
Portland General Electric Co.		19,471	462,826

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
UIL Holdings Corp.		6,521	$199,021
Unisource Energy Corp.		7,922	286,222
Unitil Corp.		1,689	39,793
Westar Energy, Inc.	†	17,629	465,758

			6,255,014

Electrical Equipment—1.4%
A123 Systems, Inc.	*†	16,383	104,032
Active Power, Inc.	*	28,492	84,051
Acuity Brands, Inc.	†	3,756	219,688
American Superconductor Corp.	*†	6,746	167,773
AMETEK, Inc.		26,331	1,155,141
AZZ, Inc.	†	1,134	51,710
Babcock & Wilcox Co. (The)	*	17,673	589,925
Belden, Inc.	†	6,067	227,816
Brady Corp., Class A		6,111	218,102
Capstone Turbine Corp.	*†	49,337	89,300
Encore Wire Corp.		1,693	41,208
EnerSys	*	11,416	453,786
Franklin Electric Co., Inc.	†	3,929	181,520
FuelCell Energy, Inc.	*†	9,197	19,682
General Cable Corp.	*†	6,560	284,048
GrafTech International Ltd.	*†	18,466	380,954
Hubbell, Inc., Class B		6,100	433,283
II-VI, Inc.	*†	1,982	98,604
LaBarge, Inc.	*	2,232	39,506
LSI Industries, Inc.		3,003	21,742
Magnetek, Inc.	*	4,586	10,089
Orbit International Corp.	*	2,812	9,701
Plug Power, Inc.	*	8,935	6,791
Polypore International, Inc.	*	2,985	171,876
Powell Industries, Inc.	*	1,046	41,254
PowerSecure International, Inc.	*†	2,650	22,790
Regal-Beloit Corp.	†	5,997	442,759
Servotronics, Inc.	*	3,119	27,291
Thomas & Betts Corp.	*	10,346	615,277
Ultralife Corp.	*	3,672	18,580
Universal Security Instruments, Inc.	*	266	2,048
Valence Technology, Inc.	*†	4,773	7,446
Vicor Corp.	†	3,481	57,402
Woodward, Inc.	†	5,398	186,555

			6,481,730

Electronic Equipment, Instruments & Components—2.2%
Agilysys, Inc.	*	2,266	13,007
Anixter International, Inc.	†	5,818	406,620
Arrow Electronics, Inc.	*	15,039	629,833
Avnet, Inc.	*	23,235	792,081
AVX Corp.		9,827	146,521
Benchmark Electronics, Inc.	*†	13,445	255,052
Brightpoint, Inc.	*	13,208	143,175
CalAmp Corp.	*	7,372	24,696
Checkpoint Systems, Inc.	*	3,624	81,468
Cognex Corp.		3,335	94,214
Coherent, Inc.	*	3,191	185,429
CTS Corp.	†	4,578	49,442
Daktronics, Inc.	†	3,564	38,313
Dolby Laboratories, Inc., Class A	*	6,100	300,181
DTS, Inc.	*	1,605	74,841
Echelon Corp.	*	3,748	37,967
Electro Rent Corp.		2,563	44,032
Electro Scientific Industries, Inc.	*	3,685	63,972
FARO Technologies, Inc.	*†	1,212	48,480
Frequency Electronics, Inc.	*	822	8,434

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Gerber Scientific, Inc.	*†	3,478	$32,554
ID Systems, Inc.	*	2,437	11,210
Identive Group, Inc.	*	1,494	3,944
Ingram Micro, Inc., Class A	*	31,554	663,581
Insight Enterprises, Inc.	*†	2,944	50,136
IPG Photonics Corp.	*	6,852	395,223
Iteris, Inc.	*	4,264	6,140
Itron, Inc.	*†	6,735	380,123
L-1 Identity Solutions, Inc.	*	28,365	334,140
LeCroy Corp.	*	3,916	52,357
Lightpath Technologies, Inc., Class A	*	17,646	36,704
Littelfuse, Inc.	†	2,845	162,449
LoJack Corp.	*	1,880	8,817
LRAD Corp.	*†	3,686	10,284
Maxwell Technologies, Inc.	*	3,381	58,390
Measurement Specialties, Inc.	*†	3,063	104,326
Mercury Computer Systems, Inc.	*	2,443	51,694
Mesa Laboratories, Inc.		1,200	35,976
Methode Electronics, Inc.	†	12,888	155,687
Microvision, Inc.	*†	114,459	151,086
MTS Systems Corp.		1,818	82,810
National Instruments Corp.		9,602	314,641
Newport Corp.	*	3,015	53,757
OSI Systems, Inc.	*	2,179	81,778
Park Electrochemical Corp.		1,950	62,887
PC Connection, Inc.	*	2,755	24,409
Planar Systems, Inc.	*†	8,504	23,386
Plexus Corp.	*†	4,416	154,825
Power-One, Inc.	*†	25,479	222,941
Pulse Electronics Corp.	†	7,988	48,327
Radisys Corp.	*	2,757	23,876
Research Frontiers, Inc.	*†	2,932	19,996
Rofin-Sinar Technologies, Inc.	*	3,102	122,529
Rogers Corp.	*†	1,417	63,850
Sanmina-SCI Corp.	*	9,115	102,179
ScanSource, Inc.	*†	1,798	68,306
Sigmatron International, Inc.	*	283	1,534
SMART Modular Technologies (WWH), Inc.	*†	14,453	112,300
Spectrum Control, Inc.	*	1,195	23,518
SYNNEX Corp.	*†	3,024	98,976
Tech Data Corp.	*	6,970	354,494
Trimble Navigation Ltd.	*	15,373	776,951
TTM Technologies, Inc.	*†	5,541	100,625
Universal Display Corp.	*†	2,789	153,507
Vishay Intertechnology, Inc.	*†	19,798	351,216
Vishay Precision Group, Inc.	*†	7,543	118,199
Wayside Technology Group, Inc.		1,787	24,500
X-Rite, Inc.	*†	2,441	11,595
Zygo Corp.	*	2,489	36,389

			9,776,880

Energy Equipment & Services—2.5%
Atwood Oceanics, Inc.	*	6,387	296,548
Basic Energy Services, Inc.	*†	5,491	140,075
Bolt Technology Corp.	*	3,477	47,079
Bristow Group, Inc.	*†	3,979	188,207
Bronco Drilling Co., Inc.	*	9,298	105,067
Cal Dive International, Inc.	*	25,404	177,320
CARBO Ceramics, Inc.		2,127	300,162
Complete Production Services, Inc.	*	12,146	386,364
Dawson Geophysical Co.	*	930	40,808
Dresser-Rand Group, Inc.	*†	13,938	747,356

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Dril-Quip, Inc.	*	3,396	$268,386
Exterran Holdings, Inc.	*†	10,606	251,680
Global Industries Ltd.	*†	36,362	355,984
Gulfmark Offshore, Inc., Class A	*	3,081	137,135
Helix Energy Solutions Group, Inc.	*†	10,795	185,674
Hercules Offshore, Inc.	*	31,499	208,208
Hornbeck Offshore Services, Inc.	*†	3,588	110,690
ION Geophysical Corp.	*†	15,575	197,647
Key Energy Services, Inc.	*†	31,716	493,184
Lufkin Industries, Inc.		5,305	495,858
Matrix Service Co.	*	2,410	33,499
McDermott International, Inc.	*	31,974	811,820
Mitcham Industries, Inc.	*	3,707	50,601
Natural Gas Services Group, Inc.	*†	2,837	50,385
Newpark Resources, Inc.	*	9,665	75,967
Oceaneering International, Inc.	*	6,122	547,613
Oil States International, Inc.	*	5,243	399,202
OYO Geospace Corp.	*	550	54,219
Parker Drilling Co.	*	15,606	107,838
Patterson-UTI Energy, Inc.		29,120	855,837
PHI, Inc.	*	1,283	28,380
Pioneer Drilling Co.	*	16,802	231,868
Pride International, Inc.	*	30,955	1,329,517
RPC, Inc.	†	10,938	276,950
SEACOR Holdings, Inc.		2,438	225,418
Sulphco, Inc.	*†	8,130	1,152
Superior Energy Services, Inc.	*	8,501	348,541
Tetra Technologies, Inc.	*	8,961	137,999
Tidewater, Inc.		5,295	316,906
Unit Corp.	*	5,621	348,221

			11,365,365

Food & Staples Retailing—0.4%
Andersons, Inc. (The)		1,795	87,452
Arden Group, Inc., Class A		391	29,837
BJ’s Wholesale Club, Inc.	*	8,066	393,782
Casey’s General Stores, Inc.		6,741	262,899
Nash Finch Co.		1,190	45,149
Pantry, Inc. (The)	*†	2,139	31,721
Rite Aid Corp.	*†	144,181	152,832
Ruddick Corp.	†	5,954	229,765
Spartan Stores, Inc.	†	3,490	51,617
United Natural Foods, Inc.	*	3,712	166,372
Village Super Market, Inc., Class A	†	2,777	80,811
Weis Markets, Inc.	†	1,103	44,627
Winn-Dixie Stores, Inc.	*†	8,034	57,363

			1,634,227

Food Products—1.6%
B&G Foods, Inc.		18,317	343,810
Bridgford Foods Corp.	†	1,169	13,105
Bunge Ltd.		21,104	1,526,452
Calavo Growers, Inc.	†	2,244	49,031
Cal-Maine Foods, Inc.	†	6,514	192,163
Chiquita Brands International, Inc.	*	6,442	98,820
Corn Products International, Inc.		8,609	446,118
Darling International, Inc.	*	15,053	231,365
Diamond Foods, Inc.	†	4,971	277,382
Dole Food Co., Inc.	*†	12,165	165,809
Farmer Bros. Co.	†	930	11,272
Flowers Foods, Inc.	†	19,972	543,838
Fresh Del Monte Produce, Inc.	†	5,829	152,195
Green Mountain Coffee Roasters, Inc.	*†	15,152	978,971

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Griffin Land & Nurseries, Inc.	†	2,039	$65,615
Hain Celestial Group, Inc. (The)	*	9,137	294,942
Inventure Foods, Inc.	*	9,182	35,626
J&J Snack Foods Corp.	†	1,866	87,833
John B. Sanfilippo & Son, Inc.	*	1,899	22,218
Lancaster Colony Corp.	†	2,437	147,682
Omega Protein Corp.	*	1,515	20,437
Ralcorp Holdings, Inc.	*	9,102	622,850
Sanderson Farms, Inc.	†	1,537	70,579
Smart Balance, Inc.	*	15,817	72,600
Smithfield Foods, Inc.	*	16,514	397,327
Snyders-Lance, Inc.		3,688	73,207
Tootsie Roll Industries, Inc.	†	3,161	89,648
TreeHouse Foods, Inc.	*†	5,254	298,795

			7,329,690

Gas Utilities—1.1%
AGL Resources, Inc.		9,225	367,524
Atmos Energy Corp.		15,893	541,951
Chesapeake Utilities Corp.	†	2,965	123,403
Delta Natural Gas Co., Inc.		3,757	118,458
Energen Corp.		9,450	596,484
Laclede Group, Inc. (The)	†	1,902	72,466
National Fuel Gas Co.		9,984	738,816
New Jersey Resources Corp.	†	5,739	246,490
Northwest Natural Gas Co.	†	3,667	169,159
Piedmont Natural Gas Co., Inc.	†	15,500	470,425
Questar Corp.		28,555	498,285
South Jersey Industries, Inc.	†	3,110	174,067
Southwest Gas Corp.	†	5,681	221,389
UGI Corp.		16,109	529,986
WGL Holdings, Inc.	†	6,794	264,966

			5,133,869

Health Care Equipment & Supplies—2.5%
Abaxis, Inc.	*	1,864	53,758
ABIOMED, Inc.	*	3,940	57,248
Alere, Inc.	*	8,717	341,183
Align Technology, Inc.	*	7,897	161,731
American Medical Systems
Holdings, Inc.	*†	12,736	275,607
Analogic Corp.		1,287	72,780
Angiodynamics, Inc.	*†	14,132	213,676
Atrion Corp.	†	308	53,737
Beckman Coulter, Inc.		8,417	699,200
Biolase Technology, Inc.	*†	21,214	103,312
Cantel Medical Corp.	†	4,511	116,158
Cerus Corp.	*†	16,123	46,596
Conceptus, Inc.	*	2,419	34,955
CONMED Corp.	*†	9,592	252,078
Cooper Cos., Inc. (The)		6,391	443,855
CryoLife, Inc.	*	4,037	24,626
Cutera, Inc.	*	3,098	26,550
Cyberonics, Inc.	*†	2,351	74,785
Cynosure, Inc., Class A	*	772	10,723
DexCom, Inc.	*†	11,213	174,026
Endologix, Inc.	*	11,397	77,272
Gen-Probe, Inc.	*	7,280	483,028
Greatbatch, Inc.	*†	2,283	60,408
Haemonetics Corp.	*	3,839	251,608
Hill-Rom Holdings, Inc.		7,479	284,052
Hologic, Inc.	*	44,457	986,945
ICU Medical, Inc.	*†	1,366	59,804
IDEXX Laboratories, Inc.	*†	3,869	298,764

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Immucor, Inc.	*†	8,633	$170,761
Integra LifeSciences Holdings
Corp.	*†	2,236	106,031
Invacare Corp.	†	3,258	101,389
IRIS International, Inc.	*†	2,570	23,181
Kensey Nash Corp.	*	1,683	41,924
Kinetic Concepts, Inc.	*	8,640	470,189
Masimo Corp.	†	5,620	186,022
Medical Action Industries, Inc.	*†	7,146	60,026
Meridian Bioscience, Inc.	†	4,370	104,836
Merit Medical Systems, Inc.	*†	2,509	49,227
Natus Medical, Inc.	*†	15,518	260,702
Neogen Corp.	*†	2,463	101,919
NuVasive, Inc.	*†	4,557	115,383
NxStage Medical, Inc.	*	7,486	164,542
OraSure Technologies, Inc.	*†	4,328	34,018
Orthofix International NV (Netherlands Antilles)	*†	2,888	93,745
Orthovita, Inc.	*†	8,897	18,951
Palomar Medical Technologies, Inc.	*†	2,762	41,016
Quidel Corp.	*†	14,799	176,996
ResMed, Inc.	*†	21,919	657,570
Rochester Medical Corp.	*	5,305	60,901
RTI Biologics, Inc.	*	7,464	21,347
Sirona Dental Systems, Inc.	*†	9,020	452,443
SonoSite, Inc.	*	1,320	43,982
Spectranetics Corp.	*†	3,376	15,901
Staar Surgical Co.	*†	13,188	73,457
STERIS Corp.		7,971	275,318
SurModics, Inc.	*	1,932	24,150
Synovis Life Technologies, Inc.	*	4,579	87,825
Teleflex, Inc.		5,080	294,538
Theragenics Corp.	*	5,822	12,226
ThermoGenesis Corp.	*	1,079	2,255
Thoratec Corp.	*	7,537	195,434
TomoTherapy, Inc.	*	12,150	55,526
Urologix, Inc.	*†	25,612	16,136
Vision-Sciences, Inc.	*	27,178	63,597
Volcano Corp.	*	4,832	123,699
West Pharmaceutical Services, Inc.		3,358	150,338
Wright Medical Group, Inc.	*	3,907	66,458
Young Innovations, Inc.		677	21,258
Zoll Medical Corp.	*†	7,183	321,870

			11,095,552

Health Care Providers & Services—2.8%
Alliance HealthCare Services, Inc.	*	10,817	47,811
Almost Family, Inc.	*	2,502	94,175
Amedisys, Inc.	*†	2,921	102,235
America Service Group, Inc.		1,972	50,562
American Dental Partners, Inc.	*†	1,668	21,884
AMERIGROUP Corp.	*†	5,696	365,968
AMN Healthcare Services, Inc.	*†	3,864	33,462
Amsurg Corp.	*†	3,079	78,330
Bio-Reference Labs, Inc.	*†	11,461	257,185
BioScrip, Inc.	*†	3,476	16,372
Brookdale Senior Living, Inc.	*	23,328	653,184
Capital Senior Living Corp.	*	9,966	105,839
CardioNet, Inc.	*	8,331	39,905
Catalyst Health Solutions, Inc.	*	5,865	328,029
Centene Corp.	*	7,045	232,344
Chemed Corp.		2,102	140,014
Chindex International, Inc.	*	1,527	24,508

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Community Health Systems, Inc.	*	12,136	$485,319
Cross Country Healthcare, Inc.	*†	2,631	20,601
Emergency Medical Services Corp., Class A	*	4,049	257,476
Emeritus Corp.	*	5,975	152,124
Ensign Group, Inc. (The)	†	3,393	108,338
Five Star Quality Care, Inc.	*	6,201	50,414
Gentiva Health Services, Inc.	*†	3,767	105,589
Hanger Orthopedic Group, Inc.	*†	4,046	105,317
Health Management Associates, Inc., Class A	*	38,960	424,664
Health Net, Inc.	*	13,985	457,310
Healthsouth Corp.	*†	18,076	451,538
Healthspring, Inc.	*	8,037	300,343
Healthways, Inc.	*†	3,517	54,056
Henry Schein, Inc.	*	12,162	853,408
HMS Holdings Corp.	*†	3,201	262,002
IPC The Hospitalist Co., Inc.	*†	4,870	221,147
Kindred Healthcare, Inc.	*	5,458	130,337
Landauer, Inc.		923	56,783
LHC Group, Inc.	*†	8,598	257,940
LifePoint Hospitals, Inc.	*†	6,804	273,385
Lincare Holdings, Inc.		16,315	483,903
Magellan Health Services, Inc.	*	4,963	243,584
Mednax, Inc.	*	6,801	453,015
Molina Healthcare, Inc.	*	2,244	89,760
MWI Veterinary Supply, Inc.	*†	1,472	118,761
National Healthcare Corp.	†	1,078	50,116
National Research Corp.		1,250	42,425
NovaMed, Inc.	*	1,634	21,569
Omnicare, Inc.	†	19,797	593,712
Owens & Minor, Inc.	†	8,595	279,166
PDI, Inc.	*	864	7,007
PharMerica Corp.	*	4,132	47,270
Providence Service Corp. (The)	*	3,898	58,392
PSS World Medical, Inc.	*†	10,466	284,152
Psychemedics Corp.		902	9,967
RehabCare Group, Inc.	*	3,006	110,831
Rural/Metro Corp.	*†	8,016	136,593
Skilled Healthcare Group, Inc., Class A	*†	6,280	90,369
Sun Healthcare Group, Inc.	*†	7,309	102,838
Sunrise Senior Living, Inc.	*	17,453	208,214
Triple-S Management Corp., Class B (Puerto Rico)	*†	7,729	159,063
U.S. Physical Therapy, Inc.		2,083	46,534
Universal American Corp.		8,125	186,144
Universal Health Services, Inc., Class B		10,922	539,656
VCA Antech, Inc.	*	8,380	211,008
WellCare Health Plans, Inc.	*	5,753	241,338

			12,435,285

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	28,246	592,883
athenahealth, Inc.	*†	3,145	141,934
Computer Programs & Systems, Inc.		3,593	230,958
Emdeon, Inc., Class A	*	13,453	216,728
MedAssets, Inc.	*	10,517	160,595
Medidata Solutions, Inc.	*	9,229	235,985
Mediware Information Systems, Inc.	*	1,191	14,792

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Merge Healthcare, Inc.	*†	9,619	$46,941
Omnicell, Inc.	*	7,892	120,274
Quality Systems, Inc.	†	2,355	196,266
Vital Images, Inc.	*	1,498	20,238

			1,977,594

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc.	*†	5,988	90,598
Ambassadors Group, Inc.		2,796	30,616
Ambassadors International, Inc.	*†	66	185
Ameristar Casinos, Inc.		3,664	65,036
Bally Technologies, Inc.	*†	6,636	251,173
Benihana, Inc., Class A	*	680	5,746
Biglari Holdings, Inc.	*	109	46,167
Bluegreen Corp.	*†	1,800	7,398
Bob Evans Farms, Inc.		2,925	95,355
Boyd Gaming Corp.	*†	9,758	91,432
Brinker International, Inc.		13,492	341,348
Buffalo Wild Wings, Inc.	*	4,069	221,476
California Pizza Kitchen, Inc.	*	2,265	38,233
CEC Entertainment, Inc.		1,994	75,234
Cheesecake Factory, Inc. (The)	*†	8,701	261,813
Chipotle Mexican Grill, Inc.	*†	3,437	936,136
Choice Hotels International, Inc.	†	3,101	120,474
Churchill Downs, Inc.		1,567	65,030
Cosi, Inc.	*	16,495	20,289
Cracker Barrel Old Country Store, Inc.		2,879	141,474
DineEquity, Inc.	*†	1,467	80,656
Domino’s Pizza, Inc.	*†	8,683	160,028
Dover Downs Gaming & Entertainment, Inc.		1,687	6,056
Dover Motorsports, Inc.	*	1,645	3,290
Empire Resorts, Inc.	*	2,513	1,558
Gaylord Entertainment Co.	*†	5,614	194,694
Great Wolf Resorts, Inc.	*	3,072	6,482
Hyatt Hotels Corp., Class A	*	7,286	313,589
International Speedway Corp., Class A	†	3,250	96,850
Interval Leisure Group, Inc.	*†	2,598	42,477
Isle of Capri Casinos, Inc.	*	1,251	11,884
Jack in the Box, Inc.	*†	8,142	184,661
Jamba, Inc.	*†	31,424	69,133
Krispy Kreme Doughnuts, Inc.	*†	14,546	102,404
Las Vegas Sands Corp.	*	56,580	2,388,808
Life Time Fitness, Inc.	*	3,802	141,853
Luby’s, Inc.	*	14,427	76,319
Marcus Corp.	†	1,805	19,674
McCormick & Schmick’s Seafood Restaurants, Inc.	*	5,172	37,342
MGM Resorts International	*†	55,276	726,879
Monarch Casino & Resort, Inc.	*	6,897	71,729
Morgans Hotel Group Co.	*†	7,052	69,110
MTR Gaming Group, Inc.	*	4,525	11,991
Multimedia Games, Inc.	*	2,902	16,628
O’Charleys, Inc.	*†	3,157	18,847
Orient-Express Hotels Ltd., Class A (Bermuda)	*†	9,213	113,965
P.F. Chang’s China Bistro, Inc.		4,475	206,700
Panera Bread Co., Class A	*	3,189	405,003
Papa John’s International, Inc.	*†	2,356	74,614
Peet’s Coffee & Tea, Inc.	*†	1,297	62,373
Penn National Gaming, Inc.	*	12,013	445,202
Pinnacle Entertainment, Inc.	*†	13,868	188,882

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Red Robin Gourmet Burgers, Inc.	*†	1,203	$32,361
Royal Caribbean Cruises Ltd.	*	23,319	962,142
Ruby Tuesday, Inc.	*	17,015	223,067
Scientific Games Corp., Class A	*†	13,630	119,126
Shuffle Master, Inc.	*†	6,463	69,025
Sonic Corp.	*	6,866	62,137
Speedway Motorsports, Inc.		1,680	26,846
Texas Roadhouse, Inc.		17,672	300,247
Vail Resorts, Inc.	*†	3,320	161,883
Wendy’s/Arby’s Group, Inc.,
Class A	†	50,951	256,284
WMS Industries, Inc.	*†	4,326	152,924

			11,620,936

Household Durables—1.0%
American Greetings Corp., Class A	†	6,434	151,842
Bassett Furniture Industries, Inc.	*	610	4,789
Beazer Homes USA, Inc.	*†	20,825	95,170
Blyth, Inc.		877	28,494
Brookfield Homes Corp.	*†	858	8,065
Cavco Industries, Inc.	*	1,216	54,915
CSS Industries, Inc.	†	1,140	21,489
Ethan Allen Interiors, Inc.	†	2,312	50,633
Furniture Brands International, Inc.	*	9,746	44,344
Helen of Troy Ltd. (Bermuda)	*†	3,172	93,257
Hooker Furniture Corp.	†	3,953	47,278
Hovnanian Enterprises, Inc., Class A	*†	48,421	170,926
Jarden Corp.	†	11,014	391,768
KB Home		21,849	271,802
Kid Brands, Inc.	*†	1,157	8,504
La-Z-Boy, Inc.	*	8,340	79,647
M/I Homes, Inc.	*	1,741	26,098
MDC Holdings, Inc.		5,581	141,478
Meritage Homes Corp.	*†	3,915	94,469
Mohawk Industries, Inc.	*	6,823	417,226
NVR, Inc.	*	607	458,892
Ryland Group, Inc.	†	8,702	138,362
Sealy Corp.	*†	6,171	15,674
Skyline Corp.	†	918	18,406
Standard Pacific Corp.	*†	29,234	109,043
Tempur-Pedic International, Inc.	*†	6,645	336,636
Toll Brothers, Inc.	*	25,120	496,622
Tupperware Brands Corp.		8,158	487,114
Universal Electronics, Inc.	*†	3,125	92,375

			4,355,318

Household Products—0.4%
Central Garden and Pet Co.,
Class A	*†	2,770	25,512
Church & Dwight Co., Inc.		10,959	869,487
Energizer Holdings, Inc.	*	9,443	671,964
WD-40 Co.	†	2,756	116,689

			1,683,652

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	61,775	980,369
Dynegy, Inc.	*	14,760	83,985
GenOn Energy, Inc.	*	76,798	292,600
Ormat Technologies, Inc.	†	9,093	230,326
Tegal Corp.	*	312	178

			1,587,458

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	425,809

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Raven Industries, Inc.	†	5,412	$332,405
Seaboard Corp.	†	43	103,759
Standex International Corp.	†	1,584	60,018
Tredegar Corp.	†	2,467	53,238

			975,229

Insurance—4.2%
Alleghany Corp.	*	565	187,030
Allied World Assurance Co. Holdings Ltd. (Switzerland)		6,514	408,363
Alterra Capital Holdings Ltd. (Bermuda)		11,392	254,497
American Financial Group, Inc.		16,388	573,908
American National Insurance Co.		3,374	267,120
American Safety Insurance Holdings Ltd.	*	8,481	181,748
AMERISAFE, Inc.	*†	5,765	127,464
Amtrust Financial Services, Inc.	†	14,804	282,312
Arch Capital Group Ltd. (Bermuda)	*	7,152	709,407
Argo Group International Holdings Ltd. (Bermuda)		3,031	100,144
Arthur J. Gallagher & Co.		16,244	493,980
Aspen Insurance Holdings Ltd. (Bermuda)		15,024	414,061
Assured Guaranty Ltd. (Bermuda)		13,965	208,079
Axis Capital Holdings Ltd. (Bermuda)		22,431	783,291
Baldwin & Lyons, Inc., Class B	†	1,316	30,821
Brown & Brown, Inc.		21,221	547,502
Citizens, Inc.	*†	31,776	231,965
CNA Financial Corp.		6,244	184,510
CNA Surety Corp.	*	1,486	37,536
CNO Financial Group, Inc.	*	33,835	254,101
Crawford & Co., Class B	†	3,543	16,865
Delphi Financial Group, Inc., Class A		5,179	159,047
eHealth, Inc.	*†	9,146	121,642
EMC Insurance Group, Inc.		1,041	25,848
Employers Holdings, Inc.	†	6,914	142,843
Endurance Specialty Holdings Ltd. (Bermuda)		8,383	409,258
Enstar Group Ltd. (Bermuda)	*	626	62,525
Erie Indemnity Co., Class A		3,864	274,769
Everest Re Group Ltd. (Bermuda)		6,724	592,922
FBL Financial Group, Inc., Class A	†	2,268	69,673
Fidelity National Financial, Inc., Class A	†	31,906	450,832
First American Financial Corp.	†	13,864	228,756
Flagstone Reinsurance Holdings SA (Luxembourg)		8,988	80,982
FPIC Insurance Group, Inc.	*	2,681	101,610
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	4,754	134,110
Hanover Insurance Group, Inc. (The)		4,015	181,679
Harleysville Group, Inc.	†	1,278	42,340
HCC Insurance Holdings, Inc.		16,962	531,080
Hilltop Holdings, Inc.	*†	12,173	122,217
Horace Mann Educators Corp.		7,132	119,818
Independence Holding Co.		5,932	47,634
Infinity Property & Casualty Corp.		1,280	76,147
Kansas City Life Insurance Co.		1,203	38,472
Markel Corp.	*	1,119	463,770
MBIA, Inc.	*†	16,126	161,905

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Meadowbrook Insurance Group, Inc.	†	27,453	$284,139
Mercury General Corp.	†	4,983	194,985
Montpelier Re Holdings Ltd. (Bermuda)	†	15,462	273,214
National Financial Partners Corp.	*†	9,598	141,570
Navigators Group, Inc. (The)	*†	1,745	89,868
Old Republic International Corp.	†	38,160	484,250
OneBeacon Insurance Group Ltd., Class A	†	6,290	85,104
PartnerRe Ltd. (Bermuda)		8,968	710,624
Phoenix Cos., Inc. (The)	*	29,424	80,033
Platinum Underwriters Holdings Ltd. (Bermuda)		9,144	348,295
Presidential Life Corp.		2,568	24,473
ProAssurance Corp.	*	2,725	172,683
Protective Life Corp.		9,843	261,332
Reinsurance Group of America, Inc.		11,204	703,387
RenaissanceRe Holdings Ltd. (Bermuda)		7,886	544,055
RLI Corp.	†	1,980	114,147
Safety Insurance Group, Inc.	†	1,536	70,825
SeaBright Holdings, Inc.	†	3,141	32,195
Selective Insurance Group, Inc.	†	7,536	130,373
StanCorp Financial Group, Inc.	†	8,779	404,887
State Auto Financial Corp.		2,585	47,099
Stewart Information Services Corp.		1,684	17,648
Symetra Financial Corp.		15,274	207,726
Tower Group, Inc.		3,847	92,443
Transatlantic Holdings, Inc.		7,734	376,414
United Fire & Casualty Co.	†	2,592	52,384
Unitrin, Inc.		10,658	329,119
Validus Holdings Ltd. (Bermuda)		11,164	372,096
W.R. Berkley Corp.	†	23,678	762,668
Wesco Financial Corp.		115	44,758
White Mountains Insurance Group Ltd.		706	257,125

			18,644,502

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	2,113	6,973
Blue Nile, Inc.	*†	2,444	131,952
dELiA*s, Inc.	*	2,555	4,599
Drugstore.Com, Inc.	*	18,137	69,827
Geeknet, Inc.	*	661	17,583
Hollywood Media Corp.	*	10,671	18,994
HSN, Inc.	*†	4,954	158,677
Liberty Media Corp. - Interactive, Series A	*	82,698	1,326,476
Nutrisystem, Inc.	†	5,029	72,870
Overstock.com, Inc.	*†	3,326	52,285
Shutterfly, Inc.	*†	9,470	495,849
Valuevision Media, Inc., Class A	*	6,193	39,387

			2,395,472

Internet Software & Services—1.4%
AOL, Inc.	*†	21,231	414,641
Autobytel, Inc.	*	4,755	6,847
comScore, Inc.	*†	2,914	85,992
Constant Contact, Inc.	*†	8,587	299,686
DealerTrack Holdings, Inc.	*†	4,113	94,435
Digital River, Inc.	*	4,580	171,429
Earthlink, Inc.	†	31,350	245,471

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Equinix, Inc.	*	4,323	$393,825
GSI Commerce, Inc.	*	10,017	293,198
IAC/InterActiveCorp	*	18,714	578,075
Imergent, Inc.		1,043	6,967
Infospace, Inc.	*	11,869	102,786
Internap Network Services Corp.	*	12,216	80,259
Ipass, Inc.	*	6,163	9,614
j2 Global Communications, Inc.	*†	4,168	122,998
Keynote Systems, Inc.		3,262	60,510
Knot, Inc. (The)	*	3,458	41,669
Limelight Networks, Inc.	*	3,711	26,571
LivePerson, Inc.	*	3,334	42,142
LogMeIn, Inc.	*†	6,170	260,127
Looksmart Ltd.	*	4,010	6,576
LoopNet, Inc.	*†	6,344	89,768
Marchex, Inc., Class B		2,710	21,328
ModusLink Global Solutions, Inc.	†	3,461	18,897
Move, Inc.	*	33,703	80,550
NaviSite, Inc.	*	15,218	83,547
NIC, Inc.	†	10,696	133,272
OpenTable, Inc.	*†	4,703	500,164
Openwave Systems, Inc.	*	21,687	46,410
Perficient, Inc.	*	2,090	25,101
Rackspace Hosting, Inc.	*	12,978	556,107
RealNetworks, Inc.	*†	10,782	40,109
Saba Software, Inc.	*	3,576	35,081
SAVVIS, Inc.	*	6,492	240,788
Stamps.com, Inc.		2,642	35,271
support.com, Inc.	*†	4,962	25,753
Terremark Worldwide, Inc.	*	7,961	151,259
United Online, Inc.	†	10,506	66,240
ValueClick, Inc.	*†	13,525	195,572
Vertro, Inc.	*†	1,316	4,632
Vocus, Inc.	*	2,731	70,624
Web.com Group, Inc.	*	1,785	26,043
WebMD Health Corp.	*	4,995	266,833
WebMediaBrands, Inc.	*	4,020	5,628
Zix Corp.	*	18,330	67,454

			6,130,249

IT Services—1.9%
Acxiom Corp.	*	7,115	102,100
Alliance Data Systems Corp.	*†	7,629	655,255
Broadridge Financial
Solutions, Inc.		24,150	547,964
CACI International, Inc., Class A	*†	3,963	243,011
Cass Information Systems, Inc.	†	1,213	47,659
Ciber, Inc.	*	14,012	93,880
Convergys Corp.	*	20,768	298,228
CoreLogic, Inc.	*	15,057	278,555
CSG Systems International, Inc.	*	3,644	72,661
DST Systems, Inc.		9,787	516,949
Edgewater Technology, Inc.	*	2,568	8,192
Euronet Worldwide, Inc.	*†	6,728	130,052
Forrester Research, Inc.		1,573	60,230
Gartner, Inc.	*†	16,757	698,264
Genpact Ltd. (Bermuda)	*	30,312	438,918
Global Cash Access Holdings, Inc.	*	27,153	88,790
Global Payments, Inc.		11,452	560,232
Hackett Group, Inc. (The)	*	7,902	30,344
Heartland Payment Systems, Inc.	†	4,979	87,282
iGATE Corp.	†	2,997	56,254
Integral Systems, Inc.	*	2,356	28,673
Jack Henry & Associates, Inc.	†	9,184	311,246

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Lender Processing Services, Inc.		11,943	$384,445
Lionbridge Technologies, Inc.	*	18,369	63,006
Management Network Group, Inc.	*	320	752
Mantech International Corp., Class A	*	3,037	128,769
Mastech Holdings, Inc.	*	357	1,660
MAXIMUS, Inc.		1,558	126,463
MoneyGram International, Inc.	*	29,126	99,902
NCI, Inc., Class A	*†	1,956	47,668
NeuStar, Inc., Class A	*	15,347	392,576
Online Resources Corp.	*	2,780	10,508
Pfsweb, Inc.	*	1,209	6,033
Sapient Corp.	*	25,306	289,754
SRA International, Inc., Class A	*	6,888	195,344
StarTek, Inc.	*	1,875	9,450
Syntel, Inc.	†	2,510	131,097
TeleTech Holdings, Inc.	*†	4,611	89,361
TNS, Inc.	*	6,651	103,556
Unisys Corp.	*	7,450	232,589
VeriFone Systems, Inc.	*†	12,594	692,040
Wright Express Corp.	*	3,489	180,870
XETA Technologies, Inc.	*	1,947	10,650

			8,551,232

Leisure Equipment & Products—0.3%
Arctic Cat, Inc.	*	1,738	27,026
Brunswick Corp.	†	10,281	261,446
Callaway Golf Co.		14,390	98,140
Eastman Kodak Co.	*†	13,983	45,165
Jakks Pacific, Inc.	*†	2,425	46,924
Leapfrog Enterprises, Inc.	*	14,746	63,703
Nautilus, Inc.	*	2,480	7,167
Polaris Industries, Inc.		3,558	309,617
RC2 Corp.	*	1,530	42,993
Smith & Wesson Holding Corp.	*	46,824	166,225
Steinway Musical Instruments, Inc.	*	1,536	34,114
Sturm Ruger & Co., Inc.		2,146	49,294

			1,151,814

Life Sciences Tools & Services—1.2%
Affymetrix, Inc.	*	13,032	67,897
Albany Molecular Research, Inc.	*†	2,944	12,542
Bio-Rad Laboratories, Inc., Class A	*	2,830	339,996
Bruker Corp.	*	18,553	386,830
Caliper Life Sciences, Inc.	*	3,187	21,544
Cambrex Corp.	*†	2,958	16,269
Charles River Laboratories International, Inc.	*	11,766	451,579
Covance, Inc.	*	6,895	377,294
Dionex Corp.	*	1,461	172,471
Enzo Biochem, Inc.	*†	6,306	26,422
eResearchTechnology, Inc.	*†	6,233	42,198
Furiex Pharmaceuticals, Inc.	*	1,473	24,864
Illumina, Inc.	*†	20,925	1,466,215
Kendle International, Inc.	*	1,230	13,173
Luminex Corp.	*†	4,012	75,265
Mettler-Toledo International, Inc.	*	3,252	559,344
Parexel International Corp.	*†	8,690	216,381
Pharmaceutical Product Development, Inc.	†	20,841	577,504
Sequenom, Inc.	*†	20,941	132,557
Techne Corp.		4,152	297,283

			5,277,628

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Machinery—4.3%
3D Systems Corp.	*	2,259	$109,674
Actuant Corp., Class A		11,808	342,432
AGCO Corp.	*	10,658	585,870
Albany International Corp., Class A	†	2,060	51,294
Ampco-Pittsburgh Corp.	†	986	27,194
Astec Industries, Inc.	*†	1,849	68,949
Badger Meter, Inc.	†	4,287	176,667
Barnes Group, Inc.	†	8,735	182,387
Blount International, Inc.	*†	5,160	82,457
Briggs & Stratton Corp.	†	8,143	184,439
Bucyrus International, Inc.		13,597	1,243,446
Cascade Corp.		779	34,728
Chart Industries, Inc.	*†	2,690	148,058
CIRCOR International, Inc.	†	1,935	90,984
CLARCOR, Inc.	†	9,897	444,672
Colfax Corp.	*†	7,548	173,227
Columbus McKinnon Corp.	*†	4,765	87,962
Commercial Vehicle Group, Inc.	*	6,660	118,814
Crane Co.		12,482	604,503
Donaldson Co., Inc.		13,228	810,744
Dynamic Materials Corp.	†	9,575	267,621
EnPro Industries, Inc.	*	4,117	149,529
ESCO Technologies, Inc.	†	1,735	66,190
Federal Signal Corp.	†	13,964	90,906
Flow International Corp.	*	9,896	43,443
Force Protection, Inc.	*	26,560	130,144
FreightCar America, Inc.	*	2,798	90,963
Gardner Denver, Inc.		9,936	775,306
Gorman-Rupp Co. (The)		1,890	74,447
Graco, Inc.		11,936	542,969
Graham Corp.	†	882	21,115
Greenbrier Cos., Inc.	*	1,812	51,424
Harsco Corp.		12,780	451,006
Hurco Cos., Inc.	*	1,248	38,064
IDEX Corp.	†	14,185	619,175
John Bean Technologies Corp.		3,917	75,324
Kadant, Inc.	*†	1,553	40,673
Kaydon Corp.	†	5,552	217,583
Kennametal, Inc.		13,046	508,794
L.B. Foster Co., Class A		951	40,998
Lincoln Electric Holdings, Inc.		4,042	306,869
Lindsay Corp.	†	969	76,570
Lydall, Inc.	*	2,150	19,113
Manitowoc Co., Inc. (The)		19,361	423,619
Meritor, Inc.	*	20,436	346,799
Middleby Corp.	*	2,361	220,092
Mueller Industries, Inc.		5,365	196,466
Mueller Water Products, Inc., Class A	†	30,046	134,606
NACCO Industries, Inc., Class A		310	34,308
Navistar International Corp.	*	7,357	510,061
NN, Inc.	*	6,804	124,241
Nordson Corp.	†	3,383	389,248
Oshkosh Corp.	*	13,390	473,738
Pentair, Inc.	†	16,029	605,736
RBC Bearings, Inc.	*†	6,724	257,058
Robbins & Myers, Inc.	†	7,886	362,677
Sauer-Danfoss, Inc.	*	5,746	292,644
SPX Corp.		5,152	409,017
Tecumseh Products Co., Class A	*	1,703	17,064
Tennant Co.	†	1,394	58,604
Terex Corp.	*†	19,117	708,094

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Timken Co.		12,464	$651,867
Titan International, Inc.		9,793	260,592
Toro Co. (The)		4,977	329,577
Trinity Industries, Inc.		7,537	276,382
Valmont Industries, Inc.		2,775	289,627
Wabash National Corp.	*†	3,620	41,920
WABCO Holdings, Inc.	*	11,639	717,428
Wabtec Corp.		8,755	593,852
Watts Water Technologies, Inc., Class A	†	4,404	168,189

			19,160,233

Marine—0.2%
Alexander & Baldwin, Inc.	†	4,742	216,472
Eagle Bulk Shipping, Inc.	*†	41,794	155,474
Excel Maritime Carriers Ltd. (Greece)	*†	20,382	87,439
Genco Shipping & Trading Ltd.	*†	22,101	238,028
International Shipholding Corp.		724	18,027
Kirby Corp.	*	7,075	405,327

			1,120,767

Media—2.2%
A.H. Belo Corp., Class A	*	3,861	32,278
Arbitron, Inc.		3,649	146,070
Ascent Media Corp., Class A	*†	2,424	118,412
Belo Corp., Class A	*	21,860	192,587
Carmike Cinemas, Inc.	*	6,117	43,737
Cinemark Holdings, Inc.		13,980	270,513
CKX, Inc.	*	6,718	28,350
Clear Channel Outdoor Holdings, Inc., Class A	*	15,029	218,672
Crown Media Holdings, Inc., Class A	*†	4,399	10,206
Cumulus Media, Inc., Class A	*	3,854	16,726
DISH Network Corp., Class A	*	34,567	842,052
DreamWorks Animation SKG, Inc., Class A	*	11,561	322,899
E.W. Scripps Co., (The), Class A	*†	8,186	81,041
Emmis Communications Corp., Class A	*	4,461	4,550
Entercom Communications Corp., Class A	*	1,873	20,640
Entravision Communications Corp., Class A	*	4,930	13,360
Gray Television, Inc.	*	3,878	8,028
Harris Interactive, Inc.	*	6,590	6,498
Harte-Hanks, Inc.	†	4,646	55,287
John Wiley & Sons, Inc., Class A		5,504	279,823
Journal Communications, Inc., Class A	*	3,220	19,320
Lamar Advertising Co., Class A	*	8,776	324,185
Lee Enterprises, Inc.	*†	6,600	17,820
Liberty Global, Inc., Series A	*†	21,486	889,735
Liberty Media Corp. - Capital, Series A	*	10,469	771,251
Liberty Media Corp. - Starz, Series A	*	10,207	792,063
LIN TV Corp., Class A	*	2,390	14,173
Live Nation Entertainment, Inc.	*†	17,904	179,040
Madison Square Garden, Inc., Class A	*	14,922	402,745
Martha Stewart Living Omnimedia, Class A	*†	20,003	74,211

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
McClatchy Co. (The), Class A	*†	3,506	$11,920
Media General, Inc., Class A	*†	1,595	10,974
Meredith Corp.	†	5,748	194,972
Morningstar, Inc.	†	5,535	323,133
National CineMedia, Inc.		13,811	257,851
Navarre Corp.	*	6,720	12,768
New Frontier Media, Inc.	*	6,104	10,804
New York Times Co. (The), Class A	*	11,654	110,363
PRIMEDIA, Inc.		5,508	26,824
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	18,629	251,492
Salem Communications Corp., Class A		850	3,188
Scholastic Corp.	†	2,095	56,649
Sinclair Broadcast Group, Inc., Class A		4,220	52,919
Sirius XM Radio, Inc.	*†	646,649	1,073,437
Valassis Communications, Inc.	*†	6,425	187,225
Value Line, Inc.		573	8,480
Virgin Media, Inc.	†	42,731	1,187,495
Warner Music Group Corp.	*†	4,960	33,579
World Wrestling Entertainment, Inc., Class A	†	2,315	29,100

			10,039,445

Metals & Mining—1.9%
Allied Nevada Gold Corp.	*†	14,263	506,051
AMCOL International Corp.		2,631	94,663
Carpenter Technology Corp.	†	4,339	185,319
Century Aluminum Co.	*†	15,081	281,713
Coeur d’Alene Mines Corp.	*†	19,535	679,427
Commercial Metals Co.		11,670	201,541
Compass Minerals International, Inc.		3,011	281,619
Globe Specialty Metals, Inc.		11,348	258,281
Haynes International, Inc.		1,057	58,611
Hecla Mining Co.	*	44,607	405,032
Horsehead Holding Corp.	*†	11,452	195,257
Kaiser Aluminum Corp.		2,084	102,637
Materion Corp.	*	2,925	119,340
Molycorp, Inc.	*	6,856	411,497
Olympic Steel, Inc.	†	3,361	110,274
Reliance Steel & Aluminum Co.		9,657	557,982
Royal Gold, Inc.		7,801	408,772
RTI International Metals, Inc.	*†	3,141	97,842
Schnitzer Steel Industries, Inc., Class A	†	2,485	161,550
Southern Copper Corp.		30,649	1,234,235
Steel Dynamics, Inc.		42,665	800,822
Stillwater Mining Co.	*	10,913	250,235
Universal Stainless & Alloy Products, Inc.	*†	2,058	69,416
Walter Energy, Inc.		7,055	955,459
Worthington Industries, Inc.		8,883	185,832

			8,613,407

Multiline Retail—0.5%
99 Cents Only Stores	*†	14,553	285,239
Dillard’s, Inc., Class A	†	7,476	299,937
Dollar General Corp.	*	7,093	222,366
Dollar Tree, Inc.	*	18,300	1,016,016

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fred’s, Inc., Class A	†	3,463	$46,127
Retail Ventures, Inc.	*	5,577	96,203
Saks, Inc.	*†	24,378	275,715
Tuesday Morning Corp.	*	1,816	8,898

			2,250,501

Multi-Utilities—0.9%
Alliant Energy Corp.		17,335	674,852
Avista Corp.	†	8,192	189,481
Black Hills Corp.	†	6,724	224,851
CH Energy Group, Inc.	†	1,512	76,416
MDU Resources Group, Inc.		35,399	813,115
NorthWestern Corp.		6,932	210,040
NSTAR		18,432	852,849
OGE Energy Corp.		12,390	626,438
Vectren Corp.		15,202	413,494

			4,081,536

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	250,587

Oil, Gas & Consumable Fuels—5.3%
Abraxas Petroleum Corp.	*†	16,368	95,753
Adams Resources & Energy, Inc.		1,462	41,813
Alpha Natural Resources, Inc.	*†	15,746	934,840
Apco Oil and Gas International, Inc.	†	2,488	213,371
Approach Resources, Inc.	*	10,395	349,272
Arch Coal, Inc.		22,027	793,853
ATP Oil & Gas Corp.	*†	8,607	155,873
Berry Petroleum Co., Class A		6,599	332,920
Bill Barrett Corp.	*†	5,963	237,983
Blue Dolphin Energy Co.	*†	521	3,855
BP Prudhoe Bay Royalty Trust		2,101	251,742
BPZ Resources, Inc.	*†	15,708	83,409
Brigham Exploration Co.	*	23,808	885,181
Callon Petroleum Co.	*	14,608	113,504
Carrizo Oil & Gas, Inc.	*†	5,557	205,220
Cheniere Energy, Inc.	*†	12,363	115,100
Cimarex Energy Co.		12,073	1,391,293
Clayton Williams Energy, Inc.	*	1,241	131,174
Cloud Peak Energy, Inc.	*	12,175	262,858
Comstock Resources, Inc.	*	8,107	250,831
Concho Resources, Inc.	*	12,192	1,308,202
Contango Oil & Gas Co.	*†	2,731	172,708
Continental Resources, Inc.	*†	8,046	575,048
CREDO Petroleum Corp.	*	5,377	68,772
Cross Timbers Royalty Trust		833	39,659
Crosstex Energy, Inc.		3,995	39,750
CVR Energy, Inc.	*	14,390	333,272
Delta Petroleum Corp.	*†	33,866	30,818
DHT Holdings, Inc. (Jersey, Channel Islands)		12,577	60,495
Energy XXI Bermuda Ltd. (Bermuda)	*	9,055	308,775
Evergreen Energy, Inc.	*†	373	1,156
EXCO Resources, Inc.		39,666	819,500
Forest Oil Corp.	*	18,939	716,462
Frontier Oil Corp.		11,462	336,066
FX Energy, Inc.	*	12,608	105,403
General Maritime Corp.	†	19,264	39,491
GMX Resources, Inc.	*†	17,772	109,653
Goodrich Petroleum Corp.	*	9,150	203,313
Harvest Natural Resources, Inc.	*	4,175	63,627
Holly Corp.		5,010	304,408

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hugoton Royalty Trust		8,143	$193,641
International Coal Group, Inc.	*	16,693	188,631
James River Coal Co.	*†	6,651	160,755
Kodiak Oil & Gas Corp.	*†	31,555	211,418
McMoRan Exploration Co.	*†	16,876	298,874
NGAS Resources, Inc.	*	6,300	4,347
Northern Oil and Gas, Inc.	*†	3,099	82,743
Oasis Petroleum, Inc.	*	6,600	208,692
Overseas Shipholding Group, Inc.		3,627	116,572
Pacific Ethanol, Inc.	*†	9,943	6,224
Patriot Coal Corp.	*	19,424	501,722
Penn Virginia Corp.	†	4,723	80,102
Petrohawk Energy Corp.	*	39,401	966,901
Petroleum Development Corp.	*†	3,828	183,782
Petroquest Energy, Inc.	*†	13,685	128,092
Plains Exploration & Production Co.	*	19,395	702,681
PostRock Energy Corp.	*	295	1,885
Quicksilver Resources, Inc.	*	22,131	316,695
Rentech, Inc.	*	24,671	30,839
REX American Resources Corp.	*	1,034	16,503
Rosetta Resources, Inc.	*†	8,106	385,359
SandRidge Energy, Inc.	*†	63,115	807,872
Ship Finance International Ltd. (Bermuda)	†	12,947	268,391
SM Energy Co.		7,595	563,473
Southern Union Co.		24,214	693,005
Stone Energy Corp.	*	10,027	334,601
Swift Energy Co.	*†	4,183	178,530
Syntroleum Corp.	*†	9,066	20,489
Teekay Corp. (Canada)		4,298	158,725
Tengasco, Inc.	*†	9,394	10,991
Toreador Resources Corp. (France)	*	3,690	39,778
Tri-Valley Corp.	*†	10,477	5,238
Ultra Petroleum Corp.	*	25,726	1,267,006
Uranium Resources, Inc.	*†	5,500	11,440
USEC, Inc.	*†	13,495	59,378
Vaalco Energy, Inc.	*	25,373	196,894
Verenium Corp.	*†	149	453
W&T Offshore, Inc.		9,297	211,879
Warren Resources, Inc.	*	8,229	41,886
Western Refining, Inc.	*†	20,115	340,949
Westmoreland Coal Co.	*	2,951	43,232
Whiting Petroleum Corp.	*	14,185	1,041,888
World Fuel Services Corp.	†	5,432	220,594

			23,789,573

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.		10,307	280,660
Clearwater Paper Corp.	*	1,554	126,496
Deltic Timber Corp.	†	1,046	69,915
Domtar Corp. (Canada)		6,225	571,330
Louisiana-Pacific Corp.	*†	14,060	147,630
Neenah Paper, Inc.	†	2,110	46,357
P.H. Glatfelter Co.	†	11,398	151,821
Schweitzer-Mauduit International, Inc.		1,838	93,021
Wausau Paper Corp.		13,879	106,035

			1,593,265

Personal Products—0.5%
Alberto-Culver Co.		19,243	717,186
Elizabeth Arden, Inc.	*	2,728	81,867
Herbalife Ltd. (Cayman Islands)		7,528	612,478

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mannatech, Inc.	*	2,631	$4,315
Medifast, Inc.	*	5,021	99,165
Nu Skin Enterprises, Inc., Class A		11,276	324,185
Prestige Brands Holdings, Inc.	*†	21,896	251,804
Reliv International, Inc.		3,018	6,338
USANA Health Sciences, Inc.	*†	2,706	93,384

			2,190,722

Pharmaceuticals—1.1%
Adolor Corp.	*	8,628	12,165
Alexza Pharmaceuticals, Inc.	*†	102,706	174,600
Auxilium Pharmaceuticals, Inc.	*	7,514	161,326
AVANIR Pharmaceuticals, Inc., Class A	*†	27,430	111,914
Cadence Pharmaceuticals, Inc.	*†	9,924	91,400
Columbia Laboratories, Inc.	*	5,940	22,394
CPEX Pharmaceuticals, Inc.	*	201	5,477
Depomed, Inc.	*†	27,228	273,369
Durect Corp.	*	7,330	26,388
Emisphere Technologies, Inc.	*	3,412	4,657
Endo Pharmaceuticals Holdings, Inc.	*	20,202	770,908
Heska Corp.	*	446	2,899
Hi-Tech Pharmacal Co., Inc.	*	2,404	48,393
Impax Laboratories, Inc.	*†	7,329	186,523
Inspire Pharmaceuticals, Inc.	*†	12,023	47,611
KV Pharmaceutical Co., Class A	*†	9,089	54,443
Medicines Co. (The)	*	6,101	99,385
Medicis Pharmaceutical Corp., Class A		8,490	272,020
Nektar Therapeutics	*†	9,644	91,329
Obagi Medical Products, Inc.	*†	2,119	26,784
Optimer Pharmaceuticals, Inc.	*	4,269	50,502
Pain Therapeutics, Inc.	*	10,298	98,449
Par Pharmaceutical Cos., Inc.	*†	5,727	177,995
Perrigo Co.	†	12,078	960,443
Pozen, Inc.	*	1,922	10,321
Questcor Pharmaceuticals, Inc.	*†	19,124	275,577
Salix Pharmaceuticals Ltd.	*†	7,359	257,786
Santarus, Inc.	*†	11,760	40,219
Viropharma, Inc.	*†	9,892	196,851
Vivus, Inc.	*†	23,293	144,184
XenoPort, Inc.	*	3,786	22,451

			4,718,763

Professional Services—1.1%
Acacia Research - Acacia Technologies	*	6,281	214,936
Advisory Board Co. (The)	*†	1,300	66,950
Barrett Business Services, Inc.	†	3,976	63,854
CBIZ, Inc.	*†	34,449	248,377
CDI Corp.	†	2,129	31,488
Corporate Executive Board Co. (The)	†	6,168	249,002
CoStar Group, Inc.	*†	1,557	97,593
CRA International, Inc.	*	1,427	41,140
Exponent, Inc.	*†	1,790	79,852
FTI Consulting, Inc.	*†	10,443	400,280
Heidrick & Struggles International, Inc.		2,178	60,614
Hudson Highland Group, Inc.	*†	10,844	70,486
Huron Consulting Group, Inc.	*†	2,888	79,969
ICF International, Inc.	*†	8,590	176,439
IHS, Inc., Class A	*†	5,397	478,984

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Insperity, Inc.	†	2,357	$71,606
Kelly Services, Inc., Class A	*	2,431	52,777
Kforce, Inc.	*†	3,398	62,183
Korn/Ferry International	*	7,412	165,065
LECG Corp.	*†	2,344	472
Manpower, Inc.		8,866	557,494
Navigant Consulting, Inc.	*†	8,394	83,856
Odyssey Marine Exploration, Inc.	*†	8,263	25,450
On Assignment, Inc.	*	3,093	29,260
RCM Technologies, Inc.	*	13,065	66,501
Resources Connection, Inc.	†	3,825	74,167
School Specialty, Inc.	*	1,184	16,931
SFN Group, Inc.	*	11,621	163,740
Towers Watson & Co., Class A		9,441	523,598
TrueBlue, Inc.	*	5,703	95,753
Verisk Analytics, Inc., Class A	*	14,234	466,306
			4,815,123
Real Estate Investment Trusts (REITs)—8.0%
Acadia Realty Trust REIT		17,322	327,732
Agree Realty Corp. REIT	†	2,037	45,731
Alexander’s, Inc. REIT	†	319	129,817
Alexandria Real Estate Equities, Inc. REIT	†	6,949	541,814
AMB Property Corp. REIT	†	22,296	801,987
American Campus Communities, Inc. REIT	†	11,851	391,083
American Capital Agency Corp. REIT		15,867	462,364
Annaly Capital Management, Inc. REIT		118,689	2,071,123
Anworth Mortgage Asset Corp. REIT		33,645	238,543
Arbor Realty Trust, Inc. REIT	*	6,648	37,761
Ashford Hospitality Trust, Inc. REIT		19,635	216,378
Associated Estates Realty Corp. REIT		16,034	254,620
BioMed Realty Trust, Inc. REIT	†	13,681	260,213
Brandywine Realty Trust REIT	†	16,645	202,070
BRE Properties, Inc. REIT		10,093	476,188
BRT Realty Trust REIT	*	9,712	62,837
Camden Property Trust REIT		8,614	489,447
Capital Trust, Inc., Class A REIT	*†	4,198	9,613
CapLease, Inc. REIT		35,097	192,332
Capstead Mortgage Corp. REIT	†	23,888	305,289
CBL & Associates Properties, Inc. REIT	†	32,319	562,997
Cedar Shopping Centers, Inc. REIT		4,496	27,111
Chimera Investment Corp. REIT	†	109,899	435,200
Cogdell Spencer, Inc. REIT	†	34,330	203,920
Colonial Properties Trust REIT		16,137	310,637
CommonWealth REIT REIT		7,412	192,490
Corporate Office Properties Trust REIT		12,130	438,378
Cousins Properties, Inc. REIT		36,686	306,328
Cypress Sharpridge Investments, Inc. REIT	†	27,199	344,883
DCT Industrial Trust, Inc. REIT	†	18,769	104,168
Developers Diversified Realty Corp. REIT	†	29,153	408,142
DiamondRock Hospitality Co. REIT	†	19,022	212,476
Digital Realty Trust, Inc. REIT	†	11,639	676,691

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Douglas Emmett, Inc. REIT	†	16,696	$313,050
Duke Realty Corp. REIT	†	32,206	451,206
DuPont Fabros Technology, Inc. REIT	†	12,750	309,188
EastGroup Properties, Inc. REIT	†	5,749	252,784
Education Realty Trust, Inc. REIT		30,611	245,806
Entertainment Properties Trust REIT	†	7,132	333,920
Equity Lifestyle Properties, Inc. REIT		5,892	339,674
Equity One, Inc. REIT	†	16,094	302,084
Essex Property Trust, Inc. REIT		3,421	424,204
Extra Space Storage, Inc. REIT	†	22,609	468,232
Federal Realty Investment Trust REIT	†	10,745	876,362
FelCor Lodging Trust, Inc. REIT	*†	17,415	106,754
First Industrial Realty Trust, Inc. REIT	*	10,948	130,172
First Potomac Realty Trust REIT	†	6,039	95,114
Franklin Street Properties Corp. REIT	†	13,149	185,006
General Growth Properties, Inc. REIT	*	63,236	978,893
Getty Realty Corp. REIT	†	1,935	44,273
Glimcher Realty Trust REIT		17,380	160,765
Government Properties Income Trust REIT		12,220	328,229
Gramercy Capital Corp. REIT	*†	3,048	12,924
Hatteras Financial Corp. REIT		10,001	281,228
Healthcare Realty Trust, Inc. REIT	†	16,695	378,977
Hersha Hospitality Trust REIT	†	37,283	221,461
Highwoods Properties, Inc. REIT	†	11,063	387,316
Home Properties, Inc. REIT	†	5,023	296,106
Hospitality Properties Trust REIT		16,708	386,790
Inland Real Estate Corp. REIT	†	22,433	214,011
Invesco Mortgage Capital, Inc. REIT		14,772	322,768
Investors Real Estate Trust REIT	†	8,064	76,608
iStar Financial, Inc. REIT	*	17,809	163,487
Kilroy Realty Corp. REIT	†	6,475	251,424
Kite Realty Group Trust REIT	†	13,680	72,641
LaSalle Hotel Properties REIT		11,043	298,161
Lexington Realty Trust REIT	†	15,470	144,644
Liberty Property Trust REIT		13,461	442,867
LTC Properties, Inc. REIT	†	4,639	131,469
Macerich Co. (The) REIT	†	19,090	945,528
Mack-Cali Realty Corp. REIT		13,743	465,888
Medical Properties Trust, Inc. REIT	†	21,102	244,150
MFA Financial, Inc. REIT		35,167	288,369
Mid-America Apartment Communities, Inc. REIT	†	6,042	387,896
Mission West Properties, Inc. REIT		7,471	49,084
Monmouth Real Estate Investment Corp., Class A REIT		9,567	78,545
MPG Office Trust, Inc. REIT	*†	10,479	38,877
National Health Investors, Inc. REIT		2,715	130,103
National Retail Properties, Inc. REIT	†	12,384	323,594
Nationwide Health Properties, Inc. REIT		17,723	753,759
Newcastle Investment Corp. REIT	*	13,023	78,659

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
NorthStar Realty Finance Corp. REIT	†	20,272	$108,455
Omega Healthcare Investors, Inc. REIT		19,310	431,385
Parkway Properties, Inc. REIT	†	3,135	53,295
Pennsylvania Real Estate Investment Trust REIT		5,599	79,898
Piedmont Office Realty Trust, Inc., Class A REIT	†	25,104	487,269
PMC Commercial Trust REIT		2,035	17,643
Post Properties, Inc. REIT		8,556	335,823
Potlatch Corp. REIT	†	9,789	393,518
PS Business Parks, Inc. REIT	†	2,662	154,236
RAIT Financial Trust REIT	†	5,932	14,593
Ramco-Gershenson Properties Trust REIT		11,313	141,752
Rayonier, Inc. REIT		13,949	869,162
Realty Income Corp. REIT	†	15,895	555,530
Redwood Trust, Inc. REIT	†	22,248	345,956
Regency Centers Corp. REIT	†	9,405	408,929
Resource Capital Corp. REIT	†	26,030	171,538
Sabra Healthcare REIT, Inc. REIT		1,477	26,010
Saul Centers, Inc. REIT		1,310	58,361
Senior Housing Properties Trust REIT		19,414	447,299
SL Green Realty Corp. REIT	†	10,790	811,408
Sovran Self Storage, Inc. REIT	†	7,171	283,613
Starwood Property Trust, Inc. REIT		19,327	430,992
Strategic Hotels & Resorts, Inc. REIT	*	18,344	118,319
Sun Communities, Inc. REIT		3,803	135,577
Sunstone Hotel Investors, Inc. REIT	*	15,570	158,658
Tanger Factory Outlet Centers, Inc. REIT	†	19,842	520,654
Taubman Centers, Inc. REIT	†	6,846	366,809
UDR, Inc. REIT		24,887	606,496
Universal Health Realty Income Trust REIT		2,198	89,085
Urstadt Biddle Properties, Inc., Class A REIT	†	9,838	187,119
U-Store-It Trust REIT	†	30,208	317,788
Walter Investment Management Corp. REIT		3,686	59,455
Washington Real Estate Investment Trust REIT	†	12,758	396,646
Weingarten Realty Investors REIT	†	14,499	363,345
Winthrop Realty Trust REIT	†	3,054	37,412
			35,937,441
Real Estate Management & Development—0.6%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	31,294
Brookfield Properties Corp.		47,765	846,396
Consolidated-Tomoka Land Co.	†	530	17,172
Forest City Enterprises, Inc., Class A	*†	33,533	631,426
Forestar Group, Inc.	*†	5,721	108,813
Grubb & Ellis Co.	*†	2,553	2,042
Howard Hughes Corp. (The)	*	4,367	308,485
Jones Lang LaSalle, Inc.		4,729	471,671
St. Joe Co. (The)	*†	9,635	241,549
Tejon Ranch Co.	*	2,983	109,595

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Thomas Properties Group, Inc.	*	2,396	$8,027
			2,776,470
Road & Rail—1.1%
Amerco, Inc.	*†	547	53,059
Arkansas Best Corp.		2,819	73,068
Avis Budget Group, Inc.	*	12,388	221,869
Celadon Group, Inc.	*†	8,889	144,357
Con-way, Inc.	†	6,152	241,712
Dollar Thrifty Automotive Group,
Inc.	*	6,021	401,781
Genesee & Wyoming, Inc., Class A	*	6,411	373,120
Heartland Express, Inc.	†	8,746	153,580
Hertz Global Holdings, Inc.	*	28,514	445,674
J.B. Hunt Transport Services, Inc.		18,349	833,412
Kansas City Southern	*	12,145	661,295
Knight Transportation, Inc.	†	9,350	179,988
Landstar System, Inc.		7,381	337,164
Old Dominion Freight Line, Inc.	*†	7,629	267,702
PAM Transportation Services, Inc.	*	1,139	13,839
Quality Distribution, Inc.	*	5,838	69,180
Saia, Inc.	*	1,522	24,946
Swift Transporation Co.	*	14,733	216,575
Werner Enterprises, Inc.	†	10,127	268,062
YRC Worldwide, Inc.	*†	5,228	9,201
			4,989,584
Semiconductors & Semiconductor Equipment—3.8%
Advanced Analogic Technologies, Inc.	*	17,934	67,791
Advanced Energy Industries, Inc.	*†	6,950	113,633
Aetrium, Inc.	*	614	1,056
Amkor Technology, Inc.	*†	26,356	177,639
Anadigics, Inc.	*†	15,184	68,024
Applied Micro Circuits Corp.	*	11,626	120,678
Atheros Communications, Inc.	*	7,675	342,689
Atmel Corp.	*	80,278	1,094,189
ATMI, Inc.	*†	3,386	63,928
Axcelis Technologies, Inc.	*	20,883	55,340
AXT, Inc.	*†	5,871	42,095
Brooks Automation, Inc.	*	5,831	80,060
Cabot Microelectronics Corp.	*	4,985	260,466
Cavium Networks, Inc.	*†	11,274	506,541
Ceva, Inc.	*	3,801	101,601
Cirrus Logic, Inc.	*	19,148	402,682
Cohu, Inc.	†	1,889	29,015
Conexant Systems, Inc.	*	32,061	76,305
Cree, Inc.	*†	13,547	625,330
Cymer, Inc.	*†	2,731	154,520
Cypress Semiconductor Corp.	*	22,838	442,600
Diodes, Inc.	*†	3,326	113,284
DSP Group, Inc.	*†	4,251	32,733
Energy Conversion Devices, Inc.	*†	23,101	52,208
Entegris, Inc.	*	24,048	210,901
Evergreen Solar, Inc.	*†	1,986	2,681
Exar Corp.	*†	3,475	20,920
Fairchild Semiconductor International, Inc.	*	10,376	188,843
FEI Co.	*†	6,398	215,741
Formfactor, Inc.	*†	7,449	76,725
FSI International, Inc.	*†	4,280	18,746
GT Solar International, Inc.	*†	22,004	234,563
Hittite Microwave Corp.	*†	6,713	428,088
Integrated Device Technology, Inc.	*	37,599	277,105

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Integrated Silicon Solution, Inc.	*	2,930	$27,161
International Rectifier Corp.	*	7,620	251,917
Intersil Corp., Class A	†	22,850	284,482
IXYS Corp.	*	3,270	43,916
Kopin Corp.	*†	5,031	23,092
Kulicke & Soffa Industries, Inc.	*†	5,662	52,940
Lam Research Corp.	*	16,549	937,666
Lattice Semiconductor Corp.	*†	16,642	98,188
LTX-Credence Corp.	*	8,847	80,773
Marvell Technology Group Ltd. (Bermuda)	*	81,030	1,260,017
Mattson Technology, Inc.	*†	4,081	9,958
Maxim Integrated Products, Inc.		37,869	969,446
Micrel, Inc.	†	6,231	83,994
Microsemi Corp.	*†	13,240	274,200
Mindspeed Technologies, Inc.	*†	9,324	78,881
MIPS Technologies, Inc.	*	15,340	160,917
MKS Instruments, Inc.	†	3,260	108,558
Monolithic Power Systems, Inc.	*	2,918	41,406
MoSys, Inc.	*†	3,592	21,588
Netlogic Microsystems, Inc.	*†	11,540	484,911
NVE Corp.	*	771	43,438
Omnivision Technologies, Inc.	*†	8,046	285,874
ON Semiconductor Corp.	*	47,884	472,615
PDF Solutions, Inc.	*	9,022	59,996
Pericom Semiconductor Corp.	*†	2,254	23,374
Photronics, Inc.	*†	8,274	74,218
PLX Technology, Inc.	*†	2,950	10,767
PMC - Sierra, Inc.	*	32,555	244,162
Power Integrations, Inc.	†	4,153	159,184
QuickLogic Corp.	*†	14,701	72,035
Rambus, Inc.	*†	10,342	204,772
Ramtron International Corp.	*	1,920	4,166
RF Micro Devices, Inc.	*	18,530	118,777
Rudolph Technologies, Inc.	*	2,516	27,525
Semtech Corp.	*†	9,046	226,331
Sigma Designs, Inc.	*†	8,818	114,193
Silicon Image, Inc.	*†	8,359	74,980
Silicon Laboratories, Inc.	*†	7,006	302,729
Skyworks Solutions, Inc.	*†	27,080	877,934
Spire Corp.	*	1,921	9,067
Standard Microsystems Corp.	*	2,548	62,834
SunPower Corp., Class A	*†	6,513	111,633
SunPower Corp., Class B	*	2,746	45,776
Supertex, Inc.	*	815	18,158
Tech/Ops Sevcon, Inc.	*	720	4,064
Tessera Technologies, Inc.	*	6,777	123,748
Transwitch Corp.	*†	429	1,939
Trident Microsystems, Inc.	*	5,092	5,856
TriQuint Semiconductor, Inc.	*	34,569	446,286
Ultra Clean Holdings, Inc.	*†	6,562	67,851
Ultratech, Inc.	*	2,462	72,383
Varian Semiconductor Equipment Associates, Inc.	*	7,290	354,804
Veeco Instruments, Inc.	*†	4,306	218,917
Volterra Semiconductor Corp.	*	3,597	89,314
Zoran Corp.	*	9,231	95,910
			17,118,341
Software—3.7%
Accelrys, Inc.	*	6,341	50,728
ACI Worldwide, Inc.	*	3,078	100,958
Activision Blizzard, Inc.	†	90,341	991,041
Actuate Corp.	*	6,674	34,705

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Advent Software, Inc.	*	3,638	$104,301
American Software, Inc., Class A		7,072	52,191
ANSYS, Inc.	*	9,994	541,575
Ariba, Inc.	*†	11,471	391,620
Authentidate Holding Corp.	*	41,599	24,959
Blackbaud, Inc.	†	6,583	179,321
Blackboard, Inc.	*†	6,617	239,800
Bottomline Technologies, Inc.	*	7,908	198,807
Cadence Design Systems, Inc.	*†	53,527	521,888
Callidus Software, Inc.	*	14,237	97,808
CommVault Systems, Inc.	*	10,054	400,954
Concur Technologies, Inc.	*†	5,247	290,946
Datawatch Corp.	*	3,500	18,375
Ebix, Inc.	*†	3,924	92,803
Epicor Software Corp.	*	5,701	63,110
EPIQ Systems, Inc.	†	7,191	103,263
Evolving Systems, Inc.		1,123	8,131
Factset Research Systems, Inc.		4,857	508,674
Fair Isaac Corp.		9,562	302,255
FalconStor Software, Inc.	*	4,054	18,446
Fortinet, Inc.	*	2,944	129,536
Informatica Corp.	*	14,393	751,746
Interactive Intelligence, Inc.	*†	1,644	63,639
JDA Software Group, Inc.	*	8,151	246,649
Kenexa Corp.	*	2,904	80,121
Lawson Software, Inc.	*	15,567	188,361
Magma Design Automation, Inc.	*	15,377	104,871
Manhattan Associates, Inc.	*	2,125	69,530
Mentor Graphics Corp.	*	27,106	396,561
MICROS Systems, Inc.	*	8,507	420,501
MicroStrategy, Inc., Class A	*†	791	106,374
Netscout Systems, Inc.	*	3,784	103,379
Nuance Communications, Inc.	*	44,764	875,584
Parametric Technology Corp.	*	21,418	481,691
Pegasystems, Inc.	†	2,142	81,267
Progress Software Corp.	*	6,226	181,114
PROS Holdings, Inc.	*	1,506	21,942
QAD, Inc., Class B	*	136	1,401
Quest Software, Inc.	*	11,892	301,938
Radiant Systems, Inc.	*	3,423	60,587
Renaissance Learning, Inc.		1,354	15,909
Rovi Corp.	*†	16,221	870,257
S1 Corp.	*	5,886	39,318
Scientific Learning Corp.	*	3,146	9,816
Smith Micro Software, Inc.	*†	2,612	24,448
SolarWinds, Inc.	*	10,964	257,215
Solera Holdings, Inc.		14,304	730,934
Sonic Foundry, Inc.	*†	1,155	17,325
SuccessFactors, Inc.	*†	15,529	607,029
Synchronoss Technologies, Inc.	*†	9,776	339,716
Synopsys, Inc.	*	26,727	739,002
Take-Two Interactive Software, Inc.	*	13,695	210,492
Taleo Corp., Class A	*†	8,629	307,624
TeleCommunication Systems, Inc., Class A	*	11,295	46,535
THQ, Inc.	*	12,835	58,528
TIBCO Software, Inc.	*	31,787	866,196
TiVo, Inc.	*†	17,989	157,584
Tyler Technologies, Inc.	*†	6,231	147,737
Ultimate Software Group, Inc.	*†	1,966	115,503
VASCO Data Security International, Inc.	*	4,225	58,009

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Versant Corp.	*	1,264	$16,660
VMware, Inc., Class A	*	10,154	827,957
Websense, Inc.	*†	4,024	92,431
			16,559,676
Specialty Retail—2.7%
A.C. Moore Arts & Crafts, Inc.	*	1,967	5,390
Aaron’s, Inc.	†	16,060	407,282
Advance Auto Parts, Inc.		10,115	663,746
Aeropostale, Inc.	*	12,807	311,466
American Eagle Outfitters, Inc.		24,889	395,486
America’s Car-Mart, Inc.	*	1,569	40,449
ANN, Inc.	*	12,096	352,114
Asbury Automotive Group, Inc.	*	4,777	88,327
Ascena Retail Group, Inc.	*†	8,921	289,130
Barnes & Noble, Inc.	†	3,301	30,336
Bebe Stores, Inc.	†	5,945	34,778
Big 5 Sporting Goods Corp.	†	2,416	28,799
Brown Shoe Co., Inc.	†	5,385	65,805
Buckle, Inc. (The)	†	2,941	118,816
Build-A-Bear Workshop, Inc.	*†	5,570	33,698
Cabela’s, Inc.	*†	8,621	215,611
Cache, Inc.	*	2,130	9,777
Casual Male Retail Group, Inc.	*	2,471	12,133
Cato Corp. (The), Class A	†	2,994	73,353
Charming Shoppes, Inc.	*	14,608	62,230
Chico’s FAS, Inc.		19,873	296,108
Children’s Place Retail Stores, Inc. (The)	*†	4,043	201,463
Christopher & Banks Corp.	†	9,394	60,873
Citi Trends, Inc.	*†	8,340	185,899
Coldwater Creek, Inc.	*†	32,366	85,446
Collective Brands, Inc.	*†	8,152	175,920
Cost Plus, Inc.	*	2,725	26,759
Destination Maternity Corp.	†	1,368	31,560
Dick’s Sporting Goods, Inc.	*	8,989	359,380
DSW, Inc., Class A	*†	5,536	221,219
Finish Line, Inc. (The), Class A	†	5,513	109,433
Foot Locker, Inc.		18,351	361,882
Genesco, Inc.	*†	2,452	98,570
Group 1 Automotive, Inc.	†	2,367	101,308
Guess?, Inc.		9,795	385,433
Haverty Furniture Cos., Inc.	†	2,301	30,511
Hibbett Sports, Inc.	*†	2,997	107,323
Hot Topic, Inc.		13,727	78,244
JOS A. Bank Clothiers, Inc.	*†	3,491	177,622
Kirkland’s, Inc.	*†	2,193	33,860
Lithia Motors, Inc., Class A	†	3,558	51,876
Lumber Liquidators Holdings, Inc.	*†	7,078	176,879
MarineMax, Inc.	*†	3,026	29,836
Men’s Wearhouse, Inc. (The)	†	3,813	103,180
Midas, Inc.	*	5,745	44,064
Monro Muffler Brake, Inc.	†	5,955	196,396
Office Depot, Inc.	*	24,187	111,986
OfficeMax, Inc.	*	6,942	89,829
Pacific Sunwear of California, Inc.	*†	18,790	67,832
Penske Automotive Group, Inc.	*†	10,147	203,143
Pep Boys-Manny, Moe & Jack (The)		13,868	176,262
PetSmart, Inc.		18,578	760,769
Pier 1 Imports, Inc.	*	25,601	259,850
Rent-A-Center, Inc.	†	9,964	347,843
Sally Beauty Holdings, Inc.	*†	17,940	251,339
Select Comfort Corp.	*	9,317	112,363

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Shoe Carnival, Inc.	*†	1,098	$30,799
Signet Jewelers Ltd. (Bermuda)	*	12,381	569,774
Sonic Automotive, Inc., Class A	†	8,013	112,262
Stage Stores, Inc.	†	4,517	86,817
Stein Mart, Inc.		3,731	37,720
Systemax, Inc.	*	1,358	18,360
Talbots, Inc.	*	9,115	55,055
Tractor Supply Co.		7,539	451,284
Trans World Entertainment Corp.	*	1,932	3,246
Ulta Salon Cosmetics & Fragrance, Inc.	*†	9,912	477,065
West Marine, Inc.	*	6,841	71,352
Wet Seal, Inc. (The), Class A	*†	52,722	225,650
Williams-Sonoma, Inc.		10,118	409,779
Zale Corp.	*†	7,964	31,776
			11,931,925
Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.	*†	8,154	233,449
Charles & Colvard Ltd.	*†	693	2,606
Cherokee, Inc.		2,054	35,452
Columbia Sportswear Co.	†	1,447	85,981
CROCS, Inc.	*	21,191	378,048
Culp, Inc.	*	888	8,241
Deckers Outdoor Corp.	*	6,528	562,387
Forward Industries, Inc.	*	3,751	14,666
Fossil, Inc.	*	6,772	634,198
Hallwood Group, Inc.	*	100	2,622
Hanesbrands, Inc.	*	15,053	407,033
Iconix Brand Group, Inc.	*	10,540	226,399
Jones Group, Inc. (The)		8,962	123,228
Kenneth Cole Productions, Inc., Class A	*	4,620	59,921
K-Swiss, Inc., Class A	*†	2,909	32,785
Liz Claiborne, Inc.	*	12,319	66,399
Movado Group, Inc.	*†	1,527	22,416
Oxford Industries, Inc.	†	3,052	104,348
Phillips-Van Heusen Corp.		8,244	536,107
Quiksilver, Inc.	*	7,789	34,427
Skechers U.S.A., Inc., Class A	*	7,438	152,777
Steven Madden Ltd.	*†	2,595	121,783
Timberland Co. (The), Class A	*	6,820	281,598
True Religion Apparel, Inc.	*†	2,947	69,166
Under Armour, Inc., Class A	*†	3,915	266,416
Unifi, Inc.	*	3,223	54,791
Warnaco Group, Inc. (The)	*	4,891	279,716
Wolverine World Wide, Inc.		9,830	366,462
			5,163,422
Thrifts & Mortgage Finance—1.2%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	5,512
Astoria Financial Corp.	†	12,205	175,386
Bank Mutual Corp.	†	5,557	23,506
BankAtlantic Bancorp, Inc., Class A	*†	33,814	31,109
BankUnited, Inc.		4,652	133,559
Beneficial Mutual Bancorp, Inc.	*	4,733	40,798
Brookline Bancorp, Inc.		8,732	91,948
Capitol Federal Financial, Inc.		11,674	131,566
CFS Bancorp, Inc.		2,085	11,718
Dime Community Bancshares, Inc.	†	3,549	52,383
Doral Financial Corp. (Puerto Rico)	*	3,585	3,943
ESSA Bancorp, Inc.		5,953	78,580

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Federal Agricultural Mortgage Corp., Class C	†	4,576	$87,447
Federal Home Loan Mortgage Corp.	*†	43,895	17,119
Federal National Mortgage Association	*	66,437	26,176
First Financial Holdings, Inc.		3,864	43,702
First Financial Northwest, Inc.	*†	3,255	18,553
First Niagara Financial Group, Inc.	†	36,588	496,865
First Place Financial Corp.	*	4,299	9,802
Flagstar Bancorp, Inc.	*	902	1,353
Flushing Financial Corp.		2,981	44,417
Kearny Financial Corp.	†	3,008	30,170
MGIC Investment Corp.	*†	12,237	108,787
NASB Financial, Inc.	*	529	8,559
New York Community Bancorp, Inc.	†	63,183	1,090,539
NewAlliance Bancshares, Inc.		27,182	403,381
Northwest Bancshares, Inc.		14,229	178,432
OceanFirst Financial Corp.	†	2,108	29,407
Ocwen Financial Corp.	*†	23,494	258,904
Oritani Financial Corp.		22,515	285,490
Parkvale Financial Corp.		1,077	10,555
PMI Group, Inc. (The)	*†	24,097	65,062
Provident Financial Services, Inc.	†	16,334	241,743
Provident New York Bancorp		5,681	58,628
Radian Group, Inc.		23,028	156,821
Riverview Bancorp, Inc.	*	2,602	7,962
TFS Financial Corp.	†	13,499	143,359
TierOne Corp.	*	1,971	8
Tree.com, Inc.	*	5,006	29,535
Triad Guaranty, Inc.	*†	5,663	2,265
Trustco Bank Corp.	†	7,080	41,984
United Financial Bancorp, Inc.		5,398	89,121
Washington Federal, Inc.	†	19,811	343,523
Westfield Financial, Inc.		8,596	77,880
WSFS Financial Corp.		1,929	90,856

			5,278,413

Tobacco—0.1%
Alliance One International, Inc.	*†	16,867	67,805
Universal Corp.		1,971	85,818
Vector Group Ltd.	†	11,455	198,057

			351,680

Trading Companies & Distributors—0.6%
Aceto Corp.		3,385	26,978
Aircastle Ltd.		9,114	110,006
Applied Industrial Technologies,
Inc.		6,198	206,146
Beacon Roofing Supply, Inc.	*	11,070	226,603
GATX Corp.	†	8,543	330,272
H&E Equipment Services, Inc.	*	1,490	29,070
Houston Wire & Cable Co.		6,215	90,863
Interline Brands, Inc.	*	4,165	84,966
Kaman Corp.	†	2,736	96,307
MSC Industrial Direct Co., Class A		4,541	310,922
Rush Enterprises, Inc., Class A	*†	3,897	77,161
United Rentals, Inc.	*	9,672	321,884
Watsco, Inc.	†	4,094	285,393
WESCO International, Inc.	*†	6,732	420,750
Willis Lease Finance Corp.	*	1,234	15,598

			2,632,919

Vantagepoint Mid/Small Company Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Water Utilities—0.4%
American States Water Co.			3,697	$132,575
American Water Works Co., Inc.			23,128	648,740
Aqua America, Inc.		†	25,679	587,792
California Water Service Group			2,718	101,028
Connecticut Water Service, Inc.			3,803	100,209
Middlesex Water Co.		†	2,861	52,042
SJW Corp.		†	5,096	117,972

				1,740,358

Wireless Telecommunication Services—1.1%
Clearwire Corp., Class A		*†	23,621	132,041
Crown Castle International Corp.		*	50,581	2,152,221
FiberTower Corp.		*	657	1,321
Leap Wireless International, Inc.		*	16,479	255,260
NII Holdings, Inc.		*	25,268	1,052,917
NTELOS Holdings Corp.			3,103	57,126
SBA Communications Corp., Class A		*	20,095	797,370
Shenandoah Telecommunications Co.		†	2,133	38,522
Telephone & Data Systems, Inc.			8,158	274,925
United States Cellular Corp.		*	1,375	70,799
USA Mobility, Inc.			3,582	51,903

				4,884,405

TOTAL COMMON STOCKS (Cost $342,868,108)				441,274,835

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—0.0%
Capital Markets—0.0%
GAMCO Investors, Inc.
0.000%	12/31/2015
(Cost $32)			$40	26
CONVERTIBLE DEBT OBLIGATIONS—0.0%
Biotechnology—0.0%
MediciNova, Inc.
0.000%	06/18/2011	#‡d
(Cost $—)			28	—

U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.072%	06/16/2011	‡‡
(Cost $284,956)			285,000	284,961

			Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011		*‡d	4,683	—

Commercial Banks—0.0%
Central Pacific Financial Corp.		*‡	147	2,073

Hotels, Restaurants & Leisure—0.0%
Empire Resorts, Inc., Expires 04/29/2011		*‡d	2,513	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

		Shares	Value
RIGHTS—(Continued)
TOTAL RIGHTS (Cost $35,118)			$2,073

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡d
(Cost $–)		200	—

MONEY MARKET FUNDS—24.7%
Institutional Money Market Funds—24.7%
Dreyfus Institutional Cash Advantage Fund, 0.16%	††¥	18,200,000	18,200,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	¥	4,461,421	4,461,421
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%	††¥	14,949,271	14,949,271
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%	††¥	18,200,000	18,200,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%	††¥	18,200,000	18,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%	††¥	18,200,000	18,200,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%	††¥	18,200,000	18,200,000

TOTAL MONEY MARKET FUNDS (Cost $110,410,692)			110,410,692

TOTAL INVESTMENTS—123.3% (Cost $453,598,906)			551,972,587
Other assets less liabilities—(23.3%)			(104,369,042)

NET ASSETS—100.0%			$447,603,545

Legend to the Schedule of Investments:

REIT Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at March 31, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—97.9%
Australia—8.7%
AGL Energy Ltd.		8,054	$119,241
Alumina Ltd.		43,731	111,464
Amcor Ltd.		22,424	163,690
AMP Ltd.		37,451	210,582
Asciano Ltd.		54,418	97,896
ASX Ltd.		3,174	112,919
Australia & New Zealand Banking Group Ltd.		47,125	1,159,990
AXA Asia Pacific Holdings Ltd.	‡	19,091	128,646
Bendigo and Adelaide Bank Ltd.		6,445	63,516
BHP Billiton Ltd.	†	61,714	2,962,117
Billabong International Ltd.		3,672	28,647
BlueScope Steel Ltd.		31,699	64,739
Boral Ltd.		13,708	70,827
Brambles Ltd.		26,625	194,884
Caltex Australia Ltd.	†	2,904	46,856
CFS Retail Property Trust REIT		37,176	70,757
Coca-Cola Amatil Ltd.		10,055	122,093
Cochlear Ltd.		961	82,462
Commonwealth Bank of Australia		28,497	1,544,029
Computershare Ltd.		7,579	72,615
Crown Ltd.		8,054	67,844
CSL Ltd.		9,922	366,434
CSR Ltd.		9,255	31,359
Dexus Property Group REIT		86,134	75,666
Fairfax Media Ltd.		41,888	55,884
Fortescue Metals Group Ltd.	†	23,363	154,804
Foster’s Group Ltd.		35,169	207,958
Goodman Fielder Ltd.		21,372	27,191
Goodman Group REIT		109,500	77,571
GPT Group REIT		31,828	103,323
Harvey Norman Holdings Ltd.		10,998	34,105
Incitec Pivot Ltd.		31,076	139,117
Insurance Australia Group Ltd.		38,050	141,308
Leighton Holdings Ltd.		2,521	76,865
Lend Lease Group		9,706	91,006
MacArthur Coal Ltd.	†	3,050	36,576
Macquarie Group Ltd.		6,443	243,540
MAp Group		13,260	41,689
Metcash Ltd.	†	14,473	62,237
Mirvac Group REIT		58,020	74,726
National Australia Bank Ltd.		39,300	1,050,388
Newcrest Mining Ltd.		14,117	581,541
OneSteel Ltd.		24,172	60,957
Orica Ltd.		6,618	180,700
Origin Energy Ltd.	†	19,451	326,455
OZ Minerals Ltd.		58,817	97,125
Paladin Energy Ltd.	*	12,048	45,109
Qantas Airways Ltd.	*	18,484	41,664
QBE Insurance Group Ltd.	†	19,219	351,536
QR National Ltd.	*	30,950	107,244
Ramsay Health Care Ltd.		2,124	41,962
Rio Tinto Ltd.		8,039	704,608
Santos Ltd.		14,905	239,654
Sonic Healthcare Ltd.	†	7,094	87,920
SP AusNet		20,280	18,470
Stockland REIT		44,711	171,521
Suncorp Group Ltd.		23,911	209,789
Tabcorp Holdings Ltd.		13,011	100,784
Tatts Group Ltd.		25,228	61,021
Telstra Corp. Ltd.		77,637	226,466
Toll Holdings Ltd.		11,926	73,152
Transurban Group		23,600	131,207

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wesfarmers Ltd.		18,560	$609,787
Wesfarmers Ltd. (Price Protected Shares)		2,853	94,996
Westfield Group REIT		39,727	383,626
Westfield Retail Trust REIT		51,614	139,874
Westpac Banking Corp.		55,023	1,384,453
Woodside Petroleum Ltd.		11,538	558,585
Woolworths Ltd.		22,447	623,877
WorleyParsons Ltd.		3,580	114,694

			18,356,338

Austria—0.3%
Erste Group Bank AG		3,421	172,756
IMMOFINANZ AG	*†	17,662	79,848
OMV AG		2,644	119,532
Raiffeisen Bank International AG		930	51,673
Telekom Austria AG		6,206	90,830
Verbund AG	†	1,308	58,083
Vienna Insurance Group AG Wiener Versicherung Gruppe		618	35,362
Voestalpine AG		2,136	100,380

			708,464

Belgium—0.9%
Ageas		40,792	115,988
Anheuser-Busch InBev NV		13,315	759,113
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	35
Bekaert SA		755	86,002
Belgacom SA		2,808	108,782
Colruyt SA		1,280	67,410
Compagnie Nationale a Portefeuille		620	42,762
Delhaize Group SA		1,850	150,714
Dexia SA	*	10,356	40,292
Groupe Bruxelles Lambert SA		1,525	142,501
Groupe Bruxelles Lambert SA STRIP VVPR	*	127	2
KBC Groep NV	*	2,865	107,804
Mobistar SA		586	40,601
Solvay SA		1,122	133,016
UCB SA		1,717	65,184
Umicore SA		1,995	98,956

			1,959,162

Bermuda—0.1%
Seadrill Ltd.	†	5,016	181,349

China—0.0%
Foxconn International Holdings Ltd.	*	41,000	24,622
Yangzijiang Shipbuilding Holdings Ltd.		34,000	48,831

			73,453

Cyprus—0.0%
Bank of Cyprus Plc		14,863	53,779

Denmark—1.1%
A.P. Moller - Maersk A/S, Class A		10	91,719
A.P. Moller - Maersk A/S, Class B		24	225,240
Carlsberg A/S, Class B		1,998	214,852
Coloplast A/S, Class B		394	56,990
Danske Bank A/S	*	11,099	245,343
DSV A/S		3,821	94,089
Novo Nordisk A/S, Class B		7,717	969,121

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Novozymes A/S, Class B		839	$128,182
Pandora A/S	*	967	49,065
Tryg A/S		491	28,831
Vestas Wind Systems A/S	*	3,587	155,696
William Demant Holding A/S	*	358	30,951

			2,290,079

Finland—1.1%
Elisa Oyj	†	2,334	51,412
Fortum Oyj		8,280	281,118
Kesko Oyj, Class B	*	1,238	57,863
Kone Oyj, Class B		2,839	163,281
Metso Oyj	†	2,339	125,491
Neste Oil Oyj		2,068	42,611
Nokia Oyj		69,083	588,189
Nokian Renkaat Oyj		1,862	79,168
Orion Oyj, Class B	†	1,592	38,607
Outokumpu Oyj	†	2,272	39,334
Pohjola Bank plc, Class A		2,462	33,497
Rautaruukki Oyj	†	1,584	37,922
Sampo Oyj, Class A		7,657	243,848
Sanoma Oyj	†	1,243	28,092
Stora Enso Oyj (Registered), Class R		11,073	131,824
UPM-Kymmene Oyj	*	9,762	206,403
Wartsila Oyj		2,858	111,400

			2,260,060

France—9.5%
Accor SA		2,627	118,054
Aeroports de Paris		565	52,040
Air France-KLM	*	2,488	41,473
Air Liquide SA		5,222	694,456
Alcatel-Lucent	*	41,043	236,634
Alstom SA		3,861	228,287
Atos Origin SA	*	801	46,974
AXA SA		31,749	663,367
BioMerieux		244	25,583
BNP Paribas		17,647	1,290,079
Bouygues SA		4,328	207,754
Bureau Veritas SA		936	73,539
Cap Gemini SA		2,683	155,783
Carrefour SA		10,853	479,484
Casino Guichard Perrachon SA		967	91,545
Christian Dior SA		1,191	167,777
Cie de Saint-Gobain		7,379	451,268
Cie Generale de Geophysique-Veritas	*	2,451	88,688
Cie Generale des Etablissements Michelin, Class B		3,178	268,060
Cie Generale d’Optique Essilor International SA		3,730	276,749
CNP Assurances		2,704	57,389
Credit Agricole SA		17,899	293,684
Danone SA		10,760	702,241
Dassault Systemes SA		1,058	81,377
Edenred	*	3,055	92,163
EDF SA		4,834	200,336
Eiffage SA		649	39,006
Eramet		86	31,785
Eurazeo		581	45,471
Eutelsat Communications SA		1,875	74,809
Fonciere Des Regions REIT		530	56,455
France Telecom SA		34,197	767,848

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
GDF Suez		22,805	$930,023
Gecina SA REIT		340	46,888
Groupe Eurotunnel SA		8,928	94,878
ICADE REIT		448	55,291
Iliad SA	†	312	37,381
Imerys SA		725	53,175
JCDecaux SA	*	1,204	40,379
Klepierre REIT		1,610	65,330
Lafarge SA		3,740	233,116
Lagardere SCA		2,073	88,409
Legrand SA		2,782	115,725
L’Oreal SA		4,431	516,255
LVMH Moet Hennessy Louis Vuitton SA		4,516	715,058
Metropole Television SA		1,111	29,038
Natixis	*	15,994	90,317
Neopost SA		600	52,531
PagesJaunes Groupe	†	1,971	19,726
Pernod-Ricard SA		3,678	343,414
Peugeot SA	*	2,753	108,610
PPR		1,415	216,720
Publicis Groupe SA		2,192	122,847
Renault SA	*	3,588	198,262
Safran SA		2,985	105,567
Sanofi-Aventis SA		19,301	1,352,510
Schneider Electric SA		4,484	765,830
SCOR SE		3,095	84,380
Societe BIC SA		451	40,077
Societe Generale		11,713	760,810
Societe Television Francaise 1		2,108	38,638
Sodexo		1,672	122,166
Suez Environnement Co.		4,703	97,410
Technip SA		1,743	185,835
Thales SA		1,765	70,423
Total SA		38,859	2,367,818
Unibail-Rodamco SE (Paris Exchange) REIT		1,697	367,797
Vallourec SA		2,068	231,730
Veolia Environnement SA		6,165	192,009
Vinci SA		8,142	508,325
Vivendi SA		22,828	651,223

			20,216,079

Germany—7.9%
Adidas AG		3,895	244,886
Allianz SE (Registered)		8,361	1,170,755
Axel Springer AG		240	38,770
BASF SE		16,901	1,458,811
Bayer AG		15,222	1,176,097
Bayerische Motoren Werke AG		6,016	499,471
Beiersdorf AG		1,762	107,548
Brenntag AG	*	458	50,769
Celesio AG		1,532	37,420
Commerzbank AG	*†	15,172	117,806
Continental AG	*	958	86,097
Daimler AG (Registered)	*†	16,607	1,170,171
Deutsche Bank AG (Registered)		17,056	1,000,023
Deutsche Boerse AG		3,551	268,828
Deutsche Lufthansa AG (Registered)	*	4,312	91,308
Deutsche Post AG (Registered)		15,403	276,842
Deutsche Telekom AG (Registered)		52,297	808,949
E.ON AG		33,170	1,008,671

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Fraport AG Frankfurt Airport Services Worldwide	†	637	$46,577
Fresenius Medical Care AG & Co. KGaA		3,484	233,732
Fresenius SE & Co KGaA		1,989	183,521
GEA Group AG		3,093	101,748
Hannover Rueckversicherung AG (Registered)		1,141	62,242
HeidelbergCement AG		2,572	178,851
Henkel AG & Co. KGaA		2,276	118,827
Hochtief AG		816	87,645
Infineon Technologies AG		19,414	198,047
K+S AG		2,571	193,869
Kabel Deutschland Holding AG	*	873	46,007
Lanxess AG		1,585	118,793
Linde AG		3,063	483,593
MAN SE		1,968	244,864
Merck KGaA		1,191	107,416
Metro AG		2,425	165,169
Muenchener Rueckversicherungs AG (Registered)		3,483	547,560
Puma AG Rudolf Dassler Sport	†	91	26,638
RWE AG		7,739	491,121
Salzgitter AG		718	56,530
SAP AG		15,823	967,741
Siemens AG (Registered)		15,130	2,069,611
Suedzucker AG		1,160	32,320
ThyssenKrupp AG		6,088	247,803
TUI AG	*	2,403	28,688
United Internet AG (Registered)		2,186	39,286
Volkswagen AG		542	82,882
Wacker Chemie AG		270	60,483

			16,834,786

Greece—0.2%
Alpha Bank AE	*	9,721	62,348
Coca Cola Hellenic Bottling Co. SA		3,300	88,552
EFG Eurobank Ergasias SA	*	6,000	37,308
Hellenic Telecommunications Organization SA		4,058	45,310
National Bank of Greece SA	*	17,188	152,190
OPAP SA		4,010	85,646
Public Power Corp. SA		2,009	34,868

			506,222

Guernsey, Channel Islands—0.1%
Resolution Ltd.		25,527	121,050

Hong Kong—2.7%
AIA Group Ltd.	*	143,200	440,809
ASM Pacific Technology Ltd.		3,500	43,950
Bank of East Asia Ltd.		27,320	115,929
BOC Hong Kong Holdings Ltd.		68,000	221,697
Cathay Pacific Airways Ltd.		23,000	55,092
Cheung Kong Holdings Ltd.		26,000	423,796
Cheung Kong Infrastructure Holdings Ltd.	†	7,000	33,074
CLP Holdings Ltd.		36,000	291,032
Esprit Holdings Ltd.		21,108	96,780
Hang Lung Group Ltd.		14,000	86,766
Hang Lung Properties Ltd.		46,000	201,755
Hang Seng Bank Ltd.		14,300	231,058
Henderson Land Development Co. Ltd.		19,000	131,661

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Hong Kong & China Gas Co. Ltd.		77,660	$186,328
Hong Kong Exchanges and Clearing Ltd.	†	18,600	403,589
Hopewell Holdings Ltd.		11,000	33,029
Hutchison Whampoa Ltd.		39,000	461,540
Hysan Development Co. Ltd.		12,000	49,355
Kerry Properties Ltd.		12,500	62,527
Li & Fung Ltd.		51,600	263,882
Lifestyle International Holdings Ltd.		11,000	26,318
Link (The)		42,000	131,504
MTR Corp.		26,500	98,044
New World Development Ltd.		48,600	85,688
Noble Group Ltd.		51,309	87,021
NWS Holdings Ltd.		26,500	40,537
Orient Overseas International Ltd.		3,700	38,727
PCCW Ltd.		84,000	34,991
Power Assets Holdings Ltd.		25,500	170,424
Shangri-La Asia Ltd.		24,000	61,988
Sino Land Co. Ltd.		50,000	88,804
SJM Holdings Ltd.		25,000	43,743
Sun Hung Kai Properties Ltd.		26,000	411,737
Swire Pacific Ltd., Class A		14,500	212,370
Wharf Holdings Ltd.		27,637	190,358
Wheelock & Co. Ltd.		17,000	63,798
Wing Hang Bank Ltd.		3,000	35,373
Yue Yuen Industrial Holdings Ltd.		14,000	44,525

			5,699,599

Ireland—0.6%
Anglo Irish Bank Corp. Ltd.	*‡d	11,206	—
CRH plc (Dublin Exchange)		13,178	302,767
Elan Corp. plc	*	9,085	62,387
Experian plc		18,705	231,585
Governor & Co. of the Bank of Ireland (The)	*	63,942	19,936
James Hardie Industries SE CDI	*	7,989	50,314
Kerry Group plc, Class A		2,615	97,417
Shire plc		10,469	303,888
WPP plc		23,355	287,823

			1,356,117

Israel—0.7%
Bank Hapoalim BM	*	19,111	99,361
Bank Leumi Le-Israel BM		21,883	111,962
Bezeq Israeli Telecommunication Corp. Ltd.		33,542	99,499
Cellcom Israel Ltd.		826	27,104
Delek Group Ltd.		66	17,857
Elbit Systems Ltd.		388	21,602
Israel Chemicals Ltd.		8,215	135,233
Israel Corp. Ltd. (The)	*	39	46,680
Israel Discount Bank Ltd., Class A	*	16,376	34,526
Makhteshim-Agan Industries Ltd.	*	3,995	21,100
Mizrahi Tefahot Bank Ltd.		2,045	23,081
NICE Systems Ltd.	*	1,032	38,077
Partner Communications Co. Ltd.		1,419	26,987
Teva Pharmaceutical Industries Ltd.		17,247	866,329

			1,569,398

Italy—2.8%
A2A SpA	†	17,876	28,941
Assicurazioni Generali SpA	†	21,168	457,540
Atlantia SpA		5,383	123,269

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Autogrill SpA	*	2,307	$32,444
Banca Carige SpA	†	12,736	30,101
Banca Monte dei Paschi di Siena SpA	*†	39,870	49,698
Banco Popolare SC		28,197	84,042
Enel Green Power SpA	*	31,577	87,607
Enel SpA		121,525	765,579
ENI SpA		47,948	1,176,520
Exor SpA		1,270	39,007
Fiat Industrial SpA	*	13,899	199,537
Fiat SpA	†	13,899	125,617
Finmeccanica SpA		7,024	88,336
Intesa Sanpaolo SpA		139,586	411,791
Intesa Sanpaolo SpA RSP		17,138	45,214
Luxottica Group SpA	†	1,959	63,941
Mediaset SpA		13,265	84,197
Mediobanca SpA		8,107	82,803
Parmalat SpA	†	30,797	103,056
Pirelli & C. SpA		4,877	42,794
Prysmian SpA		3,602	77,092
Saipem SpA		4,845	257,386
Snam Rete Gas SpA	†	26,020	146,169
Telecom Italia SpA		174,969	268,893
Telecom Italia SpA RSP		110,811	148,854
Terna Rete Elettrica Nazionale SpA	†	23,458	112,197
UniCredit SpA		246,005	606,365
Unione di Banche Italiane ScpA	†	11,187	95,458

			5,834,448

Japan—19.9%
77 Bank Ltd. (The)		7,000	35,253
ABC-Mart, Inc.		600	21,847
Advantest Corp.	†	2,800	50,414
Aeon Co. Ltd.		11,100	128,621
Aeon Credit Service Co. Ltd.		1,400	19,308
Aeon Mall Co. Ltd.		1,400	30,022
Air Water, Inc.		3,000	36,536
Aisin Seiki Co. Ltd.		3,400	118,188
Ajinomoto Co., Inc.		12,000	124,852
Alfresa Holdings Corp.		700	26,874
All Nippon Airways Co. Ltd.	†	15,000	44,745
Amada Co. Ltd.		7,000	58,456
Aozora Bank Ltd.		11,000	24,853
Asahi Breweries Ltd.		7,100	118,045
Asahi Glass Co. Ltd.		18,000	226,464
Asahi Kasei Corp.		23,000	154,906
Asics Corp.		3,000	40,189
Astellas Pharma, Inc.	†	8,075	299,041
Bank of Kyoto Ltd. (The)		6,000	53,104
Bank of Yokohama Ltd. (The)		23,000	109,328
Benesse Holdings, Inc.		1,300	53,366
Bridgestone Corp.		11,900	248,839
Brother Industries Ltd.		4,600	67,543
Canon Marketing Japan, Inc.		900	11,205
Canon, Inc.		20,900	898,904
Casio Computer Co. Ltd.	†	4,500	35,595
Central Japan Railway Co.		27	214,034
Chiba Bank Ltd. (The)		14,000	78,470
Chiyoda Corp.	†	3,000	27,476
Chubu Electric Power Co., Inc.		11,900	264,929
Chugai Pharmaceutical Co. Ltd.		3,800	65,360
Chugoku Bank Ltd. (The)	†	3,000	34,039

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Chugoku Electric Power Co., Inc. (The)	†	5,500	$101,726
Chuo Mitsui Trust Holdings, Inc.		57,740	204,553
Citizen Holdings Co. Ltd.		4,700	27,068
Coca-Cola West Holdings Co. Ltd.		1,200	22,860
Cosmo Oil Co. Ltd.		12,000	37,231
Credit Saison Co. Ltd.		3,100	50,023
Dai Nippon Printing Co. Ltd.		10,000	121,784
Daicel Chemical Industries Ltd.		5,000	30,861
Daido Steel Co. Ltd.		6,000	34,161
Daihatsu Motor Co. Ltd.	†	4,000	58,308
Dai-ichi Life Insurance Co. Ltd. (The)		146	220,175
Daiichi Sankyo Co. Ltd.		12,202	235,575
Daikin Industries Ltd.		4,400	131,621
Dainippon Sumitomo Pharma Co. Ltd.		3,000	27,921
Daito Trust Construction Co. Ltd.		1,400	96,299
Daiwa House Industry Co. Ltd.		9,000	110,095
Daiwa Securities Group, Inc.		31,000	142,377
Dena Co. Ltd.		1,500	54,286
Denki Kagaku Kogyo K.K.		8,000	39,490
Denso Corp.		9,000	299,294
Dentsu, Inc.	†	3,100	80,128
Dowa Holdings Co. Ltd.		5,000	31,136
East Japan Railway Co.		6,200	344,280
Eisai Co. Ltd.	†	4,700	168,699
Electric Power Development Co. Ltd.		2,140	65,975
Elpida Memory, Inc.	*	3,300	42,438
FamilyMart Co. Ltd.		1,200	45,040
FANUC CORP.		3,500	529,049
Fast Retailing Co. Ltd.		1,000	125,191
Fuji Electric Holdings Co. Ltd.	†	10,000	31,576
Fuji Heavy Industries Ltd.	†	11,000	71,074
FUJIFILM Holdings Corp.		8,600	266,559
Fujitsu Ltd.	†	35,000	197,787
Fukuoka Financial Group, Inc.		14,000	58,198
Furukawa Electric Co. Ltd.	†	12,000	48,505
Gree, Inc.		1,500	25,136
GS Yuasa Corp.	†	6,000	39,947
Gunma Bank Ltd. (The)		8,000	42,425
Hachijuni Bank Ltd. (The)		8,000	46,075
Hakuhodo DY Holdings, Inc.		480	25,306
Hamamatsu Photonics KK		1,100	43,602
Hankyu Hanshin Holdings, Inc.	†	20,600	95,072
Hino Motors Ltd.	†	5,000	24,468
Hirose Electric Co. Ltd.	†	530	57,058
Hiroshima Bank Ltd. (The)	†	10,000	43,410
Hisamitsu Pharmaceutical Co., Inc.		1,200	48,377
Hitachi Chemical Co. Ltd.		1,700	34,628
Hitachi Construction Machinery Co. Ltd.	†	1,800	45,062
Hitachi High-Technologies Corp.		1,100	21,927
Hitachi Ltd.	†	82,000	426,857
Hitachi Metals Ltd.	†	3,000	37,832
Hokkaido Electric Power Co., Inc.	†	3,400	66,047
Hokuhoku Financial Group, Inc.		23,000	44,834
Hokuriku Electric Power Co.	†	3,200	72,506
Honda Motor Co. Ltd.		30,000	1,114,608
HOYA Corp.		7,900	180,286
Ibiden Co. Ltd.	†	2,200	69,625

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Idemitsu Kosan Co. Ltd.		400	$46,745
IHI Corp.		26,000	63,370
INPEX Corp.		40	302,624
Isetan Mitsukoshi Holdings Ltd.	†	7,040	63,451
Isuzu Motors Ltd.	†	21,000	83,307
Ito En Ltd.		1,300	22,635
ITOCHU Corp.		27,000	282,551
Itochu Techno-Solutions Corp.		600	19,401
Iyo Bank Ltd. (The)		4,000	33,323
J. Front Retailing Co. Ltd.		8,600	35,741
Japan Petroleum Exploration Co.		500	24,997
Japan Prime Realty Investment Corp. REIT		12	32,458
Japan Real Estate Investment Corp. REIT	†	9	85,264
Japan Retail Fund Investment Corp. REIT		31	48,609
Japan Steel Works Ltd. (The)	†	6,000	46,962
Japan Tobacco, Inc.		82	296,462
JFE Holdings, Inc.		8,600	251,804
JGC Corp.		4,000	93,345
Joyo Bank Ltd. (The)		11,000	43,235
JS Group Corp.	†	4,500	116,702
JSR Corp.	†	3,000	60,165
JTEKT Corp.		3,700	48,201
Jupiter Telecommunications Co. Ltd.		47	46,218
JX Holdings, Inc.		41,810	280,904
Kajima Corp.	†	14,000	39,142
Kamigumi Co. Ltd.		5,000	42,669
Kaneka Corp.		6,000	41,888
Kansai Electric Power Co., Inc. (The)	†	13,900	302,873
Kansai Paint Co. Ltd.	†	4,000	34,667
Kao Corp.		10,100	252,016
Kawasaki Heavy Industries Ltd.	†	25,000	110,116
Kawasaki Kisen Kaisha Ltd.		12,000	44,337
KDDI Corp.		54	333,865
Keikyu Corp.	†	8,000	57,606
Keio Corp.		11,000	65,733
Keisei Electric Railway Co. Ltd.		6,000	34,374
Keyence Corp.		793	202,439
Kikkoman Corp.	†	3,000	28,266
Kinden Corp.		2,000	18,261
Kintetsu Corp.	†	28,000	89,930
Kirin Holdings Co. Ltd.		15,000	196,851
Kobe Steel Ltd.	†	46,000	119,098
Koito Manufacturing Co. Ltd.		2,000	32,123
Komatsu Ltd.		17,200	583,521
Konami Corp.		1,600	29,564
Konica Minolta Holdings, Inc.		9,000	75,637
Kubota Corp.	†	21,000	197,611
Kuraray Co. Ltd.		6,100	78,768
Kurita Water Industries Ltd.		2,100	62,080
Kyocera Corp.		3,000	304,043
Kyowa Hakko Kirin Co. Ltd.		5,000	46,912
Kyushu Electric Power Co., Inc.	†	6,900	134,932
Lawson, Inc.		1,100	53,020
Mabuchi Motor Co. Ltd.		400	19,050
Makita Corp.		2,100	97,685
Marubeni Corp.		31,000	222,791
Marui Group Co. Ltd.	†	4,000	25,861
Maruichi Steel Tube Ltd.		1,000	24,725
Matsui Securities Co. Ltd.	†	1,500	8,160

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Mazda Motor Corp.	†	28,000	$61,699
McDonald’s Holdings Co. Japan Ltd.	†	1,000	24,190
Medipal Holdings Corp.		2,800	24,751
MEIJI Holdings Co. Ltd.	†	1,302	52,395
Minebea Co. Ltd.		6,000	33,115
Miraca Holdings, Inc.		900	34,447
Mitsubishi Chemical Holdings Corp.		24,000	151,176
Mitsubishi Corp.		25,000	693,211
Mitsubishi Electric Corp.		35,000	411,900
Mitsubishi Estate Co. Ltd.		22,000	371,779
Mitsubishi Gas Chemical Co., Inc.		7,000	50,184
Mitsubishi Heavy Industries Ltd.		54,000	248,117
Mitsubishi Logistics Corp.		2,000	22,396
Mitsubishi Materials Corp.	†	21,000	71,131
Mitsubishi Motors Corp.	*	72,000	88,412
Mitsubishi Tanabe Pharma Corp.		4,000	64,862
Mitsubishi UFJ Financial Group, Inc.		234,440	1,080,220
Mitsubishi UFJ Lease & Finance Co. Ltd.	†	1,180	47,333
Mitsui & Co. Ltd.		32,100	574,714
Mitsui Chemicals, Inc.	†	15,000	53,243
Mitsui Engineering & Shipbuilding Co. Ltd.	†	12,000	28,759
Mitsui Fudosan Co. Ltd.		16,000	263,015
Mitsui Mining & Smelting Co. Ltd.	†	11,000	38,254
Mitsui OSK Lines Ltd.		21,000	121,089
Mitsumi Electric Co. Ltd.		1,400	18,648
Mizuho Financial Group, Inc.	†	377,300	622,579
Mizuho Securities Co. Ltd.		9,000	23,939
Mizuho Trust & Banking Co. Ltd.	†	24,000	21,656
MS&AD Insurance Group Holdings		10,074	229,884
Murata Manufacturing Co. Ltd.		3,800	274,789
Nabtesco Corp.		1,500	37,569
Namco Bandai Holdings, Inc.	†	3,350	36,495
NEC Corp.	*	47,000	102,112
NGK Insulators Ltd.		5,000	89,347
NGK Spark Plug Co. Ltd.	†	3,000	41,012
NHK Spring Co. Ltd.		3,000	29,724
Nidec Corp.	†	2,000	173,220
Nikon Corp.		5,700	117,553
Nintendo Co. Ltd.	†	1,800	489,438
Nippon Building Fund, Inc. REIT	†	10	97,480
Nippon Electric Glass Co. Ltd.		6,500	92,120
Nippon Express Co. Ltd.		16,000	61,376
Nippon Meat Packers, Inc.	†	3,000	37,836
Nippon Paper Group, Inc.		1,900	40,479
Nippon Sheet Glass Co. Ltd.		16,000	46,182
Nippon Steel Corp.		93,000	297,515
Nippon Telegraph & Telephone Corp.		8,800	393,052
Nippon Yusen K.K.		29,000	113,457
Nishi-Nippon City Bank Ltd. (The)		11,000	31,603
Nissan Chemical Industries Ltd.	†	3,000	31,071
Nissan Motor Co. Ltd.	†	45,100	400,624
Nisshin Seifun Group, Inc.		3,200	36,877
Nisshin Steel Co. Ltd.		15,000	32,216
Nisshinbo Industries, Inc.		2,000	19,420
Nissin Foods Holdings Co. Ltd.	†	1,100	38,731

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Nitori Holdings Co. Ltd.		700	$61,476
Nitto Denko Corp.		3,100	164,263
NKSJ Holdings, Inc.	†	25,900	169,071
NOK Corp.		2,000	35,569
Nomura Holdings, Inc.		64,100	331,332
Nomura Real Estate Holdings, Inc.		1,700	25,759
Nomura Real Estate Office Fund,
Inc. REIT		5	33,819
Nomura Research Institute Ltd.		1,650	36,447
NSK Ltd.		8,000	69,013
NTN Corp.		9,000	43,180
NTT Data Corp.	†	23	71,020
NTT DoCoMo, Inc.	†	279	487,063
NTT Urban Development Corp.	†	24	20,119
Obayashi Corp.		11,000	48,781
Obic Co. Ltd.		140	26,682
Odakyu Electric Railway Co. Ltd.	†	11,000	92,741
OJI Paper Co. Ltd.		15,000	71,240
Olympus Corp.		4,000	111,393
Omron Corp.		3,800	106,979
Ono Pharmaceutical Co. Ltd.	†	1,500	73,908
Oracle Corp. Japan		600	25,008
Oriental Land Co. Ltd.	†	900	71,518
ORIX Corp.	†	1,960	183,717
Osaka Gas Co. Ltd.		35,000	139,638
Otsuka Corp.		300	19,307
Otsuka Holdings Co. Ltd.		4,600	113,645
Panasonic Corp.		40,500	513,041
Rakuten, Inc.	†	133	119,323
Resona Holdings, Inc.		33,700	160,629
Ricoh Co. Ltd.	†	12,000	141,288
Rinnai Corp.		600	39,738
Rohm Co. Ltd.		1,800	113,099
Sankyo Co. Ltd.		900	46,095
Santen Pharmaceutical Co. Ltd.		1,400	55,916
Sapporo Hokuyo Holdings, Inc.		6,400	30,759
Sapporo Holdings Ltd.		4,000	14,926
SBI Holdings, Inc.	†	383	48,151
Secom Co. Ltd.		3,900	181,343
Sega Sammy Holdings, Inc.		3,548	61,530
Seiko Epson Corp.	†	2,400	38,508
Sekisui Chemical Co. Ltd.		8,000	62,505
Sekisui House Ltd.		11,000	102,654
Senshu Ikeda Holdings, Inc.		13,800	18,726
Seven & I Holdings Co. Ltd.		13,940	355,101
Seven Bank Ltd.	†	9	18,161
Sharp Corp.	†	18,000	178,561
Shikoku Electric Power Co., Inc.	†	3,200	87,093
Shimadzu Corp.	†	4,000	35,520
Shimamura Co. Ltd.		400	35,208
Shimano, Inc.		1,200	60,065
Shimizu Corp.	†	10,000	44,349
Shin-Etsu Chemical Co. Ltd.		7,600	378,255
Shinko Electric Industries Co. Ltd.		1,400	14,361
Shinsei Bank Ltd.		16,000	18,854
Shionogi & Co. Ltd.		5,500	93,833
Shiseido Co. Ltd.	†	6,400	110,856
Shizuoka Bank Ltd. (The)	†	11,000	91,012
Showa Denko K.K.		26,000	52,300
Showa Shell Sekiyu K.K.		2,900	30,249
SMC Corp.		1,000	164,593
Softbank Corp.		15,000	597,665
Sojitz Corp.		21,200	42,166
Sony Corp.		18,500	590,077

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Sony Financial Holdings, Inc.		3,400	$67,370
Square Enix Holdings Co. Ltd.		1,000	17,371
Stanley Electric Co. Ltd.		2,500	41,326
Sumco Corp.	*†	1,900	38,210
Sumitomo Chemical Co. Ltd.	†	29,000	144,887
Sumitomo Corp.	†	20,900	298,687
Sumitomo Electric Industries Ltd.		13,400	185,579
Sumitomo Heavy Industries Ltd.		10,000	65,137
Sumitomo Metal Industries Ltd.	†	61,000	136,366
Sumitomo Metal Mining Co. Ltd.		10,000	171,909
Sumitomo Mitsui Financial Group, Inc.		24,700	766,325
Sumitomo Realty & Development Co. Ltd.	†	6,500	129,976
Sumitomo Rubber Industries Ltd.		3,000	30,540
Suruga Bank Ltd.		4,000	35,530
Suzuken Co. Ltd.		1,260	33,219
Suzuki Motor Corp.		6,300	140,809
Sysmex Corp.		1,200	42,439
T&D Holdings, Inc.		4,850	119,496
Taisei Corp.		20,000	49,245
Taisho Pharmaceutical Co. Ltd.	†	2,300	49,770
Taiyo Nippon Sanso Corp.	†	5,000	41,715
Takashimaya Co. Ltd.		5,000	31,953
Takeda Pharmaceutical Co. Ltd.	†	13,820	644,781
TDK Corp.		2,300	136,024
Teijin Ltd.		16,000	71,582
Terumo Corp.		3,000	158,061
THK Co. Ltd.		2,100	52,620
Tobu Railway Co. Ltd.		15,000	61,284
Toho Co. Ltd.	†	1,800	25,794
Toho Gas Co. Ltd.	†	7,000	36,080
Tohoku Electric Power Co., Inc.	†	7,600	128,512
Tokio Marine Holdings, Inc.		13,100	349,763
Tokuyama Corp.		6,000	32,037
Tokyo Electric Power Co., Inc. (The)	†	26,300	146,588
Tokyo Electron Ltd.		3,200	176,427
Tokyo Gas Co. Ltd.		47,000	214,385
Tokyo Steel Manufacturing Co. Ltd.	†	2,100	24,505
Tokyo Tatemono Co. Ltd.	†	7,000	26,151
Tokyu Corp.		21,000	87,110
Tokyu Land Corp.		9,000	39,143
TonenGeneral Sekiyu K.K.		5,000	61,752
Toppan Printing Co. Ltd.		10,000	78,895
Toray Industries, Inc.		26,000	188,741
Toshiba Corp.		73,000	356,941
Tosoh Corp.		9,000	32,377
TOTO Ltd.		5,000	40,168
Toyo Seikan Kaisha Ltd.		2,500	40,928
Toyo Suisan Kaisha Ltd.	†	2,000	43,426
Toyoda Gosei Co. Ltd.		1,200	25,067
Toyota Boshoku Corp.	†	1,400	20,154
Toyota Industries Corp.		3,300	99,917
Toyota Motor Corp.		50,700	2,011,993
Toyota Tsusho Corp.		4,200	69,239
Trend Micro, Inc.		1,800	47,937
Tsumura & Co.		1,000	31,400
Ube Industries Ltd.		19,000	60,489
Unicharm Corp.	†	2,400	87,364
UNY Co. Ltd.		3,000	27,840
Ushio, Inc.	†	1,900	37,160
USS Co. Ltd.		350	27,241

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
West Japan Railway Co.	†	30	$115,653
Yahoo! Japan Corp.	†	271	96,776
Yakult Honsha Co. Ltd.	†	1,900	48,617
Yamada Denki Co. Ltd.		1,510	101,475
Yamaguchi Financial Group, Inc.		4,000	37,045
Yamaha Corp.		2,700	30,670
Yamaha Motor Co. Ltd.	*†	4,500	78,354
Yamato Holdings Co. Ltd.	†	7,000	108,525
Yamato Kogyo Co. Ltd.		700	23,350
Yamazaki Baking Co. Ltd.		2,000	23,277
Yaskawa Electric Corp.	†	4,000	47,413
Yokogawa Electric Corp.	*	4,300	32,801

			42,165,610

Luxembourg—0.5%
ArcelorMittal		15,855	573,221
Millicom International Cellular SA SDR		1,436	137,327
SES SA, Class A		5,651	145,495
Tenaris SA		8,640	212,020

			1,068,063

Macau—0.1%
Sands China Ltd.	*	42,494	94,688
Wynn Macau Ltd.		27,256	76,054

			170,742

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mauritius—0.0%
Essar Energy plc	*	5,270	40,024

Mexico—0.0%
Fresnillo plc		3,383	83,624

Netherlands—4.8%
Aegon NV	*	29,274	219,199
Akzo Nobel NV		4,164	286,538
ASML Holding NV	*	7,753	344,765
Corio NV REIT		1,147	80,260
Delta Lloyd NV		1,244	33,090
European Aeronautic Defence and Space Co. NV	*	7,463	217,357
Fugro NV CVA		1,311	115,618
Heineken Holding NV		2,198	105,552
Heineken NV		4,624	252,501
ING Groep NV CVA	*	70,662	896,971
Koninklijke Ahold NV		21,671	290,632
Koninklijke Boskalis Westminster NV		1,198	63,363
Koninklijke DSM NV		2,899	178,241
Koninklijke KPN NV		29,104	496,286
Koninklijke Philips Electronics NV		18,217	583,544
Koninklijke Vopak NV		1,384	66,616
Qiagen NV	*	4,093	81,696
Randstad Holding NV	*†	2,045	113,838
Reed Elsevier NV		12,525	161,583
Royal Dutch Shell plc, Class A		65,182	2,364,374
Royal Dutch Shell plc, Class B		49,587	1,800,706
SBM Offshore NV		3,035	88,106
TNT NV		6,778	174,039
Unilever NV CVA		30,014	940,417

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Wolters Kluwer NV		5,403	$126,354

			10,081,646

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	26,637
Contact Energy Ltd.	*	5,175	22,988
Fletcher Building Ltd.		10,277	73,269
Sky City Entertainment Group Ltd.		12,302	31,709
Telecom Corp of New Zealand Ltd.		37,806	58,116

			212,719

Norway—0.8%
Aker Solutions ASA		2,745	63,102
DnB NOR ASA		17,840	273,537
Norsk Hydro ASA		16,520	135,431
Orkla ASA		14,553	140,971
Renewable Energy Corp. ASA	*	10,183	35,771
Statoil ASA		20,231	560,316
Telenor ASA		14,934	245,787
Yara International ASA		3,544	179,524

			1,634,439

Portugal—0.3%
Banco Comercial Portugues SA (Registered)	†	53,876	43,876
Banco Espirito Santo SA (Registered)	†	9,862	40,286
Brisa Auto-Estradas de Portugal SA		3,084	20,823
Cimpor Cimentos de Portugal SGPS SA		4,428	32,008
EDP - Energias de Portugal SA		36,083	140,484
Galp Energia SGPS SA, Class B		3,992	85,314
Jeronimo Martins SGPS SA		4,265	68,488
Portugal Telecom SGPS SA (Registered)		10,443	120,735

			552,014

Singapore—1.6%
Ascendas Real Estate Investment
Trust REIT	‡	28,786	46,359
CapitaLand Ltd.		46,500	121,730
CapitaMall Trust REIT		41,000	61,110
CapitaMalls Asia Ltd.		23,000	32,473
City Developments Ltd.		10,000	91,365
ComfortDelGro Corp. Ltd.		37,000	45,743
Cosco Corp. Singapore Ltd.		18,000	29,228
DBS Group Holdings Ltd.		31,500	365,712
Fraser and Neave Ltd.		18,000	85,830
Genting Singapore plc	*	114,000	185,352
Global Logistic Properties Ltd.	*	23,000	34,129
Golden Agri-Resources Ltd.		119,320	65,249
Hutchison Port Holdings Trust	*	96,000	95,040
Jardine Cycle & Carriage Ltd.		2,000	58,030
Keppel Corp. Ltd.		24,000	234,126
Keppel Land Ltd.		12,000	42,709
Neptune Orient Lines Ltd.	*	17,000	26,132
Olam International Ltd.		23,600	52,401
Oversea-Chinese Banking Corp. Ltd.		45,600	346,556
SembCorp Industries Ltd.		18,340	75,835
SembCorp Marine Ltd.		14,000	64,904

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Singapore Airlines Ltd.		9,400	$101,955
Singapore Exchange Ltd.		15,000	93,364
Singapore Press Holdings Ltd.		27,500	85,903
Singapore Technologies Engineering Ltd.		31,000	80,130
Singapore Telecommunications Ltd.		144,159	345,171
StarHub Ltd.		8,730	18,694
United Overseas Bank Ltd.		23,000	342,920
UOL Group Ltd.		8,000	30,113
Wilmar International Ltd.		36,000	155,696

			3,413,959

Spain—3.5%
Abertis Infraestructuras SA		5,451	118,271
Acciona SA		445	48,339
Acerinox SA		1,819	35,895
ACS Actividades de Construcciony Servicios SA		2,634	123,518
Amadeus IT Holding SA, Class A	*	3,873	73,929
Banco Bilbao Vizcaya Argentaria SA	†	78,757	955,531
Banco de Sabadell SA		19,878	86,995
Banco de Valencia SA	*†	3,297	14,765
Banco Popular Espanol SA		15,615	91,698
Banco Santander SA		152,594	1,779,858
Bankinter SA	†	5,397	37,001
Criteria Caixacorp SA		15,719	110,854
EDP Renovaveis SA	*	3,747	26,893
Enagas SA		3,155	71,214
Ferrovial SA		7,882	98,812
Fomento de Construcciones y Contratas SA	†	1,109	36,672
Gas Natural SDG SA		5,622	105,569
Gestevision Telecinco SA	*	3,468	39,665
Grifols SA	†	2,792	48,658
Iberdrola Renovables SA	†	15,852	68,399
Iberdrola SA		69,389	603,389
Inditex SA		4,047	324,733
Indra Sistemas SA	†	1,576	31,609
Mapfre SA		13,081	49,276
Red Electrica Corp. SA		1,889	107,508
Repsol YPF SA		13,579	465,410
Telefonica SA		75,540	1,894,898
Zardoya Otis SA		2,695	44,764

			7,494,123

Sweden—3.2%
Alfa Laval AB		5,944	129,112
Assa Abloy AB, Class B		5,854	168,227
Atlas Copco AB, Class A		12,472	331,214
Atlas Copco AB, Class B		7,327	176,974
Boliden AB		5,215	112,198
Electrolux AB, Series B	†	4,438	114,318
Getinge AB, Class B		3,677	90,649
Hennes & Mauritz AB, Class B		18,866	626,308
Hexagon AB, Class B		4,884	116,539
Holmen AB, Class B	†	1,079	37,272
Husqvarna AB, Class B		7,817	67,000
Industrivarden AB, Class C		1,904	33,811
Investor AB, Class B		8,353	202,625
Kinnevik Investment AB, Class B		4,060	94,585
Modern Times Group AB, Class B		977	74,140
Nordea Bank AB	†	49,335	539,756

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Ratos AB, Class B	†	1,948	$76,952
Sandvik AB		18,697	352,859
Scania AB, Class B		5,968	138,345
Securitas AB, Class B		5,360	63,773
Skandinaviska Enskilda Banken AB, Class A	†	25,092	223,645
Skanska AB, Class B	†	7,363	155,014
SKF AB, Class B		7,152	207,995
SSAB AB, Class A	*†	3,099	48,995
Svenska Cellulosa AB, Class B		10,399	167,343
Svenska Handelsbanken AB, Class A	†	9,095	298,309
Swedbank AB, Class A	†	13,367	228,564
Swedish Match AB		4,238	140,701
Tele2 AB, Class B		5,766	133,167
Telefonaktiebolaget LM Ericsson, Class B		55,600	715,341
TeliaSonera AB		40,804	352,652
Volvo AB, Class B	*	25,507	448,365

			6,666,748

Switzerland—8.2%
ABB Ltd. (Registered)	*	40,391	969,908
Actelion Ltd. (Registered)	*	1,903	109,426
Adecco SA (Registered)		2,316	152,035
Aryzta AG		1,539	78,617
Baloise Holding AG (Registered)		934	92,404
Compagnie Financiere Richemont SA (A Bearer Shares)		9,473	546,213
Credit Suisse Group AG (Registered)		20,765	880,856
GAM Holding AG	*	3,736	70,886
Geberit AG (Registered)		710	154,439
Givaudan SA (Registered)	*	147	147,825
Holcim Ltd. (Registered)		4,553	342,200
Julius Baer Group Ltd.		3,656	158,281
Kuehne + Nagel International AG (Registered)		1,003	140,218
Lindt & Spruengli AG (Participation Certificates)		17	49,050
Lindt & Spruengli AG (Registered)	†	2	64,942
Logitech International SA (Registered)	*†	3,549	63,951
Lonza Group AG (Registered)		854	71,500
Nestle SA (Registered)		63,654	3,645,155
Novartis AG (Registered)		38,790	2,100,517
Pargesa Holding SA (Bearer)		467	44,688
Roche Holding AG (Genusschein)		12,918	1,844,243
Schindler Holding AG (Participation Certificates)		842	101,186
Schindler Holding AG (Registered)		416	50,234
SGS SA (Registered)		102	181,386
Sika AG		39	93,722
Sonova Holding AG (Registered)		846	75,194
STMicroelectronics NV		11,906	147,683
Straumann Holding AG (Registered)	†	152	39,003
Swatch Group AG (The) (Bearer)		565	249,311
Swatch Group AG (The) (Registered)		843	66,855
Swiss Life Holding AG (Registered)	*	529	87,269

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
Swiss Reinsurance Co. Ltd. (Registered)		6,402	$364,833
Swisscom AG (Registered)		416	185,565
Syngenta AG (Registered)		1,715	557,934
Transocean Ltd.	*	5,812	453,908
UBS AG (Registered)	*	67,014	1,205,587
Wolseley plc	*	5,343	179,867
Xstrata plc		37,914	884,593
Zurich Financial Services AG (Registered)		2,688	751,396
			17,402,880
United Kingdom—18.1%
3i Group plc		18,002	86,300
Admiral Group plc		3,873	96,485
Aggreko plc		4,795	121,101
AMEC plc		6,200	118,577
Anglo American plc		24,285	1,247,889
Antofagasta plc		7,392	161,138
ARM Holdings plc		24,195	224,513
Associated British Foods plc		6,436	102,412
AstraZeneca plc (London Exchange)		25,976	1,193,406
Autonomy Corp. plc	*	3,861	98,388
Aviva plc		52,084	361,423
Babcock International Group plc		6,821	67,887
BAE Systems plc		62,132	323,807
Balfour Beatty plc		12,983	71,512
Barclays plc		210,894	946,905
BG Group plc		62,246	1,545,287
BHP Billiton plc		40,396	1,599,328
BP plc		345,355	2,537,353
British American Tobacco plc		36,741	1,473,227
British Land Co. plc REIT		16,013	141,922
British Sky Broadcasting Group plc		20,764	275,042
BT Group plc		140,863	418,561
Bunzl plc		6,330	75,561
Burberry Group plc		8,125	153,034
Cable & Wireless Worldwide plc		45,569	38,323
Cairn Energy plc	*	25,400	188,199
Capita Group plc (The)		10,792	128,632
Capital Shopping Centres Group plc REIT		9,366	57,536
Carnival plc		3,197	125,760
Centrica plc		95,276	496,846
Cobham plc		19,426	71,770
Compass Group plc		34,973	314,367
Diageo plc		46,180	877,803
Eurasian Natural Resources Corp. plc		4,297	64,493
Firstgroup plc		8,231	43,037
G4S plc		26,041	106,565
GlaxoSmithKline plc		95,482	1,819,378
Hammerson plc REIT		13,557	97,197
Home Retail Group plc		15,769	48,825
HSBC Holdings plc (London Exchange)		323,489	3,341,354
ICAP plc		10,418	88,167
Imperial Tobacco Group plc		18,805	580,254
Inmarsat plc		7,983	77,242
Intercontinental Hotels Group plc		5,494	112,587
International Consolidated Airlines Group SA	*	10,357	37,715

Vantagepoint Overseas Equity Index Fund

		Shares	Value
COMMON STOCKS—(Continued)
International Consolidated Airlines Group SA	*	10,150	$37,357
International Power plc		28,027	138,440
Intertek Group plc		3,046	99,414
Invensys plc		15,349	84,960
Investec plc		8,651	66,175
ITV plc	*	71,294	88,376
J. Sainsbury plc		21,858	117,422
Johnson Matthey plc		3,984	118,775
Kazakhmys plc		3,673	82,028
Kingfisher plc		43,308	170,615
Land Securities Group plc REIT		14,369	168,884
Legal & General Group plc		109,976	203,029
Lloyds Banking Group plc	*	753,005	699,695
London Stock Exchange Group plc		2,311	30,868
Lonmin plc		3,101	84,652
Man Group plc		31,778	125,218
Marks & Spencer Group plc		28,835	155,652
National Grid plc		64,564	614,207
Next plc		3,435	108,993
Old Mutual plc		99,250	216,225
Pearson plc		15,141	267,485
Petrofac Ltd.		4,520	108,011
Prudential plc		46,972	531,943
Randgold Resources Ltd.	*	1,649	133,247
Reckitt Benckiser Group plc		11,380	584,141
Reed Elsevier plc		22,119	191,464
Rexam plc		15,419	89,899
Rio Tinto plc		26,655	1,884,463
Rolls-Royce Group plc	*	33,691	334,066
Royal Bank of Scotland Group plc	*	311,005	204,036
RSA Insurance Group plc		63,018	132,775
SABMiller plc		17,546	620,934
Sage Group plc (The)		23,751	105,951
Schroders plc		1,968	54,826
Scottish & Southern Energy plc		16,772	339,336
Segro plc REIT		12,863	66,321
Serco Group plc		9,142	81,831
Severn Trent plc		4,129	96,717
Smith & Nephew plc		15,739	177,349
Smiths Group plc		7,181	149,237
Standard Chartered plc (London Exchange)		42,931	1,113,583
Standard Life plc		40,542	134,330
Subsea 7 SA		5,160	130,239
Tesco plc		147,837	903,086
Thomas Cook Group plc		14,091	38,498
TUI Travel plc		9,107	33,125
Tullow Oil plc		16,087	373,294
Unilever plc		23,676	721,283
United Utilities Group plc		12,299	116,628
Vedanta Resources plc		2,170	82,707
Vodafone Group plc		958,473	2,731,467
Weir Group plc (The)		4,025	111,673
Whitbread plc		3,280	86,748
Wm Morrison Supermarkets plc		38,357	169,656
			38,468,442
United States—0.1%
Sims Metal Management Ltd.	†	2,945	53,186

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

			Shares	Value
COMMON STOCKS—(Continued)
Synthes, Inc.			1,090	$147,216

				200,402

TOTAL COMMON STOCKS (Cost $206,547,711)				207,675,818

PREFERRED STOCKS—0.4%
Germany—0.4%
Bayerische Motoren Werke AG			922	52,149
Henkel AG & Co. KGaA			3,261	201,844
Porsche Automobil Holding SE			1,658	107,961
ProSiebenSat.1 Media AG			1,238	36,151
RWE AG			720	43,627
Volkswagen AG			3,142	507,820

TOTAL PREFERRED STOCKS (Cost $682,421)				949,552

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%

U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.073%	06/16/2011
(Cost $259,961)		‡‡	$260,000	259,964

			Shares	Value
RIGHTS—0.0%
Australia—0.0%
Origin Energy Ltd., Expires 04/27/2011		*‡	3,280	6,786

Germany—0.0%
Porsche Automobil Holding SE, Expires 04/12/2011		*	1,658	14,373

TOTAL RIGHTS (Cost $24,437)				21,159

MONEY MARKET FUNDS—9.3%
Institutional Money Market Funds—9.3%
Dreyfus Institutional Cash Advantage Fund, 0.16%		††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%			¥1,654,845	1,654,845
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.25%		††¥	3,091,614	3,091,614
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.22%		††¥	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.16%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.19%		††¥	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.18%		††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS

Vantagepoint Overseas Equity Index Fund

MONEY MARKET FUNDS—(Continued)
(Cost $19,746,459)	$19,746,459

TOTAL INVESTMENTS—107.7% (Cost $227,260,989)	228,652,952
Other assets less liabilities—(7.7%)	(16,423,956)

NET ASSETS—100.0%	$212,228,996

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

‡	Security valued at fair value as determined by policies approved by the Board of Directors.
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at March 31, 2011.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund

Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	12.6%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	6.6%
Metals & Mining	6.5%
Insurance	4.5%
Chemicals	3.5%
Diversified Telecommunication Services	3.5%
Food Products	3.4%
Machinery	3.0%
Automobiles	3.0%
Electric Utilities	2.6%
Food & Staples Retailing	2.2%
Capital Markets	2.2%
Wireless Telecommunication Services	2.1%
Industrial Conglomerates	1.9%
Beverages	1.9%
Real Estate Management & Development	1.7%
Electrical Equipment	1.6%
Multi-Utilities	1.5%
Media	1.5%
Diversified Financial Services	1.3%
Real Estate Investment Trusts (REITs)	1.3%
Tobacco	1.2%
Trading Companies & Distributors	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	1.0%
Hotels, Restaurants & Leisure	0.9%
Software	0.9%
Road & Rail	0.8%
Construction & Engineering	0.8%
Household Durables	0.8%
Specialty Retail	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Auto Components	0.7%
Communications Equipment	0.7%
Health Care Equipment & Supplies	0.6%
Aerospace & Defense	0.6%
Building Products	0.6%
Office Electronics	0.6%
Construction Materials	0.6%
Personal Products	0.5%
Professional Services	0.5%
Commercial Services & Supplies	0.5%
Marine	0.4%
Gas Utilities	0.4%

Transportation Infrastructure	0.4%
Household Products	0.4%
Computers & Peripherals	0.4%
Multiline Retail	0.3%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
Health Care Providers & Services	0.3%
IT Services	0.3%
Distributors	0.2%
Independent Power Producers & Energy Traders	0.2%
Biotechnology	0.2%
Airlines	0.2%
Leisure Equipment & Products	0.2%
Internet & Catalog Retail	0.1%
Containers & Packaging	0.1%
Internet Software & Services	0.1%
Life Sciences Tools & Services	0.1%

Vantagepoint Overseas Equity Index Fund

Water Utilities	0.0%
Consumer Finance	0.0%
Diversified Consumer Services	0.0%

97.9%

PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

0.4%

RIGHTS
Automobiles	0.0%
Oil, Gas & Consumable Fuels	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	98.3%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	9.3%

TOTAL INVESTMENTS	107.7%
Other assets less liabilities	(7.7)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	3,056,574	$30,688,004
Vantagepoint Diversifying Strategies Fund	6,645,812	68,318,944
Vantagepoint Equity Income Fund	3,720,326	34,524,628
Vantagepoint Growth & Income Fund	3,385,341	34,632,038
Vantagepoint Inflation Protected Securities Fund	4,612,356	51,243,277
Vantagepoint International Fund	1,786,128	17,271,854
Vantagepoint Low Duration Bond Fund	10,522,743	105,648,342

		342,327,087

TOTAL INVESTMENTS—100.0% (Cost $322,291,785)		342,327,087
Other assets less liabilities—(0.0%)		(64,988)

NET ASSETS—100.0%		$342,262,099

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	1,503,532	$17,997,281
Vantagepoint Core Bond Index Fund Class I	7,058,400	70,866,335
Vantagepoint Diversifying Strategies Fund	10,930,677	112,367,357
Vantagepoint Equity Income Fund	7,077,399	65,678,260
Vantagepoint Growth & Income Fund	5,255,050	53,759,163
Vantagepoint Growth Fund	3,925,847	35,882,243
Vantagepoint Inflation Protected Securities Fund	5,344,092	59,372,864
Vantagepoint International Fund	4,915,953	47,537,268
Vantagepoint Low Duration Bond Fund	11,166,354	112,110,192
Vantagepoint Select Value Fund	1,698,366	18,206,488

		593,777,451

TOTAL INVESTMENTS—100.0% (Cost $557,401,902)		593,777,451
Other assets less liabilities—(0.0%)		(87,339)

NET ASSETS—100.0%		$593,690,112

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	7,003,095	$83,827,043
Vantagepoint Core Bond Index Fund Class I	19,285,852	193,629,952
Vantagepoint Discovery Fund	4,629,778	46,297,777
Vantagepoint Diversifying Strategies Fund	21,803,890	224,143,988
Vantagepoint Equity Income Fund	19,605,325	181,937,413
Vantagepoint Growth & Income Fund	17,784,562	181,936,069
Vantagepoint Growth Fund	16,561,015	151,367,679
Vantagepoint Inflation Protected Securities Fund	5,388,598	59,867,321
Vantagepoint International Fund	18,669,652	180,535,531
Vantagepoint Low Duration Bond Fund	11,849,795	118,971,942
Vantagepoint Select Value Fund	7,908,252	84,776,461

		1,507,291,176

TOTAL INVESTMENTS—100.0% (Cost $1,396,045,753)		1,507,291,176
Other assets less liabilities—(0.0%)		(164,307)

NET ASSETS—100.0%		$1,507,126,869

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	13,564,636	$162,368,690
Vantagepoint Core Bond Index Fund Class I	23,987,544	240,834,940
Vantagepoint Discovery Fund	8,716,148	87,161,477
Vantagepoint Diversifying Strategies Fund	21,756,796	223,659,861
Vantagepoint Equity Income Fund	26,628,370	247,111,273
Vantagepoint Growth & Income Fund	24,110,228	246,647,630
Vantagepoint Growth Fund	23,821,543	217,728,902
Vantagepoint International Fund	31,146,363	301,185,330
Vantagepoint Select Value Fund	15,338,128	164,424,731

		1,891,122,834

TOTAL INVESTMENTS—100.0% (Cost $1,737,103,147)		1,891,122,834
Other assets less liabilities—(0.0%)		(184,500)

NET ASSETS—100.0%		$1,890,938,334

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Aggressive Opportunities Fund	5,962,590	$71,372,204
Vantagepoint Discovery Fund	6,843,603	68,436,029
Vantagepoint Equity Income Fund	14,484,364	134,414,897
Vantagepoint Growth & Income Fund	12,438,275	127,243,557
Vantagepoint Growth Fund	13,947,566	127,480,752
Vantagepoint International Fund	15,441,336	149,317,716
Vantagepoint Select Value Fund	6,713,521	71,968,943

		750,234,098

TOTAL INVESTMENTS—100.0% (Cost $711,036,705)		750,234,098
Other assets less liabilities—(0.0%)		(86,928)

NET ASSETS—100.0%		$750,147,170

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone Retirement Income Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	2,055,225	$20,634,461
Vantagepoint Diversifying Strategies Fund	4,461,825	45,867,565
Vantagepoint Equity Income Fund	2,471,789	22,938,203
Vantagepoint Growth & Income Fund	2,247,202	22,988,874
Vantagepoint Inflation Protected Securities Fund	3,101,387	34,456,408
Vantagepoint International Fund	1,190,176	11,509,004
Vantagepoint Low Duration Bond Fund	7,074,127	71,024,238

		229,418,753

TOTAL INVESTMENTS—100.0% (Cost $219,765,555)		229,418,753
Other assets less liabilities—(0.0%)		(49,846)

NET ASSETS—100.0%		$229,368,907

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2010 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	1,488,764	$14,947,195
Vantagepoint Diversifying Strategies Fund	3,981,980	40,934,756
Vantagepoint Equity Income Fund	4,680,715	43,437,037
Vantagepoint Growth & Income Fund	2,509,590	25,673,109
Vantagepoint Growth Fund	1,869,788	17,089,862
Vantagepoint Inflation Protected Securities Fund	3,138,551	34,869,306
Vantagepoint International Fund	2,263,401	21,887,092
Vantagepoint Low Duration Bond Fund	3,377,693	33,912,036

		232,750,393

TOTAL INVESTMENTS—100.0% (Cost $216,173,881)		232,750,393
Other assets less liabilities—(0.0%)		(50,759)

NET ASSETS—100.0%		$232,699,634

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2015 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	4,040,892	$40,570,556
Vantagepoint Diversifying Strategies Fund	6,229,536	64,039,628
Vantagepoint Equity Income Fund	8,050,899	74,712,345
Vantagepoint Growth & Income Fund	4,236,492	43,339,314
Vantagepoint Growth Fund	3,236,543	29,582,006
Vantagepoint Inflation Protected Securities Fund	2,906,807	32,294,624
Vantagepoint International Fund	4,443,586	42,969,474
Vantagepoint Low Duration Bond Fund	4,014,944	40,310,037
Vantagepoint Mid/Small Company Index Fund Class I	1,448,504	24,074,144

		391,892,128

TOTAL INVESTMENTS—100.0% (Cost $366,322,467)		391,892,128
Other assets less liabilities—(0.0%)		(58,521)

NET ASSETS—100.0%		$391,833,607

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2020 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	5,424,270	$54,459,670
Vantagepoint Diversifying Strategies Fund	5,510,969	56,652,758
Vantagepoint Equity Income Fund	8,674,329	80,497,772
Vantagepoint Growth & Income Fund	4,290,683	43,893,689
Vantagepoint Growth Fund	3,465,111	31,671,111
Vantagepoint Inflation Protected Securities Fund	253,058	2,811,476
Vantagepoint International Fund	4,933,171	47,703,764
Vantagepoint Low Duration Bond Fund	2,417,583	24,272,529
Vantagepoint Mid/Small Company Index Fund Class I	2,056,869	34,185,155

		376,147,924

TOTAL INVESTMENTS—100.0% (Cost $348,722,601)		376,147,924
Other assets less liabilities—(0.0%)		(56,831)

NET ASSETS—100.0%		$376,091,093

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2025 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	3,839,601	$38,549,590
Vantagepoint Diversifying Strategies Fund	3,609,511	37,105,771
Vantagepoint Equity Income Fund	7,240,128	67,188,390
Vantagepoint Growth & Income Fund	3,726,440	38,121,482
Vantagepoint Growth Fund	2,998,755	27,408,620
Vantagepoint International Fund	4,348,056	42,045,702
Vantagepoint Low Duration Bond Fund	739,681	7,426,393
Vantagepoint Mid/Small Company Index Fund Class I	2,036,187	33,841,429

		291,687,377

TOTAL INVESTMENTS—100.0% (Cost $267,340,952)		291,687,377
Other assets less liabilities—(0.0%)		(51,318)

NET ASSETS—100.0%		$291,636,059

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2030 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	1,989,890	$19,978,500
Vantagepoint Diversifying Strategies Fund	2,294,602	23,588,508
Vantagepoint Equity Income Fund	6,082,524	56,445,820
Vantagepoint Growth & Income Fund	3,198,775	32,723,464
Vantagepoint Growth Fund	2,667,493	24,380,884
Vantagepoint International Fund	3,844,545	37,176,748
Vantagepoint Low Duration Bond Fund	277,355	2,784,644
Vantagepoint Mid/Small Company Index Fund Class I	2,037,671	33,866,086

		230,944,654

TOTAL INVESTMENTS—100.0% (Cost $207,101,779)		230,944,654
Other assets less liabilities—(0.0%)		(47,429)

NET ASSETS—100.0%		$230,897,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2035 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	768,005	$7,710,766
Vantagepoint Diversifying Strategies Fund	774,654	7,963,447
Vantagepoint Equity Income Fund	4,041,446	37,504,618
Vantagepoint Growth & Income Fund	2,130,226	21,792,210
Vantagepoint Growth Fund	1,887,825	17,254,717
Vantagepoint International Fund	2,671,744	25,835,768
Vantagepoint Low Duration Bond Fund	15,867	159,306
Vantagepoint Mid/Small Company Index Fund Class I	1,627,055	27,041,649

		145,262,481

TOTAL INVESTMENTS—100.0% (Cost $127,254,987)		145,262,481
Other assets less liabilities—(0.0%)		(42,948)

NET ASSETS—100.0%		$145,219,533

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2040 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%

Vantagepoint Core Bond Index Fund Class I	702,757	$7,055,681
Vantagepoint Diversifying Strategies Fund	68,602	705,229
Vantagepoint Equity Income Fund	4,156,471	38,572,055
Vantagepoint Growth & Income Fund	2,199,834	22,504,297
Vantagepoint Growth Fund	1,946,481	17,790,835
Vantagepoint International Fund	2,769,805	26,784,019
Vantagepoint Mid/Small Company Index Fund Class I	1,713,382	28,476,412

		141,888,528

TOTAL INVESTMENTS—100.0% (Cost $114,463,105)		141,888,528
Other assets less liabilities—(0.0%)		(43,525)

NET ASSETS—100.0%		$141,845,003

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Vantagepoint Milestone 2045 Fund

	Shares	Value
AFFILIATED MUTUAL FUNDS—100.2%

Vantagepoint Core Bond Index Fund Class I	135,179	$1,357,202
Vantagepoint Equity Income Fund	800,451	7,428,189
Vantagepoint Growth & Income Fund	424,241	4,339,989
Vantagepoint Growth Fund	374,270	3,420,825
Vantagepoint International Fund	532,864	5,152,795
Vantagepoint Mid/Small Company Index Fund Class I	329,130	5,470,136

		27,169,136

TOTAL INVESTMENTS—100.2% (Cost $23,280,794)		27,169,136
Other assets less liabilities—(0.2%)		(41,530)

NET ASSETS—100.0%		$27,127,606

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS

(Unaudited)

Fair Value Measurements

The Company adopted FASB ASC, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2011, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$320,817,214	$—	$320,817,214
Mortgage-Related Securities	—	27,429,576	—	27,429,576
U.S. Treasury Obligations	—	61,244,290	—	61,244,290
Government Related Obligations	—	47,449,359	—	47,449,359
Asset-Backed Securities	—	83,888,576	—	83,888,576
Money Market Funds	46,779,824	—	—	46,779,824

Total Investments in Securities	$46,779,824	$540,829,015	$—	$587,608,839

Derivative Instruments:

Liabilities:
Futures	(8,268)	—	—	(8,268)
Forward Currency Contracts	—	(97,306)	—	(97,306)

Total Liabilities	(8,268)	(97,306)	—	(105,574)

Total Derivative Instruments	$(8,268)	$(97,306)	$—	$(105,574)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$33,960,047	$—	$33,960,047
U.S. Treasury Obligations	—	415,705,279	—	415,705,279
Government Related Obligations	—	9,007,342	—	9,007,342
Asset-Backed Securities	—	4,487,501	—	4,487,501
Certificates of Deposit	—	2,902,269	—	2,902,269
Money Market Funds	91,070,657	—	—	91,070,657

Total Investments in Securities	$91,070,657	$466,062,438	$—	$557,133,095

Derivative Instruments:
Assets:
Futures	31,579	—	—	31,579
Purchased Options	262,889	23,445	—	286,334
Swap Agreements	—	200,855	—	200,855

Total Assets	$294,468	$224,300	$—	$518,768

Liabilities:
Futures	(83,928)	—	—	(83,928)
Written Options	(148,594)	(451,984)	—	(600,578)

Total Liabilities	(232,522)	(451,984)	—	(684,506)

Total Derivative Instruments	$61,946	$(227,684)	$—	$(165,738)

Equity Income Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,867,728,722	$4,701,864	$—	$1,872,430,586
Convertible Preferred Stocks	—	3,962,040	—	3,962,040
Money Market Funds	237,259,902	—	—	237,259,902

Total Investments in Securities	$2,104,988,624	$8,663,904	$—	$2,113,652,528

Growth & Income Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,223,423,983	$3,346,579	$—	$1,226,770,562
Money Market Funds	104,727,143	—	—	104,727,143

Total Investments in Securities	$1,328,151,126	$3,346,579	$—	$1,331,497,705

Growth Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,940,908,612	$—	$—	$1,940,908,612
Money Market Funds	145,178,986	—	—	145,178,986

Total Investments in Securities	$2,086,087,598	$—	$—	$2,086,087,598

Select Value Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$341,011,644	$—	$—	$341,011,644
Money Market Funds	63,507,611	—	—	63,507,611

Total Investments in Securities	$404,519,255	$—	$—	$404,519,255

Aggressive Opportunities Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,127,707,213	$27,109,061	$—	$1,154,816,274
Money Market Funds	171,544,672	—	—	171,544,672

Total Investments in Securities	$1,299,251,885	$27,109,061	$—	$1,326,360,946

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$102,176,710	$3,162,414	$—	$105,339,124
Convertible Preferred Stocks	—	1,371,058	—	1,371,058
Corporate Obligations	—	57,812,487	—	57,812,487
Mortgage-Related Securities	—	9,725,791	—	9,725,791
Convertible Debt Obligations	—	136,900	—	136,900
U.S. Treasury Obligations	—	17,567,120	—	17,567,120
Government Related Obligations	—	16,052,134	—	16,052,134
Asset-Backed Securities	—	5,828,534	—	5,828,534
Warrants	72,805	19,527	—	92,332
Commercial Paper	—	999,970	—	999,970
Money Market Funds	35,286,761	—	—	35,286,761

Total Investments in Securities	$137,536,276	$112,675,935	$—	$250,212,211

Derivative Instruments:
Assets:
Futures	4,977,991	—	—	4,977,991

Total Assets	$4,977,991	$—	$—	$4,977,991

Liabilities:
Forward Currency Contracts	—	(8,614)	—	(8,614)

Total Liabilities	—	(8,614)	—	(8,614)

Total Derivative Instruments	$4,977,991	$(8,614)	$—	$4,969,377

International Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$96,477,811	$1,119,578,290	$—	$1,216,056,101
Money Market Funds	100,517,697	—	—	100,517,697

Total Investments in Securities	$196,995,508	$1,119,578,290	$—	$1,316,573,798

Derivative Instruments:

Liabilities:
Forward Currency Contracts	—	(286,771)	—	(286,771)

Total Liabilities	—	(286,771)	—	(286,771)

Total Derivative Instruments	$—	$(286,771)	$—	$(286,771)

Diversifying Strategies Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$5,807,631	$12,512,311	$—	$18,319,942
Convertible Preferred Stocks	3,070,200	12,117,740	—	15,187,940
Corporate Obligations	—	304,361,364	—	304,361,364
Mortgage-Related Securities	—	33,707,553	—	33,707,553
Convertible Debt Obligations	3,001,119	180,461,509	—	183,462,628
U.S. Treasury Obligations	—	104,493,400	—	104,493,400
Government Related Obligations	—	107,707,716	—	107,707,716
Asset-Backed Securities	—	54,799,071	—	54,799,071
Certificates of Deposit	—	23,067,287	—	23,067,287
Commercial Paper	—	5,284,832	—	5,284,832
Money Market Funds	47,085,375	—	—	47,085,375

Total Investments in Securities	$58,964,325	$838,512,783	$—	$897,477,108

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund (continued)

Derivative Instruments:
Assets:
Futures	5,566,071	—	—	5,566,071
Forward Currency Contracts	—	4,389,405	—	4,389,405
Purchased Options	6,625,475	—	—	6,625,475
Swap Agreements	—	292,863	—	292,863

Total Assets	$12,191,546	$4,682,268	$—	$16,873,814

Liabilities:
Futures	(7,266,039)	—	—	(7,266,039)
Written Options	(280,826)	—	—	(280,826)
Swap Agreements	—	(618,858)	—	(618,858)
Forward Currency Contracts	—	(5,210,076)	—	(5,210,076)

Total Liabilities	(7,546,865)	(5,828,934)	—	(13,375,799)

Total Derivative Instruments	$4,644,681	$(1,146,666)	$—	$3,498,015

Core Bond Index Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$217,589,126	$—	$217,589,126
Mortgage-Related Securities	—	395,276,085	—	395,276,085
U.S. Treasury Obligations	—	363,266,473	—	363,266,473
Government Related Obligations	—	132,430,669	—	132,430,669
Asset-Backed Securities	—	2,663,273	—	2,663,273
Certificates of Deposit	—	515,240	—	515,240
Money Market Funds	104,305,507	—	—	104,305,507

Total Investments in Securities	$104,305,507	$1,111,740,866	$—	$1,216,046,373

500 Stock Index Fund
Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$394,882,638	$—	$—	$394,882,638
U.S. Treasury Obligations	—	879,879	—	879,879
Money Market Funds	27,907,562	—	—	27,907,562

Total Investments in Securities	$422,790,200	$879,879	$—	$423,670,079

Derivative Instruments:
Assets:
Futures	110,627	—	—	110,627

Total Assets	$110,627	$—	$—	$110,627

Total Derivative Instruments	$110,627	$—	$—	$110,627

Broad Market Index Fund
Investment Type	Level 1	Level 2	Level 3*	Total
Investments in Securities:
Common Stocks	$547,690,054	$—	$—	$547,690,054
Corporate Obligations	—	4	—	4
Convertible Debt Obligations	—	—	—	—
U.S. Treasury Obligations	—	239,967	—	239,967
Rights	—	645	—	645
Warrants	—	—	—	—
Money Market Funds	49,572,023	—	—	49,572,023

Total Investments in Securities	$597,262,077	$240,616	$—	$597,502,693

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	43,198	—	—	43,198

Total Assets	$43,198	$—	$—	$43,198

Total Derivative Instruments	$43,198	$—	$—	$43,198

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3*	Total
Investments in Securities:
Common Stocks	$441,274,835	$—	$—	$441,274,835
Corporate Obligations	—	26	—	26
Convertible Debt Obligations	—	—	—	—
U.S. Treasury Obligations	—	284,961	—	284,961
Rights	—	2,073	—	2,073
Warrants	—	—	—	—
Money Market Funds	110,410,692	—	—	110,410,692

Total Investments in Securities	$551,685,527	$287,060	$—	$551,972,587

Derivative Instruments:
Assets:
Futures	141,481	—	—	141,481

Total Assets	$141,481	$—	$—	$141,481

Total Derivative Instruments	$141,481	$—	$—	$141,481

Overseas Equity Index Fund
Investment Type	Level 1	Level 2	Level 3*	Total
Investments in Securities:
Common Stocks	$164,041	$207,511,777	$—	$207,675,818
Preferred Stocks	—	949,552	—	949,552
U.S. Treasury Obligations	—	259,964	—	259,964
Rights	—	21,159	—	21,159
Money Market Funds	19,746,459	—	—	19,746,459

Total Investments in Securities	$19,910,500	$208,742,452	$—	$228,652,952

Derivative Instruments:
Assets:
Futures	89,377	—	—	89,377
Forward Currency Contracts	—	79,187	—	79,187

Total Assets	$89,377	$79,187	$—	$168,564

Liabilities:
Futures	(37,021)	—	—	(37,021)
Forward Currency Contracts	—	(29,758)	—	(29,758)

Total Liabilities	(37,021)	(29,758)	—	(66,779)

Total Derivative Instruments	$52,356	$49,429	$—	$101,785

*	All securities listed on the Schedule of Investments with a market value of zero are classified as Level 3.

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of March 31, 2011, the funds did not hold any significant investments in Level 3, and there were no significant transfers in and out of Levels 1, 2, or 3.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors (“Board”) of The Vantagepoint Funds (“Valuation Procedures”) and are generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, The Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	NOK	—	Norwegian Krona
CAD	—	Canadian Dollar	NZD	—	New Zealand Dollar
CHF	—	Swiss Franc	SEK	—	Swedish Krona
EUR	—	European Monetary Unit	USD	—	U.S. Dollar
GBP	—	British Pound

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the Fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MIL	—	Borsa Italiana Exchange
CME	—	Chicago Mercantile Exchange	MSE	—	Montreal Exchange
EOE	—	Dutch Options Exchange	NYF	—	New York Futures Exchange
EOP	—	Euronext Paris Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	SSE	—	Stockholm Stock Exchange
LIF	—	Liffe Exchange	TSE	—	Tokyo Stock Exchange
MFM	—	Meff Renta Variable Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about each type of derivative instrument held, or permitted to be held, by the funds during or as of the end of the reporting period.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Equity Income				*	*
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Upon entering into the future the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the Fund may lose substantially more than the amount invested and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

As of March 31, 2011, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
85	CBT	U.S. 5 Year Treasury Note	June 2011	$9,927,070	$(8,268)

Inflation Protected Securities Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
16	CBT	U.S. 5 Year Treasury Note	June 2011	$1,868,625	$(6,824)

Sold
14	CBT	U.S. 10 Year Treasury Note	June 2011	$1,666,438	$18,352
37	CBT	U.S. 2 Year Treasury Note	June 2011	8,070,625	13,227
63	CBT	U.S. 20 Year Treasury Bond	June 2011	7,571,812	(56,270)
28	CBT	U.S. 30 Year Treasury Bond	June 2011	3,459,750	(20,834)

					$(45,525)

					$(52,349)

Discovery Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
1,317	NYF	E-MINI Russell 2000 Index	June 2011	$110,851,890	$4,977,991

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
334	EOE	Amsterdam Index	April 2011	$34,468,968	$1,385,118
129	SFE	Australian Government 10 Year Bond	June 2011	13,851,062	(19,016)
122	EUX	DAX Index	June 2011	30,596,533	1,663,411
363	CME	E-MINI S&P 500 Index	June 2011	23,976,150	552,014
1	EUX	Euro Bund	June 2011	171,878	(176)
472	LIF	FTSE 100 Index	June 2011	44,556,398	1,678,578
9	MIL	FTSE/MIB Index	June 2011	1,361,766	32,790
53	HKG	Hang Seng Index	April 2011	8,011,101	141,819
9	MFM	IBEX 35 Index	April 2011	1,347,927	36,471
7	SFE	SPI 200 Index	June 2011	880,620	42,060
66	TSE	TOPIX Index	June 2011	6,871,363	(185,145)
4	CBT	U.S. 10 Year Treasury Note	June 2011	476,125	1,562
104	CBT	U.S. 2 Year Treasury Note	June 2011	22,685,000	32,248

					$5,361,734

Sold
483	SGX	10 Year Mini-JGB	June 2011	$81,043,893	$(478,202)
356	SFE	Australian Government 10 Year Bond	June 2011	38,224,636	(94,276)
227	EOP	CAC 40 Index	April 2011	12,839,222	(622,816)
38	MSE	Canadian Government 10 Year Bond	June 2011	4,703,455	(21,741)
165	CME	E-MINI S&P 500 Index	June 2011	10,898,250	(363,689)
65	MIL	FTSE/MIB Index	June 2011	9,834,978	(131,425)
79	HKG	Hang Seng Index	April 2011	11,941,075	(193,664)
96	MFM	IBEX 35 Index	April 2011	14,377,891	(411,445)
1332	SSE	OMX Stockholm 30 Index	April 2011	23,661,734	(1,743,150)
189	MSE	S&P/TSX 60 Index	June 2011	31,475,957	(944,892)
217	SFE	SPI 200 Index	June 2011	27,299,211	(1,660,888)
92	CBT	U.S. 5 Year Treasury Note	June 2011	10,744,594	(77,129)
155	LIF	UK Gilt Long Bond	June 2011	29,134,438	(318,385)

					$(7,061,702)

					$(1,699,968)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
189	CME	E-MINI S&P 500 Index	June 2011	$12,483,450	$110,627

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
7	NYF	E-MINI Russell 2000 Index	June 2011	$589,190	$15,882
40	CME	E-MINI S&P 500 Index	June 2011	2,642,000	27,316

					$43,198

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
31	NYF	E-MINI Russell 2000 Index	June 2011	$2,609,270	$76,793
26	CME	E-MINI S&P MidCap 400 Index	June 2011	2,566,200	64,688

					$141,481

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
30	EUX	DJ Euro STOXX 50 Index	June 2011	$1,209,155	$41,697
11	LIF	FTSE 100 Index	June 2011	1,038,391	35,649
2	SFE	SPI 200 Index	June 2011	251,605	12,031
9	TSE	TOPIX Index	June 2011	937,004	(37,021)

					$52,356

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage foreign currency risk	Obtain or adjust investment exposure to foreign currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of March 31, 2011, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2011	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	04/11/2011	$7,026,137	$7,123,443	$(97,306)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2011	Net Unrealized Depreciation
Sale	Citibank NA	EUR	USD	04/11/2011	$621,968	$630,582	$(8,614)

International Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2011	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	04/28/2011	$7,761,057	$8,047,828	$(286,771)

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Goldman Sachs International	USD	AUD	06/15/2011	$31,161,168	$31,910,917	$749,749
Purchase	Morgan Stanley Co., Inc.	USD	AUD	04/07/2011	34,197,339	35,465,171	1,267,832
Purchase	Goldman Sachs International	USD	CAD	06/15/2011	9,656,818	9,662,725	5,907
Purchase	Morgan Stanley Co., Inc.	USD	CAD	04/07/2011	8,911,195	8,973,142	61,947
Purchase	Goldman Sachs International	USD	CHF	06/15/2011	16,343,376	16,314,769	(28,607)
Purchase	Morgan Stanley Co., Inc.	USD	CHF	04/07/2011	11,272,213	11,105,184	(167,029)
Purchase	Goldman Sachs International	USD	EUR	06/15/2011	43,023,802	43,315,009	291,207
Purchase	Morgan Stanley Co., Inc.	USD	EUR	04/07/2011	23,254,249	23,666,071	411,822
Purchase	Goldman Sachs International	USD	GBP	06/15/2011	14,514,403	14,386,157	(128,246)
Purchase	Morgan Stanley Co., Inc.	USD	GBP	04/07/2011	21,354,129	21,014,365	(339,764)
Purchase	Goldman Sachs International	USD	JPY	06/15/2011	1,173,811	1,137,088	(36,723)
Purchase	Morgan Stanley Co., Inc.	USD	JPY	04/07/2011	18,728,207	18,273,931	(454,276)
Purchase	Goldman Sachs International	USD	NOK	06/15/2011	1,983,196	1,992,225	9,029
Purchase	Morgan Stanley Co., Inc.	USD	NOK	04/07/2011	27,614,403	27,842,569	228,166
Purchase	Goldman Sachs International	USD	NZD	06/15/2011	2,430,145	2,489,116	58,971
Purchase	Morgan Stanley Co., Inc.	USD	NZD	04/07/2011	10,822,104	11,137,756	315,652
Purchase	Goldman Sachs International	USD	SEK	06/15/2011	23,310,859	23,452,218	141,359
Purchase	Morgan Stanley Co., Inc.	USD	SEK	04/07/2011	27,524,024	27,563,008	38,984

							$2,425,980

Sale	Morgan Stanley Co., Inc.	AUD	USD	04/07/2011	$26,175,058	$26,779,823	$(604,765)
Sale	Goldman Sachs International	AUD	USD	06/15/2011	12,918,708	13,350,161	(431,453)
Sale	Morgan Stanley Co., Inc.	CAD	USD	04/07/2011	26,512,115	26,610,009	(97,894)
Sale	Goldman Sachs International	CAD	USD	06/15/2011	7,846,556	7,966,881	(120,325)
Sale	Morgan Stanley Co., Inc.	CHF	USD	04/07/2011	28,017,434	28,089,582	(72,148)
Sale	Goldman Sachs International	CHF	USD	06/15/2011	6,438,962	6,360,012	78,950
Sale	Morgan Stanley Co., Inc.	EUR	USD	04/07/2011	26,122,542	26,358,618	(236,076)
Sale	Goldman Sachs International	EUR	USD	06/15/2011	4,168,361	4,227,202	(58,841)
Sale	Morgan Stanley Co., Inc.	GBP	USD	04/07/2011	21,801,480	21,816,440	(14,960)
Sale	Goldman Sachs International	GBP	USD	06/15/2011	22,105,022	22,013,590	91,432
Sale	Morgan Stanley Co., Inc.	JPY	USD	04/07/2011	18,596,457	18,273,931	322,526
Sale	Goldman Sachs International	JPY	USD	06/15/2011	11,034,480	10,749,378	285,102
Sale	Morgan Stanley Co., Inc.	NOK	USD	04/07/2011	12,728,805	12,836,509	(107,704)
Sale	Goldman Sachs International	NOK	USD	06/15/2011	26,860,370	27,103,737	(243,367)
Sale	Morgan Stanley Co., Inc.	NZD	USD	04/07/2011	27,982,290	29,217,538	(1,235,248)
Sale	Goldman Sachs International	NZD	USD	06/15/2011	22,246,590	23,067,546	(820,956)
Sale	Morgan Stanley Co., Inc.	SEK	USD	04/07/2011	10,327,296	10,296,526	30,770
Sale	Goldman Sachs International	SEK	USD	06/15/2011	6,853,928	6,865,622	(11,694)

							$(3,246,651)

							$(820,671)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at March 31, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	06/15/2011	$182,213	$186,216	$4,003
Purchase	Citibank NA	USD	EUR	06/15/2011	967,052	982,531	15,479
Purchase	Credit Suisse International	USD	EUR	06/15/2011	78,911	78,685	(226)
Purchase	JPMorgan Chase Bank NA	USD	EUR	06/15/2011	418,027	426,294	8,267
Purchase	UBS AG	USD	EUR	06/15/2011	81,069	83,072	2,003
Purchase	Citibank NA	USD	GBP	06/15/2011	187,699	187,987	288
Purchase	Credit Suisse International	USD	GBP	06/15/2011	93,925	91,990	(1,935)
Purchase	UBS AG	USD	GBP	06/15/2011	831,769	825,068	(6,701)
Purchase	Citibank NA	USD	JPY	06/15/2011	306,768	299,731	(7,037)
Purchase	UBS AG	USD	JPY	06/15/2011	1,950,329	1,939,237	(11,092)

							$3,049

Sale	Citibank NA	EUR	USD	06/15/2011	$913,164	$915,831	$(2,667)
Sale	Credit Suisse International	GBP	USD	06/15/2011	92,371	92,471	(100)
Sale	Citibank NA	GBP	USD	06/15/2011	292,263	290,006	2,257
Sale	Citibank NA	JPY	USD	06/15/2011	1,787,001	1,740,111	46,890

							$46,380

							$49,429

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*
Diversifying Strategies	*	*	*	*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended March 31, 2011 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	—	$—	—	$—	—	$—

Written	—	—	453	110,985	453	110,985
Closed	—	—	—	—	—	—
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2011	—	$—	453	$110,985	453	$110,985

Diversifying Strategies Fund
	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	470	$88,257	—	$—	470	$88,257

Written	910	134,774	—	—	910	134,774
Closed	(690)	(97,356)	—	—	(690)	(97,356)
Expired	—	—	—	—	—	—

Ending balance as of 03/31/2011	690	$125,675	—	$—	690	$125,675

As of March 31, 2011, the following funds had open written option contracts outstanding:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Put	U.S. 5 Year Treasury Note	150	115.50	5/20/2011	$(10,131)
Put	Euro-Dollars 1 Year Mid Curve	303	97.75	9/16/2011	$(27,478)

					$(37,609)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Call	Swiss Market Index	690	5,963.50	6/17/2011	$(155,152)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*		*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of March 31, 2011, the following funds had swaps outstanding:

Inflation Protected Securities Fund

Interest Rate Swaps

	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL	6,600,000	$200,855

Diversifying Strategies Fund

Total Return Swaps

Swap Counterparty	Notional Amount		Reference Security	Termination Date	Net Unrealized Appreciation/(Depreciation)
Morgan Stanley Capital Services	CAD	28,400,000	Canadian Government 10 Year Bond	05/27/2011	$181,614
Morgan Stanley Capital Services	GBP	(21,100,000)	UK Gilt Long Bond	05/27/2011	(460,334)
Morgan Stanley Capital Services	USD	1,100,000	U.S. 10 Year Treasury Note	05/31/2011	5,500
Morgan Stanley Capital Services	USD	42,300,000	U.S. 10 Year Treasury Note	05/31/2011	105,749
Morgan Stanley Capital Services	EUR	23,800,000	Euro Bund	06/07/2011	(158,524)

					$(325,995)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions which expire are treated as realized gains. Premiums received from writing swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing call swaptions tends to increase the fund’s exposure to the underlying swap. Purchasing put swaptions tends to decrease the fund’s exposure to the underlying swap. Premiums paid for purchasing

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. Premiums paid for purchasing swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap to determine the realized gain or loss.

Written swaption activity for the year-to-date period ended March 31, 2011 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/10	$3,600,000	$7,371	$34,200,000	$267,038	$37,800,000	$274,409

Written	10,600,000	38,136	10,600,000	53,599	21,200,000	91,735
Closed	—	—	(3,600,000)	(17,310)	(3,600,000)	(17,310)
Expired	(8,000,000)	(16,367)	(4,400,000)	(16,399)	(12,400,000)	(32,766)

Ending balance as of 03/31/11	$6,200,000	$29,140	$36,800,000	$286,928	$43,000,000	$316,068

As of March 31, 2011, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$15,800,000	2.25%	9/24/2012	$(93,299)
OTC	Citibank NA	Put—Interest Rate Swaption	6,900,000	3.00%	6/18/2012	(21,103)
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	6,200,000	3.20%	5/23/2011	15,074
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	6,200,000	3.90%	5/23/2011	3,701
OTC	Goldman Sachs	Put—Interest Rate Swaption	3,400,000	1.00%	11/19/2012	(25,002)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	3,000,000	3.00%	6/18/2012	(6,010)
OTC	Citibank NA	Put—Interest Rate Swaption	800,000	2.25%	9/24/2012	(5,695)
OTC	Barclays Bank plc	Put—Interest Rate Swaption	400,000	3.00%	6/18/2012	(1,323)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	300,000	2.25%	9/24/2012	(2,259)

						$(135,916)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of March 31, 2011, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$582,460,622	$8,898,999	$3,750,782	$5,148,217
Inflation Protected Securities	539,272,751	19,185,853	1,039,175	18,146,678
Equity Income	1,864,984,108	350,348,288	101,679,868	248,668,420
Growth & Income	1,091,838,271	254,801,491	15,142,057	239,659,434
Growth	1,776,033,282	328,441,547	18,387,231	310,054,316
Select Value	334,781,097	71,409,881	1,671,723	69,738,158
Aggressive Opportunities	1,121,463,557	241,832,030	36,934,641	204,897,389
Discovery	232,385,077	23,452,359	5,625,225	17,827,134
International	1,189,453,907	158,811,258	31,691,367	127,119,891
Diversifying Strategies	874,123,777	31,645,568	1,666,762	29,978,806
Core Bond Index	1,201,786,259	23,906,422	9,646,308	14,260,114
500 Stock Index	289,926,223	155,011,778	21,267,922	133,743,856
Broad Market Index	428,685,055	248,090,898	79,273,260	168,817,638
Mid/Small Company Index	453,511,741	126,930,697	28,469,851	98,460,846
Overseas Equity Index	228,344,860	35,211,816	34,903,724	308,092
Model Portfolio Savings Oriented	327,579,932	14,747,155	—	14,747,155
Model Portfolio Conservative Growth	566,201,235	28,488,300	912,084	27,576,216
Model Portfolio Traditional Growth	1,430,004,449	86,082,709	8,795,982	77,286,727
Model Portfolio Long-Term Growth	1,761,151,805	140,621,732	10,650,703	129,971,029
Model Portfolio All-Equity Growth	719,185,619	43,631,584	12,583,105	31,048,479
Milestone Retirement Income	225,223,429	4,234,771	39,447	4,195,324
Milestone 2010	222,421,197	10,329,196	—	10,329,196
Milestone 2015	373,868,244	18,023,884	—	18,023,884
Milestone 2020	353,904,916	22,243,008	—	22,243,008
Milestone 2025	270,619,379	21,067,998	—	21,067,998
Milestone 2030	209,716,559	21,228,095	—	21,228,095
Milestone 2035	129,308,177	15,966,019	11,715	15,954,304
Milestone 2040	120,636,625	21,279,578	27,675	21,251,903
Milestone 2045	23,286,173	3,897,632	14,669	3,882,963

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of March 31, 2011, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities.

The market value of the securities on loan and the value of the related collateral as of March 31, 2011, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$30,327,503	$30,712,068	101%
Inflation Protected Securities	53,574,072	55,041,541	103%
Equity Income	152,762,317	156,241,084	102%
Growth & Income	66,018,756	67,792,424	103%
Growth	82,264,867	84,519,548	103%
Select Value	51,685,936	52,763,976	102%
Aggressive Opportunities	148,135,392	152,380,829	103%
Discovery	27,456,550	28,491,694	104%
International	63,271,195	66,194,167	105%
Core Bond Index	81,676,556	83,274,662	102%
500 Stock Index	15,967,911	16,384,578	103%
Broad Market Index	45,952,898	47,193,029	103%
Mid/Small Company Index	102,768,286	105,949,271	103%
Overseas Equity Index	17,192,839	18,091,614	105%

Wilshire®, the Wilshire IndexesSM , Wilshire 5000 Total Market IndexSM , and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire IndexesSM and the aforementioned indexes is ©2010 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	May 26, 2011

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	May 25, 2011